MainStay Balanced Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 43.3% †
Asset-Backed Securities 5.5%
Automobile Asset-Backed Securities 0.2%
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.35%, due 5/25/33 (a)	$750,000	$769,917

Other Asset-Backed Securities 5.3%
AIMCO CLO Series 2017-AA, Class A 1.532% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	500,000	496,061
Apidos CLO XV Series 2013-15A, Class A1RR 1.282% (3 Month LIBOR + 1.01%), due 4/20/31 (a)(b)	500,000	489,056
Apidos CLO XXV Series 2016-25A, Class A1R 1.442% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	638,054
Apidos CLO XXXII Series 2019-32A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	600,000	593,298
Ares XLI CLO, Ltd. Series 2016-41A, Class AR 1.475% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	750,000	740,985
ARES XXIX CLO, Ltd. Series 2014-1A, Class A1R 1.463% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	13,162	13,157
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 1.415% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(b)	598,257	593,723
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1RR 1.522% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	500,000	496,822
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 1.615% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	350,000	344,924
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 1.486% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,487,772
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	893,250	924,981
Dell Equipment Finance Trust Series 2020-1, Class A2 2.26%, due 6/22/22 (a)	500,000	508,957
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,236,750	2,250,014
Dryden CLO, Ltd. (a)(b)
Series 2018-57A, Class A 1.402% (3 Month LIBOR + 1.01%), due 5/15/31	400,000	390,646
Series 2019-76A, Class A1 1.602% (3 Month LIBOR + 1.33%), due 10/20/32	500,000	495,765
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	124,802	125,551
ELFI Graduate Loan Program LLC Series 2019-A, Class A 2.54%, due 3/25/44 (a)	715,586	736,731
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	193,500	177,883
Galaxy XIX CLO, Ltd. Series 2015-19A, Class A1R 1.484% (3 Month LIBOR + 1.22%), due 7/24/30 (a)(b)	500,000	492,651
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 1.271% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	248,028
Highbridge Loan Management, Ltd. Series 2010A-16, Class A1R 1.412% (3 Month LIBOR + 1.14%), due 1/20/28 (a)(b)	250,000	246,605
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	392,781	411,255
HPS Loan Management, Ltd. Series 2011A-17, Class AR 1.520% (3 Month LIBOR + 1.02%), due 5/6/30 (a)(b)	1,050,000	1,026,441
Magnetite XVIII, Ltd. (a)(b)
Series 2016-18A, Class AR 1.472% (3 Month LIBOR + 1.08%), due 11/15/28	600,000	590,706
Series 2019-23A, Class A 1.545% (3 Month LIBOR + 1.30%), due 10/25/32	350,000	345,616
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	380,851	392,579
Navient Private Education Refi Loan Trust (a)
Series 2020-FA, Class A 1.22%, due 7/15/69	450,000	450,984
Series 2019-CA, Class A2 3.13%, due 2/15/68	500,000	518,919
Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR2 1.277% (3 Month LIBOR + 1.03%), due 1/28/30 (a)(b)	350,000	344,306
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-24A, Class AR 1.292% (3 Month LIBOR + 1.02%), due 4/19/30 (a)(b)	350,000	344,112
Oaktree CLO, Ltd. Series 2020-1A, Class B 2.935% (3 Month LIBOR + 2.59%), due 7/15/29 (a)(b)	500,000	501,887
Octagon Investment Partners 29, Ltd. Series 2016-1A, Class AR 1.444% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	500,000	484,373
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	493,406
OHA Credit Funding, Ltd. Series 2020-6A, Class A1 1.902% (3 Month LIBOR + 1.65%), due 7/20/31 (a)(b)	400,000	400,034
Palmer Square CLO, Ltd. (a)(b)
Series 2014-1A, Class A1R2 1.403% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	246,428
Series 2015-1A, Class A1R2 1.594% (3 Month LIBOR + 1.22%), due 5/21/29	750,000	745,728
Series-2015-2A, Class A2R2 1.822% (3 Month LIBOR + 1.55%), due 7/20/30	250,000	242,387
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 1.352% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	950,000	944,213
Sierra Timeshare Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	152,336	157,350
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	1,000,000	1,052,132
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	375,000	386,890
Series 2020-A, Class A2FX 2.54%, due 5/15/46 (a)	300,000	313,426
Series 2019-A, Class A1FX 3.18%, due 6/15/48	129,015	129,812
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	788,000	812,428
THL Credit Wind River CLO, Ltd. (a)(b)
Series 2017-2A, Class A 1.502% (3 Month LIBOR + 1.23%), due 7/20/30	250,000	246,252
Series 2017-4A, Class A 1.527% (3 Month LIBOR + 1.15%), due 11/20/30	507,000	497,577
TIAA CLO III, Ltd. Series 2017-2A, Class A 1.421% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	500,000	485,369
TICP CLO XIII, Ltd. Series 2019 13A, Class A 1.575% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	500,000	495,872
TICP CLO X, Ltd. Series 2018-10A, Class A 1.272% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	400,000	390,785
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 1.342% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	390,000	387,038
Voya CLO, Ltd. Series 2019-1A, Class AR 1.335% (3 Month LIBOR + 1.06%), due 4/15/31 (a)(b)	400,000	389,004
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 1.482% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	600,000	596,393
		27,315,366
Total Asset-Backed Securities (Cost $28,041,603)		28,085,283

Corporate Bonds 19.2%
Aerospace & Defense 0.5%
BAE Systems Holdings, Inc. 3.85%, due 12/15/25 (a)	640,000	721,063
Boeing Co.
2.70%, due 2/1/27	500,000	482,877
2.95%, due 2/1/30	550,000	527,575
3.10%, due 5/1/26	360,000	361,604
5.15%, due 5/1/30	625,000	681,905
		2,775,024
Apparel 0.1%
Nike, Inc. 2.85%, due 3/27/30	475,000	539,110
Ralph Lauren Corp. 1.70%, due 6/15/22	225,000	229,515
		768,625
Auto Manufacturers 1.3%
Daimler Finance North America LLC 1.292% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	850,000	849,043
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	575,000	572,481
3.664%, due 9/8/24	1,275,000	1,283,351
General Motors Financial Co., Inc.
4.35%, due 4/9/25	955,000	1,031,465
5.20%, due 3/20/23	275,000	299,067
Toyota Motor Credit Corp. 1.80%, due 2/13/25	900,000	942,012
Volkswagen Group of America Finance LLC (a)
1.157% (3 Month LIBOR + 0.86%), due 9/24/21 (b)	400,000	399,167
4.00%, due 11/12/21	1,350,000	1,406,250
		6,782,836
Banks 4.6%
Bank of America Corp. 4.45%, due 3/3/26	3,445,000	3,983,970
BNP Paribas S.A. 2.219%, due 6/9/26 (a)(c)	375,000	390,583
Citigroup, Inc. 4.60%, due 3/9/26	1,225,000	1,421,370
Credit Suisse A.G. of New York 2.95%, due 4/9/25	725,000	795,318
Credit Suisse Group A.G. 2.193%, due 6/5/26 (a)(c)	1,000,000	1,028,398
Fifth Third Bancorp 4.30%, due 1/16/24	1,100,000	1,216,234
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	5,000	5,212
3.85%, due 1/26/27	905,000	1,030,057
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,700,000	1,817,745
JPMorgan Chase & Co.(c)
2.083%, due 4/22/26	2,250,000	2,362,064
2.956%, due 5/13/31	725,000	789,662
KeyBank N.A. 1.25%, due 3/10/23	450,000	459,023
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	650,000	679,731
Mizuho Financial Group, Inc. (b)
0.99% (3 Month LIBOR + 0.63%), due 5/25/24	2,300,000	2,279,194
1.163% (3 Month LIBOR + 0.85%), due 9/13/23	475,000	475,281
Morgan Stanley
3.625%, due 1/20/27	220,000	253,273
4.35%, due 9/8/26	1,320,000	1,547,879
Santander UK PLC 2.10%, due 1/13/23	200,000	207,291
Swedbank A.B. 1.30%, due 6/2/23 (a)	1,325,000	1,348,553
Truist Bank 1.50%, due 3/10/25	575,000	596,311
UBS Group A.G. 1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	675,000	681,221
		23,368,370
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	1,000,000	1,230,716
Diageo Capital PLC 2.125%, due 4/29/32	475,000	509,384
		1,740,100
Building Materials 0.5%
Masco Corp. 4.45%, due 4/1/25	1,245,000	1,442,654
Owens Corning 3.95%, due 8/15/29	850,000	951,554
Vulcan Materials Co. 3.50%, due 6/1/30	200,000	224,562
		2,618,770
Chemicals 0.6%
Air Products & Chemicals, Inc. 2.05%, due 5/15/30	450,000	483,140
Albemarle Corp. 1.442% (3 Month LIBOR + 1.05%), due 11/15/22 (b)	850,000	832,438
Dow Chemical Co. 4.80%, due 11/30/28	10,000	12,294
E.I. du Pont de Nemours & Co. 1.70%, due 7/15/25	225,000	235,223
NewMarket Corp. 4.10%, due 12/15/22	1,220,000	1,306,409
Nutrien, Ltd. 3.625%, due 3/15/24	250,000	273,678
		3,143,182
Commercial Services 0.2%
Equifax, Inc. 2.60%, due 12/15/25	1,075,000	1,152,883

Computers 0.1%
DXC Technology Co. 4.00%, due 4/15/23	250,000	264,502
NetApp, Inc. 1.875%, due 6/22/25	225,000	233,239
		497,741
Diversified Financial Services 0.6%
Blackstone Holdings Finance Co. LLC 2.50%, due 1/10/30 (a)	475,000	502,289
GE Capital Funding LLC 4.05%, due 5/15/27 (a)	1,850,000	1,970,042
Intercontinental Exchange, Inc. 2.10%, due 6/15/30	625,000	661,781
		3,134,112
Electric 1.9%
Commonwealth Edison Co. 3.10%, due 11/1/24	340,000	366,706
DTE Electric Co. 2.65%, due 6/15/22	600,000	620,681
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,410,000	1,433,976
Entergy Arkansas LLC 3.70%, due 6/1/24	715,000	790,250
Entergy Corp. 4.00%, due 7/15/22	1,345,000	1,428,272
Exelon Corp. 4.05%, due 4/15/30	350,000	419,885
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,385,000	1,532,658
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	615,000	696,022
PacifiCorp 2.70%, due 9/15/30	600,000	679,646
Pinnacle West Capital Corp. 1.30%, due 6/15/25	775,000	794,254
WEC Energy Group, Inc. 3.375%, due 6/15/21	740,000	759,381
		9,521,731
Electrical Components & Equipment 0.1%
Emerson Electric Co. 1.80%, due 10/15/27	500,000	532,880

Food 0.2%
Conagra Brands, Inc. 4.85%, due 11/1/28	665,000	824,032

Health Care — Products 0.1%
Boston Scientific Corp. 1.90%, due 6/1/25	225,000	235,814
Stryker Corp. 1.95%, due 6/15/30	415,000	431,359
		667,173
Insurance 0.4%
MET Tower Global Funding 0.651%, due 1/17/23 (a)(b)	1,250,000	1,245,380
Metropolitan Life Global Funding I 2.95%, due 4/9/30 (a)	500,000	574,360
		1,819,740
Iron & Steel 0.5%
Nucor Corp. 2.00%, due 6/1/25	375,000	395,056
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,460,000	1,573,964
Steel Dynamics, Inc.
2.40%, due 6/15/25	275,000	288,747
3.25%, due 1/15/31	175,000	191,198
		2,448,965
Machinery — Diversified 0.3%
CNH Industrial Capital LLC
1.95%, due 7/2/23	425,000	429,004
4.375%, due 4/5/22	450,000	472,638
Deere & Co. 3.10%, due 4/15/30	600,000	698,913
		1,600,555
Media 0.2%
Comcast Corp. 3.10%, due 4/1/25	500,000	554,682
Discovery Communications LLC 3.625%, due 5/15/30	200,000	221,915
		776,597
Mining 0.1%
Anglo American Capital PLC 5.625%, due 4/1/30 (a)	550,000	689,376

Oil & Gas 0.3%
Chevron Corp. 2.236%, due 5/11/30	600,000	647,840
Equinor ASA 1.75%, due 1/22/26	300,000	313,526
Occidental Petroleum Corp. 1.842% (3 Month LIBOR + 1.45%), due 8/15/22 (b)	550,000	515,625
		1,476,991
Oil & Gas Services 0.3%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,345,000	1,461,685

Packaging & Containers 0.3%
WRKCo., Inc. 3.75%, due 3/15/25	1,270,000	1,423,077

Pharmaceuticals 1.7%
AbbVie, Inc. 2.95%, due 11/21/26 (a)	1,275,000	1,406,799
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	885,000	1,046,394
Becton Dickinson & Co. 2.894%, due 6/6/22	2,413,000	2,504,960
Cigna Corp. 4.125%, due 11/15/25	1,745,000	2,021,988
CVS Health Corp. 3.75%, due 4/1/30	1,355,000	1,589,713
		8,569,854
Pipelines 1.0%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,685,000	1,769,189
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	2,260,000	2,302,509
MPLX, L.P. 1.213% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	600,000	597,123
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	590,000	603,258
		5,272,079
Real Estate Investment Trusts 1.6%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	1,130,000	1,188,963
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29	400,000	439,472
Healthpeak Properties, Inc. 3.25%, due 7/15/26	755,000	841,906
Highwoods Realty, L.P. 3.875%, due 3/1/27	1,975,000	2,132,025
Kimco Realty Corp. 3.80%, due 4/1/27	290,000	314,378
Realty Income Corp. 3.25%, due 10/15/22	880,000	924,405
SBA Tower Trust(a)
1.884%, due 7/15/50	400,000	402,533
2.836%, due 7/17/50	750,000	782,711
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	1,195,000	1,279,515
		8,305,908
Semiconductors 0.1%
Broadcom, Inc. 2.25%, due 11/15/23 (a)	425,000	442,450

Software 0.3%
Fiserv, Inc.
2.25%, due 6/1/27	1,170,000	1,253,136
4.20%, due 10/1/28	5,000	6,049
Infor, Inc. 1.75%, due 7/15/25 (a)	300,000	309,240
		1,568,425
Telecommunications 0.9%
AT&T, Inc.
1.65%, due 2/1/28	275,000	279,867
4.35%, due 3/1/29	1,030,000	1,230,696
T-Mobile USA, Inc. 2.55%, due 2/15/31 (a)	1,500,000	1,558,275
Verizon Communications, Inc.
3.376%, due 2/15/25	8,000	8,983
4.016%, due 12/3/29	1,131,000	1,380,551
		4,458,372
Textiles 0.1%
Mohawk Industries, Inc. 3.625%, due 5/15/30	600,000	600,829
Total Corporate Bonds (Cost $92,464,278)		98,442,362
Foreign Government Bonds 0.3%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	350,000	380,100

Mexico 0.1%
United Mexican States 3.75%, due 1/11/28	350,000	375,476

Philippines 0.1%
Philippine Government International Bond 3.00%, due 2/1/28	325,000	363,462

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	175,000	187,957

Total Foreign Government Bonds (Cost $1,172,666)		1,306,995

Mortgage-Backed Securities 3.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	617,059
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	311,836
Series 2018-B2, Class A2 3.662%, due 2/15/51	250,000	261,900
BX Commercial Mortgage Trust Series 2019-XL, Class A 1.095% (1 Month LIBOR + 0.92%), due 10/15/36 (a)(b)	711,973	710,187
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,232,451
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,640,839
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5 2.717%, due 2/15/53	1,000,000	1,100,936
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 1.653% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	2,000,000	1,799,485
Credit Suisse Mortgage Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)	1,250,000	1,174,478
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,544,217
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,057,793
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,750,527
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	800,000	837,864
		15,039,572
Whole Loan (Collateralized Mortgage Obligations) 0.8%
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, due 11/25/49 (a)(d)	508,011	511,567
JP Morgan Mortgage Trust Series 2019-1, Class A11 1.122% (1 Month LIBOR + 0.95%), due 5/25/49 (a)(b)	212,123	211,658
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(d)	456,772	464,837
Sequoia Mortgage Trust (a)(d)
Series 2020-3, Class A1 3.00%, due 4/25/50	1,183,753	1,233,430
Series 2020-1, Class A1 3.50%, due 2/25/50	279,976	288,573
Series 2020-2, Class A1 3.50%, due 3/25/50	1,159,953	1,195,943
		3,906,008
Total Mortgage-Backed Securities (Cost $19,099,917)		18,945,580

U.S. Government & Federal Agencies 14.6%
Federal Farm Credit Bank 1.7%
0.71%, due 6/17/24	1,100,000	1,100,094
0.98%, due 4/27/27	775,000	774,531
1.23%, due 7/29/30	1,125,000	1,123,293
1.25%, due 10/30/26	975,000	975,288
1.35%, due 11/27/28	650,000	650,019
1.37%, due 6/1/29	1,000,000	1,000,783
1.57%, due 5/28/30	825,000	825,049
2.03%, due 1/21/28	1,200,000	1,317,786
2.44%, due 10/16/28	775,000	778,246
		8,545,089
Federal Home Loan Bank 2.3%
2.50%, due 12/10/27	1,700,000	1,919,527
2.875%, due 9/13/24	1,800,000	1,982,616
3.00%, due 3/10/28	500,000	584,820
3.125%, due 9/12/25	800,000	907,183
3.25%, due 6/9/28	1,200,000	1,426,762
3.25%, due 11/16/28	4,225,000	5,070,523
		11,891,431
Federal Home Loan Mortgage Corporation 0.8%
0.375%, due 7/21/25	1,110,000	1,108,452
0.90%, due 6/30/25	950,000	951,021
1.50%, due 2/12/25	2,000,000	2,100,961
		4,160,434
Federal National Mortgage Association 0.5%
0.50%, due 6/17/25	950,000	954,675
0.625%, due 4/22/25	740,000	747,728
1.75%, due 7/2/24	825,000	872,583
		2,574,986
United States Treasury Notes 9.3%
0.125%, due 6/30/22	14,100,000	14,100,552
0.125%, due 7/15/23	11,535,000	11,536,802
0.25%, due 6/30/25	4,225,000	4,232,592
0.50%, due 6/30/27	6,950,000	7,003,211
0.625%, due 5/15/30	2,815,000	2,838,311
1.625%, due 11/15/22	7,955,600	8,229,074
		47,940,542
Total U.S. Government & Federal Agencies (Cost $73,132,732)		75,112,482
Total Long-Term Bonds (Cost $213,911,196)		221,892,702

	Shares
Common Stocks 49.9%
Aerospace & Defense 1.0%
Boeing Co.	4,054	640,532
General Dynamics Corp.	4,736	694,961
Huntington Ingalls Industries, Inc.	2,920	507,233
L3Harris Technologies, Inc.	4,142	697,223
Northrop Grumman Corp.	2,284	742,323
Raytheon Technologies Corp.	11,333	642,354
Spirit AeroSystems Holdings, Inc., Class A	20,482	400,833
Textron, Inc.	30,135	1,052,917
		5,378,376
Air Freight & Logistics 0.4%
FedEx Corp.	4,309	725,636
United Parcel Service, Inc., Class B	6,054	864,269
XPO Logistics, Inc. (e)	3,324	249,366
		1,839,271
Auto Components 0.1%
Aptiv PLC	7,968	619,512

Automobiles 0.4%
Ford Motor Co.	80,465	531,874
General Motors Co.	26,733	665,384
Thor Industries, Inc.	8,856	1,009,496
		2,206,754
Banks 1.8%
Bank of America Corp.	29,152	725,302
Citigroup, Inc.	13,736	686,937
Comerica, Inc.	12,407	477,918
Fifth Third Bancorp	63,263	1,256,403
First Hawaiian, Inc.	47,400	823,812
JPMorgan Chase & Co.	7,227	698,417
PNC Financial Services Group, Inc.	6,664	710,849
Signature Bank	8,793	901,546
Synovus Financial Corp.	21,253	428,248
Truist Financial Corp.	18,875	707,058
U.S. Bancorp	19,456	716,759
Umpqua Holdings Corp.	39,464	428,184
Wells Fargo & Co.	27,149	658,635
		9,220,068
Beverages 0.8%
Coca-Cola Co.	14,817	699,955
Constellation Brands, Inc., Class A	3,996	712,087
Keurig Dr. Pepper, Inc.	23,580	721,312
Molson Coors Beverage Co., Class B	27,328	1,025,347
PepsiCo., Inc.	5,168	711,427
		3,870,128
Biotechnology 0.7%
AbbVie, Inc.	7,297	692,558
Alexion Pharmaceuticals, Inc. (e)	6,753	692,115
Alkermes PLC (e)	12,175	219,272
Biogen, Inc. (e)	2,568	705,404
Bluebird Bio, Inc. (e)	74	4,492
Exelixis, Inc. (e)	11,805	272,577
Gilead Sciences, Inc.	9,467	658,240
United Therapeutics Corp. (e)	2,531	282,131
		3,526,789
Building Products 1.4%
Carrier Global Corp.	16,566	451,258
Fortune Brands Home & Security, Inc.	11,526	881,739
Johnson Controls International PLC	43,797	1,685,309
Masco Corp.	22,702	1,297,646
Owens Corning	16,393	991,285
Trane Technologies PLC	14,777	1,653,103
		6,960,340
Capital Markets 3.0%
Ameriprise Financial, Inc.	8,818	1,354,709
Bank of New York Mellon Corp.	19,578	701,871
BlackRock, Inc.	1,242	714,162
Cboe Global Markets, Inc.	2,442	214,163
Charles Schwab Corp.	20,318	673,542
CME Group, Inc.	4,234	703,606
Evercore, Inc., Class A	15,223	841,832
Franklin Resources, Inc.	35,500	747,275
Goldman Sachs Group, Inc.	3,523	697,413
Intercontinental Exchange, Inc.	7,463	722,269
Lazard, Ltd., Class A	31,218	915,312
LPL Financial Holdings, Inc.	12,789	1,010,587
Morgan Stanley	14,149	691,603
Nasdaq, Inc.	9,560	1,255,324
Northern Trust Corp.	10,132	793,842
Raymond James Financial, Inc.	14,756	1,025,247
S&P Global, Inc.	2,054	719,414
State Street Corp.	23,429	1,494,536
		15,276,707
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,439	699,091
Axalta Coating Systems, Ltd. (e)	14,177	314,729
Cabot Corp.	6,682	243,759
CF Industries Holdings, Inc.	32,975	1,033,107
Corteva, Inc. (e)	22,319	637,431
Dow, Inc. (e)	16,706	685,948
DuPont de Nemours, Inc.	12,924	691,176
Ecolab, Inc.	3,404	636,820
Huntsman Corp.	47,743	883,246
Linde PLC	2,908	712,780
LyondellBasell Industries N.V., Class A	19,368	1,210,887
		7,748,974
Commercial Services & Supplies 0.7%
ADT, Inc.	35,349	304,355
Cintas Corp.	2,188	660,491
Clean Harbors, Inc. (e)	14,883	887,027
Republic Services, Inc.	9,407	820,761
Waste Management, Inc.	6,606	724,018
		3,396,652
Communications Equipment 0.1%
Cisco Systems, Inc.	15,089	710,692

Consumer Finance 0.6%
American Express Co.	7,399	690,475
Capital One Financial Corp.	10,938	697,844
Discover Financial Services	2,588	127,925
SLM Corp.	81,319	550,530
Synchrony Financial	51,949	1,149,631
		3,216,405
Containers & Packaging 0.0% ‡
Ardagh Group S.A.	5,008	68,159

Distributors 0.2%
LKQ Corp. (e)	37,717	1,063,242

Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	2,114	842,154

Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B (e)	3,701	724,582
Equitable Holdings, Inc.	51,369	1,051,010
Voya Financial, Inc.	14,975	739,765
		2,515,357
Diversified Telecommunication Services 0.3%
AT&T, Inc.	23,926	707,731
Verizon Communications, Inc.	12,809	736,261
		1,443,992
Electric Utilities 1.8%
American Electric Power Co., Inc.	8,063	700,513
Duke Energy Corp.	8,516	721,646
Entergy Corp.	13,505	1,419,781
Evergy, Inc.	15,238	987,880
Eversource Energy	1,029	92,682
Exelon Corp.	18,513	714,787
FirstEnergy Corp.	16,773	486,417
NextEra Energy, Inc.	2,545	714,381
NRG Energy, Inc.	28,903	977,210
OGE Energy Corp.	11,884	390,984
PG&E Corp. (e)	32,676	305,521
PPL Corp.	21,120	562,214
Southern Co.	12,875	703,104
Xcel Energy, Inc.	3,770	260,281
		9,037,401
Electrical Equipment 0.5%
Eaton Corp. PLC	7,623	709,930
Emerson Electric Co.	11,176	693,024
Regal Beloit Corp.	9,928	913,078
		2,316,032
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc. (e)	14,066	1,007,407
Avnet, Inc.	33,448	893,730
Jabil, Inc.	27,224	949,029
SYNNEX Corp.	7,745	966,111
		3,816,277
Energy Equipment & Services 0.1%
Schlumberger, Ltd.	37,066	672,377

Entertainment 0.6%
Activision Blizzard, Inc.	8,985	742,431
Electronic Arts, Inc. (e)	5,284	748,320
Lions Gate Entertainment Corp., Class B (e)	113,483	806,864
Take-Two Interactive Software, Inc. (e)	1,649	270,469
Walt Disney Co.	6,055	708,072
		3,276,156
Equity Real Estate Investment Trusts 3.1%
Alexandria Real Estate Equities, Inc.	5,031	893,253
American Homes 4 Rent, Class A	15,702	455,358
Apartment Investment & Management Co., Class A	5,676	220,342
AvalonBay Communities, Inc.	5,672	868,497
Boston Properties, Inc.	2,211	196,978
Camden Property Trust	4,103	372,593
CoreSite Realty Corp.	1,980	255,519
Crown Castle International Corp.	4,289	714,976
CubeSmart	13,617	404,016
CyrusOne, Inc.	6,215	518,455
Digital Realty Trust, Inc.	4,906	787,609
Duke Realty Corp.	16,869	677,965
Equity Residential	14,951	801,822
Essex Property Trust, Inc.	2,957	652,728
Extra Space Storage, Inc.	1,551	160,280
First Industrial Realty Trust, Inc.	9,157	402,176
Gaming & Leisure Properties, Inc.	12,074	437,200
Healthpeak Properties, Inc.	10,062	274,592
Host Hotels & Resorts, Inc.	209	2,253
Invitation Homes, Inc.	24,072	717,827
Kilroy Realty Corp.	141	8,216
Life Storage, Inc.	3,784	371,324
Medical Properties Trust, Inc.	3,845	77,400
Mid-America Apartment Communities, Inc.	5,361	638,978
Prologis, Inc.	7,232	762,398
Public Storage	3,824	764,341
Realty Income Corp.	6,377	382,939
SBA Communications Corp.	2,394	745,827
Sun Communities, Inc.	4,431	664,340
UDR, Inc.	4,865	176,113
Ventas, Inc.	4,972	190,726
VEREIT, Inc.	1,112	7,239
VICI Properties, Inc.	5,565	120,816
Welltower, Inc.	8,183	438,282
Weyerhaeuser Co.	30,562	849,929
WP Carey, Inc.	1,805	128,823
		16,142,130
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	2,193	713,887
Kroger Co.	46,062	1,602,497
Sprouts Farmers Market, Inc. (e)	30,466	803,693
Sysco Corp.	13,021	688,160
Walgreens Boots Alliance, Inc.	17,733	721,910
Walmart, Inc.	5,434	703,160
		5,233,307
Food Products 1.0%
Conagra Brands, Inc.	13,902	520,630
General Mills, Inc.	11,107	702,740
Hershey Co.	1,581	229,893
Ingredion, Inc.	8,483	733,780
Kraft Heinz Co.	20,522	705,546
Mondelez International, Inc., Class A	13,035	723,312
Seaboard Corp.	2	5,407
Tyson Foods, Inc., Class A	21,931	1,347,660
		4,968,968
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	7,095	714,041
Baxter International, Inc.	7,993	690,435
Becton Dickinson & Co.	2,623	737,955
Boston Scientific Corp. (e)	18,614	717,942
Danaher Corp.	3,590	731,642
DENTSPLY SIRONA, Inc.	24,873	1,109,336
Hill-Rom Holdings, Inc.	8,769	852,522
Hologic, Inc. (e)	12,252	854,945
Medtronic PLC	7,407	714,627
Stryker Corp.	3,665	708,444
Zimmer Biomet Holdings, Inc.	2,145	289,275
		8,121,164
Health Care Providers & Services 1.9%
AmerisourceBergen Corp.	10,025	1,004,405
Anthem, Inc.	2,650	725,570
Centene Corp. (e)	10,560	689,040
Cigna Corp. (e)	3,993	689,551
CVS Health Corp.	11,214	705,809
DaVita, Inc. (e)	11,274	985,235
HCA Healthcare, Inc.	5,633	713,363
Humana, Inc.	1,798	705,625
Laboratory Corp. of America Holdings (e)	3,020	582,618
McKesson Corp.	6,385	958,772
UnitedHealth Group, Inc.	2,361	714,864
Universal Health Services, Inc., Class B	9,715	1,067,678
		9,542,530
Hotels, Restaurants & Leisure 0.8%
Aramark	2,463	52,019
Darden Restaurants, Inc.	7,233	548,985
Extended Stay America, Inc.	3,488	39,798
Las Vegas Sands Corp.	15,939	695,578
Marriott International, Inc., Class A	8,040	673,953
McDonald's Corp.	3,633	705,819
Starbucks Corp.	9,493	726,499
Yum! Brands, Inc.	7,702	701,267
		4,143,918
Household Durables 0.7%
Lennar Corp.
Class A	8,244	596,453
Class B	15,676	844,466
Mohawk Industries, Inc. (e)	11,394	909,811
PulteGroup, Inc.	27,540	1,200,744
		3,551,474
Household Products 0.4%
Colgate-Palmolive Co.	9,637	743,977
Kimberly-Clark Corp.	4,855	738,154
Procter & Gamble Co.	5,670	743,450
		2,225,581
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	69,824	1,063,419
Vistra Corp.	56,739	1,058,750
		2,122,169
Industrial Conglomerates 0.6%
3M Co.	4,490	675,610
Carlisle Cos., Inc.	1,081	128,726
General Electric Co.	101,619	616,827
Honeywell International, Inc.	4,653	695,019
Roper Technologies, Inc.	1,702	736,030
		2,852,212
Insurance 2.1%
Aflac, Inc.	19,340	687,924
Allstate Corp.	7,556	713,211
American International Group, Inc.	22,447	721,447
American National Group, Inc.	660	48,609
Assured Guaranty, Ltd.	20,082	438,390
Brighthouse Financial, Inc. (e)	16,203	459,193
Chubb, Ltd.	5,307	675,263
Fidelity National Financial, Inc.	27,793	899,381
Hartford Financial Services Group, Inc.	1,789	75,710
Marsh & McLennan Cos., Inc.	6,205	723,503
MetLife, Inc.	18,552	702,193
Progressive Corp.	8,070	729,044
Prudential Financial, Inc.	8,284	524,957
Reinsurance Group of America, Inc.	9,305	793,251
Travelers Cos., Inc.	6,030	689,953
Unum Group	50,296	866,600
Willis Towers Watson PLC	3,823	802,868
		10,551,497
Interactive Media & Services 0.4%
Alphabet, Inc. (e)
Class A	466	693,385
Class C	467	692,542
TripAdvisor, Inc.	22,865	462,559
Twitter, Inc. (e)	1,836	66,830
		1,915,316
Internet & Direct Marketing Retail 0.3%
eBay, Inc.	12,971	717,037
Qurate Retail, Inc., Series A (e)	95,620	1,043,214
		1,760,251
IT Services 1.9%
Akamai Technologies, Inc. (e)	8,058	906,042
Alliance Data Systems Corp.	10,061	446,306
Amdocs, Ltd.	17,281	1,073,150
Automatic Data Processing, Inc.	4,867	646,873
CACI International, Inc., Class A (e)	2,153	447,436
Cognizant Technology Solutions Corp., Class A	11,523	787,251
DXC Technology Co.	30,629	548,565
Fidelity National Information Services, Inc.	4,933	721,747
Fiserv, Inc. (e)	7,000	698,530
Global Payments, Inc.	4,087	727,568
International Business Machines Corp.	5,617	690,554
Leidos Holdings, Inc.	12,541	1,193,402
Sabre Corp.	60,462	457,093
Twilio, Inc., Class A (e)	641	177,826
		9,522,343
Leisure Products 0.4%
Brunswick Corp.	11,515	771,275
Polaris, Inc.	9,968	1,032,984
		1,804,259
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	5,442	524,228
Bio-Rad Laboratories, Inc., Class A (e)	446	234,101
Bruker Corp.	13,076	583,451
Charles River Laboratories International, Inc. (e)	2,623	521,951
IQVIA Holdings, Inc. (e)	8,517	1,349,008
PPD, Inc. (e)	1,677	49,253
PRA Health Sciences, Inc. (e)	8,067	859,619
Thermo Fisher Scientific, Inc.	1,742	721,101
		4,842,712
Machinery 1.3%
AGCO Corp.	1,987	130,407
Allison Transmission Holdings, Inc.	6,942	259,353
Caterpillar, Inc.	5,236	695,760
Crane Co.	9,405	532,041
Cummins, Inc.	8,643	1,670,346
Deere & Co.	4,047	713,527
Illinois Tool Works, Inc.	3,891	719,796
Otis Worldwide Corp.	12,130	761,036
PACCAR, Inc.	7,440	632,995
Parker-Hannifin Corp.	3,738	668,803
Timken Co.	2,680	122,369
		6,906,433
Media 0.5%
Charter Communications, Inc., Class A (e)	1,276	740,080
Comcast Corp., Class A	16,836	720,581
Fox Corp., Class B (e)	35,693	919,808
News Corp., Class B	26,521	338,408
		2,718,877
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	43,071	556,477
Newmont Corp.	21,143	1,463,095
Reliance Steel & Aluminum Co.	9,907	973,462
Royal Gold, Inc.	3,236	452,814
Southern Copper Corp.	16,494	720,953
Steel Dynamics, Inc.	35,388	969,985
		5,136,786
Multi-Utilities 1.1%
Consolidated Edison, Inc.	20,566	1,580,086
Dominion Energy, Inc.	8,876	719,222
DTE Energy Co.	1,453	168,010
MDU Resources Group, Inc.	34,845	731,048
Public Service Enterprise Group, Inc.	11,720	655,617
Sempra Energy	5,617	699,092
WEC Energy Group, Inc.	12,888	1,227,711
		5,780,786
Multiline Retail 0.4%
Dollar Tree, Inc. (e)	12,034	1,123,374
Target Corp.	5,846	735,894
		1,859,268
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	7,859	659,684
Cimarex Energy Co.	10,834	265,000
ConocoPhillips	17,681	661,093
Devon Energy Corp.	85,722	899,224
EOG Resources, Inc.	14,644	686,071
Exxon Mobil Corp.	16,370	688,850
HollyFrontier Corp.	34,030	935,825
Kinder Morgan, Inc.	49,372	696,145
Marathon Petroleum Corp.	17,798	679,884
Phillips 66	11,023	683,646
Pioneer Natural Resources Co.	5,453	528,505
Targa Resources Corp.	33,777	617,443
Valero Energy Corp.	12,404	697,477
Williams Cos., Inc.	37,178	711,215
		9,410,062
Personal Products 0.4%
Estee Lauder Cos., Inc., Class A	3,685	727,935
Herbalife Nutrition, Ltd. (e)	7,575	388,143
Nu Skin Enterprises, Inc., Class A	19,158	859,236
		1,975,314
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	11,949	700,928
Catalent, Inc. (e)	5,923	517,315
Jazz Pharmaceuticals PLC (e)	6,120	662,490
Johnson & Johnson	4,781	696,879
Merck & Co., Inc.	9,163	735,239
Mylan N.V. (e)	20,528	330,706
Perrigo Co. PLC	18,417	976,469
Pfizer, Inc.	18,624	716,652
Zoetis, Inc.	4,986	756,276
		6,092,954
Professional Services 0.6%
CoreLogic, Inc.	14,093	960,579
IHS Markit, Ltd.	15,147	1,222,817
ManpowerGroup, Inc.	13,038	896,884
		3,080,280
Road & Rail 0.7%
CSX Corp.	10,001	713,471
J.B. Hunt Transport Services, Inc.	1,035	133,929
Norfolk Southern Corp.	3,825	735,203
Schneider National, Inc., Class B	33,777	848,816
Uber Technologies, Inc. (e)	21,986	665,296
Union Pacific Corp.	4,087	708,482
		3,805,197
Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. (e)	12,009	929,857
Analog Devices, Inc.	6,457	741,586
Broadcom, Inc.	2,309	731,376
Cirrus Logic, Inc. (e)	4,256	291,664
Intel Corp.	11,844	565,314
Micron Technology, Inc. (e)	13,590	680,247
Qorvo, Inc. (e)	10,283	1,317,766
Skyworks Solutions, Inc.	10,934	1,591,772
Texas Instruments, Inc.	5,543	707,010
		7,556,592
Software 1.3%
Autodesk, Inc. (e)	3,013	712,364
CDK Global, Inc.	21,319	969,162
Citrix Systems, Inc.	8,227	1,174,486
Nuance Communications, Inc. (e)	8,366	228,810
Oracle Corp.	12,829	711,368
salesforce.com, Inc. (e)	3,794	739,261
SS&C Technologies Holdings, Inc.	18,702	1,075,365
Synopsys, Inc. (e)	4,409	878,361
		6,489,177
Specialty Retail 1.6%
AutoNation, Inc. (e)	17,132	879,557
AutoZone, Inc. (e)	975	1,177,235
Best Buy Co., Inc.	13,978	1,392,069
Dick's Sporting Goods, Inc.	20,144	918,969
Foot Locker, Inc.	5,416	159,176
Home Depot, Inc.	2,711	719,743
L Brands, Inc.	15,235	371,886
Ross Stores, Inc.	8,152	730,990
TJX Cos., Inc.	13,399	696,614
Ulta Beauty, Inc. (e)	456	88,004
Williams-Sonoma, Inc.	10,176	886,533
		8,020,776
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (e)	11,628	695,703
HP, Inc.	88,381	1,553,738
Xerox Holdings Corp. (e)	53,470	890,276
		3,139,717
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	30,814	254,832
New York Community Bancorp, Inc.	91,710	965,706
		1,220,538
Tobacco 0.3%
Altria Group, Inc.	16,984	698,891
Philip Morris International, Inc.	9,375	720,094
		1,418,985
Trading Companies & Distributors 0.4%
HD Supply Holdings, Inc. (e)	27,263	956,931
MSC Industrial Direct Co., Inc., Class A	13,198	871,200
		1,828,131
Water Utilities 0.0% ‡
American Water Works Co., Inc.	1,302	191,746

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (e)	6,844	734,909
Total Common Stocks (Cost $216,824,901)		255,688,174

Exchange-Traded Funds 4.9%
iShares Intermediate Government / Credit Bond ETF	82,820	9,798,351
iShares Russell 1000 Value ETF	40,699	4,767,074
iShares Russell Mid-Cap ETF	20,546	1,166,397
SPDR S&P 500 ETF Trust	3,424	1,118,005
Vanguard Mid-Cap Value ETF	82,332	8,303,182
Total Exchange-Traded Funds (Cost $23,636,186)		25,153,009

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.00%, dated 7/31/20 due 8/3/20 Proceeds at Maturity $1,282,387 (Collateralized by a United States Treasury Note with a rate of 1.75% and maturity date 6/30/24, with a Principal Amount of $1,231,500 and a Market Value of $1,308,119)	$1,282,387	1,282,387

Total Short-Term Investment (Cost $1,282,387)		1,282,387

Total Investments (Cost $455,654,670)	98.3%	504,016,272
Other Assets, Less Liabilities	1.7	8,615,285
Net Assets	100.0%	$512,631,557

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(e)	Non-income producing security.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	16	September 2020	$3,533,276	$3,535,750	$2,474
5-Year United States Treasury Note	182	September 2020	22,850,491	22,954,750	104,259
10-Year United States Treasury Note	41	September 2020	5,697,354	5,743,203	45,849
Total Long Contracts					152,582
Short Contracts
10-Year United States Treasury Ultra Note	(28)	September 2020	(4,401,857)	(4,459,000)	(57,143)
United States Treasury Long Bond	(1)	September 2020	(178,896)	(182,281)	(3,385)
United States Treasury Ultra Bond	(2)	September 2020	(450,197)	(455,375)	(5,178)
Total Short Contracts					(65,706)
Net Unrealized Appreciation					$86,876

1.	As of July 31, 2020, cash in the amount of $123,214 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$28,085,283	$—	$28,085,283
Corporate Bonds	—	98,442,362	—	98,442,362
Foreign Government Bonds	—	1,306,995	—	1,306,995
Mortgage-Backed Securities	—	18,945,580	—	18,945,580
U.S. Government & Federal Agencies	—	75,112,482	—	75,112,482
Total Long-Term Bonds	—	221,892,702	—	221,892,702
Common Stocks	255,688,174	—	—	255,688,174
Exchange-Traded Funds	25,153,009	—	—	25,153,009
Short-Term Investment
Repurchase Agreement	—	1,282,387	—	1,282,387
Total Investments in Securities	280,841,183	223,175,089	—	504,016,272
Other Financial Instruments
Futures Contracts (b)	152,582	—	—	152,582
Total Investments in Securities and Other Financial Instruments	$280,993,765	$223,175,089	$—	$504,168,854

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(65,706)	$—	$—	$(65,706)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 94.3% †
Argentina 0.7%
Grupo Financiero Galicia S.A., ADR (Banks) (a)	22,000	$264,000
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	320	359,878
		623,878
Brazil 5.4%
Afya, Ltd., Class A (Diversified Consumer Services) (a)	12,000	313,800
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	40,000	486,452
Banco BTG Pactual S.A. (Capital Markets)	37,000	612,961
Cosan S.A. (Oil, Gas & Consumable Fuels)	43,000	745,167
Localiza Rent a Car S.A. (Road & Rail)	44,000	429,494
Magazine Luiza S.A. (Multiline Retail)	33,000	510,573
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	32,000	409,527
WEG S.A. (Electrical Equipment)	42,000	542,255
XP, Inc, Class A (Capital Markets) (a)	10,000	465,000
		4,515,229
Canada 0.6%
Pan American Silver Corp. (Metals & Mining)	14,000	523,040

Chile 0.5%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals)	13,600	415,480

China 41.5%
A-Living Services Co., Ltd., Class H (Commercial Services & Supplies) (b)	62,000	349,986
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	57,381	372,428
Alibaba Group Holding, Ltd. (Internet & Direct Marketing Retail) (a)	46,000	1,460,072
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	9,500	2,384,690
Alibaba Health Information Technology, Ltd. (Health Care Technology) (a)	100,000	276,118
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	53,000	400,391
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	2,000	238,800
Bank of Ningbo Co., Ltd., Class A (Banks)	128,000	531,293
Baozun, Inc., Sponsored ADR (Internet & Direct Marketing Retail) (a)(c)	8,000	336,480
Bilibili, Inc., Sponsored ADR (Entertainment) (a)	6,800	296,344
China Aoyuan Group, Ltd. (Real Estate Management & Development)	290,000	365,199
China Construction Bank Corp., Class H (Banks)	1,880,000	1,377,805
China Lesso Group Holdings, Ltd. (Building Products)	132,000	254,793
China Merchants Bank Co., Ltd., Class H (Banks)	188,000	876,895
China National Building Material Co., Ltd., Class H (Construction Materials)	430,000	666,890
China Railway Group, Ltd., Class H (Construction & Engineering)	420,000	212,430
China Tourism Group Duty Free Corp., Ltd., Class A (Specialty Retail)	14,000	487,427
CIFI Holdings Group Co., Ltd. (Real Estate Management & Development)	440,000	395,133
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	260,000	275,086
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment)	17,000	516,783
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	82,000	494,626
East Money Information Co., Ltd., Class A (Capital Markets)	98,099	374,855
ENN Energy Holdings, Ltd. (Gas Utilities)	43,000	520,973
Geely Automobile Holdings, Ltd. (Automobiles)	189,984	399,564
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	20,948	323,247
Hengli Petrochemical Co., Ltd., Class A (Chemicals)	170,000	396,289
Hundsun Technologies, Inc., Class A (Software)	28,180	442,232
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	19,200	1,224,768
Lepu Medical Technology Beijing Co., Ltd., Class A (Health Care Equipment & Supplies)	24,035	147,664
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods)	86,000	276,854
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (b)	94,000	464,524
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	66,682	559,768
Meituan Dianping, Class B (Internet & Direct Marketing Retail) (a)	62,000	1,535,141
MMG, Ltd. (Metals & Mining) (a)	1,040,000	273,744
NetEase, Inc., ADR (Entertainment)	1,360	623,451
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (a)	1,400	196,280
Offcn Education Technology Co., Ltd., Class A (Diversified Consumer Services)	86,000	393,805
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	6,500	596,700
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	124,000	1,313,549
Postal Savings Bank of China Co., Ltd., Class H (Banks) (b)	380,000	209,360
Sany Heavy Industry Co., Ltd., Class A (Machinery)	166,000	502,079
Shandong Linglong Tyre Co., Ltd., Class A (Auto Components)	105,900	355,807
Shenzhen Inovance Technology Co., Ltd., Class A (Machinery)	69,958	503,774
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Supplies)	8,000	397,725
Shimao Group Holdings, Ltd. (Real Estate Management & Development)	122,000	517,103
Silergy Corp. (Semiconductors & Semiconductor Equipment)	5,600	335,490
TAL Education Group, ADR (Diversified Consumer Services) (a)	4,600	359,582
Tencent Holdings, Ltd. (Interactive Media & Services)	56,000	3,858,431
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	29,000	660,330
Weichai Power Co., Ltd., Class H (Machinery)	120,000	258,880
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	19,000	391,262
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	180,000	344,193
Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	440,000	481,426
Yantai Jereh Oilfield Services Group Co., Ltd., Class A (Energy Equipment & Services)	84,000	377,185
Yealink Network Technology Corp., Ltd., Class A (Communications Equipment)	33,000	297,541
Yihai International Holding, Ltd. (Food Products)	39,000	477,794
Yonyou Network Technology Co., Ltd., Class A (Software)	66,193	445,934
Zhejiang Dingli Machinery Co., Ltd., Class A (Machinery)	41,797	531,004
Zhongsheng Group Holdings, Ltd. (Specialty Retail)	74,000	456,873
ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	8,400	311,220
		34,706,070
Colombia 0.2%
Bancolombia S.A., Sponsored ADR (Banks)	5,000	139,600

Hong Kong 1.7%
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	7,000	334,361
Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	360,000	376,708
Techtronic Industries Co., Ltd. (Machinery)	28,000	292,453
Xinyi Glass Holdings, Ltd. (Auto Components)	260,000	381,095
		1,384,617
India 7.0%
Asian Paints, Ltd. (Chemicals)	12,000	275,890
Bajaj Finance, Ltd. (Consumer Finance)	7,400	322,262
Biocon, Ltd. (Biotechnology) (a)	75,000	411,479
HDFC Bank, Ltd. (Banks)	43,000	593,881
Hindustan Unilever, Ltd. (Household Products)	4,000	118,162
ICICI Bank, Ltd. (Banks) (a)	90,000	417,684
ICICI Lombard General Insurance Co., Ltd. (Insurance) (b)	18,000	312,421
Info Edge India, Ltd. (Interactive Media & Services)	11,000	470,392
JSW Steel, Ltd. (Metals & Mining)	60,000	176,802
Jubilant Foodworks, Ltd. (Hotels, Restaurants & Leisure)	10,000	231,258
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	118,000	390,534
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	67,533	1,814,589
Tata Consumer Products, Ltd. (Food Products)	52,000	297,838
		5,833,192
Indonesia 0.6%
PT Bank Central Asia Tbk (Banks)	240,000	512,877

Malaysia 1.1%
Dialog Group BHD (Energy Equipment & Services)	540,000	482,688
Hartalega Holdings BHD (Health Care Equipment & Supplies)	92,000	440,038
		922,726
Mexico 0.3%
Alsea S.A.B. de C.V. (Hotels, Restaurants & Leisure) (a)	240,000	233,799

Peru 0.9%
Southern Copper Corp. (Metals & Mining)	17,600	769,296

Poland 1.3%
CCC S.A. (Textiles, Apparel & Luxury Goods)	15,000	222,115
CD Projekt S.A. (Entertainment) (a)	3,700	397,133
Dino Polska S.A. (Food & Staples Retailing) (a)(b)	8,400	466,050
		1,085,298
Republic of Korea 12.2%
Celltrion, Inc. (Biotechnology) (a)	1,900	472,847
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	30,000	586,705
Hyundai Mobis Co., Ltd. (Auto Components)	2,400	413,967
Kakao Corp. (Interactive Media & Services)	2,100	605,464
KB Financial Group, Inc. (Banks)	25,000	739,676
LG Chem, Ltd. (Chemicals)	1,060	505,355
NAVER Corp. (Interactive Media & Services)	2,340	591,187
NCSoft Corp. (Entertainment)	520	353,970
Orion Corp. (Food Products)	2,400	269,935
Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(b)	460	283,012
Samsung C&T Corp. (Industrial Conglomerates)	4,200	373,678
Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	2,600	306,614
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	67,000	3,256,085
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	26,000	259,694
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	1,400	467,098
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,700	674,131
		10,159,418
Russia 4.0%
MMC Norilsk Nickel PJSC (Metals & Mining)	1,480	389,841
Polymetal International PLC (Metals & Mining)	26,000	644,944
Polyus PJSC (Metals & Mining) (a)	3,100	707,169
QIWI PLC, Sponsored ADR (IT Services) (c)	12,800	247,168
Tatneft PJSC (Oil, Gas & Consumable Fuels)	36,000	268,327
TCS Group Holding PLC (Banks)	22,000	553,300
Yandex N.V., Class A (Interactive Media & Services) (a)	10,000	575,400
		3,386,149
South Africa 4.2%
AngloGold Ashanti, Ltd. (Metals & Mining)	19,000	616,592
Impala Platinum Holdings, Ltd. (Metals & Mining)	43,000	379,544
Kumba Iron Ore, Ltd. (Metals & Mining)	12,500	402,194
Naspers, Ltd., Class N (Internet & Direct Marketing Retail)	11,300	2,080,615
		3,478,945
Taiwan 11.3%
Accton Technology Corp. (Communications Equipment)	50,000	391,712
Airtac International Group (Machinery)	24,000	503,030
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,400	216,594
Chailease Holding Co., Ltd. (Diversified Financial Services)	176,800	739,320
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	78,000	532,523
E.Sun Financial Holding Co., Ltd. (Banks)	777,379	719,144
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	14,000	201,437
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	43,000	1,028,964
Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	100,000	335,216
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	38,000	485,791
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	277,000	4,023,400
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	11,400	305,095
		9,482,226
Thailand 0.3%
Srisawad Corp. PCL, NVDR (Consumer Finance) (a)	150,000	230,899

Turkey 0.1%
Turk Hava Yollari AO (Airlines) (a)	40,000	61,147

United States 0.4%
EPAM Systems, Inc. (IT Services) (a)	1,200	348,096

Total Common Stocks (Cost $65,340,116)		78,811,982

Preferred Stocks 1.2%
Brazil 0.7%
Petroleo Brasileiro S.A. 3.24% (Oil, Gas & Consumable Fuels)	138,000	587,285

Republic of Korea 0.5%
Samsung Electronics Co., Ltd. 2.78% (Technology Hardware, Storage & Peripherals)	10,400	432,096

Total Preferred Stocks (Cost $1,385,211)		1,019,381

Short-Term Investments 3.9%
Affiliated Investment Company 3.4%
MainStay U.S. Government Liquidity Fund, 0.05% (d)	2,826,763	2,826,763

Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (d)(e)	424,230	424,230

Total Short-Term Investments (Cost $3,250,993)		3,250,993

Total Investments (Cost $69,976,320)	99.4%	83,082,356
Other Assets, Less Liabilities	0.6	513,751
Net Assets	100.0%	$83,596,107

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $427,734. The Fund received cash collateral with a value of $424,230.
(d)	Current yield as of July 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$78,811,982	$—	$—	$78,811,982
Preferred Stocks	1,019,381	—	—	1,019,381
Short-Term Investments
Affiliated Investment Company	2,826,763	—	—	2,826,763
Unaffiliated Investment Company	424,230	—	—	424,230
Total Short-Term Investments	3,250,993	—	—	3,250,993
Total Investments in Securities	$83,082,356	$—	$—	$83,082,356

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 94.7% †
Equity Funds 36.2%
IQ 50 Percent Hedged FTSE International ETF	447,991	$8,637,759
IQ 500 International ETF	327,069	7,757,913
IQ Candriam ESG International Equity ETF (a)	315,599	7,382,460
IQ Candriam ESG U.S. Equity ETF (a)	319,612	8,897,998
IQ Chaikin U.S. Large Cap ETF	363,847	8,819,651
IQ Chaikin U.S. Small Cap ETF (a)	335,336	7,466,726
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	772,444	7,994,800
MainStay Epoch Capital Growth Fund Class I	50,292	719,679
MainStay Epoch International Choice Fund Class I	149,206	5,205,801
MainStay Epoch U.S. All Cap Fund Class R6	377,621	9,674,650
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	814,511	12,429,441
MainStay MacKay Common Stock Fund Class I	97,288	2,468,190
MainStay MacKay Growth Fund Class I (a)	366,009	15,968,994
MainStay MacKay International Equity Fund Class R6	198,955	3,654,804
MainStay MacKay International Opportunities Fund Class I	766,624	4,983,057
MainStay MacKay S&P 500 Index Fund Class I	357,840	16,650,302
MainStay MacKay Small Cap Core Fund Class I (a)	488,069	11,201,172
MainStay MAP Equity Fund Class I	302,862	12,332,520
MainStay Winslow Large Cap Growth Fund Class R6	1,363,289	16,686,658
Total Equity Funds (Cost $144,430,269)		168,932,575

Fixed Income Funds 58.5%
IQ S&P High Yield Low Volatility Bond ETF	188,037	4,794,511
MainStay Floating Rate Fund Class R6 (a)	1,547,331	13,554,620
MainStay MacKay Infrastructure Bond Fund Class R6	787,753	7,034,637
MainStay MacKay Short Duration High Yield Fund Class I	3,563,162	33,921,302
MainStay MacKay Total Return Bond Fund Class R6 (a)	18,098,223	208,672,508
MainStay Short Term Bond Class I (a)	431,898	4,638,586

Total Fixed Income Funds (Cost $258,655,488)		272,616,164

Total Affiliated Investment Companies (Cost $403,085,757)		441,548,739

Short-Term Investment 5.2%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 0.05% (b)	24,021,199	24,021,199
Total Short-Term Investment (Cost $24,021,199)		24,021,199

Total Investments (Cost $427,106,956)	99.9%	465,569,938
Other Assets, Less Liabilities	0.1	557,029
Net Assets	100.0%	$466,126,967

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows[1]:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	6,936	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	2,363	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(6,720)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.339%	12/07/2020	Monthly	11,341	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.029%	12/07/2020	Monthly	(8,414)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.074%	12/07/2020	Monthly	(8,288)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.243%	10/26/2020	Monthly	2,970	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	4,666	—
						$—

1	As of July 31, 2020, cash in the amount of $ 602,480 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of July 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$168,932,575	$—	$—	$168,932,575
Fixed Income Funds	272,616,164	—	—	272,616,164
Short-Term Investment	24,021,199	—	—	24,021,199
Total Investments in Securities	$465,569,938	$—	$—	$465,569,938

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.1% †
Australia 3.2%
CSL, Ltd. (Biotechnology)	6,583	$1,270,341
Regis Resources, Ltd. (Metals & Mining)	188,650	758,817
Saracen Mineral Holdings, Ltd. (Metals & Mining) (a)	208,188	892,440
		2,921,598
Canada 4.3%
Alimentation Couche-tard, Inc., Class B (Food & Staples Retailing)	27,761	964,780
Canadian National Railway Co. (Road & Rail)	9,002	879,333
Constellation Software, Inc. (Software)	980	1,159,194
Kirkland Lake Gold, Ltd. (Metals & Mining)	16,390	895,090
		3,898,397
China 1.9%
A-Living Services Co., Ltd., Class H (Commercial Services & Supplies) (b)	36,250	204,629
Autohome, Inc., ADR (Interactive Media & Services)	9,857	863,966
Hefei Meiya Optoelectronic Technology, Inc., Class A (Machinery)	24,630	211,382
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	9,042	463,312
		1,743,289
Denmark 3.2%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	5,224	889,163
Genmab A/S (Biotechnology) (a)	2,024	691,241
Novo Nordisk A/S, Class B (Pharmaceuticals)	12,099	797,898
Novozymes A/S, Class B (Chemicals)	8,370	499,682
		2,877,984
France 1.9%
Edenred (IT Services)	12,244	607,634
LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	1,030	444,974
Sartorius Stedim Biotech (Life Sciences Tools & Services)	2,155	670,159
		1,722,767
Hong Kong 2.2%
AIA Group, Ltd. (Insurance)	23,800	215,113
China Gas Holdings, Ltd. (Gas Utilities)	50,400	151,519
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	22,000	1,050,850
WH Group, Ltd. (Food Products) (b)	673,500	598,740
		2,016,222
Indonesia 0.5%
PT Bank Central Asia Tbk (Banks)	231,700	495,140

Ireland 1.0%
Accenture PLC, Class A (IT Services)	4,066	913,955

Italy 2.9%
DiaSorin S.p.A. (Health Care Equipment & Supplies)	3,959	774,142
FinecoBank Banca Fineco S.p.A (Banks) (a)	72,768	1,052,178
Recordati S.p.A. (Pharmaceuticals)	15,400	820,673
		2,646,993
Japan 5.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	9,600	429,508
Digital Arts, Inc. (Software)	7,500	617,826
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	5,000	438,025
NEXON Co., Ltd. (Entertainment)	66,400	1,712,456
Unicharm Corp. (Household Products)	24,500	1,101,233
Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	13,900	480,601
		4,779,649
Jordan 0.9%
Hikma Pharmaceuticals PLC (Pharmaceuticals)	27,292	768,092

Malta 0.7%
Kindred Group PLC (Hotels, Restaurants & Leisure)	89,324	622,602

Mexico 0.8%
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	305,900	719,975

Netherlands 1.9%
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,541	897,054
BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	18,128	799,062
		1,696,116
Norway 0.5%
Salmar ASA (Food Products) (a)	8,836	418,994

Portugal 0.7%
Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	37,403	629,822

Singapore 0.5%
Singapore Exchange, Ltd. (Capital Markets)	71,300	423,960

South Africa 0.3%
FirstRand, Ltd. (Diversified Financial Services)	110,881	251,811

Spain 1.3%
Amadeus IT Group S.A. (IT Services)	7,544	376,430
Industria de Diseno Textil S.A. (Specialty Retail)	29,072	771,206
		1,147,636
Sweden 3.0%
Atlas Copco A.B., Class B (Machinery)	18,565	714,665
Epiroc A.B., Class B (Machinery)	28,276	383,710
Evolution Gaming Group A.B. (Hotels, Restaurants & Leisure) (b)(c)	8,089	551,286
Swedish Match A.B. (Tobacco)	14,444	1,107,116
		2,756,777
Switzerland 1.2%
Kuehne & Nagel International A.G., Registered (Marine) (a)	2,796	479,681
Partners Group Holding A.G. (Capital Markets)	572	551,142
Schindler Holding A.G., Registered (Machinery)	364	90,348
		1,121,171
Taiwan 1.6%
Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	4,000	522,283
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	48,000	481,985
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	31,000	450,272
		1,454,540
Thailand 0.4%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	227,069	375,020

United Kingdom 3.0%
Admiral Group PLC (Insurance)	20,838	654,646
Ferguson PLC (Trading Companies & Distributors)	9,496	844,263
Fevertree Drinks PLC (Beverages)	1,345	38,450
Greggs PLC (Hotels, Restaurants & Leisure)	1,068	16,706
Hargreaves Lansdown PLC (Capital Markets)	29,305	670,921
Howden Joinery Group PLC (Trading Companies & Distributors)	73,040	468,773
		2,693,759
United States 54.9%
Adobe, Inc. (Software) (a)	1,563	694,472
Alexion Pharmaceuticals, Inc. (Biotechnology) (a)	8,612	882,644
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	3,692	1,084,783
Alphabet, Inc., Class A (Interactive Media & Services) (a)	747	1,111,499
Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	310	981,051
American Express Co. (Consumer Finance)	4,819	449,709
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,699	1,147,183
Arista Networks, Inc. (Communications Equipment) (a)	3,786	983,489
Automatic Data Processing, Inc. (IT Services)	5,690	756,258
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	407	676,487
Bruker Corp. (Life Sciences Tools & Services)	11,127	496,487
Charles River Laboratories International, Inc. (Life Sciences Tools & Services) (a)	2,524	502,251
Copart, Inc. (Commercial Services & Supplies) (a)	9,185	856,501
Costco Wholesale Corp. (Food & Staples Retailing)	3,990	1,298,865
Dollar General Corp. (Multiline Retail)	2,777	528,741
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,961	758,142
Donaldson Co., Inc. (Machinery)	8,108	391,941
Electronic Arts, Inc. (Entertainment) (a)	6,467	915,857
Encompass Health Corp. (Health Care Providers & Services)	5,447	370,832
Expeditors International of Washington, Inc. (Air Freight & Logistics)	4,932	416,803
Exponent, Inc. (Professional Services)	10,910	917,095
Fastenal Co. (Trading Companies & Distributors)	31,171	1,466,284
Fortinet, Inc. (Software) (a)	8,311	1,149,411
Gentex Corp. (Auto Components)	33,255	897,552
Home Depot, Inc. (Specialty Retail)	3,437	912,489
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	1,922	764,476
Illumina, Inc. (Life Sciences Tools & Services) (a)	2,029	775,403
Incyte Corp. (Biotechnology) (a)	4,971	490,936
Intuit, Inc. (Software)	3,058	936,879
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	776	531,901
Jack Henry & Associates, Inc. (IT Services)	2,680	477,844
Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	3,379	365,777
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,913	981,765
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,184	1,200,877
Liberty Media Corp-Liberty SiriusXM (Media) (a)
Class A	11,283	392,536
Class C	1,058	37,019
LPL Financial Holdings, Inc. (Capital Markets)	11,409	901,539
Masimo Corp. (Health Care Equipment & Supplies) (a)	6,369	1,401,944
Mastercard, Inc., Class A (IT Services)	2,582	796,624
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	1,020	953,700
Microsoft Corp. (Software)	8,146	1,670,011
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	4,321	1,145,108
Monster Beverage Corp. (Beverages) (a)	10,002	784,957
MSCI, Inc. (Capital Markets)	1,210	454,936
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	7,019	685,125
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,620	1,112,426
Paychex, Inc. (IT Services)	10,953	787,740
Rollins, Inc. (Commercial Services & Supplies)	6,525	341,910
S&P Global, Inc. (Capital Markets)	2,562	897,341
Southwest Airlines Co. (Airlines)	12,642	390,511
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,418	720,760
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,476	826,014
TJX Cos., Inc. (Specialty Retail)	16,099	836,987
Trex Co., Inc. (Building Products) (a)	6,550	912,611
Union Pacific Corp. (Road & Rail)	4,660	807,811
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,020	1,217,176
Veeva Systems, Inc., Class A (Health Care Technology) (a)	3,462	915,941
Visa, Inc., Class A (IT Services)	4,408	839,283
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,692	454,928
Western Alliance Bancorp (Banks)	10,351	372,118
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	6,554	703,572
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,641	422,563
Zoetis, Inc. (Pharmaceuticals)	4,427	671,487
		49,627,362
Total Common Stocks (Cost $62,551,043)		88,723,631

Short-Term Investments 3.3%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 0.05% (d)	2,402,212	2,402,212

Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (d)(e)	572,726	572,726

Total Short-Term Investments (Cost $2,974,938)		2,974,938

Total Investments (Cost $65,525,981)	101.4%	91,698,569
Other Assets, Less Liabilities	(1.4)	(1,226,108)
Net Assets	100.0%	$90,472,461

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $540,448. The Fund received cash collateral with a value of $572,726.
(d)	Current yield as of July 31, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$88,723,631	$—	$—	$88,723,631
Short-Term Investments
Affiliated Investment Company	2,402,212	—	—	2,402,212
Unaffiliated Investment Company	572,726	—	—	572,726
Total Short-Term Investments	2,974,938	—	—	2,974,938
Total Investments in Securities	$91,698,569	$—	$—	$91,698,569

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.1% †
Australia 0.5%
Macquarie Group, Ltd. (Capital Markets)	87,019	$7,677,463

Canada 4.8%
BCE, Inc. (Diversified Telecommunication Services)	408,059	17,108,958
Fortis, Inc. (Electric Utilities)	269,909	10,992,225
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	134,708	7,613,696
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	192,722	7,870,315
Royal Bank of Canada (Banks)	155,849	10,751,015
TELUS Corp. (Diversified Telecommunication Services)	811,694	14,077,160
		68,413,369
Denmark 0.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	143,558	9,467,284

France 5.8%
AXA S.A. (Insurance)	564,400	11,211,783
Cie Generale des Etablissements Michelin SCA (Auto Components)	113,568	11,817,904
Danone S.A. (Food Products)	156,340	10,412,452
Orange S.A. (Diversified Telecommunication Services)	592,915	6,922,785
Sanofi (Pharmaceuticals)	177,972	18,563,820
SCOR S.E. (Insurance) (a)	285,150	7,322,459
TOTAL S.E. (Oil, Gas & Consumable Fuels)	411,501	15,171,983
		81,423,186
Germany 6.1%
Allianz S.E., Registered (Insurance)	104,227	21,635,280
BASF S.E. (Chemicals)	234,511	12,930,906
Deutsche Post A.G., Registered (Air Freight & Logistics) (a)	370,695	14,959,986
Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	493,604	8,236,114
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	66,862	17,705,279
Siemens A.G., Registered (Industrial Conglomerates)	89,478	11,417,000
		86,884,565
Italy 3.3%
Assicurazioni Generali S.p.A. (Insurance)	646,504	9,641,221
Snam S.p.A. (Gas Utilities)	4,231,036	22,427,782
Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	1,991,134	14,790,455
		46,859,458
Japan 2.3%
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	630,700	22,378,813
Tokio Marine Holdings, Inc. (Insurance)	224,100	9,391,220
		31,770,033
Norway 0.7%
Orkla ASA (Food Products)	935,587	9,199,782

Republic of Korea 1.2%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals) (b)	13,713	16,537,878

Singapore 0.6%
Singapore Exchange, Ltd. (Capital Markets)	1,364,300	8,112,322

Sweden 0.6%
Atlas Copco A.B., Class A (Machinery)	198,621	8,752,146

Switzerland 3.6%
Nestle S.A., Registered (Food Products)	136,675	16,155,013
Novartis A.G., Registered (Pharmaceuticals)	209,929	17,323,647
Roche Holding A.G. (Pharmaceuticals)	50,147	17,332,532
		50,811,192
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	301,865	23,814,130

United Kingdom 7.6%
AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	269,909	15,055,524
BAE Systems PLC (Aerospace & Defense)	2,403,126	15,420,181
British American Tobacco PLC (Tobacco)	404,126	13,354,627
British American Tobacco PLC, Sponsored ADR (Tobacco) (c)	145,033	4,865,857
Coca-Cola European Partners PLC (Beverages)	198,621	8,177,227
GlaxoSmithKline PLC (Pharmaceuticals)	793,503	15,889,961
National Grid PLC (Multi-Utilities)	1,138,142	13,414,409
Unilever PLC (Personal Products)	353,487	21,159,932
		107,337,718
United States 58.6%
AbbVie, Inc. (Biotechnology)	221,728	21,044,204
Altria Group, Inc. (Tobacco)	434,608	17,884,119
Ameren Corp. (Multi-Utilities)	205,013	16,450,243
American Electric Power Co., Inc. (Electric Utilities)	153,882	13,369,268
American Tower Corp. (Equity Real Estate Investment Trusts)	29,006	7,581,878
Amgen, Inc. (Biotechnology)	54,080	13,231,754
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	62,929	7,227,396
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,347	16,299,009
AT&T, Inc. (Diversified Telecommunication Services)	597,831	17,683,841
BlackRock, Inc. (Capital Markets)	17,698	10,176,527
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	32,448	10,277,904
Chevron Corp. (Oil, Gas & Consumable Fuels)	100,785	8,459,893
Cisco Systems, Inc. (Communications Equipment)	399,210	18,802,791
CME Group, Inc. (Capital Markets)	37,364	6,209,150
Coca-Cola Co. (Beverages)	201,571	9,522,214
Comcast Corp., Class A (Media)	203,046	8,690,369
Dominion Energy, Inc. (Multi-Utilities)	223,695	18,126,006
Dow, Inc. (Chemicals)	181,414	7,448,859
Duke Energy Corp. (Electric Utilities)	200,588	16,997,827
Eaton Corp. PLC (Electrical Equipment)	186,330	17,352,913
Emerson Electric Co. (Electrical Equipment)	183,380	11,371,394
Entergy Corp. (Electric Utilities)	149,457	15,712,414
Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	636,179	11,196,750
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	188,789	7,944,241
FirstEnergy Corp. (Electric Utilities)	312,681	9,067,749
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	570,300	8,058,339
Hasbro, Inc. (Leisure Products)	21,685	1,577,801
Home Depot, Inc. (Specialty Retail)	36,381	9,658,792
Intel Corp. (Semiconductors & Semiconductor Equipment)	204,521	9,761,787
International Business Machines Corp. (IT Services)	153,391	18,857,890
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	615,530	17,351,791
Johnson & Johnson (Pharmaceuticals)	114,551	16,696,954
JPMorgan Chase & Co. (Banks)	96,837	9,358,328
Kimberly-Clark Corp. (Household Products)	121,434	18,462,825
KLA Corp. (Semiconductors & Semiconductor Equipment)	123,401	24,659,222
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	202,554	8,839,457
Lazard, Ltd., Class A (Capital Markets)	261,059	7,654,250
Leggett & Platt, Inc. (Household Durables)	195,180	7,824,766
Lockheed Martin Corp. (Aerospace & Defense)	30,481	11,551,385
LyondellBasell Industries N.V., Class A (Chemicals)	134,217	8,391,247
Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	237,952	9,634,676
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	162,732	11,080,422
McDonald's Corp. (Hotels, Restaurants & Leisure)	35,397	6,876,929
Merck & Co., Inc. (Pharmaceuticals)	235,494	18,896,039
MetLife, Inc. (Insurance)	322,022	12,188,533
Microsoft Corp. (Software)	150,441	30,841,909
Nutrien, Ltd. (Chemicals)	317,106	10,334,485
People's United Financial, Inc. (Banks)	617,532	6,663,170
PepsiCo., Inc. (Beverages)	106,193	14,618,528
Pfizer, Inc. (Pharmaceuticals)	493,363	18,984,608
Philip Morris International, Inc. (Tobacco)	250,243	19,221,165
Phillips 66 (Oil, Gas & Consumable Fuels)	132,742	8,232,659
PNC Financial Services Group, Inc. (Banks)	55,063	5,873,570
PPL Corp. (Electric Utilities)	287,608	7,656,125
Procter & Gamble Co. (Household Products)	88,986	11,667,844
T. Rowe Price Group, Inc. (Capital Markets)	21,685	2,994,698
Target Corp. (Multiline Retail)	95,869	12,067,990
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	132,742	16,931,242
Truist Financial Corp. (Banks)	243,852	9,134,696
United Parcel Service, Inc., Class B (Air Freight & Logistics)	76,695	10,948,978
UnitedHealth Group, Inc. (Health Care Providers & Services)	32,939	9,973,270
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	42,772	8,213,507
Verizon Communications, Inc. (Diversified Telecommunication Services)	507,370	29,163,628
Watsco, Inc. (Trading Companies & Distributors)	56,538	13,346,926
WEC Energy Group, Inc. (Multi-Utilities)	164,698	15,689,131
Welltower, Inc. (Equity Real Estate Investment Trusts)	201,279	10,780,503
		828,848,778
Total Common Stocks (Cost $1,286,895,587)		1,385,909,304

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
United States 2.0%
MainStay U.S. Government Liquidity Fund, 0.05% (d)	28,611,583	28,611,583

Total Short-Term Investment (Cost $28,611,583)		28,611,583

Total Investments (Cost $1,315,507,170)	100.1%	1,414,520,887
Other Assets, Less Liabilities	(0.1)	(941,117)
Net Assets	100.0%	$1,413,579,770

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $5,036,857. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $5,151,336.
(d)	Current yield as of July 31, 2020.

The following abbreviations are used in the preceding pages:

ADR        —American Depositary Receipt

GDR        —Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,385,909,304	$—	$—	$1,385,909,304
Short-Term Investment
Affiliated Investment Company	28,611,583	—	—	28,611,583
Total Investments in Securities	$1,414,520,887	$—	$—	$1,414,520,887

(a)       For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.3% †
Finland 2.0%
Nordea Bank Abp (Banks) (a)	852,322	$6,572,751

France 15.6%
AXA S.A. (Insurance)	365,081	7,252,319
Bureau Veritas S.A. (Professional Services) (a)	451,343	9,848,997
Kering S.A. (Textiles, Apparel & Luxury Goods)	8,264	4,689,636
Pernod Ricard S.A. (Beverages)	42,924	7,382,104
Safran S.A. (Aerospace & Defense) (a)	31,353	3,303,224
Sanofi (Pharmaceuticals)	98,901	10,316,119
Ubisoft Entertainment S.A. (Entertainment) (a)	101,583	8,469,518
		51,261,917
Germany 4.3%
SAP S.E. (Software)	89,566	14,114,369

Japan 21.1%
Asahi Group Holdings, Ltd. (Beverages)	186,900	6,080,805
Hoya Corp. (Health Care Equipment & Supplies)	74,000	7,284,304
Keyence Corp. (Electronic Equipment, Instruments & Components)	13,400	5,597,733
Secom Co., Ltd. (Commercial Services & Supplies)	100,900	8,655,925
SoftBank Group Corp. (Wireless Telecommunication Services)	255,800	15,936,904
Sony Corp. (Household Durables)	138,400	10,558,957
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	429,800	15,250,378
		69,365,006
Macao 1.9%
Sands China, Ltd. (Hotels, Restaurants & Leisure)	1,636,300	6,333,819

Netherlands 10.5%
Akzo Nobel N.V. (Chemicals)	72,867	6,844,382
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	30,671	10,827,839
Koninklijke DSM N.V. (Chemicals)	49,386	7,539,385
Koninklijke Philips N.V. (Health Care Equipment & Supplies) (a)	177,013	9,151,617
		34,363,223
Norway 2.6%
Storebrand ASA (Insurance) (a)	1,566,280	8,504,376

Republic of Korea 4.4%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	12,061	14,545,566

Spain 5.2%
Cellnex Telecom S.A. (Diversified Telecommunication Services)	188,803	11,836,161
Industria de Diseno Textil S.A. (Specialty Retail)	190,439	5,051,861
		16,888,022
Switzerland 16.3%
ABB, Ltd., Registered (Electrical Equipment)	501,275	12,480,490
Nestle S.A., Registered (Food Products)	103,947	12,286,557
Novartis A.G., Registered (Pharmaceuticals)	122,960	10,146,838
Roche Holding A.G. (Pharmaceuticals)	27,865	9,631,104
Swiss Re A.G. (Insurance)	114,683	8,998,581
		53,543,570
United Kingdom 11.5%
Croda International PLC (Chemicals)	99,751	7,481,893
Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	93,510	4,303,745
Linde PLC (Chemicals)	54,059	13,250,401
Lloyds Banking Group PLC (Banks)	17,083,385	5,877,891
Unilever PLC (Personal Products)	114,563	6,857,806
		37,771,736
United States 2.9%
Willis Towers Watson PLC (Insurance)	45,549	9,565,746

Total Common Stocks (Cost $274,865,664)		322,830,101

	Number of Rights
Rights 0.2%
Canada 0.2%
Cellnex Telecom S.A. Expires 8/12/20 (a)	188,803	789,522

Total Rights (Cost $0)		789,522

	Shares
Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
United States 0.8%
MainStay U.S. Government Liquidity Fund, 0.05% (Mutual Funds) (b)	2,444,680	2,444,680

Total Short-Term Investment (Cost $2,444,680)		2,444,680

Total Investments (Cost $277,310,344)	99.3%	326,064,303
Other Assets, Less Liabilities	0.7	2,303,495
Net Assets	100.0%	$328,367,798

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2020.

Foreign Currency Forward Contracts

As of July 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,960,073	USD	2,322,138	State Street Bank and Trust	8/14/20	$(12,788)
Total Unrealized Depreciation						$(12,788)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

EUR            —Euro

GDR           —Global Depositary Receipt

USD            —United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$196,551,205	$126,278,896	$—	$322,830,101
Rights	789,522	—	—	789,522
Short-Term Investment
Affiliated Investment Company	2,444,680	—	—	2,444,680
Total Investments in Securities	199,785,407	126,278,896	—	326,064,303

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(12,788)	$—	$(12,788)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 1.5%
Northrop Grumman Corp.	25,045	$8,139,875

Air Freight & Logistics 0.9%
XPO Logistics, Inc. (a)	68,708	5,154,474

Banks 3.8%
Bank of America Corp.	415,513	10,337,963
Bank OZK	285,826	6,874,115
Citizens Financial Group, Inc.	145,587	3,612,014
		20,824,092
Beverages 0.8%
Coca-Cola Co.	88,689	4,189,668

Biotechnology 0.9%
Alexion Pharmaceuticals, Inc. (a)	45,722	4,686,048

Building Products 1.0%
Trane Technologies PLC	48,651	5,442,587

Capital Markets 3.2%
KKR & Co., Inc., Class A	228,171	8,070,408
Morgan Stanley	187,629	9,171,306
		17,241,714
Chemicals 1.6%
Linde PLC	36,099	8,848,226

Communications Equipment 1.6%
Arista Networks, Inc. (a)	34,391	8,933,750

Construction & Engineering 0.8%
Jacobs Engineering Group, Inc.	50,732	4,329,976

Construction Materials 0.8%
Martin Marietta Materials, Inc.	22,283	4,616,592

Diversified Financial Services 1.2%
Equitable Holdings, Inc.	308,332	6,308,473

Electrical Equipment 1.4%
AMETEK, Inc.	83,564	7,792,343

Entertainment 2.3%
Electronic Arts, Inc. (a)	87,203	12,349,689

Food & Staples Retailing 2.8%
Performance Food Group Co. (a)	172,550	4,834,851
Walmart, Inc.	79,404	10,274,878
		15,109,729
Food Products 2.7%
McCormick & Co., Inc.	46,721	9,105,923
Post Holdings, Inc. (a)	62,691	5,563,199
		14,669,122
Health Care Equipment & Supplies 3.8%
Boston Scientific Corp. (a)	167,446	6,458,392
Danaher Corp.	70,862	14,441,676
		20,900,068
Health Care Providers & Services 5.1%
Centene Corp. (a)	183,098	11,947,144
UnitedHealth Group, Inc.	52,292	15,832,972
		27,780,116
Hotels, Restaurants & Leisure 1.6%
Restaurant Brands International, Inc.	116,098	6,561,859
Vail Resorts, Inc.	11,810	2,267,874
		8,829,733
Household Durables 1.4%
NVR, Inc. (a)	2,005	7,879,951

Insurance 3.4%
American International Group, Inc.	188,891	6,070,957
MetLife, Inc.	146,404	5,541,391
Willis Towers Watson PLC	32,237	6,770,092
		18,382,440
Interactive Media & Services 9.2%
Alphabet, Inc., Class C (a)	16,118	23,902,349
Facebook, Inc., Class A (a)	102,021	25,879,667
		49,782,016
IT Services 1.7%
Visa, Inc., Class A	47,835	9,107,784

Life Sciences Tools & Services 6.1%
Agilent Technologies, Inc.	125,903	12,128,236
Charles River Laboratories International, Inc. (a)	52,589	10,464,685
Thermo Fisher Scientific, Inc.	24,957	10,330,950
		32,923,871
Machinery 0.9%
Middleby Corp. (a)	56,526	4,695,050

Media 4.6%
Charter Communications, Inc., Class A (a)	18,644	10,813,520
Liberty Media Corp-Liberty SiriusXM, Class A (a)	203,376	7,075,451
Nexstar Media Group, Inc., Class A	78,364	6,868,605
		24,757,576
Multiline Retail 3.5%
Dollar General Corp.	38,402	7,311,741
Dollar Tree, Inc. (a)	126,794	11,836,220
		19,147,961
Oil, Gas & Consumable Fuels 1.1%
Texas Pacific Land Trust (b)	10,770	5,740,302

Pharmaceuticals 1.8%
Merck & Co., Inc.	120,282	9,651,428

Professional Services 0.9%
Insperity, Inc.	77,101	5,154,973

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	46,721	4,621,174

Road & Rail 1.3%
Norfolk Southern Corp.	36,842	7,081,401

Semiconductors & Semiconductor Equipment 8.3%
Broadcom, Inc.	46,944	14,869,512
Lam Research Corp.	27,854	10,505,414
Micron Technology, Inc. (a)	179,086	8,964,150
Universal Display Corp.	60,611	10,573,589
		44,912,665
Software 10.7%
Aspen Technology, Inc. (a)	50,103	4,873,018
Dropbox, Inc., Class A (a)	390,970	8,894,567
Microsoft Corp.	215,186	44,115,282
		57,882,867
Specialty Retail 4.5%
CarMax, Inc. (a)	64,102	6,215,971
Home Depot, Inc.	37,956	10,076,939
TJX Cos., Inc.	152,569	7,932,062
		24,224,972
Thrifts & Mortgage Finance 1.2%
Axos Financial, Inc. (a)	292,214	6,548,516

Total Common Stocks (Cost $415,600,635)		538,641,222

Short-Term Investments 2.1%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.05% (c)	5,577,687	5,577,687

Unaffiliated Investment Company 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (c)(d)	6,032,027	6,032,027

Total Short-Term Investments (Cost $11,609,714)		11,609,714

Total Investments (Cost $427,210,349)	101.3%	550,250,936
Other Assets, Less Liabilities	(1.3)	(6,974,750)
Net Assets	100.0%	$543,276,186

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $5,682,739. The Fund received cash collateral with a value of $6,032,027.
(c)	Current yield as of July 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$538,641,222	$—	$—	$538,641,222
Short-Term Investments
Affiliated Investment Company	5,577,687	—	—	5,577,687
Unaffiliated Investment Company	6,032,027	—	—	6,032,027
Total Short-Term Investments	11,609,714	—	—	11,609,714
Total Investments in Securities	$550,250,936	$—	$—	$550,250,936

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.3% †
Aerospace & Defense 2.8%
General Dynamics Corp.	40,501	$5,943,117
Lockheed Martin Corp.	32,560	12,339,263
Raytheon Technologies Corp.	137,785	7,809,654
		26,092,034
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	57,575	8,219,407

Banks 5.2%
Bank of America Corp.	230,172	5,726,679
JPMorgan Chase & Co.	113,443	10,963,131
M&T Bank Corp.	60,752	6,436,674
People's United Financial, Inc.	445,015	4,801,712
PNC Financial Services Group, Inc.	49,237	5,252,111
Truist Financial Corp.	264,849	9,921,244
U.S. Bancorp	174,713	6,436,427
		49,537,978
Beverages 3.2%
Coca-Cola Co.	204,494	9,660,296
Coca-Cola European Partners PLC	202,111	8,320,910
PepsiCo., Inc.	90,533	12,462,773
		30,443,979
Biotechnology 3.6%
AbbVie, Inc.	171,933	16,318,161
Amgen, Inc.	70,679	17,293,031
		33,611,192
Capital Markets 3.0%
BlackRock, Inc.	21,442	12,329,364
CME Group, Inc.	52,016	8,644,019
Lazard, Ltd., Class A	173,125	5,076,025
T. Rowe Price Group, Inc.	14,358	1,982,840
		28,032,248
Chemicals 2.9%
Dow, Inc. (a)	219,582	9,016,037
LyondellBasell Industries N.V., Class A	89,342	5,585,662
Nutrien, Ltd.	236,260	7,699,713
PPG Industries, Inc.	47,591	5,123,171
		27,424,583
Commercial Services & Supplies 2.0%
Republic Services, Inc.	107,607	9,388,711
Waste Management, Inc.	86,165	9,443,684
		18,832,395
Communications Equipment 1.5%
Cisco Systems, Inc.	305,899	14,407,843

Containers & Packaging 1.0%
Amcor PLC (a)	890,640	9,173,592

Diversified Telecommunication Services 3.7%
AT&T, Inc.	517,072	15,294,990
Verizon Communications, Inc.	348,632	20,039,367
		35,334,357
Electric Utilities 7.5%
Alliant Energy Corp.	122,299	6,585,801
American Electric Power Co., Inc.	113,563	9,866,353
Duke Energy Corp.	111,181	9,421,478
Entergy Corp.	144,535	15,194,965
Evergy, Inc.	114,754	7,439,502
Eversource Energy	100,881	9,086,352
FirstEnergy Corp.	254,128	7,369,712
PPL Corp.	226,333	6,024,984
		70,989,147
Electrical Equipment 2.6%
Eaton Corp. PLC	139,770	13,016,780
Emerson Electric Co.	184,640	11,449,526
		24,466,306
Equity Real Estate Investment Trusts 2.9%
American Tower Corp.	31,368	8,199,281
Iron Mountain, Inc.	421,404	11,879,379
Welltower, Inc.	133,276	7,138,263
		27,216,923
Food & Staples Retailing 1.5%
Walmart, Inc.	109,592	14,181,205

Food Products 0.6%
McCormick & Co., Inc.	31,766	6,191,193

Health Care Equipment & Supplies 1.6%
Medtronic PLC	161,762	15,606,798

Health Care Providers & Services 2.4%
CVS Health Corp.	138,579	8,722,162
UnitedHealth Group, Inc.	44,869	13,585,436
		22,307,598
Hotels, Restaurants & Leisure 2.4%
Las Vegas Sands Corp.	150,491	6,567,427
McDonald's Corp.	52,811	10,260,121
Vail Resorts, Inc.	28,589	5,489,946
		22,317,494
Household Durables 0.6%
Leggett & Platt, Inc.	135,799	5,444,182

Household Products 4.3%
Colgate-Palmolive Co.	67,897	5,241,648
Kimberly-Clark Corp.	112,769	17,145,399
Procter & Gamble Co.	135,402	17,753,910
		40,140,957
Industrial Conglomerates 1.2%
Honeywell International, Inc.	73,856	11,031,871

Insurance 5.4%
Allianz S.E., Sponsored ADR	431,621	8,895,709
Arthur J. Gallagher & Co.	124,284	13,359,287
Marsh & McLennan Cos., Inc.	63,532	7,407,831
MetLife, Inc.	364,912	13,811,919
Travelers Cos., Inc.	67,899	7,769,004
		51,243,750
IT Services 1.7%
Automatic Data Processing, Inc.	36,133	4,802,437
International Business Machines Corp.	48,840	6,004,390
Paychex, Inc.	79,812	5,740,079
		16,546,906
Leisure Products 0.1%
Hasbro, Inc.	14,359	1,044,761

Media 1.3%
Comcast Corp., Class A	280,074	11,987,167

Multi-Utilities 5.0%
Ameren Corp.	153,655	12,329,277
CMS Energy Corp.	81,670	5,241,581
Dominion Energy, Inc.	126,667	10,263,827
NiSource, Inc.	264,023	6,455,362
WEC Energy Group, Inc.	130,637	12,444,481
		46,734,528
Multiline Retail 1.3%
Target Corp.	100,460	12,645,905

Oil, Gas & Consumable Fuels 4.1%
Chevron Corp.	118,725	9,965,776
Enterprise Products Partners, L.P.	433,209	7,624,478
Exxon Mobil Corp.	197,346	8,304,320
Magellan Midstream Partners, L.P.	150,888	6,109,455
Phillips 66	110,387	6,846,202
		38,850,231
Pharmaceuticals 6.4%
Eli Lilly & Co.	55,987	8,414,286
Johnson & Johnson	132,623	19,331,129
Merck & Co., Inc.	227,921	18,288,381
Pfizer, Inc.	383,600	14,760,928
		60,794,724
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	71,473	8,208,674
Broadcom, Inc.	20,250	6,414,188
Intel Corp.	190,155	9,076,098
KLA Corp.	81,400	16,266,162
Maxim Integrated Products, Inc.	93,312	6,353,614
Texas Instruments, Inc.	99,666	12,712,398
		59,031,134
Software 2.2%
Microsoft Corp.	103,636	21,246,416

Specialty Retail 1.1%
Home Depot, Inc.	37,722	10,014,814

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	21,442	9,113,708

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	379,604	5,363,805

Tobacco 3.4%
Altria Group, Inc.	308,924	12,712,223
British American Tobacco PLC, Sponsored ADR (b)	246,981	8,286,212
Philip Morris International, Inc.	141,756	10,888,278
		31,886,713
Trading Companies & Distributors 1.0%
Watsco, Inc.	38,516	9,092,472

Total Common Stocks (Cost $863,024,405)		926,600,316

Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 0.05% (c)	19,975,368	19,975,368

Total Short-Term Investment (Cost $19,975,368)		19,975,368

Total Investments (Cost $882,999,773)	100.4%	946,575,684
Other Assets, Less Liabilities	(0.4)	(4,114,770)
Net Assets	100.0%	$942,460,914

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $8,577,446. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $8,770,701.
(c)	Current yield as of July 31, 2020.

The	following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$926,600,316	$—	$—	$926,600,316
Short-Term Investment
Affiliated Investment Company	19,975,368	—	—	19,975,368
Total Investments in Securities	$946,575,684	$—	$—	$946,575,684

(a)     For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.5% †
Equity Funds 96.5%
IQ 50 Percent Hedged FTSE International ETF	364,042	$7,019,130
IQ 500 International ETF (a)	754,740	17,902,055
IQ Candriam ESG International Equity ETF	95,745	2,239,657
IQ Candriam ESG U.S. Equity ETF (a)	398,817	11,103,065
IQ Chaikin U.S. Large Cap ETF (a)	831,567	20,157,184
IQ Chaikin U.S. Small Cap ETF (a)	554,260	12,341,375
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,034,127	21,053,212
MainStay Epoch Capital Growth Fund Class I	47,633	681,627
MainStay Epoch International Choice Fund Class I (a)	480,162	16,752,860
MainStay Epoch U.S. All Cap Fund Class R6 (a)	971,268	24,883,897
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,215,292	33,805,353
MainStay MacKay Common Stock Fund Class I (a)	232,340	5,894,462
MainStay MacKay Growth Fund Class I (a)	687,892	30,012,726
MainStay MacKay International Equity Fund Class R6 (a)	722,397	13,270,436
MainStay MacKay International Opportunities Fund Class I (a)	2,396,866	15,579,628
MainStay MacKay S&P 500 Index Fund Class I (a)	635,624	29,575,569
MainStay MacKay Small Cap Core Fund Class I (a)	1,135,381	26,056,994
MainStay MAP Equity Fund Class I (a)	868,132	35,350,335
MainStay Winslow Large Cap Growth Fund Class R6	3,565,441	43,640,994

Total Affiliated Investment Companies (Cost $319,798,719)		367,320,559

Short-Term Investment 3.6%
Affiliated Investment Company 3.6%
MainStay U.S. Government Liquidity Fund, 0.05% (b)	13,660,557	13,660,557

Total Short-Term Investment (Cost $13,660,557)		13,660,557

Total Investments (Cost $333,459,276)	100.1%	380,981,116
Other Assets, Less Liabilities	(0.1)	(485,070)
Net Assets	100.0%	$380,496,046

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	3,824	$—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(7,347)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.351%	12/07/2020	Monthly	9,252	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.011%	12/07/2020	Monthly	(6,358)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.132%	12/07/2020	Monthly	(6,271)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.062%	10/26/2020	Monthly	2,826	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	3,801	—
						$—

1	As of July 31, 2020, cash in the amount of $17,156 was pledged from brokers for OTC swap contracts.
2	Fund pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of July 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$367,320,559	$—	$—	$367,320,559
Short-Term Investment	13,660,557	—	—	13,660,557
Total Investments in Securities	$380,981,116	$—	$—	$380,981,116

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 94.7% †
Corporate Bonds 5.1%
Aerospace & Defense 0.3%
Howmet Aerospace, Inc. 6.875%, due 5/1/25	$500,000	$567,830
Spirit AeroSystems, Inc. 7.50%, due 4/15/25 (a)	2,100,000	2,063,880
		2,631,710
Auto Manufacturers 0.2%
Ford Motor Co.
8.50%, due 4/21/23	700,000	777,000
9.00%, due 4/22/25	1,400,000	1,649,375
		2,426,375
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	590,000	595,900
4.875%, due 12/15/27	780,000	793,650
		1,389,550
Chemicals 0.6%
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,646,000
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	2,800,000	2,891,000
Nouryon Holding B.V. 8.00%, due 10/1/26 (a)	1,000,000	1,065,000
		5,602,000
Commercial Services 0.6%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	898,875
Jaguar Holding Co. II / PPD Development, L.P. 4.625%, due 6/15/25 (a)	2,800,000	2,926,000
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, due 1/15/28 (a)	1,000,000	1,042,500
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	1,000,000	1,103,750
		5,971,125
Distribution & Wholesale 0.1%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	533,125
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	400,000	402,000
		935,125
Electric 0.4%
Clearway Energy Operating LLC 5.75%, due 10/15/25	1,776,000	1,895,880
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,601,250
		3,497,130
Entertainment 0.2%
Colt Merger Sub, Inc. 5.75%, due 7/1/25 (a)	500,000	520,000
Scientific Games International, Inc. 7.00%, due 5/15/28 (a)	1,350,000	1,242,000
		1,762,000
Environmental Controls 0.3%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,245,240
GFL Environmental, Inc. (a)
4.25%, due 6/1/25	1,200,000	1,248,000
8.50%, due 5/1/27	462,000	517,579
		3,010,819
Food 0.1%
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	263,388
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)	1,200,000	1,287,000
		1,550,388
Household Products & Wares 0.1%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	700,000	724,500

Insurance 0.1%
GTCR AP Finance, Inc. 8.00%, due 5/15/27 (a)	900,000	949,500

Iron & Steel 0.1%
Carpenter Technology Corp. 6.375%, due 7/15/28	630,000	661,751

Lodging 0.4%
Boyd Gaming Corp. (a)
4.75%, due 12/1/27	600,000	576,750
8.625%, due 6/1/25	2,000,000	2,204,760
Hilton Domestic Operating Co., Inc. 5.375%, due 5/1/25 (a)	1,000,000	1,045,500
		3,827,010
Media 0.1%
Univision Communications, Inc. 6.625%, due 6/1/27 (a)	1,400,000	1,403,920

Mining 0.2%
Kaiser Aluminum Corp. 6.50%, due 5/1/25 (a)	1,550,000	1,643,000

Miscellaneous - Manufacturing 0.2%
Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,060,000

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00%, due 2/15/25 (a)(b)(c)	800,000	1,200

Oil & Gas Services 0.1%
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	640,000	656,000

Packaging & Containers 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, due 4/30/25 (a)	1,000,000	1,060,000
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	530,000	529,337
		1,589,337
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (a)	700,000	726,397

Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625%, due 6/15/25 (a)	560,000	587,703

Real Estate Investment Trusts 0.1%
Iron Mountain, Inc. 5.00%, due 7/15/28 (a)	650,000	672,750
RHP Hotel Properties, L.P. / RHP Finance Corp. 4.75%, due 10/15/27	300,000	279,840
		952,590
Retail 0.1%
IRB Holding Corp. 7.00%, due 6/15/25 (a)	580,000	632,096

Software 0.1%
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, due 1/31/26 (a)	500,000	518,275

Telecommunications 0.1%
Telesat Canada / Telesat LLC 4.875%, due 6/1/27 (a)	900,000	913,500

Trucking & Leasing 0.1%
DAE Funding LLC 5.00%, due 8/1/24 (a)	1,000,000	925,640
Total Corporate Bonds (Cost $46,379,820)		47,548,641

Floating Rate Loans 78.6% (d)
Aerospace & Defense 0.9%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1 3.808% (3 Month LIBOR + 3.50%), due 4/6/26	1,831,264	1,460,433
2020 CAD Term Loan B2 3.808% (3 Month LIBOR + 3.50%), due 4/6/26	984,551	785,179
Science Applications International Corp. 2018 Term Loan B 2.036% (1 Month LIBOR + 1.875%), due 10/31/25	2,063,250	2,023,275
TransDigm, Inc.
2020 Term Loan E 2.411% (1 Month LIBOR + 2.25%), due 5/30/25	977,588	912,647
2020 Term Loan F 2.411% (1 Month LIBOR + 2.25%), due 12/9/25	3,424,542	3,199,571
		8,381,105
Automobile 2.2%
American Axle and Manufacturing, Inc. Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 4/6/24	2,019,159	1,959,846
AP Exhaust Acquisition LLC 2019 Term Loan B 6.361%-6.721% (3 Month LIBOR + 5.00%, 6 Month LIBOR + 5.00%), due 5/10/24 (e)	850,566	127,585
Autokiniton U.S. Holdings, Inc. 2018 Term Loan B 6.536% (1 Month LIBOR + 6.375%), due 5/22/25 (e)(f)	3,136,000	2,947,840
Belron Finance U.S. LLC
2019 USD Term Loan B 2.768% (3 Month LIBOR + 2.50%), due 10/30/26	1,243,750	1,216,802
USD Term Loan B 2.974% (3 Month LIBOR + 2.50%), due 11/7/24	2,437,500	2,382,656
Chassix, Inc. 2017 1st Lien Term Loan 6.50% (3 Month LIBOR + 5.50%), due 11/15/23	2,420,134	1,790,899
Clarios Global L.P. Term Loan B 3.667% (1 Month LIBOR + 3.50%), due 4/30/26	984,416	959,559
IAA, Inc. Term Loan B 2.438% (1 Month LIBOR + 2.25%), due 6/28/26	1,418,750	1,390,375
KAR Auction Services, Inc. 2019 Term Loan B6 2.438% (1 Month LIBOR + 2.25%), due 9/19/26	741,888	714,994
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 3.558% (3 Month LIBOR + 3.25%), due 3/20/25	4,140,968	3,809,691
Wand NewCo 3, Inc. 2020 Term Loan 4.072% (3 Month LIBOR + 3.00%), due 2/5/26	3,294,943	3,138,433
		20,438,680
Banking 1.7%
Apollo Commercial Real Estate Finance, Inc. Term Loan B 2.925% (1 Month LIBOR + 2.75%), due 5/15/26	1,485,000	1,377,338
Broadstreet Partners, Inc. 2020 Term Loan B 3.411% (1 Week LIBOR + 3.25%), due 1/27/27	3,362,937	3,262,049
Brookfield Property REIT, Inc. 1st Lien Term Loan B 2.661% (1 Month LIBOR + 2.50%), due 8/27/25	2,391,578	1,975,613
Edelman Financial Center LLC 2018 1st Lien Term Loan 3.172% (1 Month LIBOR + 3.00%), due 7/21/25	2,758,000	2,658,516
Greenhill & Co., Inc. Term Loan B 3.426% (1 Month LIBOR + 3.25%), due 4/12/24 (e)(f)	1,672,860	1,589,217
Jane Street Group LLC 2020 Term Loan 3.161% (1 Month LIBOR + 3.00%), due 1/31/25	3,389,670	3,349,417
Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 3.822% (6 Month LIBOR + 2.75%), due 6/1/23	1,548,133	1,522,009
		15,734,159
Beverage, Food & Tobacco 2.3%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 3.675% (1 Month LIBOR + 3.50%), due 10/1/25	2,364,000	2,328,540
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 7/23/21	1,219,844	1,156,056
Term Loan B2 4.25% (3 Month LIBOR + 3.25%), due 7/25/21	1,455,000	1,378,915
2014 2nd Lien Term Loan 7.50% (3 Month LIBOR + 6.50%), due 7/25/22 (e)	458,333	386,337
American Seafoods Group LLC 2017 1st Lien Term Loan 3.75% (3 Month LIBOR + 2.75%), due 8/21/23	1,183,256	1,156,632
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (e)	961,552	793,280
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 8/16/23 (e)	1,067,121	1,019,100
B&G Foods, Inc. 2019 Term Loan B4 2.661% (1 Month LIBOR + 2.50%), due 10/10/26	992,500	977,819
CHG PPC Parent LLC 2018 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 3/31/25	3,675,000	3,555,563
Hearthside Food Solutions LLC 2018 Term Loan B 3.849% (1 Month LIBOR + 3.687%), due 5/23/25	1,641,158	1,581,666
U.S. Foods, Inc. 2016 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 6/27/23	4,792,615	4,532,017
United Natural Foods, Inc. Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 10/22/25	2,752,366	2,661,194
		21,527,119
Biotechnology 0.4%
Elanco Animal Health, Inc. Term Loan B TBD, due 2/4/27	3,900,000	3,801,283

Broadcasting & Entertainment 3.5%
Charter Communications Operating LLC 2019 Term Loan B1 1.92% (1 Month LIBOR + 1.75%), due 4/30/25	9,750,000	9,528,880
Clear Channel Outdoor Holdings, Inc. Term Loan B 3.761%-3.761% (2 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 8/21/26	1,240,625	1,105,929
Diamond Sports Group LLC Term Loan 3.42% (1 Month LIBOR + 3.25%), due 8/24/26	2,972,513	2,378,010
Gray Television, Inc. 2018 Term Loan C 2.671% (1 Month LIBOR + 2.50%), due 1/2/26	3,011,963	2,925,369
Nexstar Broadcasting, Inc. 2019 Term Loan B4 2.921% (1 Month LIBOR + 2.75%), due 9/18/26	2,761,797	2,684,121
Radiate Holdco LLC 1st Lien Term Loan 3.75% (1 Month LIBOR + 3.00%), due 2/1/24	5,418,061	5,306,688
Terrier Media Buyer, Inc. Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 12/17/26	1,658,333	1,610,139
Univision Communications, Inc. Term Loan C5 3.75% (1 Month LIBOR + 2.75%), due 3/15/24	5,032,477	4,808,531
WideOpenWest Finance LLC 2017 Term Loan B 4.25% (1 Month LIBOR + 3.25%), due 8/18/23	2,895,616	2,844,942
		33,192,609
Buildings & Real Estate 3.2%
American Bath Group LLC 2018 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 9/30/23 (e)	987,374	971,329
Core & Main L.P. 2017 Term Loan B 3.75% (3 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 8/1/24	3,527,750	3,417,508
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 8/21/25	3,940,125	3,760,357
Hamilton Holdco LLC 2018 Term Loan B 2.31% (3 Month LIBOR + 2.00%), due 1/2/27	1,470,000	1,429,575
Jeld-Wen, Inc. 2017 1st Lien Term Loan 2.161% (1 Month LIBOR + 2.00%), due 12/14/24	1,675,781	1,624,112
NCI Building Systems, Inc. 2018 Term Loan 3.928% (1 Month LIBOR + 3.75%), due 4/12/25	3,659,649	3,580,355
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25	3,360,513	3,175,684
SIWF Holdings, Inc.
1st Lien Term Loan 5.322% (3 Month LIBOR + 4.25%), due 6/15/25	1,846,694	1,714,347
2nd Lien Term Loan 9.572% (6 Month LIBOR + 8.50%), due 6/15/26	480,000	384,000
SMG U.S. Midco 2, Inc. 2020 Term Loan 2.732%-2.761% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 1/23/25	1,839,506	1,591,173
SRS Distribution, Inc. 2018 1st Lien Term Loan 4.072% (3 Month LIBOR + 3.00%), due 5/23/25	3,622,316	3,497,045
VC GB Holdings, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 2/28/24 (e)(f)	1,155,701	1,115,251
Wilsonart LLC 2017 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 12/19/23	3,909,408	3,805,155
		30,065,891
Cargo Transport 0.3%
Genesee & Wyoming, Inc. Term Loan 2.308% (3 Month LIBOR + 2.00%), due 12/30/26	2,992,500	2,933,117

Chemicals, Plastics & Rubber 2.9%
Allnex USA, Inc. Term Loan B3 4.00% (3 Month LIBOR + 3.25%), due 9/13/23 (e)	1,480,627	1,415,232
Cabot Microelectronics Corp. 2019 Term Loan B1 2.188% (1 Month LIBOR + 2.00%), due 11/17/25	1,851,599	1,826,139
Emerald Performance Materials LLC (e)
New 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 8/1/21	1,722,654	1,707,581
New 2nd Lien Term Loan 8.75% (1 Month LIBOR + 7.75%), due 8/1/22	941,912	916,794
Encapsys LLC 2020 Term Loan B2 4.25% (1 Month LIBOR + 3.25%), due 11/7/24	959,320	938,935
Flex Acquisition Co., Inc. 1st Lien Term Loan 4.00% (3 Month LIBOR + 3.00%), due 12/29/23	1,728,169	1,668,404
Flint Group U.S. LLC 1st Lien Term Loan B2 4.00% (3 Month LIBOR + 3.00%), due 9/7/21 (e)	2,085,090	1,810,552
Ineos U.S. Finance LLC 2017 Term Loan B 2.214% (2 Month LIBOR + 2.00%), due 4/1/24	2,418,987	2,318,195
Innophos, Inc. 2020 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 2/4/27	2,493,740	2,459,451
Minerals Technologies, Inc. 2017 Term Loan B 3.00% (1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 2/14/24 (e)	1,420,874	1,410,217
PQ Corp. 2018 Term Loan B 2.511% (3 Month LIBOR + 2.25%), due 2/7/27	2,727,861	2,645,174
TricorBraun Holdings, Inc. 2016 1st Lien Term Loan 5.20% (3 Month LIBOR + 3.75%), due 11/30/23	2,887,065	2,830,225
Tronox Finance LLC Term Loan B 2.972%-3.058% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 9/23/24	2,924,647	2,836,908
Univar, Inc. 2019 USD Term Loan B5 2.161% (1 Month LIBOR + 2.00%), due 7/1/26	597,000	575,359
Venator Materials Corp. Term Loan B 3.167% (1 Month LIBOR + 3.00%), due 8/8/24	1,417,500	1,346,625
Zep, Inc. 2017 1st Lien Term Loan 5.072% (3 Month LIBOR + 4.00%), due 8/12/24 (e)	48,180	42,347
		26,748,138
Containers, Packaging & Glass 3.8%
Anchor Glass Container Corp. 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 12/7/23	2,687,833	2,016,996
Berry Global, Inc. Term Loan Y 2.188% (1 Month LIBOR + 2.00%), due 7/1/26	3,712,500	3,599,967
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24	4,830,204	4,489,501
Charter NEX U.S., Inc. Incremental Term Loan 3.411% (1 Month LIBOR + 3.25%), due 5/16/24	856,077	836,388
Clearwater Paper Corp. Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 7/26/26	1,993,750	1,983,781
Consolidated Container Co. LLC 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 5/22/24	2,897,884	2,858,038
Fort Dearborn Co.
2016 1st Lien Term Loan 5.192% (3 Month LIBOR + 4.00%), due 10/19/23	2,382,504	2,267,351
2016 2nd Lien Term Loan 9.516% (6 Month LIBOR + 8.50%), due 10/21/24 (e)	1,500,000	1,350,000
Graham Packaging Co., Inc. Term Loan TBD, due 8/6/27	2,625,000	2,615,812
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 5.25% (6 Month LIBOR + 4.25%), due 6/30/22	4,862,500	4,615,324
Reynolds Consumer Products LLC Term Loan 1.911% (1 Month LIBOR + 1.75%), due 2/4/27	2,493,750	2,444,394
Reynolds Group Holdings, Inc. 2017 Term Loan 2.911% (1 Month LIBOR + 2.75%), due 2/5/23	3,005,043	2,939,933
Tank Holding Corp. 2020 Term Loan 3.661% (1 Month LIBOR + 3.50%), due 3/26/26	1,738,119	1,671,491
Trident TPI Holdings, Inc. 2017 Term Loan B1 4.072% (3 Month LIBOR + 3.00%), due 10/17/24	2,027,543	1,978,122
		35,667,098
Diversified/Conglomerate Manufacturing 3.3%
Allied Universal Holdco LLC 2019 Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 7/10/26	995,000	981,319
EWT Holdings III Corp. 2020 Term Loan 2.911% (1 Month LIBOR + 2.75%), due 12/20/24	3,738,001	3,666,355
Filtration Group Corp. 2018 1st Lien Term Loan 3.161% (1 Month LIBOR + 3.00%), due 3/29/25	2,914,923	2,845,238
Gardner Denver, Inc. 2020 USD Term Loan 1.911% (1 Month LIBOR + 1.75%), due 3/1/27	3,420,233	3,277,010
GYP Holdings III Corp. 2018 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 6/1/25	2,634,566	2,575,288
Hyster-Yale Group, Inc. Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 5/30/23 (e)(f)	850,000	790,500
Ingersoll-Rand Services Co. 2020 USD Spinco Term Loan 1.911% (1 Month LIBOR + 1.75%), due 3/1/27	870,887	834,419
Iron Mountain, Inc. 2018 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 1/2/26	3,286,689	3,133,654
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 3.668% (1 Month LIBOR + 3.50%), due 9/6/25	1,363,063	1,193,362
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 3.411% (1 Month LIBOR + 3.25%), due 5/1/25	3,840,993	3,696,956
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 2.661% (1 Month LIBOR + 2.50%), due 2/1/27	2,364,948	2,283,358
Red Ventures LLC 2020 Term Loan B 2.661% (1 Month LIBOR + 2.50%), due 11/8/24	3,705,977	3,553,105
TRC Cos., Inc. Term Loan 4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (e)	2,484,295	2,186,180
		31,016,744
Diversified/Conglomerate Service 4.5%
Applied Systems, Inc. 2017 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 9/19/24	908,898	900,491
BidFair MergerRight, Inc. Term Loan B 6.50% (1 Month LIBOR + 5.50%), due 1/15/27	2,315,172	2,199,413
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 3.161% (1 Month LIBOR + 3.00%), due 6/15/25	2,932,594	2,727,313
BrightView Landscapes LLC 2018 1st Lien Term Loan B 2.688% (1 Month LIBOR + 2.50%), due 8/15/25	1,457,895	1,425,092
CCC Information Services, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 4/29/24	1,890,256	1,868,991
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24	2,833,519	2,765,339
Element Materials Technology Group U.S. Holdings, Inc. 2017 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (e)	1,930,102	1,802,233
Greeneden U.S. Holdings II LLC 2018 Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 12/1/23	1,436,885	1,412,638
IRI Holdings, Inc. 2018 1st Lien Term Loan 4.613% (3 Month LIBOR + 4.25%), due 12/1/25	3,176,313	3,084,994
Mitchell International, Inc. 2017 1st Lien Term Loan 3.411% (1 Month LIBOR + 3.25%), due 11/29/24	1,928,884	1,827,349
MKS Instruments, Inc. 2019 Term Loan B6 1.911% (1 Month LIBOR + 1.75%), due 2/2/26	1,287,949	1,242,871
Monitronics International, Inc. Takeback Term Loan 7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (e)	1,849,116	1,414,574
MX Holdings U.S., Inc. Term Loan B1C 3.50% (1 Month LIBOR + 2.75%), due 7/31/25	4,170,898	4,097,907
Prime Security Services Borrower LLC 2019 Term Loan B1 4.25% (1 Month LIBOR + 3.25%, 6 Month LIBOR + 3.25%, 12 Month LIBOR + 3.25%), due 9/23/26	4,873,927	4,780,509
Sophia L.P. 2017 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 9/30/22	1,255,775	1,247,142
TruGreen, Ltd. Partnership 2019 Term Loan 3.911% (1 Month LIBOR + 3.75%), due 3/19/26	1,997,947	1,957,988
Verint Systems, Inc. 2018 Term Loan B 2.171% (1 Month LIBOR + 2.00%), due 6/28/24	2,910,000	2,888,175
Verscend Holding Corp. 2018 Term Loan B 4.661% (1 Month LIBOR + 4.50%), due 8/27/25	2,947,486	2,930,906
WEX, Inc. Term Loan B3 2.411% (1 Month LIBOR + 2.25%), due 5/15/26	1,920,688	1,852,503
		42,426,428
Ecological 0.2%
Advanced Disposal Services, Inc. Term Loan B3 3.00% (1 Week LIBOR + 2.25%), due 11/10/23	1,562,606	1,554,141
Electronics 11.5%
ASG Technologies Group, Inc. 2018 Term Loan 4.50% (1 Month LIBOR + 3.50%), due 7/31/24 (e)	2,752,424	2,559,755
Banff Merger Sub, Inc. 2018 Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 10/2/25	3,800,985	3,662,766
Barracuda Networks, Inc. 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 2/12/25	1,963,703	1,935,066
Camelot U.S. Acquisition 1 Co. Term Loan B 3.161% (1 Month LIBOR + 3.00%), due 10/30/26	3,275,645	3,202,762
Castle U.S. Holding Corp. Term Loan B 4.058% (3 Month LIBOR + 3.75%), due 1/29/27	2,305,656	2,161,552
Cologix, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 3/20/24	3,855,141	3,747,197
Colorado Buyer, Inc. (e)
Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 5/1/24	1,455,000	1,088,912
2nd Lien Term Loan 8.25% (6 Month LIBOR + 7.25%), due 5/1/25	1,200,000	431,143
CommScope, Inc. 2019 Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 4/6/26	5,390,500	5,258,266
DCert Buyer, Inc. 2019 Term Loan B 4.161% (1 Month LIBOR + 4.00%), due 10/16/26	1,995,000	1,960,919
Dell International LLC 2019 Term Loan B 2.75% (1 Month LIBOR + 2.00%), due 9/19/25	2,231,027	2,196,964
Diebold, Inc. 2017 Term Loan B 2.938% (1 Month LIBOR + 2.75%), due 11/6/23	957,527	910,847
ECI Macola Max Holdings LLC 1st Lien Term Loan 5.25% (3 Month LIBOR + 4.25%), due 9/27/24	3,890,000	3,829,219
EIG Investors Corp. 2018 1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 2/9/23	2,858,841	2,826,679
Finastra U.S.A., Inc.
1st Lien Term Loan 4.50% (3 Month LIBOR + 3.50%, 6 Month LIBOR + 3.50%), due 6/13/24	3,071,958	2,837,721
2nd Lien Term Loan 8.25% (6 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,225,999
Flexential Intermediate Corp. 2017 1st Lien Term Loan 3.808% (3 Month LIBOR + 3.50%), due 8/1/24	2,723,000	2,205,630
Flexera Software LLC 2018 1st Lien Term Loan 4.25% (2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%, 6 Month LIBOR + 3.25%), due 2/26/25	1,822,304	1,803,321
Go Daddy Operating Co. LLC 2017 Repriced Term Loan 1.911% (1 Month LIBOR + 1.75%), due 2/15/24	2,216,156	2,153,827
Hyland Software, Inc.
2018 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.25%), due 7/1/24	3,460,462	3,392,696
2017 2nd Lien Term Loan 7.75% (1 Month LIBOR + 7.00%), due 7/7/25	1,416,667	1,407,813
Informatica LLC 2020 USD Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 2/25/27	2,992,500	2,915,817
MA FinanceCo. LLC Term Loan B3 2.661% (1 Month LIBOR + 2.50%), due 6/21/24	399,538	375,766
McAfee LLC
2018 Term Loan B 3.916% (1 Month LIBOR + 3.75%), due 9/30/24	5,924,448	5,854,623
2017 2nd Lien Term Loan 9.50% (1 Month LIBOR + 8.50%), due 9/29/25	1,625,000	1,638,541
MH Sub I LLC 2017 1st Lien Term Loan 4.572% (3 Month LIBOR + 3.50%), due 9/13/24	4,132,088	4,011,568
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 4/26/24	920,256	888,047
2019 Incremental Term Loan B 4.52% (3 Month LIBOR + 4.25%), due 4/26/24	1,386,000	1,354,815
Project Leopard Holdings, Inc. 2018 Term Loan 5.50% (3 Month LIBOR + 4.50%), due 7/7/23	1,945,125	1,903,791
Refinitiv U.S. Holdings, Inc. 2018 Term Loan 3.411% (1 Month LIBOR + 3.25%), due 10/1/25	2,432,803	2,412,385
Rocket Software, Inc. 2018 Term Loan 4.411% (1 Month LIBOR + 4.25%), due 11/28/25	2,073,750	1,964,878
Seattle Spinco, Inc. Term Loan B3 2.661% (1 Month LIBOR + 2.50%), due 6/21/24	2,698,182	2,537,640
Solera LLC Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 3/3/23	1,354,523	1,329,126
SS&C Technologies, Inc. 2018 Term Loan B3 1.911% (1 Month LIBOR + 1.75%), due 4/16/25	4,853,865	4,693,688
Surf Holdings LLC Term Loan 3.827% (3 Month LIBOR + 3.50%), due 3/5/27	1,750,000	1,702,969
Tempo Acquisition LLC Term Loan 2.911% (1 Month LIBOR + 2.75%), due 5/1/24	3,340,141	3,250,375
Tibco Software, Inc.
2020 Term Loan B 3.92% (1 Month LIBOR + 3.75%), due 6/30/26	1,500,000	1,438,125
2020 2nd Lien Term Loan 7.42% (1 Month LIBOR + 7.25%), due 3/3/28	600,000	571,000
Ultimate Software Group, Inc.
Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 5/4/26	1,985,000	1,965,398
2020 Incremental Term Loan B 4.75% (3 Month LIBOR + 4.00%), due 5/4/26	1,440,000	1,439,551
Vertafore, Inc. 2018 1st Lien Term Loan 3.411% (1 Month LIBOR + 3.25%), due 7/2/25	1,576,000	1,495,230
Vertiv Group Corp. Term Loan B 3.162% (1 Month LIBOR + 3.00%), due 3/2/27	2,992,500	2,942,624
VS Buyer LLC Term Loan B 3.417% (1 Month LIBOR + 3.25%), due 2/28/27	1,496,250	1,466,325
Web.com Group, Inc.
2018 Term Loan B 3.926% (1 Month LIBOR + 3.75%), due 10/10/25	1,589,498	1,502,738
2018 2nd Lien Term Loan 7.926% (1 Month LIBOR + 7.75%), due 10/9/26	1,225,704	1,090,876
Western Digital Corp. 2018 Term Loan B4 1.911% (1 Month LIBOR + 1.75%), due 4/29/23	2,101,934	2,054,640
Xerox Business Services LLC Term Loan B 2.661% (1 Month LIBOR + 2.50%), due 12/7/23	2,899,702	2,662,892
		107,262,482
Finance 0.9%
Amentum Government Services Holdings LLC Term Loan B 4.161% (1 Month LIBOR + 4.00%), due 2/1/27	625,000	619,922
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 5.25% (3 Month LIBOR + 4.25%), due 6/21/24	1,544,453	1,407,769
Deerfield Dakota Holding LLC 2020 USD Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 4/9/27	1,500,000	1,475,625
iStar, Inc. 2016 Term Loan B 2.92%-2.931% (1 Month LIBOR + 2.75%), due 6/28/23	630,585	613,244
ON Semiconductor Corp. 2019 Term Loan B 2.161% (1 Month LIBOR + 2.00%), due 9/19/26	491,275	481,995
Transplace Holdings, Inc. 1st Lien Term Loan 4.822% (3 Month LIBOR + 3.75%), due 10/7/24 (e)	1,245,533	1,162,497
USS Ultimate Holdings, Inc.
1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 8/25/24	1,847,750	1,735,499
2nd Lien Term Loan 8.75% (3 Month LIBOR + 7.75%), due 8/25/25 (e)(f)	600,000	534,000
		8,030,551
Healthcare, Education & Childcare 8.0%
Acadia Healthcare Co., Inc 2018 Term Loan B4 2.661% (1 Month LIBOR + 2.50%), due 2/16/23	1,271,289	1,249,677
Agiliti Health, Inc. Term Loan 3.188% (1 Month LIBOR + 3.00%), due 1/4/26	2,073,750	2,016,722
AHP Health Partners, Inc. 2018 Term Loan 5.50% (1 Month LIBOR + 4.50%), due 6/30/25	3,046,127	3,019,473
Akorn, Inc. Term Loan B 0.75%-14.75% (1 Month LIBOR + 13.75%, PIK), due 4/16/21 (b)(e)(g)	345,064	333,562
Alliance Healthcare Services, Inc. 2017 Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (e)	975,180	682,626
Alvogen Pharma U.S., Inc. 2020 Extended Term Loan 6.32% (3 Month LIBOR + 5.25%), due 12/31/23	943,433	898,620
Amneal Pharmaceuticals LLC 2018 Term Loan B 3.688% (1 Month LIBOR + 3.50%), due 5/4/25	4,151,383	3,902,300
Athenahealth, Inc. 2019 Term Loan B 4.818% (3 Month LIBOR + 4.50%), due 2/11/26	2,240,006	2,202,206
Avantor Funding, Inc. Term Loan B3 3.25% (1 Month LIBOR + 2.25%), due 11/21/24	1,845,771	1,830,390
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.322% (3 Month LIBOR + 3.25%), due 9/1/24	1,949,887	1,789,021
Carestream Health, Inc.
2020 Extended 2nd Lien PIK Term Loan 5.572% (3 Month LIBOR + 4.50%, PIK), due 8/8/23 (g)	2,056,201	1,603,837
2020 Extended Term Loan 7.822% (3 Month LIBOR + 6.75%), due 5/8/23	2,816,616	2,675,785
Compassus Intermediate, Inc. Term Loan B 6.072% (3 Month LIBOR + 5.00%), due 12/31/26 (e)(f)	3,047,188	2,910,064
Da Vinci Purchaser Corp. 2019 Term Loan 5.238% (3 Month LIBOR + 4.00%), due 1/8/27	3,833,333	3,785,417
DaVita, Inc. 2020 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 8/12/26	3,721,922	3,648,414
Emerald TopCo, Inc. Term Loan 3.76%-3.761% (1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 7/24/26	2,481,250	2,424,387
Envision Healthcare Corp. 2018 1st Lien Term Loan 3.911% (1 Month LIBOR + 3.75%), due 10/10/25	3,319,425	2,195,800
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.50% (1 Month LIBOR + 4.50%), due 2/4/27	2,800,000	2,788,626
ExamWorks Group, Inc. 2017 Term Loan 4.322% (3 Month LIBOR + 3.25%), due 7/27/23	4,709,244	4,644,492
Gentiva Health Services, Inc. 2020 Term Loan 3.438% (1 Month LIBOR + 3.25%), due 7/2/25	3,142,143	3,087,155
Grifols Worldwide Operations U.S.A., Inc. 2019 Term Loan B 2.111% (1 Week LIBOR + 2.00%), due 11/15/27	995,000	973,404
HCA, Inc. Term Loan B12 1.911% (1 Month LIBOR + 1.75%), due 3/13/25	2,468,718	2,431,688
Jaguar Holding Co. II 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 8/18/22	1,654,265	1,646,407
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 3.416% (1 Month LIBOR + 3.25%), due 6/30/25	1,894,845	1,833,736
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 11/17/25	4,364,175	4,250,396
RPI 2019 Intermediate Finance Trust 2020 Term Loan B1 1.911% (1 Month LIBOR + 1.75%), due 2/11/27	3,781,000	3,729,798
Select Medical Corp. 2017 Term Loan B 2.68% (1 Month LIBOR + 2.50%), due 3/6/25	4,354,845	4,211,497
Sound Inpatient Physicians 2018 1st Lien Term Loan 2.911% (1 Month LIBOR + 2.75%), due 6/27/25	1,960,000	1,888,338
Team Health Holdings, Inc. 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 2/6/24	2,789,128	2,205,734
U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.00% (3 Month LIBOR + 3.00%), due 6/23/24	3,899,003	3,596,830
		74,456,402
Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
Serta Simmons Bedding LLC 1st Lien Term Loan 4.50% (3 Month LIBOR + 3.50%), due 11/8/23	5,931,250	1,403,731

Hotels, Motels, Inns & Gaming 4.8%
Affinity Gaming LLC Initial Term Loan 4.25% (1 Month LIBOR + 3.25%), due 7/1/23	3,066,930	2,589,001
Aimbridge Acquisition Co., Inc. 2019 Term Loan B 3.917% (1 Month LIBOR + 3.75%), due 2/2/26	2,233,125	1,886,991
AP Gaming I LLC 2018 Incremental Term Loan 4.50% (3 Month LIBOR + 3.50%), due 2/15/24	3,008,406	2,587,229
Caesars Resort Collection LLC
2017 1st Lien Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 12/23/24	2,140,777	1,965,692
2020 Term Loan 4.715% (1 Month LIBOR + 4.50%, 3 Month LIBOR + 4.50%), due 7/21/25	1,950,000	1,878,499
Churchill Downs, Inc. 2017 Term Loan B 2.17% (1 Month LIBOR + 2.00%), due 12/27/24	2,437,500	2,354,218
CityCenter Holdings LLC 2017 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 4/18/24	4,595,124	4,247,618
Everi Payments, Inc.
Term Loan B 3.822% (3 Month LIBOR + 2.75%), due 5/9/24	4,253,389	4,027,049
2020 Incremental Term Loan 11.50% (3 Month LIBOR + 10.50%), due 5/9/24 (e)(f)	800,000	804,000
Golden Entertainment, Inc. 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 3.00%), due 10/21/24	1,600,000	1,454,000
Hilton Worldwide Finance LLC 2019 Term Loan B2 1.922% (1 Month LIBOR + 1.75%), due 6/22/26	1,720,157	1,652,210
PCI Gaming Authority Term Loan 2.661% (1 Month LIBOR + 2.50%), due 5/29/26	658,702	629,390
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 3.00% (3 Month LIBOR + 2.25%), due 10/15/25	1,313,333	1,247,462
Scientific Games International, Inc. 2018 Term Loan B5 3.474%-3.612% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 8/14/24	5,729,435	5,205,598
Station Casinos LLC 2020 Term Loan B 2.50% (1 Month LIBOR + 2.25%), due 2/8/27	1,999,876	1,842,386
UFC Holdings LLC 2019 Term Loan 4.25% (6 Month LIBOR + 3.25%), due 4/29/26	3,868,164	3,748,897
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 2.411% (1 Month LIBOR + 2.25%), due 5/30/25	3,930,000	3,687,649
Wyndham Hotels & Resorts, Inc. Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 5/30/25	3,438,750	3,277,252
		45,085,141
Insurance 3.1%
AmWINS Group, Inc. 2017 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 1/25/24	1,845,514	1,818,088
AssuredPartners, Inc. 2020 Term Loan B 3.661% (1 Month LIBOR + 3.50%), due 2/12/27	5,048,722	4,890,949
Asurion LLC
2017 Term Loan B4 3.161% (1 Month LIBOR + 3.00%), due 8/4/22	1,829,184	1,799,917
2018 Term Loan B6 3.161% (1 Month LIBOR + 3.00%), due 11/3/23	3,440,131	3,385,949
2018 Term Loan B7 3.161% (1 Month LIBOR + 3.00%), due 11/3/24	808,345	793,997
2017 2nd Lien Term Loan 6.661% (1 Month LIBOR + 6.50%), due 8/4/25	375,758	378,341
Hub International, Ltd. 2018 Term Loan B 3.264%-3.264% (3 Month LIBOR + 3.00%), due 4/25/25	1,605,688	1,556,514
NFP Corp. 2020 Term Loan 3.411% (1 Month LIBOR + 3.25%), due 2/15/27	2,418,938	2,305,047
Ryan Specialty Group LLC Term Loan TBD, due 6/29/27	1,000,000	994,375
Sedgwick Claims Management Services, Inc. 2018 Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 12/31/25	4,917,557	4,683,973
Terrier Media Buyer, Inc. 2020 Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 12/17/26 (e)	1,500,000	1,445,625
USI, Inc.
2017 Repriced Term Loan 3.308% (3 Month LIBOR + 3.00%), due 5/16/24	4,366,327	4,210,777
2019 Incremental Term Loan B 4.308% (3 Month LIBOR + 4.00%), due 12/2/26	995,000	977,172
		29,240,724
Leisure, Amusement, Motion Pictures & Entertainment 2.3%
Alterra Mountain Co. Term Loan B1 2.911% (1 Month LIBOR + 2.75%), due 7/31/24	4,889,773	4,677,068
Boyd Gaming Corp. Term Loan B3 2.361% (1 Week LIBOR + 2.25%), due 9/15/23	2,021,503	1,952,556
Creative Artists Agency LLC 2019 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 11/27/26	2,487,500	2,349,650
Fitness International LLC
2018 Term Loan A 4.322% (6 Month LIBOR + 3.25%), due 1/8/25	1,681,875	1,093,219
2018 Term Loan B 4.322% (6 Month LIBOR + 3.25%), due 4/18/25	291,959	178,186
Life Time Fitness, Inc. 2017 Term Loan B 3.75% (3 Month LIBOR + 2.75%), due 6/10/22	1,830,232	1,650,260
Lions Gate Capital Holdings LLC 2018 Term Loan B 2.411% (1 Month LIBOR + 2.25%), due 3/24/25	1,385,747	1,329,163
Marriott Ownership Resorts, Inc. 2019 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 8/29/25	2,731,486	2,614,259
TKC Holdings, Inc. 2017 1st Lien Term Loan 4.75% (2 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 2/1/23	2,718,215	2,539,267
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 2.92% (1 Month LIBOR + 2.75%), due 5/18/25	4,582,775	3,635,666
		22,019,294
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.2%
Advanced Drainage Systems, Inc. Term Loan B 2.438% (1 Month LIBOR + 2.25%), due 7/31/26	690,804	681,305
Altra Industrial Motion Corp. 2018 Term Loan B 2.161% (1 Month LIBOR + 2.00%), due 10/1/25	3,003,731	2,906,110
Columbus McKinnon Corp. 2018 Term Loan B 3.50% (3 Month LIBOR + 2.50%), due 1/31/24	2,547,794	2,484,099
CPM Holdings, Inc.
2018 1st Lien Term Loan 3.952% (3 Month LIBOR + 3.75%), due 11/17/25	1,472,550	1,306,888
2018 2nd Lien Term Loan 8.452% (3 Month LIBOR + 8.25%), due 11/15/26 (e)	1,000,000	837,500
Rexnord LLC 2019 Term Loan B 1.922% (1 Month LIBOR + 1.75%), due 8/21/24	1,043,900	1,030,851
Welbilt, Inc. 2018 Term Loan B 2.661% (1 Month LIBOR + 2.50%), due 10/23/25	1,994,060	1,744,803
		10,991,556
Mining, Steel, Iron & Non-Precious Metals 1.7%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 3/21/25	3,034,788	2,951,332
Covia Holdings Corp. Term Loan 8.25% (PRIME + 5.00%), due 6/1/25 (e)	1,657,063	1,029,450
Gates Global LLC 2017 Repriced Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 4/1/24	3,648,242	3,558,280
GrafTech Finance, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 2/12/25	4,409,341	4,277,061
MRC Global (U.S)., Inc. 2018 1st Lien Term Loan B 3.161% (1 Month LIBOR + 3.00%), due 9/20/24	3,217,373	3,008,243
U.S. Silica Co. 2018 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 5/1/25	1,441,353	1,102,635
		15,927,001
Oil & Gas 1.5%
Apergy Corp. 2018 1st Lien Term Loan 2.688% (1 Month LIBOR + 2.50%), due 5/9/25 (e)	893,976	860,452
Buckeye Partners, L.P. 2019 Term Loan B 2.921% (1 Month LIBOR + 2.75%), due 11/1/26	2,369,063	2,313,290
Fleet U.S. Bidco, Inc. Term Loan B 4.322% (6 Month LIBOR + 3.25%), due 10/7/26	1,240,625	1,215,813
GIP III Stetson I, L.P. 2018 Term Loan B 4.422% (1 Month LIBOR + 4.25%), due 7/18/25 (e)	2,187,401	1,423,373
Keane Group Holdings LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 5/25/25	956,505	820,203
Lucid Energy Group II Borrower LLC 2018 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 2/17/25	2,541,500	2,147,567
Medallion Midland Acquisition LLC 1st Lien Term Loan 4.25% (1 Month LIBOR + 3.25%), due 10/30/24	1,365,000	1,217,409
PES Holdings LLC 2018 Term Loan C 4.75%-6.99% (PIK, PRIME - 0.50%), due 12/31/22 (b)(e)(g)	1,926,300	409,339
Prairie ECI Acquiror L.P. Term Loan B 4.911% (1 Month LIBOR + 4.75%), due 3/11/26	1,185,525	1,064,750
Seadrill Partners Finco LLC Term Loan B 7.00% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	1,474,455	225,960
Summit Midstream Partners Holdings LLC Term Loan B 7.00% (3 Month LIBOR + 6.00%), due 5/13/22 (e)	1,038,051	217,991
Traverse Midstream Partners LLC 2017 Term Loan 5.00% (1 Month LIBOR + 4.00%), due 9/27/24	1,965,000	1,716,427
		13,632,574
Personal & Nondurable Consumer Products (Manufacturing Only) 1.0%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan 2.161% (1 Month LIBOR + 2.00%), due 1/15/27	2,729,375	2,645,788
Kronos Acquisition Holdings, Inc. 2015 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 5/15/23	1,896,154	1,865,341
Prestige Brands, Inc. Term Loan B4 2.161% (1 Month LIBOR + 2.00%), due 1/26/24	632,464	622,846
SRAM LLC 2018 Term Loan B 3.75% (1 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 3/15/24	1,220,027	1,195,626
Varsity Brands, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/15/24	4,387,589	3,482,649
		9,812,250
Personal Transportation 0.1%
Uber Technologies, Inc. 2018 Incremental Term Loan 3.661% (1 Month LIBOR + 3.50%), due 7/13/23	528,390	515,444

Personal, Food & Miscellaneous Services 1.2%
Aramark Services, Inc.
2018 Term Loan B3 1.911% (1 Month LIBOR + 1.75%), due 3/11/25	1,480,650	1,404,304
2019 Term Loan B4 1.911% (1 Month LIBOR + 1.75%), due 1/15/27	1,745,625	1,655,434
Golden Nugget, Inc. 2017 Incremental Term Loan B 3.25% (1 Month LIBOR + 2.50%), due 10/4/23	2,821,098	2,353,267
IRB Holding Corp. 2020 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 2/5/25	2,423,801	2,268,850
KFC Holding Co. 2018 Term Loan B 1.937% (1 Month LIBOR + 1.75%), due 4/3/25	2,846,402	2,755,673
Weight Watchers International, Inc. 2017 Term Loan B 5.50% (1 Month LIBOR + 4.75%), due 11/29/24	1,275,299	1,263,608
		11,701,136
Printing & Publishing 0.7%
Getty Images, Inc. 2019 Term Loan B 4.688% (1 Month LIBOR + 4.50%), due 2/19/26	1,000,656	898,714
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00% (3 Month LIBOR + 4.00%), due 5/4/22	1,410,708	1,217,441
Prometric Holdings, Inc. 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 1/29/25	2,157,816	1,974,402
Severin Acquisition LLC 2018 Term Loan B 3.416% (1 Month LIBOR + 3.25%), due 8/1/25	2,450,032	2,364,280
		6,454,837
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC Term Loan B4 2.183% (1 Month LIBOR + 2.00%), due 10/4/23	1,201,731	1,166,430

Retail Store 2.2%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 3.661% (1 Month LIBOR + 3.50%), due 9/26/24	2,773,158	2,655,298
Bass Pro Group LLC Term Loan B 6.072% (3 Month LIBOR + 5.00%), due 9/25/24	2,867,628	2,851,945
Belk, Inc. 2019 Term Loan B 7.75% (6 Month LIBOR + 6.75%), due 7/31/25	1,307,418	556,960
BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 2.178% (1 Month LIBOR + 2.00%), due 2/3/24	4,817,003	4,750,100
CNT Holdings III Corp. 2017 Term Loan 4.08% (3 Month LIBOR + 3.00%), due 1/22/23	1,485,152	1,463,803
EG America LLC 2018 Term Loan 5.072% (6 Month LIBOR + 4.00%), due 2/7/25	1,456,441	1,381,191
HD Supply, Inc. Term Loan B5 1.911% (1 Month LIBOR + 1.75%), due 10/17/23	957,664	941,623
Michaels Stores, Inc. 2018 Term Loan B 3.533%-3.568% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 1/30/23	1,722,561	1,627,820
Party City Holdings, Inc. 2018 Term Loan B 4.072%-4.10% (1 Month LIBOR + 2.50%, 6 Month LIBOR + 2.50%), due 8/19/22	1,083,883	568,497
Petco Animal Supplies, Inc. 2017 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 1/26/23	1,793,676	1,495,478
Sally Holdings LLC Term Loan B2 4.50% ((3 Month LIBOR + 4.50%)), due 7/5/24	2,333,333	2,321,667
		20,614,382
Telecommunications 4.0%
Avaya, Inc. 2018 Term Loan B 4.425% (1 Month LIBOR + 4.25%), due 12/15/24	2,242,575	2,118,433
CenturyLink, Inc. 2020 Term Loan B 2.411% (1 Month LIBOR + 2.25%), due 3/15/27	3,731,250	3,589,254
CSC Holdings LLC 2019 Term Loan B5 2.675% (1 Month LIBOR + 2.50%), due 4/15/27	4,677,122	4,525,115
Frontier Communications Corp. 2017 Term Loan B1 3.918%-6.00% (1 Month LIBOR + 3.75%, PRIME + 2.75%), due 6/15/24 (b)(e)	1,979,644	1,948,712
Level 3 Financing, Inc. 2019 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 3/1/27	2,500,000	2,421,355
Microchip Technology, Inc. 2018 Term Loan B 2.17% (1 Month LIBOR + 2.00%), due 5/29/25	2,844,438	2,802,482
SBA Senior Finance II LLC 2018 Term Loan B 1.92% (1 Month LIBOR + 1.75%), due 4/11/25	6,396,932	6,197,917
T-Mobile USA, Inc. 2020 Term Loan 3.161% (1 Month LIBOR + 3.00%), due 4/1/27	5,000,000	5,016,060
West Corp. 2017 Term Loan 5.00% (3 Month LIBOR + 4.00%), due 10/10/24	3,869,264	3,387,219
Zayo Group Holdings, Inc. Term Loan 3.161% (1 Month LIBOR + 3.00%), due 3/9/27	5,403,125	5,241,031
		37,247,578
Utilities 5.0%
Astoria Energy LLC Term Loan B 5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 12/24/21	3,091,652	3,043,731
Brookfield WEC Holdings, Inc. 2020 Term Loan 3.75% (1 Month LIBOR + 3.00%), due 8/1/25	2,462,500	2,407,094
Calpine Corp.
Term Loan B5 2.42% (1 Month LIBOR + 2.25%), due 1/15/24	5,361,670	5,246,619
Term Loan B9 2.42% (1 Month LIBOR + 2.25%), due 4/5/26	2,079,000	2,029,996
Compass Power Generation LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/20/24	1,507,274	1,446,983
Edgewater Generation LLC Term Loan 3.911% (1 Month LIBOR + 3.75%), due 12/13/25	4,929,950	4,760,483
ExGen Renewables IV LLC Term Loan B 4.00% (3 Month LIBOR + 3.00%), due 11/28/24	2,280,304	2,246,100
Granite Acquisition, Inc.
Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 12/19/21	3,892,968	3,828,084
2nd Lien Term Loan B 8.25% (3 Month LIBOR + 7.25%), due 12/19/22	1,513,603	1,476,709
Granite Generation LLC Term Loan B 4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26	4,870,355	4,792,429
Hamilton Projects Acquiror LLC Term Loan B 5.75% (3 Month LIBOR + 4.75%), due 6/17/27	2,500,000	2,483,125
Helix Gen Funding LLC Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 6/3/24	3,841,638	3,758,201
Pacific Gas & Electric Co. 2020 Exit Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 6/23/25	3,250,000	3,217,500
Southeast PowerGen LLC Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/2/21	866,175	788,219
Vistra Operations Co. LLC 1st Lien Term Loan B3 1.915%-1.931% (1 Month LIBOR + 1.75%), due 12/31/25	5,014,266	4,935,918
		46,461,191

Total Floating Rate Loans (Cost $782,938,396)		735,509,216

Foreign Floating Rate Loans 11.0% (d)
Aerospace & Defense 0.3%
AI Convoy (Luxembourg) S.A.R.L Term Loan B 4.65% (6 Month LIBOR + 3.50%), due 1/17/27	1,620,938	1,570,283
Kestrel Bidco, Inc. Term Loan B 4.00% (6 Month LIBOR + 3.00%), due 12/11/26	1,243,750	902,030
		2,472,313
Beverage, Food & Tobacco 0.8%
Froneri International, Ltd. 2020 USD Term Loan 2.411% (1 Month LIBOR + 2.25%), due 1/29/27	3,015,000	2,890,631
JBS USA Lux S.A. 2019 Term Loan B 3.072% (2 Month LIBOR + 2.00%), due 5/1/26	3,422,413	3,297,399
Sunshine Investments B.V. Term Loan B3 3.674% (3 Month LIBOR + 3.25%), due 3/28/25	1,237,500	1,201,922
		7,389,952
Broadcasting & Entertainment 0.7%
Altice France S.A.
Term Loan B12 3.862% (1 Month LIBOR + 3.687%), due 1/31/26	3,889,976	3,795,158
2018 Term Loan B13 4.175% (1 Month LIBOR + 4.00%), due 8/14/26	2,046,874	1,999,722
Numericable Group S.A. Term Loan B11 2.911% (1 Month LIBOR + 2.75%), due 7/31/25	439,264	420,595
		6,215,475
Chemicals, Plastics & Rubber 1.3%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 4.00% (2 Month LIBOR + 3.25%), due 9/13/23 (e)	1,965,189	1,878,393
Alpha 3 B.V. 2017 Term Loan B1 4.00% (3 Month LIBOR + 3.00%), due 1/31/24	1,872,116	1,840,524
Diamond (BC) B.V. Term Loan 3.26%-3.261% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 9/6/24	2,257,634	2,124,433
Flint Group GmbH Term Loan C 4.00% (3 Month LIBOR + 3.00%), due 9/7/21 (e)	344,690	299,305
Oxea Holding Drei GmbH 2017 USD Term Loan B2 3.688% (1 Month LIBOR + 3.50%), due 10/14/24	3,072,209	2,877,637
Starfruit Finco B.V. 2018 Term Loan B 3.178% (1 Month LIBOR + 3.00%), due 10/1/25	3,608,079	3,490,816
		12,511,108
Diversified/Conglomerate Manufacturing 0.3%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 4.661% (1 Month LIBOR + 4.50%), due 7/9/25 (e)	2,001,165	1,826,063
Bright Bidco B.V. 2018 Term Loan B 4.572% (3 Month LIBOR + 3.50%), due 6/30/24	2,892,826	1,102,890
		2,928,953
Ecological 0.3%
GFL Environmental, Inc. 2018 Term Loan B 4.00% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 5/30/25	2,670,917	2,654,966

Electronics 1.5%
ION Trading Technologies S.A R.L. Incremental Term Loan B 5.072% (3 Month LIBOR + 4.00%), due 11/21/24	1,903,345	1,831,376
Oberthur Technologies S.A. 2016 Term Loan B1 4.058% (3 Month LIBOR + 3.75%), due 1/10/24	2,199,379	2,072,915
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 1.911% (1 Month LIBOR + 1.75%), due 4/16/25	3,410,178	3,297,642
Trader Corp. 2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 9/28/23	4,034,981	3,873,581
Veritas Bermuda, Ltd. Repriced Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 1/27/23	2,598,023	2,485,443
		13,560,957
Healthcare, Education & Childcare 1.6%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 3.911% (1 Month LIBOR + 3.75%), due 2/27/26	1,394,599	1,273,734
Bausch Health Cos., Inc. 2018 Term Loan B 3.176% (1 Month LIBOR + 3.00%), due 6/2/25	6,838,827	6,717,923
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 5.00% (3 Month LIBOR + 4.25%), due 4/29/24	2,541,634	2,423,628
Mallinckrodt International Finance S.A. Term Loan B 3.50% (3 Month LIBOR + 2.75%), due 9/24/24	2,152,587	1,793,822
Sunshine Luxembourg VII S.A R.L. Term Loan B1 5.322% (6 Month LIBOR + 4.25%), due 10/1/26	2,895,500	2,880,299
		15,089,406

Hotels, Motels, Inns & Gaming 0.7%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 2.161% (1 Month LIBOR + 2.00%), due 11/30/23	1,464,688	1,409,991
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 3.308% (3 Month LIBOR + 3.00%), due 3/13/25 (e)	3,155,625	2,534,361
GVC Holdings (Gibraltar), Ltd. 2020 Term Loan B3 3.308% (6 Month LIBOR + 2.25%), due 3/29/24	2,932,500	2,844,525
Stars Group Holdings B.V. 2018 Incremental Term Loan 3.808% (3 Month LIBOR + 3.50%), due 7/10/25	115,448	115,317
		6,904,194
Leisure, Amusement, Motion Pictures & Entertainment 1.0%
Bombardier Recreational Products, Inc.
2020 Term Loan 2.161% (1 Month LIBOR + 2.00%), due 5/24/27	4,317,598	4,112,512
2020 Incremental Term Loan B2 6.00% (3 Month LIBOR + 5.00%), due 5/24/27	600,000	603,750
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 2/1/24	3,650,036	3,517,722
DHX Media, Ltd. Term Loan B 5.25% (1 Month LIBOR + 4.25%), due 12/29/23	1,536,055	1,455,412
		9,689,396
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Titan Acquisition, Ltd. 2018 Term Loan B 3.361% (3 Month LIBOR + 3.00%), due 3/28/25	2,526,888	2,323,383

Oil & Gas 0.3%
NorthRiver Midstream Finance L.P. 2018 Term Loan B 3.552% (3 Month LIBOR + 3.25%), due 10/1/25	2,751,000	2,628,924

Personal, Food & Miscellaneous Services 0.6%
1011778 B.C. Unlimited Liability Co. Term Loan B4 1.911% (1 Month LIBOR + 1.75%), due 11/19/26	2,106,021	2,019,148
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 2.188% (1 Month LIBOR + 2.00%), due 11/1/25	4,069,569	3,979,701
		5,998,849
Printing & Publishing 0.4%
Springer Nature Deutschland GmbH Term Loan B16 4.50% (1 Month LIBOR + 3.50%), due 8/14/24	3,592,290	3,540,651

Retail Store 0.1%
EG Group, Ltd. 2018 Term Loan B 5.072% (6 Month LIBOR + 4.00%), due 2/7/25	1,244,634	1,180,327

Telecommunications 0.9%
Connect Finco S.A.R.L. Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 12/11/26	2,743,125	2,664,946
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan 5.05% (3 Month LIBOR + 5.50%), due 7/13/22	205,623	208,622
2017 Term Loan B3 8.00% (PRIME + 4.75%), due 11/27/23	2,702,081	2,714,465
Telesat Canada Term Loan B5 2.92% (1 Month LIBOR + 2.75%), due 12/7/26	2,487,500	2,401,992
		7,990,025
Total Foreign Floating Rate Loans (Cost $109,374,483)		103,078,879

Total Long-Term Bonds (Cost $938,692,699)		886,136,736
	Shares
Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
MainStay MacKay High Yield Corporate Bond Fund Class I	282,663	1,546,167

Total Affiliated Investment Company (Cost $1,605,526)		1,546,167

Common Stocks 0.1%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(h)(i)	175,418	0
Millennium Corporate Trust (e)(f)(h)(i)	4,973	0
Millennium Lender Trust (e)(f)(h)(i)	5,298	0
		0

Electronic Equipment, Instruments & Components 0.0% ‡
TE Holdings LLC, Class A (e)(f)(h)(i)	60,655	0

Metals & Mining 0.1%
AFGlobal Corp. (e)(f)(h)(i)	60,753	1,212,630

Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(h)(i)	244,062	178,165
Philadelphia Energy Solutions, Inc., Class A (e)(f)(h)(i)	89,705	0
		178,165

Total Common Stocks (Cost $3,651,737)		1,390,795

Preferred Stocks 0.0%‡
Media 0.0% ‡
TE Holdcorp LLC (e)(f)(h)(i)	49,302	0

Total Preferred Stocks (Cost $0)		0

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. Expires 12/31/46 (e)(f)(h)(i)	107,130	113,558

Total Rights (Cost $87,847)		113,558

	Number of Warrants
Warrants 0.0%‡
Medical Equipment & Devices 0.0% ‡
Carestream Health, Inc. Expires 12/31/21 (e)(f)(h)(i)	43	0

Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(h)(i)

1st Lien Warrants Expires 3/30/23	23,368	234
2nd Lien Tranche A Expires 3/30/23	30,044	300
2nd Lien Tranche B Expires 3/30/23	62,000	620
		1,154

Total Warrants (Cost $12,795)		1,154

	Principal Amount
Short-Term Investments 4.7%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 1.79%, dated 7/31/20 due 8/3/20 Proceeds at Maturity $1,107,545 (Collateralized by a United States Treasury Note with a rate of 0.16% and a maturity date of 7/31/22, with a Principal Amount of $1,129,900 and a Market Value of $1,129,699)	$1,107,545	1,107,545

Total Repurchase Agreement (Cost $1,107,545)		1,107,545

U.S. Government & Federal Agencies 4.6% (j)
0.086%, due 8/27/20	3,637,000	3,636,777
0.094%, due 9/8/20	2,723,000	2,722,733
0.096%, due 9/15/20	8,749,000	8,747,961
0.101%, due 8/13/20	8,558,000	8,557,719
0.103%, due 9/22/20	9,721,000	9,719,575
0.113%, due 8/20/20	1,630,000	1,629,904
0.113%, due 8/27/20	3,948,000	3,947,682
0.117%, due 8/20/20	2,597,000	2,596,842
0.153%, due 8/11/20	1,398,000	1,397,941

Total U.S. Government & Federal Agencies (Cost $42,957,134)		42,957,134

Total Short-Term Investments (Cost $44,064,679)		44,064,679

Total Investments (Cost $988,115,283)	99.7%	933,253,089
Other Assets, Less Liabilities	0.3	2,613,187
Net Assets	100.0%	$935,866,276

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(e)	Illiquid security - As of July 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $50,744,739, which represented 5.4% of the Fund's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Non-income producing security.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of the fair valued securities was $1,505,507, which represented 0.2% of the Fund's net assets.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$47,548,641	$—	$47,548,641
Floating Rate Loans (b)	—	724,818,344	10,690,872	735,509,216
Foreign Floating Rate Loans	—	103,078,879	—	103,078,879
Total Long-Term Bonds	—	875,445,864	10,690,872	886,136,736
Affiliated Investment Company
Fixed Income Fund	1,546,167	—	—	1,546,167
Common Stocks (c)	—	—	1,390,795	1,390,795
Preferred Stocks (d)	—	—	0	0
Rights (e)	—	—	113,558	113,558
Warrants (f)	—	—	1,154	1,154
Short-Term Investments
Repurchase Agreement	—	1,107,545	—	1,107,545
U.S. Government & Federal Agencies	—	42,957,134	—	42,957,134
Total Short-Term Investments	—	44,064,679	—	44,064,679
Total Investments in Securities	$1,546,167	$919,510,543	$12,196,379	$933,253,089

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,690,872 are held within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $0, $0, $1,212,630 and $178,165 are held in Communications Equipment, Electronic Equipment, Instruments & Components, Metals & Mining and Oil, Gas & Consumable fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Media within the Preferred Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $113,558 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $0 and $1,154 are held in Medical Equipment & Devices and Oil, Gas & Consumable Fuels, respectively within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2020
Long-Term Bonds
Floating Rate Loans	$10,043,998	$5,222	$(21,583)	$(224,706)	$3,823,111	$(7,092,000)	$5,033,899	$(877,069)	$10,690,872	$(228,552)
Foreign Floating Rate Loans	1,033,251	984	(356,124)	175,214	-	(853,325)	-	-	-	-
Common Stocks	3,834,633	-	(644,724)	(1,788,072)	-	(11,042)	-	-	1,390,795	(2,427,253)
Preferred Stocks	0	-	(379,311)	379,311	-	-	-	-	0	-
Rights	96,417	-	-	17,141	-	-	-	-	113,558	17,141
Warrants	81,492	-	(197,664)	166,742	-	(49,416)	-	-	1,154	(6,214)
Total	$15,089,791	$6,206	$(1,599,406)	$(1,274,370)	$3,823,111	$(8,005,783)	$5,033,899	$(877,069)	$12,196,379	$(2,644,878)

(a) Sales include principal reductions.

As of July 31, 2020, loan assignments with a market value of $5,033,899 transferred from Level 2 to Level 3 as the fair value obtained by an independent pricing service, utilized significant unobservable inputs. As of October 31, 2019, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant other observable inputs.

As of July 31, 2020, a loan assignment with a market value of $877,069 transferred from Level 3 to Level 2 as the the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2019, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 95.6% †
Equity Funds 76.8%
IQ 50 Percent Hedged FTSE International ETF (a)	759,975	$14,653,154
IQ 500 International ETF (a)	1,059,967	25,141,887
IQ Candriam ESG International Equity ETF (a)	531,883	12,441,754
IQ Candriam ESG U.S. Equity ETF (a)	457,303	12,731,316
IQ Chaikin U.S. Large Cap ETF (a)	1,462,997	35,463,047
IQ Chaikin U.S. Small Cap ETF (a)	1,223,437	27,241,538
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,954,805	30,582,234
MainStay Epoch Capital Growth Fund Class I (a)	322,203	4,610,724
MainStay Epoch International Choice Fund Class I (a)	758,231	26,454,680
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,610,450	41,259,734
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	3,641,931	55,575,863
MainStay MacKay Common Stock Fund Class I (a)	353,516	8,968,688
MainStay MacKay Growth Fund Class I (a)	1,044,520	45,572,416
MainStay MacKay International Equity Fund Class R6 (a)	895,347	16,447,529
MainStay MacKay International Opportunities Fund Class I (a)	3,660,864	23,795,616
MainStay MacKay S&P 500 Index Fund Class I (a)	938,585	43,672,351
MainStay MacKay Small Cap Core Fund Class I (a)	1,835,772	42,130,965
MainStay MAP Equity Fund Class I (a)	1,312,576	53,448,103
MainStay Winslow Large Cap Growth Fund Class R6	5,496,888	67,281,905
Total Equity Funds (Cost $494,085,861)		587,473,504

Fixed Income Funds 18.8%
IQ S&P High Yield Low Volatility Bond ETF (a)	309,581	7,893,603
MainStay Floating Rate Fund Class R6	438,600	3,842,136
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	1,456,245	13,004,265
MainStay MacKay Short Duration High Yield Fund Class I	3,859,346	36,740,973
MainStay MacKay Total Return Bond Fund Class R6 (a)	6,401,645	73,810,971
MainStay Short Term Bond Class I (a)	753,625	8,093,936
Total Fixed Income Funds (Cost $138,580,674)		143,385,884

Total Affiliated Investment Companies (Cost $632,666,535)		730,859,388

Short-Term Investment 4.3%
Affiliated Investment Company 4.3%
MainStay U.S. Government Liquidity Fund, 0.05% (b)	32,981,663	32,981,663

Total Short-Term Investment (Cost $32,981,663)		32,981,663

Total Investments (Cost $665,648,198)	99.9%	763,841,051
Other Assets, Less Liabilities	0.1	667,281
Net Assets	100.0%	$764,508,332

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation [3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	11,418	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	7,729	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(14,849)	—
Citigroup	Russel 1000 Value Index Total Return	1 month LIBOR BBA plus 0.23%	12/07/2020	Monthly	18,683	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.012%	12/07/2020	Monthly	(13,861)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.11%	12/07/2020	Monthly	(11,174)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.21%	10/26/2020	Monthly	688	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	7,621	—
						$—

1	As of July 31, 2020, cash in the amount of $846,707 was pledged from brokers for OTC swap contracts.
2	Fund pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of July 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$587,473,504	$—	$—	$587,473,504
Fixed Income Funds	143,385,884	—	—	143,385,884
Short-Term Investment	32,981,663	—	—	32,981,663
Total Investments in Securities	$763,841,051	$—	$—	$763,841,051

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 90.2% †
Long-Term Municipal Bonds 90.1%
Airport 7.7%
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,112,650
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
5.00%, due 6/30/31	3,100,000	3,763,555
Insured: AGM 3.25%, due 12/31/32	1,000,000	1,067,230
City of Los Angeles, Department of Airports, Revenue Bonds
5.00%, due 5/15/37 (a)	875,000	1,107,663
Series A 5.00%, due 5/15/29 (a)	3,125,000	4,116,000
Series A 5.00%, due 5/15/31 (a)	2,815,000	3,475,878
Series A 5.00%, due 5/15/40	6,175,000	8,002,800
Series A 5.25%, due 5/15/48 (a)	1,375,000	1,696,819
Series B 5.00%, due 5/15/25 (a)	710,000	852,320
Series B 5.00%, due 5/15/31	1,500,000	1,515,150
Series D 5.00%, due 5/15/26 (a)	1,000,000	1,233,390
Subseries E 5.00%, due 5/15/37	1,250,000	1,590,187
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (a)
Series A 5.00%, due 3/1/41	2,500,000	2,951,100
Series A 5.00%, due 3/1/47	4,390,000	5,134,324
Series A, Insured: BAM 4.00%, due 3/1/42	4,755,000	5,261,978
Series A-1 5.25%, due 3/1/22	3,200,000	3,276,640
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
Insured: BAM 5.00%, due 6/1/30	640,000	749,094
Insured: BAM 5.00%, due 6/1/31	1,130,000	1,320,891
Sacramento County, California Airport System, Revenue Bonds Series C 5.00%, due 7/1/38 (a)	3,000,000	3,646,230
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds Series E 5.00%, due 5/1/50 (a)	4,100,000	4,997,449
San Francisco City & County International Airports Commission, Revenue Bonds
Series D 5.00%, due 5/1/30	2,595,000	3,432,588
Series D 5.00%, due 5/1/31	2,200,000	2,893,902
Series D 5.00%, due 5/1/38	4,600,000	5,875,166
Series E 5.00%, due 5/1/45 (a)	3,460,000	4,237,358
Series H 5.00%, due 5/1/27 (a)	7,000,000	8,779,890
		82,090,252
Development 1.4%
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,590,602
5.00%, due 9/1/31	1,365,000	1,661,341
5.00%, due 9/1/32	1,435,000	1,735,647
5.00%, due 9/1/34	1,590,000	1,908,986
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds Series B 4.00%, due 7/15/29 (a)	3,000,000	3,015,660
California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,142,150
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (b)	1,655,000	1,752,347
City of Irvine, Special Assessment 5.00%, due 9/2/44	1,800,000	2,284,362
		15,091,095
Education 2.9%
California Enterprise Development Authority, Thacher School Project, Revenue Bonds 4.00%, due 9/1/44	3,450,000	4,064,859
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund, Revenue Bonds
Series B 5.00%, due 11/1/39	300,000	361,899
Series B 5.00%, due 11/1/44	350,000	418,789
Series B 5.00%, due 11/1/49	500,000	593,610
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School, Revenue Bonds 5.00%, due 1/1/55 (c)	2,645,000	2,784,259
California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (c)
Series B 4.00%, due 11/1/36	400,000	394,336
Series B 4.50%, due 11/1/46	1,600,000	1,603,360
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	795,000	830,059
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	509,445
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	2,674,894
California School Finance Authority, Aspire Public Schools, Revenue Bonds (c)
5.00%, due 8/1/27	500,000	576,065
5.00%, due 8/1/28	700,000	803,600
5.00%, due 8/1/36	600,000	670,248
5.00%, due 8/1/41	750,000	830,085
5.00%, due 8/1/46	975,000	1,072,461
California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (c)	1,485,000	1,577,515
California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (c)	750,000	777,503
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (c)
Series A 5.00%, due 7/1/37	500,000	565,340
Series A 5.00%, due 7/1/49	500,000	558,330
California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	662,586
California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (c)
Series A 5.00%, due 5/1/36	1,275,000	1,343,098
Series A 5.00%, due 5/1/46	1,325,000	1,375,761
California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (c)	1,300,000	1,380,405
Del Mar Union School District, Special Tax Insured: BAM 4.00%, due 9/1/44	1,450,000	1,708,419
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A 5.00%, due 9/1/33	410,000	522,455
Series A 5.00%, due 9/1/34	225,000	285,743
Series A 5.00%, due 9/1/36	550,000	689,700
Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (b)	1,000,000	1,107,240
		30,742,064
General 15.3%
Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
Series A, Insured: AGM 5.00%, due 9/1/26	8,000,000	9,607,680
Series A, Insured: AGM 5.00%, due 9/1/27	5,000,000	6,131,350
Series A, Insured: AGM 5.00%, due 9/1/28	2,250,000	2,816,730
Anaheim Public Financing Authority, Revenue Bonds
Series A 5.00%, due 5/1/33	1,000,000	1,124,530
Series A, Insured: BAM 5.00%, due 9/1/35	4,500,000	5,330,385
Burlingame California Financing Authority, Revenue Bonds 5.00%, due 7/1/47	1,515,000	1,911,188
California Housing Finance, Revenue Bonds Series N 4.00%, due 4/1/45	4,000,000	4,827,000
California Infrastructure & Economic Development Bank, Green Bond, Revenue Bonds
5.00%, due 8/1/37	1,050,000	1,355,802
5.00%, due 8/1/38	1,200,000	1,542,744
California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,365,801
4.00%, due 9/1/34	1,000,000	1,109,810
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds 5.00%, due 6/1/37	2,085,000	2,581,021
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	545,905
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,172,560
Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,145,050
City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,515,938
City of Newark CA, Civic Center Financing Project, Certificates of Participation
3.00%, due 6/1/39	3,550,000	3,738,860
3.00%, due 6/1/40	3,560,000	3,739,709
3.00%, due 6/1/41	650,000	680,712
City of Santa Ana CA, Gas Tax, Revenue Bonds 4.00%, due 1/1/38	1,360,000	1,630,273
Coronado Community Development Successor Agency, Tax Allocation Series A 5.00%, due 9/1/33	555,000	660,578
County of Los Angeles CA, Vermont Corridor County Administration Building, Revenue Bonds Series A 5.00%, due 12/1/38	1,910,000	2,432,729
Del Mar California Race Track Authority, Revenue Bonds 5.00%, due 10/1/30	1,000,000	995,210
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	1,322,779	871,381
Greenfield Redevelopment Agency, Tax Allocation Insured: BAM 4.00%, due 2/1/26	285,000	334,066
Guam Government, Business Privilege Tax, Revenue Bonds Series D 5.00%, due 11/15/27	1,000,000	1,129,550
Hesperia California Community Redevelopment Agency, Tax Allocation Series A, Insured: AGM 3.375%, due 9/1/37	2,000,000	2,206,420
Livermore Valley Water Financing Authority, Revenue Bonds Series A 5.00%, due 7/1/47	3,945,000	4,816,490
Lodi CA, Public Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 9/1/31	1,330,000	1,739,693
Insured: AGM 5.00%, due 9/1/32	1,650,000	2,137,261
Madera Redevelopment Agency, Tax Allocation Series A 5.00%, due 9/1/37	1,180,000	1,466,079
Mesa Water District, Certificates of Participation 4.00%, due 3/15/45	1,450,000	1,758,748
Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,176,660
Mountain View, Shoreline Regional Park Community, Tax Allocation Series A, Insured: AGM 5.00%, due 8/1/36	1,645,000	2,109,729
Orange California Public Facilities Financing Authority, Revenue Bonds 4.00%, due 11/1/50	2,000,000	2,292,680
Orange County Local Transportation Authority, Revenue Bonds 4.00%, due 2/15/38	10,000,000	11,877,900
Pico Rivera Public Financing Authority, Revenue Bonds Insured: NATL-RE 5.25%, due 9/1/34	1,560,000	1,956,755
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,100,000	1,100,022
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 4.50%, due 7/1/34	1,500,000	1,584,645
Series A-1 5.00%, due 7/1/58	12,000,000	12,996,600
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,184,547
Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,000,000	1,128,130
Riverside County Transportation Commission, Sales Tax, Revenue Bonds Series B, Insured: BAM 4.00%, due 6/1/36	5,000,000	5,844,250
Sacramento Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds Series C 5.00%, due 6/1/48	4,860,000	5,443,832
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,150,000	1,200,163
San Diego County Regional Transportation Commission, Revenue Bonds
Series A 5.00%, due 4/1/38	1,000,000	1,329,740
Series A 5.00%, due 4/1/39	1,000,000	1,323,770
Series A 5.00%, due 4/1/40	675,000	889,711
Series A 5.00%, due 4/1/44	2,800,000	3,651,060
San Francisco Bay Area Rapid Transit District, Revenue Bonds Series A 4.00%, due 7/1/36	1,850,000	2,195,561
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,500,512
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds Series K 5.00%, due 3/1/37	1,705,000	2,125,027
San Mateo County Joint Powers Financing Authority, Capital Projects, Revenue Bonds Series A 5.00%, due 7/15/43	3,000,000	3,774,690
South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	822,500
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 4.00%, due 10/1/37	2,500,000	2,891,225
Series A, Insured: BAM 5.00%, due 10/1/32	1,275,000	1,627,117
Series A, Insured: BAM 5.00%, due 10/1/34	1,500,000	1,897,545
Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,555,320
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,761,541
Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	2,977,972
Transbay Joint Powers Authority, Green Bond, Tax Allocation
5.00%, due 10/1/45	1,000,000	1,260,840
5.00%, due 10/1/49	1,200,000	1,508,316
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/25	620,000	592,683
Series A 6.625%, due 10/1/29	300,000	289,746
Series A 6.75%, due 10/1/37	2,450,000	2,360,673
Subseries A 6.00%, due 10/1/39	800,000	736,672
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,306,437
		162,695,824
General Obligation 11.7%
California State, Unlimited General Obligation
5.00%, due 11/1/27	2,380,000	3,156,213
5.00%, due 4/1/28	2,930,000	3,916,033
5.00%, due 8/1/37	2,900,000	3,762,489
City & County of San Francisco CA, Unlimited General Obligation Series R1 4.00%, due 6/15/32	1,000,000	1,245,960
City of Foster City CA, Levee Protection Planning & Improvements Project, Unlimited General Obligation
2.00%, due 8/1/37	1,755,000	1,767,355
2.25%, due 8/1/50	8,000,000	7,961,040
3.00%, due 8/1/45	2,500,000	2,689,125
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	612,395
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC 4.50%, due 7/1/23	330,000	330,356
Series A, Insured: AGC 5.00%, due 7/1/23	270,000	271,682
Series A, Insured: AGM 5.00%, due 7/1/35	2,175,000	2,235,922
Series A, Insured: AGM 5.50%, due 7/1/27	620,000	636,418
Series A-4, Insured: AGM 5.00%, due 7/1/31	410,000	411,595
Series A-4, Insured: AGM 5.25%, due 7/1/30	175,000	176,048
Series C, Insured: AGM 5.25%, due 7/1/26	445,000	454,950
Glendale Community College District, Unlimited General Obligation Series B 3.00%, due 8/1/47	6,500,000	6,922,565
Hartnell Community College District, Unlimited General Obligation
Series A (zero coupon), due 8/1/37	2,500,000	1,383,750
Series B 3.00%, due 8/1/38	375,000	412,170
Series B 3.00%, due 8/1/40	525,000	574,229
Series B 3.00%, due 8/1/45	3,500,000	3,783,815
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	765,349
Long Beach Community College District, Unlimited General Obligation Series C 4.00%, due 8/1/49	3,000,000	3,535,260
Los Angeles Community College District, Unlimited General Obligation
Series I 4.00%, due 8/1/33	2,865,000	3,385,714
Series I 4.00%, due 8/1/34	4,000,000	4,705,760
Los Rios Community College District, Unlimited General Obligation
Series D 4.00%, due 8/1/35	250,000	297,965
Series D 4.00%, due 8/1/39	1,000,000	1,168,590
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation Series B 4.00%, due 8/1/38	1,985,000	2,370,626
North Orange County Community College District, Unlimited General Obligation
Series B 4.00%, due 8/1/32	450,000	573,255
Series B 4.00%, due 8/1/33	300,000	377,520
Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	565,810
Palomar Community College District, Election 2006, Unlimited General Obligation Series B (zero coupon), due 8/1/39 (d)	2,000,000	2,587,160
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	302,043
San Bernardino Community College District, Election 2018, Unlimited General Obligation Series A 4.00%, due 8/1/49	5,675,000	6,515,240
San Diego Community College District, Unlimited General Obligation 4.00%, due 8/1/36	6,000,000	6,960,540
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bonds, Unlimited General Obligation Series B-1 4.00%, due 8/1/37	9,695,000	11,944,628
San Francisco Bay Area Rapid Transit District, Green Bonds, Unlimited General Obligation 3.00%, due 8/1/37	1,505,000	1,696,662
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B 3.00%, due 9/1/38	1,500,000	1,661,715
Series B 3.00%, due 9/1/39	2,250,000	2,480,895
Series B 3.00%, due 9/1/40	2,500,000	2,749,875
Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	1,250,000	1,463,050
Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,300,720
State of California, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	4,122,580
4.00%, due 3/1/36	5,000,000	6,237,750
4.00%, due 3/1/40	3,500,000	4,311,195
4.00%, due 3/1/46	3,000,000	3,639,420
Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,229,256
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	1,139,200
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	1,385,775
		124,177,663
Higher Education 2.8%
California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	2,032,434
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A 5.00%, due 4/1/23	570,000	619,921
Series A 5.00%, due 4/1/24	280,000	312,802
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series B 5.00%, due 10/1/31	525,000	658,969
Series B 5.00%, due 10/1/35	640,000	783,501
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds Series A 5.00%, due 10/1/38	620,000	752,289
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	283,020
5.00%, due 10/1/33	225,000	268,013
5.00%, due 10/1/35	225,000	265,975
5.00%, due 10/1/36	285,000	335,716
5.00%, due 10/1/37	310,000	362,914
California Municipal Finance Authority, Pomona College, Revenue Bonds 4.00%, due 1/1/43	10,000,000	11,784,600
California Municipal Finance Authority, Revenue Bonds Series B 5.00%, due 10/1/54	1,380,000	1,497,811
California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (c)	1,000,000	1,037,340
California State Municipal Finance Authority, National University, Revenue Bonds Series A 5.00%, due 4/1/31	1,000,000	1,258,790
California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	948,174
California State University, Systemwide, Revenue Bonds Series A 4.00%, due 11/1/37	2,375,000	2,725,597
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,053,300
Rio Hondo Community College District, Election 2004, Unlimited General Obligation Series C (zero coupon), due 8/1/42 (d)	2,000,000	2,709,760
		29,690,926
Housing 2.0%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds 5.00%, due 5/1/29	800,000	858,824
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds Insured: BAM 5.00%, due 5/15/29	5,000,000	6,225,650
California Municipal Finance Authority, Claremont Colleges Project, Revenue Bonds Series A-P3 5.00%, due 7/1/40 (c)	1,000,000	1,064,260
California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
Series A 4.00%, due 8/15/42	1,540,000	1,649,063
Series A 5.00%, due 8/15/29	805,000	969,091
Series A 5.00%, due 8/15/31	140,000	166,307
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,436,054
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
Series A 3.00%, due 6/1/29	750,000	704,273
Series A 5.00%, due 6/1/34	375,000	394,088
Series A 5.00%, due 6/1/51	1,750,000	1,779,838
California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45 (c)	400,000	407,556
California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	1,025,000	1,134,152
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/47	3,500,000	3,892,385
		20,681,541
Medical 3.9%
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A 4.00%, due 11/1/36	310,000	371,867
Series A 4.00%, due 11/1/37	500,000	596,940
Series A 4.00%, due 11/1/38	250,000	295,257
California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,137,480
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	1,600,000	1,833,952
5.00%, due 11/15/49	2,500,000	2,965,700
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 5.00%, due 2/1/36	1,035,000	1,250,145
California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds Series A 5.00%, due 11/15/36	3,000,000	3,739,590
California Municipal Finance Authority, Healthright 360, Revenue Bonds Series A 5.00%, due 11/1/39 (c)	1,000,000	1,095,710
California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,102,690
California State Educational Facilities Authority, Sutter Health, Revenue Bonds
Series A 5.00%, due 11/15/34	475,000	568,200
Series A 5.00%, due 11/15/37	5,175,000	6,410,428
Series A 5.00%, due 11/15/38	1,600,000	1,977,344
California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	576,305
California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	829,545
California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds Series C 5.00%, due 6/1/41 (b)	5,000,000	6,778,450
California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A 5.00%, due 2/1/27	1,100,000	1,345,806
Series A 5.00%, due 2/1/37	1,000,000	1,179,010
California Statewide Communities Development Authority, Emanate Health, Revenue Bonds
Series A 4.00%, due 4/1/45	1,000,000	1,167,910
Series A 5.00%, due 4/1/34	1,275,000	1,669,294
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/38	1,500,000	1,790,415
5.00%, due 1/1/48	1,000,000	1,162,680
Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,498,086
		41,342,804
Mello-Roos 0.2%
City of Rocklin CA, Community Facilities District No.10, Special Tax 5.00%, due 9/1/39	1,150,000	1,283,998
Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	611,525
		1,895,523
Multi-Family Housing 0.9%
California Community Housing Agency, Revenue Bonds Series A 5.00%, due 2/1/50 (c)	5,250,000	5,908,403
Federal Home Loan Mortgage Corp., Revenue Bonds Series M-057 2.40%, due 10/15/29	3,000,000	3,293,490
		9,201,893
Nursing Homes 0.3%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	520,380
California Municipal Finance Authority, Asian Community Center, Revenue Bonds Insured: California Mortgage Insurance 5.00%, due 4/1/48	1,545,000	1,838,720
California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured: California Mortgage Insurance 5.375%, due 11/15/44	535,000	602,266
		2,961,366
Pollution 1.0%
South Bayside Waste Management Authority, Green Bond, Shoreway Environment Center, Revenue Bonds
Series A, Insured: AGM 5.00%, due 9/1/32	500,000	665,000
Series A, Insured: AGM 5.00%, due 9/1/39	2,530,000	3,274,174
Series B, Insured: AGM 5.00%, due 9/1/25 (a)	1,515,000	1,859,360
Series B, Insured: AGM 5.00%, due 9/1/27 (a)	1,670,000	2,160,295
Series B, Insured: AGM 5.00%, due 9/1/29 (a)	420,000	567,790
Series B, Insured: AGM 5.00%, due 9/1/30 (a)	715,000	959,623
Series B, Insured: AGM 5.00%, due 9/1/31 (a)	410,000	544,127
		10,030,369
Power 3.2%
California Riverside Electric, Revenue Bonds Series A 5.00%, due 10/1/31	750,000	1,015,635
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/34	1,000,000	1,048,910
Series A 5.00%, due 10/1/40	1,000,000	1,125,540
Los Angeles Department of Water & Power, Revenue Bonds Series C 5.00%, due 7/1/37	2,860,000	3,810,121
Puerto Rico Electric Power Authority, Revenue Bonds
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	642,854
Series UU, Insured: AGC 4.25%, due 7/1/27	460,000	460,184
Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	226,489
Sacramento Municipal Utility District, Revenue Bonds
4.00%, due 8/15/45	7,500,000	9,199,200
Series G 5.00%, due 8/15/37	8,000,000	10,680,320
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/38	600,000	793,014
5.00%, due 1/1/39	500,000	658,940
5.00%, due 1/1/44	3,165,000	4,103,739
		33,764,946
School District 23.8%
Alta Loma School District, Unlimited General Obligation Series B 5.00%, due 8/1/44	3,375,000	4,167,754
Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	929,041
Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	572,030
Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,230,120
Beaumont Unified School District, Unlimited General Obligation Series F 2.50%, due 8/1/46	1,000,000	1,016,130
Brawley Union High School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/44	1,280,000	1,548,301
Cabrillo Unified School District, Election 2018, Unlimited General Obligation Series A 5.00%, due 8/1/45	4,245,000	5,181,235
Campbell Union High School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/38	2,500,000	2,894,125
Central Union High School District, Election 2016, Unlimited General Obligation 5.25%, due 8/1/46	2,000,000	2,451,780
Ceres Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/37	500,000	288,230
Chaffey Joint Union High School District, Unlimited General Obligation Series D 4.00%, due 8/1/49	5,000,000	5,839,000
Chino Valley Unified School District, Limited General Obligation
Series B 3.375%, due 8/1/50	2,050,000	2,266,459
Series B 4.00%, due 8/1/45	1,000,000	1,202,240
Chowchilla Elementary School District, Unlimited General Obligation 5.00%, due 8/1/43	960,000	1,168,013
Compton Unified School District, Unlimited General Obligation Series B, Insured: BAM 3.00%, due 6/1/49	3,125,000	3,305,344
Corona-Norco Unified School District, Unlimited General Obligation Series C 4.00%, due 8/1/49	935,000	1,091,893
Cuyama Joint Unified School District, Unlimited General Obligation Series B, Insured: MAC 5.25%, due 8/1/48	500,000	610,365
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM 3.00%, due 8/1/38	4,190,000	4,530,228
Insured: BAM 3.00%, due 8/1/41	4,695,000	5,018,955
Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/41	4,260,000	2,435,399
Dublin Unified School District, Green Bond, Unlimited General Obligation Series C 3.00%, due 8/1/41	3,000,000	3,336,810
El Monte Union High School District, Unlimited General Obligation Series A 4.00%, due 6/1/38	1,195,000	1,395,390
El Rancho Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	2,745,000	3,370,997
Enterprise Elementary School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/49	4,130,000	4,943,073
Etiwanda School District, Election of 2016, Unlimited General Obligation Series A 4.00%, due 8/1/49	2,000,000	2,346,480
Eureka City Schools, Unlimited General Obligation Insured: BAM 4.00%, due 8/1/49	3,500,000	4,064,655
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation Series A 5.25%, due 10/1/35	4,710,000	5,734,378
Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,596,549
Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,752,300
Holtville Unified School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/44	1,240,000	1,565,227
Huntington Beach School District, Unlimited General Obligation
Series B 4.00%, due 8/1/44	1,525,000	1,759,530
Series B 4.00%, due 8/1/48	1,500,000	1,724,100
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/25	250,000	305,895
Series B, Insured: BAM 5.00%, due 8/1/35	800,000	978,512
Inglewood Unified School District, Unlimited General Obligation
Series C, Insured: BAM 5.00%, due 8/1/32	400,000	500,060
Series C, Insured: BAM 5.00%, due 8/1/34	585,000	726,459
Jefferson Union High School District, Unlimited General Obligation Series A 4.00%, due 8/1/45	1,250,000	1,453,200
Jurupa Unified School District, Unlimited General Obligation
Series B 5.00%, due 8/1/33	1,555,000	1,986,155
Series B 5.00%, due 8/1/37	1,000,000	1,257,010
Series C 4.00%, due 8/1/43	1,675,000	1,983,217
Series C 5.25%, due 8/1/43	2,000,000	2,601,980
Kerman CA Unified School District, Election 2016, Unlimited General Obligation Insured: BAM 5.25%, due 8/1/46	1,755,000	2,155,228
Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	712,897
Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,400,860
Livermore Valley Joint Unified School District, Unlimited General Obligation 3.00%, due 8/1/40	2,890,000	3,083,052
Lodi Unified School District, Election of 2016, Unlimited General Obligation
Series 2020 3.00%, due 8/1/43	3,475,000	3,650,314
Series 2020 4.00%, due 8/1/38	2,830,000	3,314,326
Series 2020 4.00%, due 8/1/39	1,300,000	1,519,167
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/32	3,985,000	4,997,549
Series A 5.00%, due 8/1/33	2,825,000	3,527,747
Long Beach Unified School District, Unlimited General Obligation Series A 4.00%, due 8/1/43	6,500,000	7,409,025
Los Angeles Unified School District, Election of 2005, Unlimited General Obligation Series M-1 5.25%, due 7/1/42	2,990,000	3,788,629
Los Angeles Unified School District, Unlimited General Obligation Series A 5.00%, due 7/1/25	1,250,000	1,542,462
Lucia Mar Unified School District, Unlimited General Obligation
Series C 3.00%, due 8/1/47	7,000,000	7,478,660
Series C 4.00%, due 8/1/49	1,500,000	1,778,070
Manteca Unified School District, Unlimited General Obligation
Series C 2.25%, due 8/1/42	2,925,000	2,925,292
Series C 4.00%, due 8/1/45	2,000,000	2,350,300
Marysville Joint Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/35	1,500,000	970,845
Insured: AGM (zero coupon), due 8/1/36	2,000,000	1,232,160
Insured: AGM (zero coupon), due 8/1/37	2,000,000	1,175,080
Moraga Elementary School District, Unlimited General Obligation Series B 3.00%, due 8/1/44	1,335,000	1,430,306
Moreno Valley Unified School District, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 8/1/47	3,250,000	4,070,560
Mountain View-Whisman School District, Unlimited General Obligation
Series A 3.00%, due 9/1/34	505,000	579,811
Series A 3.00%, due 9/1/36	750,000	851,482
Series A 3.00%, due 9/1/40	1,160,000	1,294,351
Napa Valley Unified School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/44	10,000,000	11,332,700
Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45 (d)	1,250,000	1,342,337
Newport Mesa Unified School District, Capital Appreciation, Election 2005, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/30	4,000,000	3,551,720
Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,821
Oxnard Union High School District, Unlimited General Obligation
Series A 4.00%, due 8/1/38	1,000,000	1,153,900
Series B 4.00%, due 8/1/42	1,500,000	1,780,260
Perris Union High School District, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 9/1/38	3,550,000	4,232,949
Redwood City School District, Election 2015, Unlimited General Obligation 5.25%, due 8/1/44	2,000,000	2,570,760
Redwood City School District, Unlimited General Obligation Series C 4.00%, due 8/1/44	1,800,000	2,143,098
Riverside Unified School District, Election 2016, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/42	1,700,000	1,978,800
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 8/1/35	435,000	512,378
Series A, Insured: AGM 4.00%, due 8/1/36	500,000	586,255
Series A, Insured: AGM 4.00%, due 8/1/37	500,000	584,770
Series A, Insured: AGM 4.00%, due 8/1/40	2,070,000	2,394,700
Series A, Insured: AGM 5.00%, due 8/1/44	1,720,000	2,104,798
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	785,666
San Diego Unified School District, Election 2012, Unlimited General Obligation Series I 4.00%, due 7/1/34	1,000,000	1,196,850
San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,245,120
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/35	500,000	641,415
Series B, Insured: BAM 5.00%, due 8/1/36	1,955,000	2,498,783
San Lorenzo Valley Unified School District, Unlimited General Obligation
Series A 4.00%, due 8/1/45	1,000,000	1,175,150
Series A 5.00%, due 8/1/50	1,705,000	2,145,180
San Mateo Union High School District, Unlimited General Obligation Series A 2.25%, due 9/1/42	2,000,000	2,024,980
San Rafael CA, Elementary School District, Unlimited General Obligation Series C 4.00%, due 8/1/47	1,720,000	1,978,619
San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	833,850
Sanger Unified School District, Unlimited General Obligation Series B, Insured: BAM 3.00%, due 8/1/45	500,000	537,485
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A (zero coupon), due 8/1/36 (d)	1,000,000	1,427,310
Series B 5.00%, due 8/1/38	1,000,000	1,143,100
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation Series A 4.00%, due 8/1/39	1,015,000	1,194,980
Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,712,106
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,310,074
5.25%, due 8/1/43	1,000,000	1,254,280
Simi Valley Unified School District, Unlimited General Obligation
Series B 4.00%, due 8/1/33	175,000	211,162
Series B 4.00%, due 8/1/38	370,000	433,322
Series B 4.00%, due 8/1/39	350,000	409,007
Series B 4.00%, due 8/1/40	1,455,000	1,696,821
Series B 5.00%, due 8/1/42	1,375,000	1,713,057
Series B 5.00%, due 8/1/44	1,200,000	1,489,068
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/44	1,000,000	1,213,410
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	565,397
4.00%, due 8/1/34	515,000	603,250
4.00%, due 8/1/35	545,000	635,110
Vacaville Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/31	490,000	586,339
Series C 4.00%, due 8/1/32	555,000	659,340
Series C 4.00%, due 8/1/33	625,000	736,194
Series C 5.00%, due 8/1/39	500,000	613,195
Series C 5.00%, due 8/1/40	1,225,000	1,500,735
Series C 5.00%, due 8/1/41	1,350,000	1,651,239
Series C 5.00%, due 8/1/42	1,000,000	1,221,200
Series D 4.00%, due 8/1/30	200,000	253,820
Series D 4.00%, due 8/1/36	300,000	362,532
Series D 4.00%, due 8/1/37	300,000	360,234
Series D 4.00%, due 8/1/38	500,000	597,135
Series D 4.00%, due 8/1/40	500,000	593,060
Series D 4.00%, due 8/1/45	2,050,000	2,404,035
West Contra Costa Unified School District, Unlimited General Obligation
Series D 4.00%, due 8/1/38	1,500,000	1,749,465
Series E 4.00%, due 8/1/38	1,500,000	1,749,465
Series E, Insured: AGM 3.00%, due 8/1/35	855,000	951,128
Series E, Insured: AGM 3.00%, due 8/1/36	1,000,000	1,107,250
Series E, Insured: AGM 3.00%, due 8/1/37	750,000	827,490
Series E, Insured: AGM 3.00%, due 8/1/38	675,000	735,858
Series E, Insured: AGM 3.00%, due 8/1/39	700,000	760,781
Series E, Insured: AGM 3.00%, due 8/1/40	650,000	701,369
Series E, Insured: AGM 3.00%, due 8/1/45	4,000,000	4,255,480
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	874,150
		252,966,084
Tobacco Settlement 2.0%
California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/47	1,275,000	1,275,191
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	550,000	550,506
5.25%, due 6/1/46	1,165,000	1,165,012
Series A 4.00%, due 6/1/34	300,000	361,281
Series A 4.00%, due 6/1/35	500,000	599,140
Series A 4.00%, due 6/1/36	300,000	357,450
Series A 4.00%, due 6/1/37	275,000	326,472
Series A 4.00%, due 6/1/38	275,000	325,449
Series A 4.00%, due 6/1/39	350,000	412,891
Series A 4.00%, due 6/1/40	500,000	588,215
Series A 4.00%, due 6/1/49	1,500,000	1,687,935
Series A 5.125%, due 6/1/38	1,230,000	1,231,131
Series B-2 (zero coupon), due 6/1/55	3,500,000	612,045
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	1,426,400
Children's Trust Fund, Asset-Backed, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	223,305
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37 (d)	2,500,000	2,584,100
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,025,113
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	820,000	820,230
Series A-1 5.50%, due 6/1/45	2,585,000	2,585,724
Tobacco Securitization Authority of Southern California, Revenue Bonds Series A, Class 1 5.00%, due 6/1/48	2,400,000	2,912,712
		21,070,302
Transportation 3.0%
Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,108,170
City of Long Beach Harbor, Revenue Bonds
Series A 5.00%, due 5/15/36	1,000,000	1,286,920
Series A 5.00%, due 5/15/37	1,000,000	1,282,800
Series A 5.00%, due 5/15/38	2,000,000	2,558,300
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	570,605
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A 5.00%, due 10/1/32	500,000	614,840
Series A 5.00%, due 10/1/33	500,000	606,990
Series A 5.00%, due 10/1/34	500,000	605,310
Series A 5.00%, due 10/1/35	350,000	421,967
Series A 5.00%, due 10/1/44	4,035,000	4,555,555
Port of Oakland, Revenue Bonds (a)
Series D 5.00%, due 11/1/28	2,250,000	2,768,580
Series D 5.00%, due 11/1/29	1,850,000	2,267,490
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC 5.50%, due 7/1/26	460,000	502,453
Series D, Insured: AGM 5.00%, due 7/1/32	1,205,000	1,212,110
Series G, Insured: AGC 5.00%, due 7/1/42	40,000	40,011
Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	654,426
San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,682,610
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	4,000,000	4,450,560
Series B 5.25%, due 1/15/49	500,000	554,190
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Senior Lien-Series A 5.00%, due 1/15/50	500,000	553,925
Series A 5.00%, due 1/15/44	3,500,000	3,895,045
		32,192,857
Utilities 1.4%
California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,088,940
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,211,551
5.50%, due 7/1/43	3,500,000	3,849,090
Imperial Irrigation District Electric, Revenue Bonds
Series B-2 5.00%, due 11/1/41	5,475,000	6,756,697
Series C 5.00%, due 11/1/37	1,000,000	1,225,230
Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,020,110
		15,151,618
Water 6.6%
City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	615,175
City of Oxnard Wastewater, Revenue Bonds
Insured: BAM 4.00%, due 6/1/32	1,920,000	2,259,686
Insured: BAM 4.00%, due 6/1/34	2,080,000	2,427,963
Insured: BAM 5.00%, due 6/1/30	1,340,000	1,699,656
City of Oxnard Water Revenue, Revenue Bonds Insured: BAM 5.00%, due 6/1/35	1,125,000	1,395,135
City of Santa Cruz CA, Water Revenue, Green Bond, Revenue Bonds 5.00%, due 3/1/49	2,000,000	2,594,700
City of Vernon CA, Water System, Revenue Bonds
Series A, Insured: AGM 3.375%, due 8/1/40	650,000	716,443
Series A, Insured: AGM 3.50%, due 8/1/45	725,000	796,050
Series A, Insured: AGM 5.00%, due 8/1/30	985,000	1,350,543
Series A, Insured: AGM 5.00%, due 8/1/35	1,000,000	1,333,760
Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,814,050
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A 6.00%, due 7/1/44	1,000,000	1,018,750
Contra Costa Water District, Water Revenue, Revenue Bonds Series V 5.00%, due 10/1/44	6,000,000	7,947,900
Culver City Wastewater Facilities, Revenue Bonds Series A 4.00%, due 9/1/44	1,690,000	2,006,706
Eastern Municipal Water District Financing Authority, Revenue Bonds
Series A 4.00%, due 7/1/37	1,700,000	2,149,089
Series A 4.00%, due 7/1/38	1,500,000	1,886,970
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 5.00%, due 7/1/45	2,850,000	3,446,448
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	5,290,000	6,050,120
Series A 5.00%, due 1/1/50	2,500,000	3,088,450
Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds Series A 4.00%, due 10/1/33	1,000,000	1,157,050
Los Angeles Department of Water & Power, Revenue Bonds Series A 5.00%, due 7/1/35	1,500,000	1,889,265
Moulton-Niguel Water District, Revenue Bonds 5.00%, due 9/1/39	3,685,000	4,792,122
Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,143,380
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A 5.00%, due 7/1/33	355,000	366,094
Series A 5.50%, due 7/1/28	1,500,000	1,591,875
Series A, Insured: AGC 5.00%, due 7/1/28	100,000	100,623
Rancho Water District Financing Authority, Revenue Bonds Series A 4.00%, due 8/1/37	2,750,000	3,435,465
San Joaquin Area Flood Control Agency, Special Assessment
Insured: AGM 3.00%, due 10/1/32	660,000	707,507
Insured: AGM 3.00%, due 10/1/34	700,000	742,742
Insured: AGM 3.25%, due 10/1/40	2,000,000	2,121,780
Insured: AGM 3.375%, due 10/1/45	1,250,000	1,325,150
Insured: AGM 3.375%, due 10/1/50	1,000,000	1,052,850
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,381,724
Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	592,225
Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	591,980
West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	349,818
		69,939,244
Total Long-Term Municipal Bonds (Cost $890,686,813)		955,686,371

Short-Term Municipal Notes 0.1%
Water 0.1%
Metropolitan Water District of Southern California, Revenue Bonds (e)
Series A 0.14%, due 7/1/47	800,000	800,000
Series A-2 0.13%, due 7/1/37	560,000	560,000

Total Short-Term Municipal Notes (Cost $1,360,000)		1,360,000
Total Municipal Bonds (Cost $892,046,813)		957,046,371

Unaffiliated Investment Company 1.4%
Invesco California Value Municipal Income Trust 1.151%, due 12/1/22 (c)	15,000,000	15,000,000

Total Unaffiliated Investment Company (Cost $15,000,000)		15,000,000

Total Investments (Cost $907,046,813)	91.6%	972,046,371
Other Assets, Less Liabilities	8.4	89,291,103
Net Assets	100.0%	$1,061,337,474

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(e)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(220)	September 2020	$(30,494,276)	$(30,817,188)	$(322,912)

1.	As of July 31, 2020, cash in the amount of $341,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CHF	—Collegiate Housing Foundation
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$955,686,371	$—	$955,686,371
Short-Term Municipal Notes	—	1,360,000	—	1,360,000
Total Municipal Bonds	—	957,046,371	—	957,046,371
Unaffiliated Investment Company	—	15,000,000	—	15,000,000
Total Investments in Securities	$—	$972,046,371	—	$972,046,371

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(322,912)	$—	$—	$(322,912)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Growth Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.0% †
Aerospace & Defense 1.3%
Lockheed Martin Corp.	22,847	$8,658,328
Northrop Grumman Corp.	5,942	1,931,209
		10,589,537
Air Freight & Logistics 0.1%
XPO Logistics, Inc. (a)	12,567	942,776

Automobiles 1.9%
Tesla, Inc. (a)	10,469	14,978,626

Beverages 0.5%
Coca-Cola Co.	26,229	1,239,058
PepsiCo., Inc.	20,910	2,878,471
		4,117,529
Biotechnology 6.6%
AbbVie, Inc.	125,428	11,904,371
Alexion Pharmaceuticals, Inc. (a)	18,153	1,860,501
Alkermes PLC (a)	107,142	1,929,627
Amgen, Inc.	41,147	10,067,437
Biogen, Inc. (a)	17,599	4,834,269
Exelixis, Inc. (a)	173,471	4,005,445
Gilead Sciences, Inc.	42,433	2,950,367
Incyte Corp. (a)	47,305	4,671,842
Moderna, Inc. (a)	13,577	1,006,056
Regeneron Pharmaceuticals, Inc. (a)	11,267	7,121,533
United Therapeutics Corp. (a)	16,694	1,860,880
Vertex Pharmaceuticals, Inc. (a)	565	153,680
		52,366,008
Capital Markets 0.7%
LPL Financial Holdings, Inc.	51,212	4,046,772
Moody's Corp.	3,841	1,080,473
S&P Global, Inc.	999	349,900
		5,477,145
Electronic Equipment, Instruments & Components 0.5%
Jabil, Inc.	125,108	4,361,265

Entertainment 1.8%
Activision Blizzard, Inc.	25,454	2,103,264
Electronic Arts, Inc. (a)	27,896	3,950,632
Lions Gate Entertainment Corp., Class B (a)	148,903	1,058,700
Netflix, Inc. (a)	12,765	6,240,553
Roku, Inc. (a)	5,140	796,135
		14,149,284
Equity Real Estate Investment Trusts 2.1%
American Tower Corp.	20,736	5,420,183
Equinix, Inc.	8,187	6,430,725
SBA Communications Corp.	14,389	4,482,749
		16,333,657
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	6,293	2,048,560
Kroger Co.	26,147	909,654
Sprouts Farmers Market, Inc. (a)	149,394	3,941,014
		6,899,228
Health Care Equipment & Supplies 0.6%
West Pharmaceutical Services, Inc.	16,419	4,414,577

Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	43,265	4,334,720
Anthem, Inc.	18,554	5,080,085
Cardinal Health, Inc.	91,029	4,972,004
DaVita, Inc. (a)	19,359	1,691,783
Humana, Inc.	13,189	5,176,023
McKesson Corp.	32,255	4,843,411
UnitedHealth Group, Inc.	53,477	16,191,766
		42,289,792
Health Care Technology 0.3%
Cerner Corp.	12,813	889,863
Veeva Systems, Inc., Class A (a)	6,747	1,785,054
		2,674,917
Hotels, Restaurants & Leisure 0.6%
Domino's Pizza, Inc.	12,679	4,901,828

Household Products 0.3%
Procter & Gamble Co.	21,122	2,769,517

Interactive Media & Services 8.8%
Alphabet, Inc. (a)
Class A	10,785	16,047,541
Class C	12,857	19,066,416
Facebook, Inc., Class A (a)	138,546	35,144,964
		70,258,921
Internet & Direct Marketing Retail 10.9%
Amazon.com, Inc. (a)	20,532	64,977,210
Booking Holdings, Inc. (a)	4,291	7,132,200
eBay, Inc.	113,216	6,258,581
Etsy, Inc. (a)	28,819	3,411,593
Qurate Retail, Inc., Series A (a)	443,464	4,838,192
		86,617,776
IT Services 8.2%
Accenture PLC, Class A	13,005	2,923,264
Akamai Technologies, Inc. (a)	46,203	5,195,065
Booz Allen Hamilton Holding Corp.	14,872	1,215,935
CACI International, Inc., Class A (a)	538	111,807
DXC Technology Co.	128,567	2,302,635
GoDaddy, Inc., Class A (a)	60,098	4,223,687
Leidos Holdings, Inc.	43,211	4,111,959
Mastercard, Inc., Class A	50,924	15,711,582
PayPal Holdings, Inc. (a)	61,171	11,993,798
Twilio, Inc., Class A (a)	5,405	1,499,455
Visa, Inc., Class A	85,483	16,275,963
		65,565,150
Life Sciences Tools & Services 1.8%
Bruker Corp.	8,153	363,787
Charles River Laboratories International, Inc. (a)	20,982	4,175,208
IQVIA Holdings, Inc. (a)	33,055	5,235,581
PRA Health Sciences, Inc. (a)	41,839	4,458,364
Thermo Fisher Scientific, Inc.	300	124,185
		14,357,125
Media 1.5%
Altice U.S.A., Inc., Class A (a)	135,866	3,667,023
Charter Communications, Inc., Class A (a)	14,254	8,267,320
		11,934,343
Multiline Retail 0.8%
Dollar General Corp.	33,973	6,468,459

Oil, Gas & Consumable Fuels 0.2%
HollyFrontier Corp.	48,061	1,321,678

Personal Products 0.4%
Herbalife Nutrition, Ltd. (a)	47,022	2,409,407
Nu Skin Enterprises, Inc., Class A	10,781	483,528
		2,892,935
Pharmaceuticals 0.9%
Eli Lilly & Co.	17,698	2,659,833
Merck & Co., Inc.	59,592	4,781,662
		7,441,495
Professional Services 0.6%
CoreLogic, Inc.	16,060	1,094,649
ManpowerGroup, Inc.	58,753	4,041,619
		5,136,268
Road & Rail 1.0%
Old Dominion Freight Line, Inc.	24,739	4,522,784
Schneider National, Inc., Class B	77,970	1,959,386
Union Pacific Corp.	10,543	1,827,629
		8,309,799
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc. (a)	16,877	1,306,786
Applied Materials, Inc.	99,645	6,410,163
Broadcom, Inc.	31,904	10,105,592
Inphi Corp. (a)	7,643	998,634
KLA Corp.	28,750	5,745,113
Lam Research Corp.	10,629	4,008,834
NVIDIA Corp.	40,626	17,249,393
QUALCOMM, Inc.	102,305	10,804,431
SolarEdge Technologies, Inc. (a)	2,134	373,663
		57,002,609
Software 20.3%
Adobe, Inc. (a)	28,948	12,862,175
Alteryx, Inc., Class A (a)	2,658	466,452
Anaplan, Inc. (a)	6,565	298,117
Atlassian Corp. PLC, Class A (a)	29,162	5,151,467
Autodesk, Inc. (a)	24,441	5,778,586
CDK Global, Inc.	85,879	3,904,059
Coupa Software, Inc. (a)	3,351	1,026,914
Dropbox, Inc., Class A (a)	189,756	4,316,949
Fair Isaac Corp. (a)	11,026	4,842,509
Fortinet, Inc. (a)	36,281	5,017,662
Intuit, Inc.	17,202	5,270,177
Microsoft Corp.	363,110	74,441,181
Oracle Corp.	15,288	847,720
Palo Alto Networks, Inc. (a)	22,535	5,767,157
Proofpoint, Inc. (a)	39,958	4,621,942
RingCentral, Inc., Class A (a)	3,861	1,120,733
salesforce.com, Inc. (a)	40,634	7,917,535
ServiceNow, Inc. (a)	19,674	8,640,821
SS&C Technologies Holdings, Inc.	31,656	1,820,220
Synopsys, Inc. (a)	7,279	1,450,122
Workday, Inc., Class A (a)	10,400	1,881,568
Zendesk, Inc. (a)	5,735	522,745
Zoom Video Communications, Inc., Class A (a)	15,376	3,904,120
		161,870,931
Specialty Retail 3.0%
AutoZone, Inc. (a)	2,861	3,454,429
Best Buy Co., Inc.	50,656	5,044,831
Home Depot, Inc.	10,865	2,884,549
Lowe's Cos., Inc.	7,909	1,177,729
O'Reilly Automotive, Inc. (a)	13,291	6,344,858
Tractor Supply Co.	37,010	5,282,807
		24,189,203
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc.	179,137	76,140,391

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	20,444	1,995,539

Total Common Stocks (Cost $449,078,242)		788,768,308

Exchange-Traded Fund 1.1%
iShares Russell 1000 Growth ETF	43,207	8,938,664

Total Exchange-Traded Fund (Cost $7,654,321)		8,938,664

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.05% (b)	10,788	10,788

Total Short-Term Investment (Cost $10,788)		10,788

Total Investments (Cost $456,743,351)	100.1%	797,717,760
Other Assets, Less Liabilities	(0.1)	(923,482)
Net Assets	100.0%	$796,794,278

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2020.

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$788,768,308	$—	$—	$788,768,308
Exchange-Traded Fund	8,938,664	—	—	8,938,664
Short-Term Investment
Affiliated Investment Company	10,788	—	—	10,788
Total Investments in Securities	$797,717,760	$—	$—	$797,717,760

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 91.8% †
Long-Term Municipal Bonds 86.6%
Alabama 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,269,638
County of Jefferson AL, Sewer, Revenue Bonds
Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,445,791
Series D 6.00%, due 10/1/42	2,500,000	2,884,350
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A 4.00%, due 12/1/33	400,000	451,384
Series A 4.00%, due 12/1/35	1,000,000	1,120,040
Series A 4.00%, due 12/1/36	615,000	686,156
Series A 4.00%, due 12/1/37	650,000	722,930
Series A 4.00%, due 12/1/39	1,760,000	1,946,507
Series A 4.00%, due 12/1/41	2,750,000	3,024,092
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,347,360
Prichard Water Works & Sewer Board, Revenue Bonds 4.00%, due 11/1/49	3,000,000	3,321,060
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A 4.50%, due 5/1/32	5,000,000	5,500,050
Series A 5.25%, due 5/1/44	14,000,000	15,629,460
		55,348,818
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A 4.00%, due 10/1/44	10,000,000	11,221,600
Series A 4.00%, due 10/1/49	6,140,000	6,845,118
Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	24,160,000	24,166,281
		42,232,999
Arizona 1.2%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,300,300
Arizona Industrial Development Authority, Revenue Bonds Series B 5.00%, due 3/1/37 (a)	3,280,000	3,461,679
Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,315,768
6.00%, due 7/1/47	4,785,000	5,139,329
Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds Series A 5.375%, due 7/1/50 (a)	1,500,000	1,611,600
Arizona Industrial Development Authority, Eastern Michigan University Parking Project, Revenue Bonds 5.00%, due 5/1/51	1,000,000	1,022,470
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM 4.00%, due 6/1/44	2,500,000	2,770,525
Series A, Insured: BAM 5.00%, due 6/1/58	3,000,000	3,548,190
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A 4.00%, due 10/1/49	1,000,000	1,021,260
Series A 5.00%, due 10/1/45	1,875,000	2,105,513
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,614,395
Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (a)
Series A 5.00%, due 7/1/35	1,700,000	1,810,874
5.00%, due 7/1/45	1,000,000	1,048,670
Series A 5.00%, due 7/1/46	4,120,000	4,318,666
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds
Series A 5.00%, due 7/1/37	1,000,000	1,079,150
Series A 5.00%, due 7/1/59	2,200,000	2,331,274
Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,053,960
Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,241,713
Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds 5.625%, due 6/15/45 (a)	3,985,000	4,157,431
Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,815,000	1,870,866
Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	521,950
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,091,020
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A 3.60%, due 2/1/40	14,400,000	15,764,544
Series B 3.60%, due 4/1/40	9,000,000	9,848,790
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	895,000	895,456
Pinal County Industrial Development Authority, Environmental Facilities, Revenue Bonds 7.25%, due 10/1/33 (a)(b)	3,300,000	2,680,359
		86,625,752
Arkansas 0.2%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds 4.00%, due 12/1/44	650,000	733,311
Arkansas Development Finance Authority, Revenue Bonds
Series C 5.00%, due 2/1/33	1,425,000	1,605,106
Series C 5.00%, due 2/1/35	1,170,000	1,312,576
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds 4.00%, due 2/1/42	6,725,000	7,450,560
		11,101,553
California 8.0%
Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	2,337,136
Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,108,698
Bassett Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	1,224,711
Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	1,153,400
California Community Housing Agency, Revenue Bonds Series A 5.00%, due 2/1/50 (a)	17,500,000	19,694,675
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	4,225,000	4,228,887
Series A 5.125%, due 6/1/38	5,245,000	5,249,825
5.25%, due 6/1/46	3,275,000	3,275,033
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A 5.375%, due 11/1/40	3,000,000	3,182,940
Series A 5.50%, due 11/1/45	6,000,000	6,360,240
California Municipal Finance Authority, CHF Davis 1 LLC, Revenue Bonds 5.00%, due 5/15/48	20,000,000	22,729,200
California Municipal Finance Authority, Healthright 360, Revenue Bonds Series A 5.00%, due 11/1/49 (a)	2,000,000	2,147,640
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Insured: AGM 3.25%, due 12/31/32	5,965,000	6,366,027
Series A 5.00%, due 12/31/43	36,000,000	41,906,160
Series B 5.00%, due 6/1/48	3,000,000	3,470,310
California Municipal Finance Authority, NorthBay Healthcare, Revenue Bonds Series A 5.00%, due 11/1/47	5,515,000	6,061,923
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (a)	2,665,000	2,782,527
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,553,807
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,058,610
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds Series B 4.00%, due 7/15/29 (b)	14,000,000	14,073,080
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/51	20,000,000	22,685,200
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,100,120
5.00%, due 8/1/48	2,675,000	2,776,222
California School Finance Authority, High Tech High Learning Project, Revenue Bonds Series A 5.00%, due 7/1/49 (a)	3,000,000	3,349,980
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A 6.375%, due 11/1/43	3,535,000	3,859,548
7.50%, due 11/1/41	1,000,000	1,089,560
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A 5.00%, due 6/1/36	2,250,000	2,319,728
Series A 5.00%, due 6/1/46	2,000,000	2,029,120
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	719,386
5.875%, due 11/1/43	435,000	458,186
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A 5.00%, due 12/1/41 (a)	1,700,000	1,874,760
Series A 5.00%, due 12/1/46 (a)	4,545,000	4,978,502
Series A 5.25%, due 12/1/56 (a)	20,000,000	21,760,400
5.50%, due 12/1/54	3,800,000	4,109,396
Series A 5.50%, due 12/1/58 (a)	24,275,000	27,040,165
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,361,504
5.00%, due 1/1/43	7,500,000	8,815,875
California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,750,975
California Statewide Communities Development Authority, Stars Citrus, Certificates of Participation Insured: NATL-RE 0.463%, due 4/1/28 (c)	200,000	200,000
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/50	2,000,000	2,220,360
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	9,178,884
Cathedral City Public Financing Authority, Tax Allocation
Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	898,517
Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	1,001,151
City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,509,037
Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,498,269
Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,628,553
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/38	10,000,000	4,076,100
Series C (zero coupon), due 8/1/39	17,900,000	6,866,798
Series C (zero coupon), due 8/1/43	16,000,000	4,836,320
Series C (zero coupon), due 8/1/44	8,000,000	2,284,880
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Subseries B-2 3.50%, due 1/15/53 (d)	13,715,000	14,473,302
Series C 6.50%, due 1/15/43	5,000,000	5,706,050
Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,515,500
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37 (d)	20,365,000	21,050,079
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B (zero coupon), due 6/1/47	625,000,000	131,362,500
Series A-1 3.50%, due 6/1/36	7,575,000	7,682,716
Series A-2 5.00%, due 6/1/47	24,210,000	24,748,430
Series A-1 5.25%, due 6/1/47	4,000,000	4,103,760
Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,828,169
Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (a)	30,000,000	1,628,700
Mendocino-Lake Community College District, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,218,860
Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,618,484
Rohnerville School District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	569,070
Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	484,700
San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
Series C (zero coupon), due 8/1/37	5,015,000	2,032,479
Series C (zero coupon), due 8/1/38	2,000,000	758,300
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	449,329
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	16,500,000	18,358,560
Series B 5.25%, due 1/15/49	4,220,000	4,677,364
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	20,107,477
Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	10,764,500
Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,771,966
Stockton Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	5,675,000
Series B (zero coupon), due 6/1/50	16,260,000	2,607,291
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	2,470,000	2,470,692
Series A-1 5.50%, due 6/1/45	5,100,000	5,101,428
Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series B-2, Class A (zero coupon), due 6/1/54	19,000,000	3,211,380
Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	520,995
Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,373,400
		606,112,806
Colorado 3.1%
Arista Metropolitan District, Limited General Obligation Series A 5.125%, due 12/1/48	3,500,000	3,586,310
Arkansas River Power Authority, Revenue Bonds Series A 5.00%, due 10/1/43	14,675,000	16,057,678
Belleview Station Metropolitan District No. 2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,404,664
Broadway Station Metropolitan District No. 2, Unlimited General Obligation Series A 5.125%, due 12/1/48	3,000,000	3,029,340
Central Platte Valley Metropolitan District, Unlimited General Obligation Series A 5.375%, due 12/1/33	1,500,000	1,604,985
City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,100,000	7,174,266
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2 3.25%, due 8/1/49	12,000,000	12,167,040
Series A 4.00%, due 8/1/44	20,195,000	22,612,947
Series A 4.00%, due 8/1/49	5,905,000	6,568,250
Series A-2 5.00%, due 8/1/44	12,000,000	14,635,080
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
5.00%, due 12/1/35	3,500,000	3,776,185
Series A 5.00%, due 12/1/48	7,500,000	8,195,175
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,288,660
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,423,454
Copper Ridge Metropolitan District, Revenue Bonds 5.00%, due 12/1/39	4,250,000	4,066,953
Copperleaf Metropolitan District No. 4, Limited General Obligation Series A 5.00%, due 12/1/49	1,500,000	1,513,515
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificates of Participation 5.00%, due 12/1/48	1,755,000	2,012,178
Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,577,250
Dominion Water & Sanitation District, Revenue Bonds
Senior Lien 5.75%, due 12/1/36	9,935,000	10,378,002
6.00%, due 12/1/46	980,000	1,024,492
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,937,850
Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	234,641
Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	4,272,095
Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	499,241
Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	898,849
Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,989,907
Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	430,565
Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,303,357
Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	612,881
Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	243,173
(zero coupon), due 9/1/40	5,250,000	3,276,945
(zero coupon), due 9/1/41	3,925,000	2,398,057
Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,812,035
Fruita Co. Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds Series A 5.50%, due 1/1/48 (a)	10,000,000	10,910,800
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation Series A 5.875%, due 12/1/50	1,325,000	1,335,083
Jefferson Center Metropolitan District No. 1, Revenue Bonds Series B 5.75%, due 12/15/50	3,000,000	2,960,880
Karl's Farm Metropolitan District No. 2, Limited General Obligation Series A 5.625%, due 12/1/50 (a)	1,285,000	1,305,239
Mayfield Metropolitan District, Limited General Obligation Series A 5.75%, due 12/1/50	1,190,000	1,248,691
Mirabelle Metropolitan District No. 2, Limited General Obligation Series A 5.00%, due 12/1/49	1,250,000	1,258,575
Park Creek Metropolitan District, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/39	4,055,000	4,761,989
Series A, Insured: AGM 4.00%, due 12/1/46	21,450,000	24,685,089
Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,622,560
Raindance Metropolitan District No. 2, Limited General Obligation Series A 5.00%, due 12/1/49	2,500,000	2,510,475
Raindance Metropolitan District No. 2, Non-Potable Wat Enterprise Revenue Bonds Series 2020 5.25%, due 12/1/50	1,500,000	1,503,885
Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,125,893
Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,540,425
Villages at Castle Rock CO, Metropolitan District No. 6, Cobblestone Ranch Project, Limited General Obligation Series 2 (zero coupon), due 12/1/37	40,000,000	11,413,200
		232,188,804
Connecticut 0.7%
City of Hartford CT, Unlimited General Obligation
Series B 5.00%, due 4/1/26	60,000	66,398
Series B 5.00%, due 4/1/27	500,000	552,020
Series B 5.00%, due 4/1/30	640,000	703,290
Series B 5.00%, due 4/1/33	100,000	109,213
Connecticut Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds Series G-1 5.00%, due 7/1/50 (a)	1,750,000	1,879,797
Connecticut Health & Educational Facilities Authority, Mary Wade Home Issue, Revenue Bonds (a)
Series A-1 4.50%, due 10/1/34	2,350,000	2,351,457
Series A-1 5.00%, due 10/1/39	1,000,000	1,020,070
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds (a)
Series B-1 3.25%, due 1/1/27	750,000	752,925
Series A 5.00%, due 1/1/30	500,000	547,535
Connecticut State Health & Educational Facilities Authority, University of Hartford Issue, Revenue Bonds
Series N 4.00%, due 7/1/39	5,850,000	5,940,967
Series N 4.00%, due 7/1/49	7,750,000	7,710,475
Series N 5.00%, due 7/1/31	575,000	652,148
Series N 5.00%, due 7/1/32	575,000	646,858
Series N 5.00%, due 7/1/33	475,000	529,378
Series N 5.00%, due 7/1/34	700,000	778,071
Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (a)	1,500,000	1,530,630
Connecticut State Health & Educational Facility Authority, University of New Haven, Revenue Bonds Series K-3 5.00%, due 7/1/48	3,695,000	3,966,767
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds Series B 3.25%, due 11/15/35 (b)	9,020,000	9,182,180
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	1,475,000	1,417,328
State of Connecticut, Bradley International Airport, Revenue Bonds Series A, Insured: ACA 6.60%, due 7/1/24 (b)	1,475,000	1,479,336
State of Connecticut, Unlimited General Obligation
Series C 5.00%, due 6/15/28	5,000,000	6,507,300
Series E 5.00%, due 9/15/37	2,250,000	2,834,437
		51,158,580
Delaware 0.6%
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,501,635
4.375%, due 6/1/48	9,650,000	10,644,432
5.00%, due 6/1/37	1,000,000	1,194,670
5.00%, due 6/1/43	5,000,000	5,883,800
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds Series A 5.00%, due 10/1/40	7,000,000	8,995,770
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,372,033
Kent County DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A 5.00%, due 7/1/40	1,050,000	1,030,481
Series A 5.00%, due 7/1/48	2,735,000	2,619,856
Series A 5.00%, due 7/1/53	4,340,000	4,112,237
Series A 5.00%, due 7/1/58	6,950,000	6,460,998
		47,815,912
District of Columbia 2.5%
District of Columbia International School, Revenue Bonds
5.00%, due 7/1/49	1,670,000	1,865,691
5.00%, due 7/1/54	1,905,000	2,121,770
District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,036,490
District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,536,374
District of Columbia, Howard University, Revenue Bonds Series A 6.50%, due 10/1/41	885,000	920,931
District of Columbia, KIPP DC Project, Revenue Bonds 4.00%, due 7/1/49	1,375,000	1,460,759
District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	905,857
District of Columbia, Provident Group-Howard Properties, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,500,870
5.00%, due 10/1/45	5,355,000	5,154,402
District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	17,304,300
District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,455,020
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B 4.00%, due 10/1/44	23,780,000	26,437,890
Series B 4.00%, due 10/1/49	6,185,000	6,831,580
Series B 4.00%, due 10/1/53	53,285,000	58,624,690
Insured: AGM 4.00%, due 10/1/53	17,500,000	19,554,150
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	40,000,000	41,696,800
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,718,866
		191,126,440
Florida 2.0%
Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,120,000	4,125,109
Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (a)	2,000,000	2,135,880
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds 5.00%, due 1/1/55 (a)	6,280,000	6,411,629
Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,630,000	2,716,001
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,578,855
City of Atlantic Beach Health Care Facilities, Fleet Landing Project, Revenue Bonds
Series B-2 3.00%, due 11/15/23	3,500,000	3,500,875
Series B-1 3.25%, due 11/15/24	2,155,000	2,157,758
Series A 5.00%, due 11/15/48	3,000,000	3,151,200
City of Fort Myers FL, Utility System Revenue Bonds Series A 4.00%, due 10/1/49	10,500,000	12,155,955
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	325,000	325,813
City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	7,500,000	8,368,725
Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
5.25%, due 6/1/28	2,250,000	2,345,602
6.125%, due 6/1/43	2,500,000	2,609,000
County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
Series A 5.00%, due 9/1/45	250,000	265,010
Series A 6.00%, due 9/1/40	1,000,000	1,002,790
County of Osceola FL, Transportation Revenue Bonds
Series A-1 4.00%, due 10/1/54	4,345,000	4,820,386
Series A-1 5.00%, due 10/1/44	4,730,000	5,752,910
Series A-1 5.00%, due 10/1/49	6,900,000	8,354,244
Escambia County Health Facilities Authority Revenue, Baptist Health Care Corp., Revenue Bonds
Series A 4.00%, due 8/15/50	9,990,000	10,975,314
Insured: AGM 4.00%, due 8/15/50	4,510,000	5,034,738
Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (a)	4,605,000	4,835,849
Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds 4.00%, due 3/1/47	6,670,000	6,643,253
Florida State Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,496,766
5.00%, due 3/1/49	1,630,000	1,767,898
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (a)	4,500,000	4,537,035
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	4,209,065
Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	1,949,355
5.00%, due 11/15/39	2,230,000	2,448,741
Mid-Bay Bridge Authority, Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,688,385
Series C 5.00%, due 10/1/40	1,000,000	1,111,810
Series A 7.25%, due 10/1/40	2,500,000	2,701,975
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, due 10/1/49	2,750,000	3,405,160
5.00%, due 10/1/54	7,000,000	8,634,430
6.25%, due 10/1/43	1,500,000	1,514,445
Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36 (d)	4,000,000	4,983,440
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds Series A 5.00%, due 12/15/48 (a)	3,280,000	3,679,865
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
5.00%, due 1/1/49	1,750,000	1,806,770
5.00%, due 1/1/55	800,000	822,896
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project, Revenue Bonds
5.25%, due 11/15/39	1,000,000	920,240
Series A 5.50%, due 11/15/49	1,000,000	903,400
5.75%, due 11/15/54	1,000,000	913,900
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment 4.00%, due 5/1/51 (a)	1,200,000	1,202,328
		149,964,800
Georgia 1.6%
Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	9,252,387
Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,551,516
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,214,960
Gainesville & Hall County Development Authority, Educational Facilities, Riverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,393,215
Main Street Natural Gas, Inc., Revenue Bonds
Series A 4.00%, due 5/15/39	6,800,000	7,675,024
Series A 5.00%, due 5/15/38	3,500,000	4,852,645
Series A 5.00%, due 5/15/49	18,750,000	27,787,687
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B 4.00%, due 1/1/49	35,610,000	39,693,755
5.00%, due 1/1/56	6,000,000	7,135,320
Series A 5.00%, due 1/1/63	3,000,000	3,560,550
Municipal Electric Authority of Georgia, Revenue Bonds Series A 4.00%, due 1/1/49	7,200,000	8,096,184
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,458,040
		122,671,283
Guam 1.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,112,380
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds 5.00%, due 7/1/40	9,020,000	10,595,253
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	4,200,000	4,803,498
5.50%, due 7/1/43	13,565,000	14,917,973
Port Authority of Guam, Revenue Bonds Series A 5.00%, due 7/1/48	5,200,000	5,927,532
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/29	1,415,000	1,592,639
Series D 5.00%, due 11/15/39	25,750,000	28,412,292
Series A 5.125%, due 1/1/42	3,420,000	3,524,105
Series A 6.50%, due 11/1/40	3,990,000	4,039,396
		76,925,068
Hawaii 0.6%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
Series 2008-1 5.00%, due 5/15/44	1,300,000	1,413,451
Series 2008-1 5.00%, due 5/15/49	2,750,000	2,979,323
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,161,832
Series A 6.875%, due 7/1/43	4,640,000	4,791,403
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc, Revenue Bonds (b)
3.50%, due 10/1/49	25,875,000	26,648,921
Series B 4.00%, due 3/1/37	4,200,000	4,597,068
State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,240,860
		43,832,858
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	1,000,000	1,131,930

Illinois 10.8%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds Series A 5.00%, due 12/1/37	1,260,000	1,217,677
Chicago Board of Education Dedicated Capital Improvement, Revenue Bonds 5.00%, due 4/1/37	435,000	481,684
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation
Series C 5.00%, due 12/1/34	2,270,000	2,499,202
Series B 7.00%, due 12/1/42 (a)	10,000,000	12,392,600
Series A 7.00%, due 12/1/46 (a)	4,000,000	4,947,000
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,794,136
5.00%, due 4/1/36	1,270,000	1,410,424
5.00%, due 4/1/42	3,500,000	3,840,725
Chicago Board of Education, Revenue Bonds 5.00%, due 4/1/46	5,000,000	5,454,750
Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	22,626,026
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	4,126,423
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/30	13,300,000	9,584,379
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/31	1,095,000	755,835
Series A, Insured: NATL-RE (zero coupon), due 12/1/31	170,000	117,344
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	40,586,700
Chicago Board of Education, Unlimited General Obligation
Series F 5.00%, due 12/1/31	21,515,000	21,566,851
Series B 5.00%, due 12/1/32	1,250,000	1,412,413
Series B 5.00%, due 12/1/33	3,450,000	3,689,202
Series G 5.00%, due 12/1/34	5,000,000	5,504,850
Series H 5.00%, due 12/1/36	4,730,000	5,173,958
Series A 5.00%, due 12/1/41	1,805,000	1,825,144
Series A 5.00%, due 12/1/42	21,065,000	21,470,712
Series D 5.00%, due 12/1/46	6,500,000	7,083,310
Series H 5.00%, due 12/1/46	7,000,000	7,562,520
Series C 5.25%, due 12/1/39	1,405,000	1,471,077
Series A 5.25%, due 12/1/41	5,295,000	5,371,036
Series A 5.50%, due 12/1/39	6,995,000	7,123,988
Series B 6.50%, due 12/1/46	1,900,000	2,229,593
Series A 7.00%, due 12/1/44	11,375,000	13,414,196
Chicago O'Hare International Airport Special Facility, AMT-Trips Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,749,180
5.00%, due 7/1/48	5,000,000	5,726,050
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	9,000,000	10,161,360
Chicago, Unlimited General Obligation Series A 6.00%, due 1/1/38	40,020,000	46,464,821
City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	191,070
City of Chicago IL, Unlimited General Obligation
Series A 4.625%, due 1/1/32	145,000	145,268
Series A 5.00%, due 1/1/35	13,020,000	13,749,120
Series A 5.00%, due 1/1/36	3,250,000	3,432,000
Series A 5.00%, due 1/1/39	6,000,000	6,613,500
Series A 5.00%, due 1/1/40	4,200,000	4,618,614
Series A 5.00%, due 1/1/44	6,500,000	7,113,405
Series A 5.25%, due 1/1/35	6,000,000	6,034,980
Series B 5.50%, due 1/1/31	2,360,000	2,586,536
Series 2005D 5.50%, due 1/1/37	3,500,000	3,790,360
Series 2005D 5.50%, due 1/1/40	1,245,000	1,342,471
Series A 5.50%, due 1/1/49	18,650,000	20,982,555
Series A 5.75%, due 1/1/34	3,850,000	4,435,970
City of Chicago IL, Wastewater Transmission Second Lien, Revenue Bonds 5.00%, due 1/1/39	240,000	263,832
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	15,200,000	15,686,400
City of Romeoville IL, Lewis University, Revenue Bonds
Series B 4.125%, due 10/1/41	1,000,000	1,002,520
Series B 4.125%, due 10/1/46	2,100,000	2,088,282
Series B 5.00%, due 10/1/36	1,000,000	1,059,150
Series B 5.00%, due 10/1/39	1,275,000	1,344,105
Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,559,010
Illinois Finance Authority, Chicago International School Project, Revenue Bonds 5.00%, due 12/1/47	3,000,000	3,205,830
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,310,464
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,913,000
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,191,071
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
5.00%, due 2/15/37	7,675,000	7,042,887
5.125%, due 2/15/45	6,015,000	5,308,358
Illinois Finance Authority, Navistar International Corp., Revenue Bonds 4.75%, due 10/15/40 (a)(c)	10,000,000	10,256,100
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,991,461
6.25%, due 9/1/39	150,000	165,525
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 5.50%, due 4/1/32	2,000,000	2,001,560
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C 4.25%, due 8/1/42	2,900,000	2,985,086
Series C 5.00%, due 8/1/49	1,300,000	1,410,643
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds Series A 5.00%, due 2/15/50	1,835,000	1,857,736
Illinois Finance Authority, Student Housing & Academic Facility, University of Illinois at Chicago Project, Revenue Bonds 5.00%, due 2/15/47	6,500,000	6,592,170
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B (zero coupon), due 12/15/54	57,560,000	12,916,464
Series A 4.00%, due 6/15/50	22,800,000	22,759,644
Series A, Insured: BAM 5.00%, due 6/15/42	395,000	408,801
Series A 5.00%, due 12/15/45	750,000	843,870
5.00%, due 6/15/50	18,000,000	20,156,400
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 6/15/34	46,915,000	29,485,608
Series A, Insured: NATL-RE (zero coupon), due 12/15/36	33,845,000	19,070,642
Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
Series B (zero coupon), due 12/15/50	35,930,000	9,738,108
Series B (zero coupon), due 12/15/51	56,600,000	14,649,212
(zero coupon), due 12/15/56	22,500,000	4,601,700
4.25%, due 6/15/42	1,660,000	1,663,370
Series A 5.00%, due 6/15/42	7,150,000	7,311,089
Series A 5.00%, due 6/15/57	2,000,000	2,187,740
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, Insured: AGM (zero coupon), due 12/15/50	10,000,000	3,575,300
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM 4.00%, due 4/1/37	1,300,000	1,486,953
Series B, Insured: BAM 4.00%, due 4/1/39	1,300,000	1,477,905
Series B, Insured: BAM 4.00%, due 4/1/41	1,350,000	1,525,797
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 1/1/44	5,000,000	5,798,550
Series A 4.00%, due 1/1/49	14,000,000	15,948,660
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation Series C 4.00%, due 11/1/41	20,000,000	20,530,000
State of Illinois, Unlimited General Obligation
Series D 3.25%, due 11/1/26	5,540,000	5,671,741
Insured: BAM 4.00%, due 6/1/41	25,955,000	27,405,625
Series A 4.50%, due 12/1/41	6,775,000	7,136,853
Series D 5.00%, due 11/1/20	2,500,000	2,518,250
Series A 5.00%, due 12/1/25	3,270,000	3,692,615
Series D 5.00%, due 11/1/26	4,245,000	4,830,640
Series D 5.00%, due 11/1/27	11,000,000	12,664,630
Series B 5.00%, due 12/1/27	9,365,000	10,859,560
Series A 5.00%, due 12/1/27	2,315,000	2,684,451
5.00%, due 2/1/28	2,700,000	3,084,507
Series C 5.00%, due 11/1/29	14,635,000	16,710,243
Series A 5.00%, due 1/1/31	8,110,000	8,369,277
Series A 5.00%, due 12/1/31	2,985,000	3,403,258
Series A 5.00%, due 12/1/39	2,400,000	2,653,800
Series A 5.00%, due 5/1/40	2,000,000	2,218,640
5.50%, due 7/1/38	3,000,000	3,203,010
5.75%, due 5/1/45	17,420,000	20,907,484
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/48	15,305,000	17,730,996
Upper Illinois River Valley Development Authority, Prairie View Timber Oaks Apartments, Revenue Bonds Series A-1 5.00%, due 12/1/43	5,700,000	5,271,189
Village of Bridgeview IL, Revenue Bonds Series A 5.00%, due 12/1/42	7,500,000	7,077,675
Village of Bridgeview IL, Unlimited General Obligation
Series A 5.125%, due 12/1/44	100,000	94,822
Series A 5.50%, due 12/1/43	1,545,000	1,544,876
Series A 5.625%, due 12/1/41	2,875,000	2,901,824
Series A 5.75%, due 12/1/35	2,705,000	2,722,555
Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,254
Village of Oak Lawn IL, Unlimited General Obligation
Insured: NATL-RE 4.40%, due 12/1/26	400,000	400,696
Insured: NATL-RE 4.45%, due 12/1/28	430,000	430,727
Insured: NATL-RE 4.50%, due 12/1/30	475,000	475,803
Insured: NATL-RE 4.50%, due 12/1/32	520,000	520,764
Insured: NATL-RE 4.50%, due 12/1/34	575,000	575,863
Village of Riverdale, Unlimited General Obligation 8.00%, due 10/1/36	1,790,000	1,871,606
		811,076,252
Indiana 0.4%
Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,027,460
City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,120,675
Gary Chicago International Airport Authority, Revenue Bonds (b)
5.00%, due 2/1/29	1,170,000	1,310,107
5.25%, due 2/1/34	750,000	832,192
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
5.00%, due 11/15/48	5,000,000	5,316,550
5.00%, due 11/15/53	4,400,000	4,662,724
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	715,614
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
5.50%, due 8/15/40	4,835,000	4,844,525
5.50%, due 8/15/45	210,000	210,412
Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,583,832
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,193,740
		32,817,831
Iowa 0.6%
City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	7,365,000	7,384,002
City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	2,902,429
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds
3.125%, due 12/1/22	5,000,000	5,067,800
5.25%, due 12/1/25	5,000,000	5,243,300
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds Series A1 4.00%, due 5/15/55	3,750,000	3,541,275
Iowa Finance Authority, Northcrest, Inc., Project, Revenue Bonds Series A 5.00%, due 3/1/48	1,500,000	1,554,315
Iowa Tobacco Settlement Authority, Revenue Bonds
Series C 5.375%, due 6/1/38	6,145,000	6,229,432
Series C 5.625%, due 6/1/46	6,730,000	6,822,470
Xenia Rural Water District, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,529,260
5.00%, due 12/1/41	3,000,000	3,495,480
		45,769,763
Kansas 0.3%
Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (a)	59,995,000	25,150,504

Kentucky 1.0%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	4,782,645
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds 5.00%, due 12/1/33	3,855,000	4,170,994
City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,042,680
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1 5.00%, due 8/1/44	5,000,000	6,097,950
Series A-2 5.00%, due 8/1/44	6,000,000	7,317,540
Series A-2 5.00%, due 8/1/49	6,300,000	7,605,423
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A 5.00%, due 6/1/41	4,425,000	4,838,030
Series A 5.00%, due 6/1/45	9,725,000	10,556,001
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds Series 2019A 4.00%, due 9/1/45	21,445,000	23,239,946
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds Series A 4.00%, due 10/1/34	5,575,000	6,265,520
		75,916,729
Louisiana 0.2%
Calcasieu Parish, Lake Charles Memorial Hospital Project, Revenue Bonds 5.00%, due 12/1/34	2,000,000	2,314,240
City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,287,325
Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,862,097
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,613,250
		18,076,912
Maine 0.1%
City of Portland Airport Revenue, Green Bond, Revenue Bonds 4.00%, due 1/1/40	1,400,000	1,576,442
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,097,876
5.00%, due 7/1/43	2,590,000	2,720,277
		8,394,595
Maryland 0.5%
City of Baltimore MD, Convention Center Hotel, Revenue Bonds
5.00%, due 9/1/42	1,595,000	1,462,998
5.00%, due 9/1/46	12,715,000	12,111,546
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	1,876,158
4.00%, due 1/1/50	2,500,000	2,669,700
County of Frederick MD, Oakdale Lake Linganore Project, Tax Allocation 3.75%, due 7/1/39	1,410,000	1,312,019
Frederick County Educational Facilities, Mount St. Mary's University, Revenue Bonds (a)
Series A 5.00%, due 9/1/37	3,000,000	3,192,690
Series A 5.00%, due 9/1/45	500,000	524,090
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A 5.00%, due 7/1/38	1,000,000	1,105,520
Series A 5.00%, due 7/1/48	3,000,000	3,279,300
Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,024,600
Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (a)
Series A 5.125%, due 7/1/37	1,260,000	1,341,648
Series A 5.375%, due 7/1/52	1,530,000	1,618,908
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,401,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,079,670
		36,999,847
Massachusetts 1.6%
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds Series J2 5.00%, due 7/1/53	6,785,000	8,058,545
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,400,920
Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,115,690
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	5,597,160
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	2,982,510
5.125%, due 11/15/46	6,000,000	5,753,040
Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,408,120
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	21,405,000	20,994,452
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,014,520
5.00%, due 10/1/48	9,000,000	9,017,370
5.00%, due 10/1/54	15,000,000	14,935,650
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds Series L 5.00%, due 7/1/44	8,455,000	9,672,097
Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	2,000,000	2,250,000
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series A 4.00%, due 7/1/44	17,750,000	19,003,505
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,461,886
5.00%, due 9/1/45	1,175,000	1,286,989
Massachusetts Educational Financing Authority, Revenue Bonds Series B 3.00%, due 7/1/35 (b)	11,100,000	11,218,326
		121,170,780
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,605,234
5.00%, due 2/15/47	3,000,000	3,241,710
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,565
5.125%, due 11/1/35	605,000	605,768
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC 4.60%, due 4/1/24	20,150	20,139
5.00%, due 4/1/27	850,000	911,421
5.00%, due 4/1/31	1,000,000	1,060,360
5.00%, due 4/1/33	1,200,000	1,258,740
5.00%, due 4/1/35	1,000,000	1,042,620
5.00%, due 4/1/37	1,100,000	1,139,677
5.00%, due 4/1/38	850,000	878,484
Insured: AMBAC 5.25%, due 4/1/22	58,125	58,152
Insured: AMBAC 5.25%, due 4/1/24	45,725	45,743
City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	171,559
City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	684,010
City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,035
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,486,750
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,691,750
Senior Lien-Series A 5.25%, due 7/1/41	10,840,000	11,344,711
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,029,380
5.00%, due 12/1/40	1,700,000	1,740,528
5.00%, due 12/1/45	4,700,000	4,787,937
Michigan Finance Authority, Landmark Academy Project, Revenue Bonds 5.00%, due 6/1/45	2,920,000	2,946,776
Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,582,705
5.25%, due 2/1/32	3,600,000	3,798,180
Michigan Finance Authority, Local Government Loan Program, Public Lighting Authority Project, Revenue Bonds Series B 5.00%, due 7/1/44	4,000,000	4,250,120
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D4 5.00%, due 7/1/34	1,000,000	1,133,770
5.00%, due 7/1/34	1,000,000	1,179,730
5.00%, due 7/1/35	2,000,000	2,347,980
Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,041,220
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	1,975,458
7.00%, due 10/1/36	1,740,000	1,561,754
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (a)	2,060,000	1,794,899
Michigan Finance Authority, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,091,580
Michigan Finance Authority, Universal Learning Academy Project, Revenue Bonds 5.75%, due 11/1/40	2,630,000	2,866,358
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 4.00%, due 11/1/48	7,000,000	8,044,050
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	305,012
Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds
6.625%, due 6/1/30	350,000	351,250
7.00%, due 12/1/39	2,810,000	2,820,538
Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	150,102
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds 5.00%, due 11/15/42	6,265,000	6,482,834
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,692,600
5.00%, due 6/30/48	18,000,000	20,133,180
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series B (zero coupon), due 6/1/52	110,890,000	9,358,007
Series A 6.00%, due 6/1/34	7,370,000	7,371,916
Series A 6.00%, due 6/1/48	31,715,000	31,722,929
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,115,000	4,126,892
		161,996,113
Minnesota 1.8%
City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	2,100,000	1,947,351
City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,699,360
City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,029,960
Crookston Health Care Facilities, Riverview Health Project, Revenue Bonds 5.00%, due 5/1/51	4,000,000	3,904,120
Duluth Economic Development Authority Health Care Facilities, Cambia Hills of Bethel Project, Revenue Bonds 5.625%, due 12/1/55	6,000,000	5,931,360
Duluth Economic Development Authority Health Care Facilities, Essentia Health Obligated Group, Revenue Bonds
Series A 5.00%, due 2/15/48	8,550,000	9,967,248
Series A 5.00%, due 2/15/53	26,250,000	30,517,987
Series A 5.25%, due 2/15/58	50,655,000	59,582,944
Forest Lake Charter School Lease Revenue, Lakes International Language Academy Project, Revenue Bonds Series A 5.375%, due 8/1/50	1,250,000	1,360,063
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
5.00%, due 11/15/29	1,745,000	2,172,263
5.00%, due 11/15/40	1,775,000	2,209,609
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,326,610
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,067,830
Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (a)	4,085,000	4,265,434
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	325,000	326,778
		132,308,917
Mississippi 0.0% ‡
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,263,275

Missouri 0.4%
Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
5.25%, due 6/1/21	15,000	14,965
5.50%, due 6/1/29	3,510,000	3,411,825
Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,000,000
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,130,000	1,124,090
6.00%, due 5/1/42	2,800,000	2,799,776
Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (a)	2,000,000	1,874,780
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds Series A 5.00%, due 3/15/49	7,750,000	6,368,485
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds 4.00%, due 10/1/43	1,125,000	1,254,510
Missouri Health & Educational Facilities Authority, Maryville University of St. Louis Project, Revenue Bonds
Series A 4.00%, due 6/15/41	3,300,000	3,515,523
Series A 5.00%, due 6/15/45	3,520,000	4,160,499
Saint Louis MO, Land Clearance Authority, Scottrade Center Project, Revenue Bonds Series A 5.00%, due 4/1/48	3,250,000	3,605,063
St. Joseph Industrial Development Authority, Living Community of St. Joseph, Revenue Bonds Series A 4.50%, due 1/1/40	2,000,000	1,827,800
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,907,068
		32,864,384
Montana 0.1%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series B 5.00%, due 7/1/48	5,765,000	6,641,684

Nevada 0.3%
City of Reno NV, Revenue Bonds Series D (zero coupon), due 7/1/58 (a)	9,000,000	862,290
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series C (zero coupon), due 7/1/58 (a)	18,000,000	2,438,820
Series A 4.00%, due 6/1/43	2,500,000	2,587,250
Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
Series B 4.00%, due 7/1/39	4,710,000	5,022,320
Series B 4.00%, due 7/1/40	4,640,000	4,937,795
Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,083,190
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A 5.00%, due 12/15/38	1,000,000	1,022,100
Series A 5.00%, due 12/15/48	3,465,000	3,505,402
		23,459,167
New Hampshire 0.2%
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,325,719
Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,483,719
National Finance Authority, The Vista Project, Revenue Bonds Series A 5.75%, due 7/1/54 (a)	1,500,000	1,543,065
New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	1,902,330
New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	2,929,581
New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,385,470
		13,569,884
New Jersey 4.8%
City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	846,490
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
5.25%, due 9/15/29	10,420,000	10,676,228
5.50%, due 4/1/28	195,000	192,884
Series B 5.625%, due 11/15/30	15,085,000	15,699,110
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	1,064,910
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A 4.00%, due 11/1/39	2,000,000	2,174,700
Series A 4.00%, due 11/1/44	11,500,000	12,410,225
Series A 5.00%, due 11/1/35	10,000,000	11,924,100
Series A 5.00%, due 11/1/36	3,500,000	4,157,440
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project, Revenue Bonds 5.00%, due 10/1/47 (b)	10,000,000	10,876,100
New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,898,756
New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
Series A 5.00%, due 7/1/37	500,000	477,235
Series A 5.00%, due 1/1/50	3,100,000	2,779,894
New Jersey Economic Development Authority, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,319,890
5.375%, due 1/1/43	2,000,000	2,208,760
New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	12,410,000	11,486,696
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
5.00%, due 6/15/44	1,000,000	1,166,050
5.00%, due 6/15/49	7,090,000	8,214,261
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,245,642
New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,120,040
New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,202,133
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,527,736
6.25%, due 7/1/35	2,725,000	2,814,326
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,213,838
New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds Series C 5.00%, due 6/15/42	9,210,000	10,490,927
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series BB 4.00%, due 6/15/50	5,105,000	5,441,266
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	9,952,381
South Jersey Port Corp., Revenue Bonds
Series B 5.00%, due 1/1/42 (b)	12,345,000	13,504,813
Series B 5.00%, due 1/1/48 (b)	9,210,000	9,990,916
Series A 5.00%, due 1/1/49	8,455,000	9,503,589
South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	500,000	544,450
State of New Jersey, Unlimited General Obligation Notes Series A 4.00%, due 9/25/20 (a)	125,000,000	125,060,000
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/46	10,215,000	11,932,448
Series B 5.00%, due 6/1/46	38,700,000	43,744,158
		357,862,392
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,714,725
Santa Fe Retirement Facilities, El Castillo Retirement Project, Revenue Bonds Series B-1 2.625%, due 5/15/25	1,000,000	958,350
		8,673,075
New York 3.6%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/32	1,500,000	1,501,260
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds Series A 5.00%, due 6/1/47 (a)	1,225,000	1,279,598
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,500,000	1,608,240
City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/40	3,455,000	3,747,500
City of Newburgh NY, Limited General Obligation
Series A 5.00%, due 6/15/21	750,000	773,160
Series A 5.00%, due 6/15/26	960,000	1,045,498
Series A 5.50%, due 6/15/31	750,000	823,763
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	500,000	473,750
Series A-1 5.00%, due 8/1/46	14,765,000	14,346,560
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	40,000,000	7,504,000
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds Series A 4.00%, due 11/1/42	3,605,000	3,632,867
Metropolitan Transportation Authority, Green Bond, Revenue Bonds Series A-1 4.00%, due 11/15/46	21,945,000	22,952,275
Metropolitan Transportation Authority, Revenue Bonds Series F 5.00%, due 11/15/30	10,260,000	10,713,697
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds 5.00%, due 1/1/40	3,000,000	2,829,090
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,400,000	8,259,510
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	2,075,000	2,075,166
Series A-3 5.125%, due 6/1/46	13,155,000	13,156,710
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,500,435
Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,696,652
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	10,000,000	4,192,100
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	871,850
New York Liberty Development Corp., World Trade Center, Revenue Bonds (a)
Class 1 5.00%, due 11/15/44	2,000,000	2,129,660
Class 2 5.15%, due 11/15/34	4,150,000	4,406,221
Class 2 5.375%, due 11/15/40	6,500,000	6,889,740
Class 3 7.25%, due 11/15/44	10,500,000	11,407,620
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/37	3,250,000	3,571,002
Series A 4.00%, due 8/1/38	3,250,000	3,561,675
Series A 5.00%, due 8/1/32	3,845,000	4,692,361
Series A 5.00%, due 8/1/35	2,350,000	2,836,027
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,201,540
5.00%, due 12/1/30	1,200,000	1,434,624
New York State Dormitory Authority, Revenue Bonds Series A 4.00%, due 7/1/50	6,000,000	6,898,140
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	9,621,360
New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	10,200,000	10,230,294
New York Transportation Development Corp., John F. Kennedy International Airport, Revenue Bonds (b)
5.25%, due 8/1/31	5,030,000	5,252,628
5.375%, due 8/1/36	6,470,000	6,767,749
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.25%, due 1/1/50 (b)	35,110,000	38,427,895
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM 3.00%, due 12/1/40	3,755,000	3,973,804
Series A, Insured: AGM 3.00%, due 12/1/44	6,750,000	7,067,115
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,457,385
Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds 6.00%, due 12/1/42	3,500,000	3,525,200
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,676,520
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (a)	13,000,000	1,836,250
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	802,196
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	900,000	916,524
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 6.00%, due 6/1/48	1,125,000	1,126,215
Series C 6.625%, due 6/1/44	13,000,000	13,466,180
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	915,000	950,456
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,781,755
		271,891,817
North Carolina 0.7%

North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds 5.00%, due 6/30/54 (b)	10,000,000	10,417,700
North Carolina Medical Care Commission Retirement Facilities Revenue, Sharon Towers, Revenue Bonds 5.00%, due 7/1/49	1,500,000	1,589,505
North Carolina Medical Care Commission Retirement Facilities Revenue, The Pines at Davidson Project, Revenue Bonds Series A 5.00%, due 1/1/49	4,500,000	4,823,235
North Carolina Medical Care Commission Retirement Facilities Revenue, United Methodist Retirement Homes, Revenue Bonds Series A 5.00%, due 10/1/47	4,100,000	4,262,606
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM 3.00%, due 1/1/42	2,800,000	2,989,028
5.00%, due 1/1/49	10,000,000	12,066,400
Insured: AGM 5.00%, due 1/1/49	5,000,000	6,193,850
Series A 5.00%, due 7/1/54	10,000,000	10,887,800
		53,230,124
North Dakota 0.6%
Cass County Health Facilities, Essentia Health Obligated Group, Revenue Bonds Series B 5.25%, due 2/15/53	9,500,000	11,206,010
Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds Series C 5.00%, due 6/1/48	28,640,000	31,746,581
		42,952,591
Ohio 5.6%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	20,725,000	23,795,409
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1 4.00%, due 6/1/48	1,500,000	1,679,625
Series B-2, Class 2 5.00%, due 6/1/55	145,900,000	161,037,125
Cleveland-Cuyahoga County Port Authority, Center for Dialysis Care Project, Revenue Bonds Series A 5.00%, due 12/1/42	5,205,000	5,914,806
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds 4.00%, due 8/1/44	12,720,000	13,921,150
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A 5.00%, due 12/1/47	1,435,000	1,614,102
7.00%, due 12/1/18 (e)(f)(g)	710,000	184,600
7.35%, due 12/1/31 (e)(f)(g)	6,000,000	1,560,000
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,562,270
5.00%, due 2/15/37	5,350,000	6,050,208
5.00%, due 2/15/52	7,000,000	7,786,030
5.00%, due 2/15/57	8,610,000	9,585,169
5.50%, due 2/15/57	33,730,000	38,327,736
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,742,200
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,100,790
5.00%, due 1/1/46	2,090,000	2,161,896
County of Lucas Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.25%, due 11/15/48	53,350,000	60,432,746
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds 5.00%, due 12/1/51	4,500,000	4,391,280
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds Series A 3.25%, due 9/1/29	1,500,000	1,619,325
Ohio Higher Educational Facilities Commission, Cleveland Institute of Art, Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,017,460
5.50%, due 12/1/53	1,215,000	1,252,531
Ohio Higher Educational Facilities Commission, Menorah Park Obligated Group, Revenue Bonds 5.25%, due 1/1/48	5,210,000	4,726,147
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	5,000,000	4,804,300
5.00%, due 11/1/44	750,000	818,858
Ohio Higher Educational Facility Commission, University of Findlay Project, Revenue Bonds
5.00%, due 3/1/39	3,775,000	4,081,001
5.00%, due 3/1/44	9,610,000	10,262,711
Ohio Hospital Revenue, University Hospitals Health System, Inc., Revenue Bonds Series A 4.00%, due 1/15/50	25,000,000	28,123,000
Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (a)(b)	4,000,000	4,254,760
Port Authority of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition & Demolition Project, Revenue Bonds Series A 3.00%, due 5/1/23	5,500,000	5,510,010
Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,115,000	1,127,923
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A 5.00%, due 7/1/34	1,400,000	1,451,128
Series A 5.00%, due 7/1/39	2,000,000	2,053,960
Series A 5.00%, due 7/1/46	9,790,000	9,988,150
		424,938,406
Oklahoma 0.3%
Norman Regional Hospital Authority, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,350,381
5.00%, due 9/1/37	3,500,000	4,053,245
Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A 5.00%, due 8/1/47	20,110,000	8,044,000
Series A 5.25%, due 8/1/57	25,250,000	10,100,000
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,313,112
		25,860,738
Oregon 0.4%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	845,000	893,748
Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 0.14%, due 8/15/34 (c)	18,450,000	18,450,000
Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,864,077
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (a)	1,560,000	1,557,551
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,453,270
Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,030,330
		30,248,976
Pennsylvania 3.7%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,082,840
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds Series A 4.00%, due 4/1/44	16,500,000	18,188,115
Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	3,100,000	3,280,389
Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	275,000	275,795
Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	28,325,000	29,647,669
5.125%, due 5/1/32	4,600,000	4,836,210
5.375%, due 5/1/42	4,225,000	4,427,631
Chambersburg Area Municipal Authority, Education Facilities, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,262,017
5.75%, due 10/1/38	3,450,000	3,560,158
5.75%, due 10/1/43	2,290,000	2,348,418
6.00%, due 10/1/48	3,350,000	3,485,575
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment 5.125%, due 3/1/48 (a)	1,049,000	1,053,857
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	858,614
5.00%, due 9/15/28	860,000	897,195
5.00%, due 9/15/29	175,000	181,823
5.00%, due 9/15/37	4,590,000	4,625,802
City of Harrisburg PA, Unlimited General Obligation
Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	363,237
Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	497,787
City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	270,000	293,031
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	14,000,000	15,953,980
Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	301,440
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds Series A 5.00%, due 1/1/39	2,000,000	2,178,800
Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	5,955,106
5.125%, due 10/15/41	5,000,000	4,695,200
Delaware County Authority, Cabrini University, Revenue Bonds 5.00%, due 7/1/42	1,405,000	1,482,570
Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	120,000	120,384
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	382,913
5.00%, due 12/1/49	1,020,000	1,025,447
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A 6.00%, due 7/15/38	3,000,000	3,372,390
Series A 6.50%, due 7/15/48	4,500,000	5,124,645
Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,457,155
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project, Revenue Bonds
5.00%, due 3/1/45	500,000	510,820
5.00%, due 3/1/50	750,000	763,583
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,675,829
4.00%, due 12/1/49	1,900,000	2,037,541
5.00%, due 12/1/44	1,675,000	1,897,608
5.00%, due 12/1/49	2,365,000	2,659,135
Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	4,005,000	3,765,381
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,361,530
Series A 4.00%, due 9/1/49	1,660,000	1,829,220
4.00%, due 9/1/49	6,750,000	7,513,762
4.00%, due 9/1/51	4,000,000	4,435,240
Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,785,100
Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
5.25%, due 1/15/45	6,300,000	6,689,781
5.25%, due 1/15/46	1,000,000	1,060,520
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	3,942,128
Northeastern Pennsylvania Hospital & Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,091,330
5.00%, due 5/1/49	1,350,000	1,467,720
Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	7,734,660
Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	245,595
Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 4.125%, due 12/31/38 (b)	4,000,000	4,174,640
Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (c)	5,500,000	5,500,165
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A 6.25%, due 9/1/33	1,560,000	1,662,742
Series A 6.50%, due 9/1/38	1,000,000	1,064,840
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,103,320
Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,067,530
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds 4.00%, due 8/15/49	10,335,000	11,785,517
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A 5.50%, due 7/15/38	2,500,000	2,627,150
5.50%, due 7/15/43	2,400,000	2,508,960
Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,709,352
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,049,315
Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,128,786
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A 5.125%, due 6/1/38	2,000,000	2,085,580
Series A 5.25%, due 6/1/48	3,085,000	3,207,104
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
5.00%, due 8/1/40	600,000	704,172
5.00%, due 8/1/50	1,050,000	1,221,035
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,146,820
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	1,800,000	1,970,946
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,636,455
Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (a)	5,500,000	5,643,275
Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	9,000,000	8,790,750
Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,023,250
5.00%, due 6/1/46	2,625,000	2,643,270
Susquehanna Area Regional Airport Authority, Revenue Bonds Series B, Insured: BAM 4.00%, due 1/1/33	3,000,000	3,080,790
West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,230,840
		276,449,280
Puerto Rico 8.6%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	46,000,000	6,848,020
5.375%, due 5/15/33	2,740,000	2,755,700
5.625%, due 5/15/43	37,890,000	38,069,220
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	1,475,000	1,483,452
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.125%, due 7/1/47	4,800,000	4,801,248
Series A 6.00%, due 7/1/38	12,180,000	12,408,375
Series A 6.00%, due 7/1/44	36,755,000	37,444,156
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC 4.50%, due 7/1/23	605,000	605,653
Series A, Insured: AGC 5.00%, due 7/1/25	250,000	251,655
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,019,450
Series A, Insured: AGM 5.00%, due 7/1/35	550,000	565,405
Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,122,409
Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,205,000	1,221,135
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	129,895,315	85,568,539
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	2,160,600
Senior Lien-Series A 5.00%, due 7/1/22	4,705,000	4,934,369
Series A 5.00%, due 7/1/33	18,150,000	18,717,187
Series A 5.25%, due 7/1/42	34,535,000	35,614,219
Series B 5.35%, due 7/1/27	7,625,000	7,167,500
Series A 5.50%, due 7/1/28	13,510,000	14,337,487
Series A 6.00%, due 7/1/47	15,295,000	16,002,394
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,240,125
Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,767,252
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (e)(f)
Series EEE 5.95%, due 7/1/30	10,225,000	6,953,000
Series EEE-RSA-1 5.95%, due 7/1/30	16,310,000	11,131,575
Series EEE-RSA-1 6.05%, due 7/1/32	10,025,000	6,879,656
Series EEE 6.05%, due 7/1/32	1,225,000	837,594
Series YY-RSA-1 6.125%, due 7/1/40	24,095,000	16,565,312
Series YY 6.125%, due 7/1/40	22,010,000	15,076,850
Series EEE 6.25%, due 7/1/40	8,685,000	5,949,225
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1 3.30%, due 7/1/19 (e)(f)	800,000	524,000
Series ZZ-RSA-1 4.25%, due 7/1/20 (e)(f)	435,000	294,713
Series ZZ-RSA-1 4.375%, due 7/1/21 (e)(f)	25,000	17,000
Series CCC-RSA-1 4.375%, due 7/1/22 (e)(f)	115,000	78,200
Series ZZ-RSA-1 4.50%, due 7/1/23 (e)(f)	95,000	64,838
Series CCC-RSA-1 4.60%, due 7/1/24 (e)(f)	200,000	136,500
Series ZZ-RSA-1 4.625%, due 7/1/25 (e)(f)	65,000	44,363
Series CCC-RSA-1 4.625%, due 7/1/25 (e)(f)	235,000	160,388
Series XX-RSA-1 4.75%, due 7/1/26 (e)(f)	320,000	218,400
Series ZZ-RSA-1 4.75%, due 7/1/27 (e)(f)	405,000	276,413
Series A-RSA-1 4.80%, due 7/1/29 (e)(f)	690,000	470,925
Series TT-RSA-1 5.00%, due 7/1/20 (e)(f)	2,195,000	1,503,575
Series DDD-RSA-1 5.00%, due 7/1/20 (e)(f)	3,020,000	2,068,700
Series DDD-RSA-1 5.00%, due 7/1/21 (e)(f)	275,000	189,063
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	200,000	200,892
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,145,084
Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,607,480
Series TT-RSA-1 5.00%, due 7/1/23 (e)(f)	365,000	250,938
Series RR, Insured: NATL-RE 5.00%, due 7/1/24	115,000	115,868
Series SS, Insured: NATL-RE 5.00%, due 7/1/25	770,000	775,813
Series TT-RSA-1 5.00%, due 7/1/25 (e)(f)	810,000	556,875
Series CCC-RSA-1 5.00%, due 7/1/25 (e)(f)	575,000	395,312
Series TT-RSA-1 5.00%, due 7/1/26 (e)(f)	1,050,000	721,875
Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	150,993
Series TT-RSA-1 5.00%, due 7/1/27 (e)(f)	545,000	374,687
Series WW-RSA-1 5.00%, due 7/1/28 (e)(f)	1,155,000	794,062
Series TT-RSA-1 5.00%, due 7/1/32 (e)(f)	1,250,000	859,375
Series TT-RSA-1 5.00%, due 7/1/37 (e)(f)	1,620,000	1,113,750
Series A-RSA-1 5.00%, due 7/1/42 (e)(f)	4,525,000	3,110,937
Series A-RSA-1 5.05%, due 7/1/42 (e)(f)	300,000	206,250
Series ZZ-RSA-1 5.25%, due 7/1/20 (e)(f)	225,000	154,688
Series ZZ-RSA-1 5.25%, due 7/1/23 (e)(f)	620,000	427,025
Series AAA-RSA-1 5.25%, due 7/1/24 (e)(f)	3,000,000	2,070,000
Series ZZ-RSA-1 5.25%, due 7/1/26 (e)(f)	2,030,000	1,400,700
Series AAA-RSA-1 5.25%, due 7/1/26 (e)(f)	110,000	75,900
Series CCC-RSA-1 5.25%, due 7/1/26 (e)(f)	330,000	227,700
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	630,000	646,374
Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,850,000	3,945,133
Series AAA-RSA-1 5.25%, due 7/1/30 (e)(f)	985,000	679,650
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	352,776
Series WW-RSA-1 5.25%, due 7/1/33 (e)(f)	1,510,000	1,041,900
Series XX-RSA-1 5.25%, due 7/1/35 (e)(f)	2,265,000	1,562,850
Series XX-RSA-1 5.25%, due 7/1/40 (e)(f)	8,500,000	5,865,000
Series BBB 5.40%, due 7/1/28 (e)(f)	5,620,000	3,793,500
Series WW-RSA-1 5.50%, due 7/1/21 (e)(f)	245,000	169,663
Series WW-RSA-1 5.50%, due 7/1/38 (e)(f)	315,000	218,138
Series 2013A-RSA-1 6.75%, due 7/1/36 (e)(f)	1,730,000	1,215,325
Series 2013A-RSA-1 7.00%, due 7/1/40 (e)(f)	140,000	98,700
Series 2013A-RSA-1 7.00%, due 7/1/43 (e)(f)	2,000,000	1,410,000
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC (zero coupon), due 7/1/27	200,000	147,578
Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,070,000	1,076,452
Series A, Insured: AGM 4.75%, due 7/1/38	650,000	650,078
Insured: NATL-RE 5.00%, due 7/1/22	345,000	346,183
Insured: AGC 5.00%, due 7/1/23	2,870,000	2,887,880
Insured: NATL-RE 5.00%, due 7/1/28	460,000	460,635
Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,926,192
Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	9,835,597
Series CC, Insured: AGM 5.25%, due 7/1/32	4,500,000	4,917,600
Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,490,000	7,657,027
Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,039,218
Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,076,172
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,456,659
Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	7,882,275
Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	5,229,638
Series CC, Insured: AGC 5.50%, due 7/1/31	2,790,000	3,106,219
Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	517,703
Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series A 8.25%, due 5/1/17 (a)(e)(f)(g)	7,100,000	4,508,500
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,546,749
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,017,581
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,300
Insured: AGC 5.25%, due 7/1/33	680,000	683,971
Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	305,214
Puerto Rico Sales Tax Financing Corp., COFINA, Revenue Bonds Class 2 (zero coupon), due 8/1/54	516,302	97,958
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 (zero coupon), due 7/1/27	700,000	587,223
Series A-1 (zero coupon), due 7/1/29	682,000	536,407
Series A-1 (zero coupon), due 7/1/31	879,000	638,075
Series A-1 (zero coupon), due 7/1/33	990,000	663,666
Series A-2 4.329%, due 7/1/40	4,728,000	4,935,417
Series A-1 4.50%, due 7/1/34	725,000	765,912
Series A-2 4.536%, due 7/1/53	112,000	117,699
Series A-1 4.75%, due 7/1/53	31,723,000	33,797,684
Series A-2 4.784%, due 7/1/58	3,639,000	3,887,944
Series A-1 5.00%, due 7/1/58	99,527,000	107,792,717
		649,647,176
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,629,425
Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	611,623
Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,502,553
Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,453,118
Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	1,102,170
Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	681,130
Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	236,664
Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	298,953
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	750,000	821,618
Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,259
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds Series A 4.00%, due 10/1/44	1,500,000	1,681,935
Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	14,464,859
		24,549,307
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A 4.00%, due 4/1/54	1,160,000	1,136,800
Series A 5.00%, due 4/1/54	3,000,000	3,257,550
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	1,625,000	1,660,344
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A 5.00%, due 11/15/54	1,000,000	998,290
5.25%, due 11/15/47	5,375,000	5,508,461
South Carolina Public Service Authority, Revenue Bonds
Series B 2.75%, due 12/1/51 (c)	1,710,000	1,705,537
Series C 5.00%, due 12/1/46	5,900,000	6,665,820
Series E 5.00%, due 12/1/48	21,570,000	23,745,335
Series A 5.00%, due 12/1/50	4,660,000	5,319,250
Series B 5.00%, due 12/1/56	6,055,000	7,077,084
Series E 5.25%, due 12/1/55	13,900,000	16,199,477
Series A 5.50%, due 12/1/54	5,100,000	5,762,898
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds Series D 5.00%, due 12/1/43	5,570,000	5,892,614
		84,929,460
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,362,090

Tennessee 0.7%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	6,649,045
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A 5.00%, due 10/1/45	11,910,000	12,793,007
Series A 5.25%, due 10/1/58	9,000,000	10,021,230
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarine University Project, Revenue Bonds 5.00%, due 10/1/48	1,000,000	1,086,900
Metropolitan Nashville Airport Authority, Revenue Bonds Series B 5.00%, due 7/1/54 (b)	19,050,000	23,504,652
		54,054,834
Texas 5.5%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,300,000	3,414,774
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/23	1,000,000	966,560
(zero coupon), due 1/1/33	315,000	222,147
(zero coupon), due 1/1/34	3,275,000	2,228,179
(zero coupon), due 1/1/35	3,700,000	2,431,418
(zero coupon), due 1/1/36	2,000,000	1,266,020
(zero coupon), due 1/1/39	3,500,000	1,981,455
4.00%, due 1/1/41	6,250,000	6,644,750
5.00%, due 1/1/33	1,225,000	1,315,932
5.00%, due 1/1/42	2,340,000	2,485,946
5.00%, due 1/1/46	12,215,000	13,890,654
Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/42	12,000,000	13,138,680
City of Houston TX, Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	11,400,000	11,730,600
City of Lago Vista TX, Tessera on Lake Travis, Special Assessment 4.875%, due 9/1/50	1,250,000	1,260,838
Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,848,437
6.00%, due 8/15/43	3,500,000	3,910,900
Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,699,950
Danbury Higher Education Authority, Golden Rule School, Inc., Revenue Bonds Series A 4.00%, due 8/15/49	4,000,000	4,057,520
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,524,982
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds
4.00%, due 10/1/49	75,140,000	88,832,011
Series A 5.50%, due 4/1/53	600,000	699,654
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,734,675
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A 5.00%, due 6/1/33	900,000	930,087
Series A 5.00%, due 6/1/38	1,960,000	2,010,705
Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	427,795
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	882,063
Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	510,536
Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	551,068
Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	159,593
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	922,475
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	461,990
Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	110,874
Series A, Insured: AGM (zero coupon), due 11/15/34	2,035,000	1,203,051
Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	894,044
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	607,467
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	16,884,832
Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	622,825
Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	709,556
Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	250,943
Hemphill County Hospital District, Unlimited General Obligation 4.625%, due 2/1/39	2,765,000	3,026,320
Montgomery County Toll Road Authority, Revenue Bonds 5.00%, due 9/15/48	2,500,000	2,678,600
New Hope Cultural Education Facilities Corp., Collegiate Housing Denton Women's University Dining Project, Revenue Bonds Insured: AGM 4.00%, due 7/1/48	1,000,000	1,062,640
New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,439,290
New Hope Cultural Education Facilities Corp., Cumberland Academy Project, Revenue Bonds Series A 5.00%, due 8/15/40 (a)	5,000,000	5,202,600
New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds (a)
Series A 5.00%, due 8/15/36	5,000,000	5,040,850
Series A 5.125%, due 8/15/47	2,085,000	2,097,322
New Hope Cultural Education Facilities Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds Series A-1 5.00%, due 12/1/54	3,770,000	3,958,915
New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,020,446
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds Series A 5.50%, due 7/1/54	1,500,000	1,422,870
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds 5.00%, due 1/1/55	1,500,000	1,429,050
North East Texas Regional Mobility Authority, Revenue Bonds
Series B 5.00%, due 1/1/41	6,000,000	6,512,040
Series B 5.00%, due 1/1/46	3,535,000	3,805,215
North Texas Tollway Authority, Revenue Bonds 5.00%, due 1/1/50	1,750,000	2,089,045
Port Beaumont Navigation District Dock & Wharf Facilities, Jefferson Gulf Coast Energy Project, Revenue Bonds (a)(b)
Series A 3.625%, due 1/1/35	2,595,000	2,593,495
Series A 4.00%, due 1/1/50	9,930,000	9,977,565
Port Freeport, Senior Lien, Revenue Bonds (b)
Series A 4.00%, due 6/1/38	1,650,000	1,902,219
Series A 4.00%, due 6/1/39	1,620,000	1,862,595
Port of Port Arthur Navigation District, Unlimited General Obligation 4.00%, due 3/1/47 (b)	4,450,000	4,942,259
Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	6,250,000	6,893,125
San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,001,970
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,549,755
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series B 5.00%, due 11/15/40	1,250,000	1,405,787
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,785,285
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds
Series A 4.00%, due 12/31/38	6,135,000	6,877,764
Series A 4.00%, due 12/31/39	5,000,000	5,590,100
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds (b)
5.00%, due 6/30/58	66,700,000	78,079,020
Senior Lien 6.75%, due 6/30/43	11,700,000	13,405,860
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, Blueridge Transportation Group LLC, Revenue Bonds (b)
5.00%, due 12/31/50	5,235,000	5,524,495
5.00%, due 12/31/55	10,390,000	10,935,683
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	3,080,000	3,094,876
7.50%, due 6/30/33	750,000	753,900
Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	400,496
Texas Transportation Commission, First Tier, State Highway 249, Revenue Bonds Series A 5.00%, due 8/1/57	10,000,000	11,399,000
Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,016,420
		417,202,858
U.S. Virgin Islands 1.4%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,600,000	14,217,216
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 4.00%, due 10/1/22	1,280,000	1,236,314
Series C 5.00%, due 10/1/22	8,515,000	8,269,172
Series B 5.00%, due 10/1/25	2,825,000	2,686,914
Series A 5.00%, due 10/1/29	9,215,000	8,757,475
Series B 5.25%, due 10/1/29	6,410,000	6,090,269
Subseries A 6.00%, due 10/1/39	800,000	736,672
Series A 6.625%, due 10/1/29	3,105,000	2,998,871
Series A 6.75%, due 10/1/37	12,910,000	12,439,301
Virgin Islands Public Finance Authority, Revenue Bonds
Series C 5.00%, due 10/1/20	2,000,000	1,994,320
Series C 5.00%, due 10/1/30	17,270,000	15,825,710
Series A 5.00%, due 10/1/34	2,600,000	2,353,286
Series C 5.00%, due 10/1/39	9,910,000	8,870,837
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	19,240,000	18,392,286
Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	1,008,493
		105,877,136
Utah 0.3%
Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	731,598
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,305,130
4.00%, due 10/15/42	1,970,000	2,063,477
Series A 5.00%, due 10/15/32	1,615,000	1,793,021
Series A 5.00%, due 10/15/34	3,385,000	3,733,994
Series A 5.00%, due 10/15/37	1,100,000	1,202,663
Series A 5.00%, due 10/15/40	4,130,000	4,486,254
Series A 5.375%, due 10/15/40	6,260,000	6,947,473
		23,263,610
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	515,730
Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,683,820
		4,199,550
Virginia 2.0%
Farmville Industrial Development Authority Facilities, Longwood University Student Project, Revenue Bonds
Series A 5.00%, due 1/1/48	7,000,000	7,542,080
Series A 5.00%, due 1/1/55	16,000,000	17,156,000
Series A 5.00%, due 1/1/59	7,605,000	8,170,280
Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,232,186
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds 5.00%, due 9/1/48	3,705,000	4,206,657
Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	2,575,000	2,597,583
Norfolk Redevelopment and Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B 4.00%, due 1/1/25	1,200,000	1,200,024
Series A 5.25%, due 1/1/54	3,300,000	3,424,839
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds Series A 4.00%, due 9/1/48	4,890,000	4,946,479
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	1,028,030
5.00%, due 4/1/49	1,000,000	1,123,340
Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	2,017,060
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	29,205,000	29,210,257
Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	1,945,000	1,959,296
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	18,245,000	19,166,920
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,368,800
Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds (b)
5.00%, due 12/31/52	12,160,000	13,642,182
5.00%, due 12/31/56	17,040,000	19,049,527
		149,041,540
Washington 0.6%
Pend Oreille County Public Utility, District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	3,067,650
5.00%, due 1/1/48	5,430,000	5,915,225
Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,878,856
Washington Higher Educational Facilities Authority, Seattle Pacific University Project, Revenue Bonds 5.00%, due 10/1/45	3,800,000	4,551,336
Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,281,130
Washington State Convention Center Public Facilities District, Revenue Bonds 4.00%, due 7/1/58	8,250,000	8,445,195
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,035,790
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,526,112
5.50%, due 12/1/33	2,070,000	2,214,651
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	101,201
4.00%, due 12/1/37	290,000	293,373
		43,310,519
West Virginia 0.4%
Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	3,976,880
Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (a)	4,000,000	4,187,080
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A 4.00%, due 1/1/37	5,125,000	5,742,563
Series A 4.00%, due 1/1/38	2,500,000	2,773,175
Series A 4.125%, due 1/1/47	13,650,000	14,918,631
		31,598,329
Wisconsin 2.4%
Public Finance Authority Education Revenue, Coral Academy of Science Las Vegas, Revenue Bonds Series A 5.00%, due 7/1/48	2,000,000	2,266,260
Public Finance Authority Education Revenue, Guilford College, Revenue Bonds Series A 5.00%, due 1/1/48	11,495,000	11,376,027
Public Finance Authority Education Revenue, Wilson Preparatory Academy, Revenue Bonds Series A 5.00%, due 6/15/49 (a)	1,100,000	1,112,749
Public Finance Authority Educational Facilities, Lake Erie College Project, Revenue Bonds Series A 5.875%, due 10/1/54 (a)	2,000,000	2,014,600
Public Finance Authority Educational Facilities, Wingate University, Revenue Bonds Series A 5.25%, due 10/1/38	3,250,000	3,634,345
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds 6.75%, due 11/1/24 (a)	10,000,000	9,897,400
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM 4.00%, due 7/1/50	1,000,000	1,096,360
Series A, Insured: AGM 4.00%, due 7/1/55	1,250,000	1,365,775
Series A, Insured: AGM 4.00%, due 7/1/59	1,600,000	1,748,096
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds Series A 5.00%, due 6/1/36 (a)	750,000	805,920
Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,078,340
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A 4.00%, due 1/1/46	2,955,000	2,775,159
Series A 4.00%, due 1/1/52	12,085,000	11,054,754
Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
Series A 4.75%, due 12/1/35	1,150,000	1,223,692

Series A 5.00%, due 12/1/45	3,200,000	3,407,648
Series A 5.15%, due 12/1/50	2,250,000	2,397,105
Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46 (a)	1,000,000	1,054,770
Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	6,160,000	6,296,629
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds Series A-2 7.00%, due 1/1/50 (a)	13,990,000	13,045,955
Public Finance Authority, National Gypsum Co., Revenue Bonds 4.00%, due 8/1/35 (b)	4,000,000	3,825,720
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A 5.00%, due 6/1/44	1,350,000	1,408,657
Series A 5.00%, due 6/1/49	7,125,000	7,396,534
Series B 5.00%, due 6/1/49	2,720,000	2,823,659
Public Finance Authority, Nevada State College, Revenue Bonds 5.00%, due 5/1/55 (a)	7,100,000	7,141,961
Public Finance Authority, North Carolina Leadership Academy, Revenue Bonds 4.00%, due 6/15/29 (a)	325,000	331,461
Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
5.00%, due 4/1/30 (a)	700,000	773,766
5.00%, due 4/1/40 (a)	300,000	324,573
5.00%, due 4/1/50 (a)	1,000,000	1,065,380
5.50%, due 4/1/32	1,250,000	1,293,550
5.875%, due 4/1/45	6,650,000	7,207,070
Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,385,700
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A 5.00%, due 10/1/29	3,000,000	3,330,000
Series A 5.00%, due 10/1/39	17,000,000	18,224,680
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds Series A 4.00%, due 10/1/49	7,000,000	7,713,300
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)(b)	1,670,000	1,739,088
Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44 (a)	1,400,000	1,490,314
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B (zero coupon), due 1/1/60	70,000,000	4,704,700
Series A-1 5.00%, due 1/1/55	4,295,000	4,385,023
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc. Revenue Bonds Series A 5.00%, due 7/1/49	2,400,000	2,747,496
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,138,772
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3 2.25%, due 11/1/26	3,000,000	2,879,370
Series B-2 2.55%, due 11/1/27	3,000,000	2,905,020
		176,887,378
Wyoming 0.0% ‡
West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	520,465
Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	947,512
		1,467,977
Total Long-Term Municipal Bonds (Cost $6,126,129,734)		6,527,213,403

Short-Term Municipal Notes 5.2%
Arkansas 0.1%
Tender Option Bond Trust Receipts, Limited General Obligation Series 2020-XF0954 0.21%, due 6/1/50 (a)(h)	8,000,000	8,000,000

California 2.5%
Bay Area Toll Authority, Revenue Bonds (h)
Series E1 0.11%, due 4/1/45	25,000,000	25,000,000
Series G1 0.12%, due 4/1/47	23,330,000	23,330,000
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds Series B 0.918%, due 7/1/27 (h)	35,335,000	34,727,591
Nuveen AMT-Free Quality Municipal Income Fund Series A 0.92%, due 9/11/26 (h)	20,000,000	20,000,000
Nuveen Enhanced Dividend Advantage Mutual Fund Series A 0.92%, due 3/1/40 (h)	38,000,000	38,000,000
Regents of the University of California Medical Center Pooled, Revenue Bonds Series O-2 0.14%, due 5/15/45 (h)	10,000,000	10,000,000
Sacramento Transportation Authority, Revenue Bonds Series A 0.11%, due 10/1/38 (h)	16,100,000	16,100,000
State of California, Unlimited General Obligation Series B 0.10%, due 5/1/33 (h)	10,525,000	10,525,000
University of California, Revenue Bonds Series AL-4 0.10%, due 5/15/48 (h)	8,625,000	8,625,000
		186,307,591
Florida 0.2%
Lee Memorial Health Systems, Revenue Bonds Series B 0.57%, due 4/1/49 (h)	14,000,000	14,000,000

Illinois 0.3%
Illinois Finance Authority, Northshore University Health System, Revenue Bonds Series C 0.17%, due 8/15/49 (h)	9,575,000	9,575,000
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds 0.17%, due 8/15/42 (h)	15,700,000	15,700,000
		25,275,000
Kentucky 0.1%
County of Meade KY, Nucor Corp., Revenue Bonds 0.31%, due 7/1/60 (b)(h)	8,160,000	8,160,000

Massachusetts 0.2%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.16%, due 10/1/42 (h)	7,000,000	7,000,000
Massachusetts Health & Educational Facilities Authority, Tufts University, Revenue Bonds Series N-2 0.16%, due 8/15/34 (h)	11,200,000	11,200,000
		18,200,000
Minnesota 0.1%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A-II, Insured: AGM 0.14%, due 8/15/37 (h)	7,385,000	7,385,000

Nevada 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds Series 2019-XF2806 0.20%, due 7/1/49 (a)(h)	5,000,000	5,000,000

New Jersey 0.9%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 0.82%, due 1/1/24 (h)	66,500,000	66,180,135

Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 0.718%, due 7/1/29 (h)	4,065,000	3,597,525

Texas 0.5%
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (h)
Series A-2 0.17%, due 12/1/41	16,855,000	16,855,000
Series A-1 0.17%, due 12/1/41	23,775,000	23,775,000
		40,630,000
Utah 0.2%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds (h)
Series C 0.15%, due 5/15/36	11,180,000	11,180,000
Series D 0.15%, due 5/15/36	1,810,000	1,810,000
		12,990,000
Virginia 0.0% ‡
Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.18%, due 7/1/30 (h)	60,000	60,000

Total Short-Term Municipal Notes (Cost $396,412,048)		395,785,251

Total Municipal Bonds (Cost $6,522,541,782)		6,922,998,654

	Shares
Closed-End Funds 0.7%
California 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	528,017	7,746,009

Massachusetts 0.1%
DWS Municipal Income Trust	124,496	1,419,254
Eaton Vance Municipal Bond Fund	154,604	2,046,957
Pioneer Municipal High Income Trust	217,046	2,604,552
		6,070,763
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	153,902	2,191,565

Multi-State 0.3%
BlackRock Investment Quality Municipal Trust, Inc.	23,715	399,123
BlackRock Muni Intermediate Duration Fund, Inc.	195,798	2,784,248
BlackRock Municipal 2030 Target Term Trust	296,719	7,352,697
BlackRock Municipal Income Investment Quality Trust	32,833	487,570
BlackRock MuniEnhanced Fund, Inc.	359,090	4,255,216
BlackRock MuniHoldings Fund II, Inc.	14,740	223,901
BlackRock MuniHoldings Investment Quality Fund	70,458	967,388
BlackRock MuniHoldings Quality Fund, Inc.	97,279	1,269,491
BlackRock MuniYield Quality Fund II, Inc.	507,425	6,779,198
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	17,128	234,996
Pioneer Municipal High Income Advantage Trust	106,250	1,194,250
		25,948,078
New Jersey 0.1%
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	360,817	5,127,210

New York 0.1%
BlackRock MuniHoldings New York Quality Fund, Inc.	200,137	2,781,904
BlackRock MuniYield New York Quality Fund, Inc.	86,209	1,143,132
BlackRock New York Municipal Fund	15,812	227,685
BlackRock New York Municipal Income Trust	22,991	324,173
		4,476,894
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	36,858	469,571

Total Closed-End Funds (Cost $50,404,553)		52,030,090

Total Investments (Cost $6,572,946,335)	92.5%	6,975,028,744
Other Assets, Less Liabilities	7.5	565,393,284
Net Assets	100.0%	$7,540,422,028

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(e)	Issue in non-accrual status.
(f)	Issue in default.
(g)	Illiquid security - As of July 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $6,253,100, which represented 0.1% of the Fund's net assets.
(h)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
United States Treasury Long Bond	(250)	September 2020	$(44,392,576)	$(45,570,313)	$(1,177,737)

1.	As of July 31, 2020, cash in the amount of $1,175,000 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CHF	—Collegiate Housing Foundation
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$6,527,213,403	$—	$6,527,213,403
Short-Term Municipal Notes	—	395,785,251	—	395,785,251
Total Municipal Bonds	—	6,922,998,654	—	6,922,998,654
Closed-End Funds	52,030,090	—	—	52,030,090
Total Investments in Securities	$52,030,090	$6,922,998,654	$—	$6,975,028,744

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(1,177,737)	$—	$—	$(1,177,737)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Opportunities Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 94.3% †
Australia 6.0%
Accent Group, Ltd. (Specialty Retail)	608,468	$604,260
Ampol, Ltd. (Oil, Gas & Consumable Fuels)	15,087	283,270
ASX, Ltd. (Capital Markets)	10	590
Austal, Ltd. (Aerospace & Defense)	168,323	396,853
BHP Group PLC (Metals & Mining)	42,695	924,942
Castile Resources, Ltd. (Metals & Mining) (a)(b)	81,468	15,133
Challenger, Ltd. (Diversified Financial Services)	246,375	763,938
Codan, Ltd. (Electronic Equipment, Instruments & Components) (c)	184,056	1,084,865
Commonwealth Bank of Australia (Banks)	16,096	818,785
CSR, Ltd. (Construction Materials)	314,827	784,999
Data#3, Ltd. (IT Services)	25	101
Domino's Pizza Enterprises, Ltd. (Hotels, Restaurants & Leisure)	22,280	1,176,655
Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance)	562,135	680,741
IGO, Ltd. (Metals & Mining)	3,114	10,234
JB Hi-Fi, Ltd. (Specialty Retail) (a)	9	294
Lendlease Corp., Ltd. (Real Estate Management & Development)	56,438	457,656
McMillan Shakespeare, Ltd. (Professional Services)	80,665	508,306
Mesoblast, Ltd. (Biotechnology) (a)(b)	163,816	442,405
Metcash, Ltd. (Food & Staples Retailing)	500,708	969,451
Nickel Mines, Ltd. (Metals & Mining) (b)	198,601	82,297
Pendal Group, Ltd. (Capital Markets)	189,770	789,083
Perseus Mining, Ltd. (Metals & Mining) (b)	15	16
Qantas Airways, Ltd. (Airlines)	617,335	1,424,608
Ramelius Resources, Ltd. (Metals & Mining)	786,015	1,224,219
Scentre Group (Equity Real Estate Investment Trusts)	1,076,229	1,568,580
Sigma Healthcare, Ltd. (Health Care Providers & Services)	785,460	373,179
Temple & Webster Group, Ltd. (Internet & Direct Marketing Retail) (b)	58,607	314,876
Woolworths Group, Ltd. (Food & Staples Retailing)	3	83
		15,700,419
Austria 1.1%
ANDRITZ A.G. (Machinery)	16,119	540,761
BAWAG Group A.G. (Banks) (b)(c)(d)	26,622	970,887
OMV A.G. (Oil, Gas & Consumable Fuels) (b)(c)	40,172	1,264,407
Raiffeisen Bank International A.G. (Banks)	12,075	206,956
		2,983,011
Belgium 2.4%
Ageas S.A./N.V. (Insurance)	40,760	1,529,223
Colruyt S.A. (Food & Staples Retailing)	25,608	1,494,975
D'ieteren S.A. / N.V. (Distributors)	11,910	644,651
Euronav N.V. (Oil, Gas & Consumable Fuels)	52,764	509,658
Galapagos N.V. (Biotechnology) (a)(b)	8,373	1,554,406
Proximus S.A. (Diversified Telecommunication Services)	13,843	285,524
Telenet Group Holding N.V. (Media)	7,875	306,120
		6,324,557
China 0.7%
FIH Mobile, Ltd. (Electronic Equipment, Instruments & Components) (a)(b)	5,756,000	638,706
Prosus N.V. (Internet & Direct Marketing Retail) (b)	3,382	327,072
Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,438,000	957,620
		1,923,398
Denmark 4.0%
Carlsberg A/S, Class B (Beverages)	6,218	912,777
Chemometec A/S (Life Sciences Tools & Services)	5,595	317,732
D/S Norden A/S (Marine)	35,759	535,109
Genmab A/S (Biotechnology) (b)	4,374	1,493,818
Novo Nordisk A/S, Class B (Pharmaceuticals) (c)	15,098	995,675
Pandora A/S (Textiles, Apparel & Luxury Goods)	26,359	1,668,260
Scandinavian Tobacco Group A/S (Tobacco) (d)	70,770	1,039,994
Vestas Wind Systems A/S (Electrical Equipment) (c)	21,640	2,778,897
Zealand Pharma A/S (Biotechnology) (b)	25,580	883,729
		10,625,991
Finland 0.5%
Tokmanni Group Corp. (Multiline Retail)	11,827	221,513
Valmet OYJ (Machinery)	38,184	1,066,449
		1,287,962
France 7.9%
Air Liquide S.A. (Chemicals)	1,062	174,637
BioMerieux (Health Care Equipment & Supplies)	8,481	1,373,652
BNP Paribas S.A. (Banks) (b)	2,796	112,360
Bollore S.A. (Entertainment)	94,003	313,368
Chargeurs S.A. (Textiles, Apparel & Luxury Goods)	9,951	164,339
Cie de Saint-Gobain (Building Products) (b)(c)	64,196	2,357,067
CNP Assurances (Insurance) (b)	117,694	1,412,718
Credit Agricole S.A. (Banks) (b)	139,126	1,331,718
Derichebourg S.A. (Commercial Services & Supplies)	4,927	14,231
Eiffage S.A. (Construction & Engineering) (b)	4,254	370,814
Eutelsat Communications S.A. (Media)	110,592	1,116,430
Iliad S.A. (Diversified Telecommunication Services) (a)	7,053	1,382,466
IPSOS (Media)	11,415	300,525
Klepierre S.A. (Equity Real Estate Investment Trusts)	81,475	1,400,254
Mersen S.A. (Electrical Equipment) (b)	11,738	313,177
Natixis S.A. (Capital Markets) (b)	458,579	1,110,077
Orange S.A. (Diversified Telecommunication Services)	145,133	1,694,551
Publicis Groupe S.A. (Media)	19,410	623,045
Quadient (Technology Hardware, Storage & Peripherals)	39,982	588,710
Sartorius Stedim Biotech (Life Sciences Tools & Services)	7,881	2,450,825
Teleperformance S.E. (Professional Services)	7,790	2,269,283
Television Francaise 1 (Media) (b)	11,673	66,936
		20,941,183
Germany 6.0%
Aroundtown S.A. (Real Estate) (b)	18,005	108,336
Aurubis A.G. (Metals & Mining)	15,934	1,060,850
BASF S.E. (Chemicals)	4,060	223,868
Borussia Dortmund GmbH & Co. KGaA (Entertainment)	36,503	241,223
Corestate Capital Holding S.A. (Real Estate) (b)	24,346	515,351
Covestro A.G. (Chemicals) (c)(d)	23,527	910,670
Delivery Hero S.E. (Internet & Direct Marketing Retail) (b)(d)	5,998	690,708
DWS Group GmbH & Co. KGaA (Capital Markets) (d)	28,156	1,055,852
Encavis A.G. (Independent Power & Renewable Electricity Producers)	28,958	455,724
GEA Group A.G. (Machinery) (c)	3,327	120,040
HelloFresh S.E. (Internet & Direct Marketing Retail) (b)	8,969	488,316
Hornbach Holding A.G. & Co. KGaA (Specialty Retail)	6,937	667,607
KION Group A.G. (Machinery)	2,675	205,446
Merck KGaA (Pharmaceuticals)	6	764
Siemens A.G., Registered (Industrial Conglomerates)	13,231	1,688,218
Siemens Healthineers A.G. (Health Care Equipment & Supplies) (d)	3,508	181,633
Takkt A.G. (Internet & Direct Marketing Retail) (b)	18,972	233,314
TeamViewer A.G. (Software) (b)(d)	32,736	1,764,184
Uniper S.E. (Independent Power & Renewable Electricity Producers)	12,680	438,533
Varta A.G. (Electrical Equipment) (a)(b)	4,107	459,111
Vonovia S.E. (Real Estate) (c)	36,030	2,341,925
Zalando S.E. (Internet & Direct Marketing Retail) (b)(d)	28,167	2,031,903
		15,883,576
Hong Kong 2.6%
AIA Group, Ltd. (Insurance)	207,800	1,878,171
CK Life Sciences Int'l Holdings, Inc. (Biotechnology) (a)	2,000	263
First Pacific Co., Ltd. (Diversified Financial Services)	2,036,000	425,573
Haitong International Securities Group, Ltd. (Capital Markets) (a)	2,894,000	780,416
Shun Tak Holdings, Ltd. (Industrial Conglomerates)	2,804,000	1,009,401
United Laboratories International Holdings, Ltd. (Pharmaceuticals)	1,158,000	1,078,766
WH Group, Ltd. (Food Products) (d)	1,962,500	1,744,659
		6,917,249
Ireland 0.7%
AerCap Holdings N.V. (Trading Companies & Distributors) (b)	38,200	1,028,726
Greencore Group PLC (Food Products)	509,435	852,902
		1,881,628
Israel 0.9%
Ashtrom Group, Ltd. (Construction & Engineering)	16,578	195,726
Check Point Software Technologies, Ltd. (Software) (b)	17,100	2,143,485
Sella Capital Real Estate, Ltd. (Real Estate)	22	35
		2,339,246
Italy 2.9%
Anima Holding S.p.A (Capital Markets) (d)	81,516	365,651
ASTM S.p.A. (Transportation Infrastructure) (b)	21,539	456,186
Azimut Holding S.p.A. (Capital Markets)	44,210	835,839
Banca IFIS S.p.A. (Diversified Financial Services) (b)	68,431	698,874
DiaSorin S.p.A. (Health Care Equipment & Supplies)	5,369	1,049,853
EL.En. S.p.A. (Health Care Equipment & Supplies) (b)	15,191	399,042
Enel S.p.A. (Electric Utilities)	74,796	680,971
Intesa Sanpaolo S.p.A. (Banks) (b)	115,701	232,674
Leonardo S.p.A. (Aerospace & Defense)	124,562	793,798
Telecom Italia S.p.A. (Diversified Telecommunication Services)	1,098,564	438,426
Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	118,834	882,718
Unipol Gruppo S.p.A. (Insurance) (b)	212,662	885,286
		7,719,318
Japan 23.9%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	16,500	888,479
AGC, Inc. (Building Products)	3,600	100,598
Air Water, Inc. (Chemicals)	43,200	557,064
Amada Co., Ltd. (Machinery)	16,100	107,835
Aoyama Trading Co., Ltd. (Specialty Retail)	32,500	173,161
Astellas Pharma, Inc. (Pharmaceuticals)	80,100	1,248,548
Chubu Electric Power Co., Inc. (Electric Utilities)	60,500	716,993
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	14,400	644,262
Dai Nippon Printing Co., Ltd. (Commercial Services & Supplies)	37,800	819,170
Daiichi Sankyo Co, Ltd. (Pharmaceuticals)	1,400	122,443
Daikin Industries, Ltd. (Building Products)	300	52,288
Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	19,200	422,979
Daiwa Securities Group, Inc. (Capital Markets)	209,600	918,751
Dentsu Group, Inc. (Media)	38,700	858,416
Electric Power Development Co., Ltd. (Independent Power & Renewable Electricity Producers)	50,100	679,170
FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,700	120,315
Fujitsu, Ltd. (IT Services)	10,300	1,373,917
Fukuoka Financial Group, Inc. (Banks)	53,900	779,565
Hikari Tsushin, Inc. (Specialty Retail)	2,400	516,934
Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	42,000	1,241,094
Honda Motor Co., Ltd. (Automobiles)	15,500	369,581
Hulic Co., Ltd. (Real Estate Management & Development)	76,800	657,322
Iida Group Holdings Co., Ltd. (Household Durables)	34,700	533,670
INPEX Corp. (Oil, Gas & Consumable Fuels)	121,900	689,909
ITOCHU Corp. (Trading Companies & Distributors)	58,700	1,275,424
Japan Post Insurance Co., Ltd. (Insurance)	62,800	828,197
Japan Tobacco, Inc. (Tobacco)	59,000	1,009,948
JGC Holdings Corp. (Construction & Engineering)	46,300	465,384
Kansai Electric Power Co., Inc. (Electric Utilities)	66,000	624,430
Kao Corp. (Personal Products)	1,100	79,350
KDDI Corp. (Wireless Telecommunication Services) (c)	58,100	1,788,748
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,700	710,160
Kirin Holdings Co., Ltd. (Beverages)	16,400	315,125
Kurabo Industries, Ltd. (Textiles, Apparel & Luxury Goods)	4,700	86,359
Lawson, Inc. (Food & Staples Retailing)	1,000	49,596
Lion Corp. (Household Products) (a)	8,400	216,557
LIXIL Group Corp. (Building Products)	62,100	824,832
Marubeni Corp. (Trading Companies & Distributors)	97,900	448,552
Mazda Motor Corp. (Automobiles)	17,600	98,263
Mebuki Financial Group, Inc. (Banks)	360,100	796,027
MedPeer, Inc. (Health Care Technology) (b)	2,400	75,273
Megachips Corp. (Semiconductors & Semiconductor Equipment)	13,500	256,851
MEIJI Holdings Co., Ltd. (Food Products)	2,300	179,472
Mitsubishi Chemical Holdings Corp. (Chemicals)	1,400	7,483
Mitsubishi Corp. (Trading Companies & Distributors)	47,300	947,072
Mitsubishi Gas Chemical Co., Inc. (Chemicals)	54,400	856,689
Mitsubishi Heavy Industries, Ltd. (Machinery)	30,700	709,532
Mitsubishi UFJ Financial Group, Inc. (Banks)	283,000	1,051,208
Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services)	143,500	603,254
Mitsui & Co., Ltd. (Trading Companies & Distributors)	78,500	1,167,248
Monex Group, Inc. (Capital Markets) (a)	117,200	252,436
MS&AD Insurance Group Holdings, Inc. (Insurance)	17,900	445,746
NEC Corp. (IT Services)	20,000	1,112,843
Nexon Co., Ltd. (Entertainment)	43,100	1,111,549
Nintendo Co., Ltd. (Entertainment)	600	263,228
Nippon Express Co., Ltd. (Road & Rail)	1,400	66,260
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	52,400	1,209,573
Nomura Holdings, Inc. (Capital Markets)	229,200	1,060,311
NTT Data Corp. (IT Services)	80,100	901,224
NTT DOCOMO, Inc. (Wireless Telecommunication Services)	38,100	1,046,486
Obayashi Corp. (Construction & Engineering)	14,200	125,829
ORIX Corp. (Diversified Financial Services)	92,000	987,313
Osaka Gas Co., Ltd. (Gas Utilities)	7,500	137,736
Otsuka Corp. (IT Services)	17,200	887,176
Otsuka Holdings Co., Ltd. (Pharmaceuticals)	9,200	379,803
Recruit Holdings Co., Ltd. (Professional Services)	2,800	86,443
Resona Holdings, Inc. (Banks)	59,700	193,896
Ryobi, Ltd. (Machinery)	15,100	143,361
SBI Holdings, Inc. (Capital Markets)	25,500	531,656
Sekisui House, Ltd. (Household Durables) (a)	12,100	219,241
Seven & i Holdings Co., Ltd. (Food & Staples Retailing)	39,700	1,202,382
Shin-Etsu Chemical Co., Ltd. (Chemicals)	500	57,980
Showa Denko K.K. (Chemicals)	39,300	807,867
SoftBank Corp. (Wireless Telecommunication Services)	85,800	1,146,513
Sony Corp. (Household Durables)	35,900	2,738,920
Square Enix Holdings Co., Ltd. (Entertainment)	14,300	761,910
Subaru Corp. (Automobiles)	13,200	248,712
SUMCO Corp. (Semiconductors & Semiconductor Equipment)	56,300	858,953
Sumitomo Chemical Co., Ltd. (Chemicals)	172,000	492,334
Sumitomo Mitsui Financial Group, Inc. (Banks)	51,400	1,359,596
Suntory Beverage & Food, Ltd. (Beverages)	2,800	105,144
T&D Holdings, Inc. (Insurance)	95,100	775,318
TAISEI Corp. (Construction & Engineering)	25,400	868,622
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	9,800	347,728
Tokyo Electron, Ltd. (Semiconductors & Semiconductor Equipment)	3,400	925,039
Toppan Printing Co., Ltd. (Commercial Services & Supplies)	48,900	731,271
Tosoh Corp. (Chemicals)	59,300	791,003
Toyo Suisan Kaisha, Ltd. (Food Products)	1,800	108,828
Toyota Motor Corp. (Automobiles)	45,600	2,678,146
Trend Micro, Inc. (Software)	2,600	151,056
Tsuruha Holdings, Inc. (Food & Staples Retailing)	700	96,481
Uchida Yoko Co., Ltd. (Commercial Services & Supplies)	4,700	281,942
Unicharm Corp. (Household Products)	8,100	364,081
Welcia Holdings Co., Ltd. (Food & Staples Retailing)	9,800	898,021
Yamada Denki Co., Ltd. (Specialty Retail)	175,600	758,105
Yamaha Motor Co., Ltd. (Automobiles)	57,100	828,005
Yamato Holdings Co., Ltd. (Air Freight & Logistics)	6,300	160,394
Yamazaki Baking Co., Ltd. (Food Products) (a)	2,400	40,085
Z Holdings Corp. (Interactive Media & Services)	217,200	1,142,888
		62,952,932
Jordan 0.6%
Hikma Pharmaceuticals PLC (Pharmaceuticals)	58,554	1,647,914

Luxembourg 0.2%
APERAM S.A. (Metals & Mining)	22,817	646,130

Netherlands 5.6%
Aegon N.V. (Insurance)	483,725	1,427,929
ASM International N.V. (Semiconductors & Semiconductor Equipment)	6,477	976,206
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	5,400	1,906,372
EXOR N.V. (Diversified Financial Services)	11,406	640,212
Flow Traders (Capital Markets) (d)	26,970	991,203
ING Groep N.V. (Banks)	149,004	1,034,862
NIBC Holding N.V. (Banks) (d)	4,530	39,007
NN Group N.V. (Insurance)	49,500	1,807,565
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	172,830	2,537,446
Signify N.V. (Electrical Equipment) (b)(d)	38,666	1,154,607
Wolters Kluwer N.V. (Professional Services)	26,958	2,123,152
		14,638,561
New Zealand 0.9%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	83,793	2,000,574
Mercury NZ, Ltd. (Electric Utilities)	111,204	344,415
Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	8	26
		2,345,015
Norway 0.6%
Austevoll Seafood ASA (Food Products)	2	17
Elkem ASA (Chemicals) (d)	127,420	240,929
Europris ASA (Multiline Retail) (d)	219,286	1,071,633
Orkla ASA (Food Products)	28,048	275,800
		1,588,379
Russia 0.5%
Petropavlovsk PLC (Metals & Mining) (a)(b)	2,484,583	1,177,339

Singapore 2.1%
AEM Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	360,400	936,411
Best World International, Ltd. (Personal Products) (a)(e)	618,500	612,198
BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (d)	311,326	1,274,467
Golden Agri-Resources, Ltd. (Food Products)	100	11
Hi-P International, Ltd. (Electronic Equipment, Instruments & Components) (a)	389,400	362,760
Riverstone Holdings, Ltd. (Health Care Equipment & Supplies)	456,000	1,247,860
Singapore Exchange, Ltd. (Capital Markets)	74,600	443,582
Yanlord Land Group, Ltd. (Real Estate Management & Development)	802,100	712,199
		5,589,488
South Africa 0.6%
Anglo American PLC (Metals & Mining) (c)	67,637	1,655,816

Spain 1.1%
Banco Bilbao Vizcaya Argentaria S.A. (Banks)	199,007	618,167
Banco Santander S.A. (Banks) (b)	59,275	126,282
Grifols S.A. (Biotechnology)	2,604	75,764
Industria de Diseno Textil S.A. (Specialty Retail)	3,403	90,273
Pharma Mar S.A. (Biotechnology)	8,102	849,872
Repsol S.A. (Oil, Gas & Consumable Fuels)	129,160	1,001,108
		2,761,466
Sweden 4.4%
Arjo A.B., Class B (Health Care Equipment & Supplies)	194,057	1,197,896
Atlas Copco A.B., Class B (Machinery)	37,674	1,450,271
Bactiguard Holding A.B. (Health Care Equipment & Supplies) (b)	4,229	90,790
Betsson A.B. (Hotels, Restaurants & Leisure) (b)	130,080	974,826
BHG Group A.B. (Internet & Direct Marketing Retail) (b)	39,849	493,784
Bilia A.B., Class A (Specialty Retail) (b)	83,875	816,750
Eolus Vind A.B., Class B (Construction & Engineering) (a)	18,390	276,888
Evolution Gaming Group A.B. (Hotels, Restaurants & Leisure) (a)(d)	25,725	1,753,225
Fortnox A.B. (Software) (b)	19,912	586,227
Husqvarna A.B., B Shares (Household Durables)	134,102	1,275,300
Inwido A.B. (Building Products) (b)	62,559	577,832
Lindab International A.B. (Building Products)	6,906	106,969
Paradox Interactive A.B. (Entertainment)	9,057	226,108
Sectra A.B., Class B (Health Care Equipment & Supplies) (b)	3,503	239,776
Sinch A.B. (Software) (b)(d)	3,189	248,428
Stillfront Group A.B. (Entertainment) (b)	11,679	1,131,946
Swedish Match A.B. (Tobacco)	1,104	84,620
		11,531,636
Switzerland 7.6%
ALSO Holding A.G., Registered (Electronic Equipment, Instruments & Components)	4,047	1,053,180
Credit Suisse Group A.G., Registered (Capital Markets)	42,079	446,947
Ferrexpo PLC (Metals & Mining)	463,289	1,077,047
Givaudan S.A. (Chemicals)	145	596,299
Implenia A.G., Registered (Construction & Engineering)	500	21,759
LafargeHolcim, Ltd., Registered (Construction Materials)	20,011	941,089
Novartis A.G., Registered (Pharmaceuticals) (c)	41,951	3,461,858
Roche Holding A.G. (Pharmaceuticals) (c)	18,902	6,533,183
Sonova Holding A.G., Registered (Health Care Equipment & Supplies) (b)(c)	4,606	1,035,475
Swiss Life Holding A.G., Registered (Insurance)	562	204,570
Swissquote Group Holding S.A., Registered (Capital Markets)	7,332	680,648
UBS Group A.G., Registered (Capital Markets)	238,613	2,790,406
Zurich Insurance Group A.G. (Insurance)	3,408	1,252,824
		20,095,285
United Kingdom 10.5%
Airtel Africa PLC (Wireless Telecommunication Services) (d)	103,382	72,806
Ashtead Group PLC (Trading Companies & Distributors)	62,155	1,981,138
AstraZeneca PLC (Pharmaceuticals)	12,839	1,433,573
Aviva PLC (Insurance)	371,482	1,282,294
Barclays PLC (Banks)	886,990	1,167,572
Berkeley Group Holdings PLC (Household Durables)	14,458	842,943
BT Group PLC (Diversified Telecommunication Services)	197,455	254,798
Bunzl PLC (Trading Companies & Distributors)	47,818	1,375,811
CMC Markets PLC (Capital Markets) (d)	43,924	184,564
Computacenter PLC (IT Services)	51,601	1,339,431
Countryside Properties PLC (Household Durables) (d)	3	11
Crest Nicholson Holdings PLC (Household Durables)	57,467	140,745
Diageo PLC (Beverages)	4,426	162,280
Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (b)	22,625	1,034,064
Drax Group PLC (Independent Power & Renewable Electricity Producers)	325,882	1,194,423
Elementis PLC (Chemicals)	62,765	52,418
EnQuest PLC (Oil, Gas & Consumable Fuels) (b)	5	1
Ferguson PLC (Trading Companies & Distributors)	12,134	1,078,801
Fiat Chrysler Automobiles N.V. (Automobiles) (b)	97,311	988,089
Frasers Group PLC (Specialty Retail) (b)	76,932	253,573
Go-Ahead Group PLC (Road & Rail)	3,600	29,217
Halfords Group PLC (Specialty Retail)	180,480	344,922
Hammerson PLC (Equity Real Estate Investment Trusts) (a)(b)	418,321	351,438
Imperial Brands PLC (Tobacco)	19,135	319,609
Indivior PLC (Pharmaceuticals) (b)	103,443	186,049
ITV PLC (Media)	745,142	552,851
Just Group PLC (Insurance) (b)	271,839	159,415
Kingfisher PLC (Specialty Retail)	556,899	1,763,404
Legal & General Group PLC (Insurance)	536,251	1,502,178
Micro Focus International PLC (Software)	194,420	705,208
National Express Group PLC (Road & Rail)	163,559	324,359
Paragon Banking Group PLC (Thrifts & Mortgage Finance)	4,899	20,149
Prudential PLC (Insurance)	52,560	760,595
Rank Group PLC (Hotels, Restaurants & Leisure)	23,428	41,891
Reach PLC (Media)	43,465	34,593
Schroders PLC (Capital Markets)	17,222	668,418
Severn Trent PLC (Water Utilities)	18,320	587,531
Spirent Communications PLC (Communications Equipment)	130,508	478,338
Unilever N.V. (Personal Products) (c)	1,367	80,642
Unilever PLC (Personal Products)	15,896	951,543
United Utilities Group PLC (Water Utilities) (c)	133,362	1,571,138
Vistry Group PLC (Household Durables)	30,866	248,280
WPP PLC (Media)	146,112	1,086,360
		27,607,463
Total Common Stocks (Cost $249,130,320)		248,764,962

Preferred Stocks 2.3%
Germany 2.3%
Draegerwerk A.G. & Co. KGaA 0.35% (Health Care Equipment & Supplies)	11,991	1,121,510
Porsche Automobil Holding S.E. 3.54% (Automobiles)	31,716	1,796,637
Sartorius A.G. 0.28% (Health Care Equipment & Supplies)	6,177	2,367,676
Volkswagen A.G. 2.91% (Automobiles)	5,214	767,729

Total Preferred Stocks (Cost $4,999,016)		6,053,552

Short-Term Investments 5.2%
Affiliated Investment Company 3.9%
United States 3.9%
MainStay U.S. Government Liquidity Fund, 0.05% (Mutual Funds) (f)	10,437,361	10,437,361

Unaffiliated Investment Company 1.3%
United States 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (f)(g)	3,443,570	3,443,570

Total Short-Term Investments (Cost $13,880,931)		13,880,931

Total Investments, Before Investments Sold Short (Cost $268,010,267)	101.8%	268,699,445

Investments Sold Short (1.1%)
Common Stocks Sold Short (0.0%)‡
Australia (0.0%) ‡
Virgin Australia International Holdings Pty, Ltd. (Airlines) (b)(e)(h)	(444,108)	(32)

China (0.0%) ‡
Boshiwa International Holding, Ltd. (Specialty Retail) (b)(e)(h)	(86,000)	(2,774)

Hong Kong (0.0%) ‡
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (b)(e)(h)	(1,608,000)	(20,748)

Total Common Stocks Sold Short (Proceeds $310,474)		(23,554)

Exchange-Traded Funds Sold Short (1.1%)
iShares Core MSCI EAFE ETF (Capital Markets)	(25,282)	(1,475,458)
iShares MSCI EAFE ETF (Capital Markets)	(23,750)	(1,473,687)
Total Exchange-Traded Funds Sold Short (Proceeds $2,998,679)		(2,949,145)

Rights Sold Short (0.0%) ‡	Number of Rights
Austria (0.0%) ‡
Intercell A.G. (b)(e)(h)	(19,159)	(2)

Total Rights Sold Short (Proceeds $0)		(2)

Warrants Sold Short 0.0% ‡	Number of Warrants
Singapore 0.0% ‡
Ezion Holdings, Ltd. Expires 4/13/23 (Energy Equipment & Services) (b)(e)(h)	(2,005,620)	0

Total Warrants Sold Short (Proceeds $0)		0

Total Investments Sold Short (Proceeds $3,309,153)		(2,972,701)

Total Investments, Net of Investments Sold Short (Cost $264,701,114)	100.7%	265,726,744
Other Assets, Less Liabilities	(0.7)	(1,931,914)
Net Assets	100.0%	$263,794,830

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $10,039,269; the total market value of collateral held by the Fund was $10,766,846. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,323,276.
(b)	Non-income producing security.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short .
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of the fair valued securities was $588,642, which represented 0.2% of the Fund's net assets.
(f)	Current yield as of July 31, 2020.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Australia
Citigroup	Bingo Industries, Ltd.	1 month LIBOR BBA minus 1.246%	1/19/2021	Monthly	$(428)	$133,143
Citigroup	Carnarvon Petroleum, Ltd.	1 month LIBOR BBA minus 4.232%	1/19/2021	Monthly	(137)	59,274
Citigroup	Centuria Office REIT	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(162)	11,228
Citigroup	Cleanaway Waste Management, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	—	—
Citigroup	Coles Group, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,781	365,861
Citigroup	Corporate Travel Management, Ltd.	1 month LIBOR BBA minus 10.00%	1/19/2021	Monthly	(431)	46,251
Citigroup	Fortescue Metals Group, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,575	1,127,704
Citigroup	Freedom Foods Group, Ltd.	1 month LIBOR BBA minus 1.848%	1/19/2021	Monthly	(338)	76,946
Citigroup	IDP Education, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(526)	110,161
Citigroup	InvoCare, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(469)	11,078
Citigroup	Jumbo Interactive, Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(518)	11,226
Citigroup	Lovisa Holdings, Ltd.	1 month LIBOR BBA minus 3.00%	1/19/2021	Monthly	(257)	10,749
Citigroup	Pact Group Holdings, Ltd.	1 month LIBOR BBA minus 0.725%	1/19/2021	Monthly	(542)	53,278
Citigroup	PolyNovo, Ltd.	1 month LIBOR BBA minus 0.791%	1/19/2021	Monthly	(595)	77,427
Citigroup	Wesfarmers, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	636	102,921
Citigroup	Whitehaven Coal, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(504)	8,990
Austria
Citigroup	FACC A.G.	1 month LIBOR BBA minus 5.00%	1/19/2021	Monthly	(282)	145,308
Citigroup	Lenzing A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(78)	29,100
Citigroup	Schoeller-Bleckmann Oilfield Equipment A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(196)	82,899
Belgium
Citigroup	Ion Beam Applications S.A.	1 month LIBOR BBA minus 3.50%	1/19/2021	Monthly	(142)	58,859
Citigroup	Kinepolis Group N.V.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(213)	48,453
Denmark
Citigroup	ISS A/S	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(586)	81,834
Citigroup	Topdanmark A/S	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(136)	7,299
Finland
Citigroup	Nokian Renkaat OYJ	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(561,786)	50,600
France
Citigroup	Air France-KLM	1 month LIBOR BBA minus 6.011%	1/19/2021	Monthly	(541)	109,596
Citigroup	Altarea SCA	1 month LIBOR BBA minus 0.438%	1/19/2021	Monthly	(125)	18,083
Citigroup	DBV Technologies S.A.	1 month LIBOR BBA minus 4.991%	1/19/2021	Monthly	(869)	383,604
Citigroup	Europcar Groupe S.A.	1 month LIBOR BBA minus 7.00%	1/19/2021	Monthly	(1,019)	684,509
Citigroup	L'Oreal S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,814	302,571
Citigroup	Lagardere SCA	1 month LIBOR BBA minus 1.00%	1/19/2021	Monthly	(521)	20,892
Citigroup	Robertet S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(64)	702
Citigroup	Sanofi	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,392	103,143
Germany
Citigroup	Aumann A.G.	1 month LIBOR BBA minus 14.50%	1/19/2021	Monthly	(131)	26,408
Citigroup	AURELIUS Equity Opportunities SE & Co KGaA	1 month LIBOR BBA minus 5.75%	1/19/2021	Monthly	(389)	53,509
Citigroup	CTS Eventim AG & Co KGaA	1 month LIBOR BBA minus 1.274%	1/19/2021	Monthly	(629)	92,955
Citigroup	Deutsche Telekom A.G.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	602	3,685
Citigroup	ElringKlinger A.G.	1 month LIBOR BBA minus 8.75%	1/19/2021	Monthly	(3)	764
Citigroup	GRENKE A.G.	1 month LIBOR BBA minus 15.00%	1/19/2021	Monthly	(468)	33,592
Citigroup	LEONI A.G.	1 month LIBOR BBA minus 17.00%	1/19/2021	Monthly	(455)	125,703
Citigroup	S.A.P S.E.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	3,298	564,792
Citigroup	SGL Carbon S.E.	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(502)	139,302
Citigroup	Stroeer SE & Co KGaA	1 month LIBOR BBA minus 1.052%	1/19/2021	Monthly	(581)	73,049
Hong Kong
Citigroup	Vitasoy International Holdings, Ltd.	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(527,961)	3,388
Italy
Citigroup	Brunello Cucinelli S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(464)	73,061
Citigroup	Credito Valtellinese S.p.A.	1 month LIBOR BBA minus 1.881%	1/19/2021	Monthly	(659)	108,208
Citigroup	Fila S.p.A.	1 month LIBOR BBA minus 2.19%	1/19/2021	Monthly	(69)	29,943
Citigroup	Illimity Bank S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(267)	61,099
Citigroup	Juventus Football Club S.p.A.	1 month LIBOR BBA minus 8.00%	1/19/2021	Monthly	(280)	5,390
Citigroup	Salvatore Ferragamo S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(758)	215,624
Citigroup	Tamburi Investment Partners S.p.A.	1 month LIBOR BBA minus 0.414%	1/19/2021	Monthly	(311)	21,898
Japan
Citigroup	Aruhi Corp.	1 month LIBOR BBA minus 2.50%	1/19/2021	Monthly	(160)	12,659
Citigroup	Chiyoda Corp.	1 month LIBOR BBA minus 6.75%	1/19/2021	Monthly	(260)	32,755
Citigroup	euglena Co., Ltd.	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(261)	29,273
Citigroup	Kotobuki Spirits Co., Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(263)	67,093
Citigroup	Leopalace21 Corp.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(267)	39,819
Citigroup	Mani, Inc.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(260)	14,464
Citigroup	Mitsui E&S Holdings Co., Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(257)	76,282
Citigroup	SoftBank Group Corp.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	815	287,297
Citigroup	Toho Titanium Co., Ltd.	1 month LIBOR BBA minus 2.50%	1/19/2021	Monthly	(176)	54,076
Citigroup	Tosho Co., Ltd.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(162)	36,841
Citigroup	Uzabase, Inc.	1 month LIBOR BBA minus 3.389%	1/19/2021	Monthly	(303)	12,159
Citigroup	WATAMI Co., Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(138)	54,248
Macao
Citigroup	MGM China Holdings, Ltd.	1 month LIBOR BBA minus 2.25%	1/19/2021	Monthly	(929,436)	52,824
Netherlands
Citigroup	AMG Advanced Metallurgical Group N.V.	1 month LIBOR BBA minus 5.50%	1/19/2021	Monthly	(603)	131,232
Citigroup	Koninklijke Ahold Delhaize N.V.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,626	27,842
Citigroup	OCI N.V.	1 month LIBOR BBA minus 0.443%	1/19/2021	Monthly	(795)	268,201
Citigroup	TomTom N.V.	1 month LIBOR BBA minus 0.478%	1/19/2021	Monthly	(507)	2,314
New Zealand
Citigroup	Fletcher Building, Ltd.	1 month LIBOR BBA minus 1.50%	7/19/2021	Monthly	(213,620)	1,577
Norway
Citigroup	FLEX LNG, Ltd.	1 month LIBOR BBA minus 3.304%	1/19/2021	Monthly	(492)	181,375
Citigroup	Wallenius Wilhelmsen ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(158)	9,975
Spain
Citigroup	Ence Energia y Celulosa S.A.	1 month LIBOR BBA minus 4.398%	1/19/2021	Monthly	(565)	85,576
Citigroup	Iberdrola S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,855	738,311
Citigroup	Liberbank S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(94)	41,559
Citigroup	Tubacex S.A.	1 month LIBOR BBA minus 2.60%	1/19/2021	Monthly	(204)	123,314
Sweden
Citigroup	Attendo A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(709)	3,232
Citigroup	Scandic Hotels Group A.B.	1 month LIBOR BBA minus 2.50%	1/19/2021	Monthly	(558)	35,242
Citigroup	Skandinaviska Enskilda Banken A.B.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,260	20,515
Citigroup	Tobii A.B.	1 month LIBOR BBA minus 8.50%	1/19/2021	Monthly	(266)	20,984
Switzerland
Citigroup	GAM Holding A.G.	1 month LIBOR BBA minus 0.423%	1/19/2021	Monthly	(629)	136,925
Citigroup	Komax Holding A.G., Registered	1 month LIBOR BBA minus 6.00%	1/19/2021	Monthly	(699)	231,866
Citigroup	Nestle S.A., Registered	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	7,963	960,419
United Arab Emirates
Citigroup	Network International Holdings PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(526,971)	60,719
United Kingdom
Citigroup	4imprint Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(105)	2,912
Citigroup	BATM Advanced Communications	1 month LIBOR BBA minus 2.971%	1/19/2021	Monthly	(177)	3,276
Citigroup	Cairn Energy PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(92)	28,265
Citigroup	Dechra Pharmaceuticals PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(538)	2,149
Citigroup	Marshalls PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(372)	23,169
Citigroup	Mitie Group PLC	1 month LIBOR BBA minus 0.473%	1/19/2021	Monthly	(181)	142,454
Citigroup	On The Beach Group PLC	1 month LIBOR BBA minus 0.511%	1/19/2021	Monthly	(731)	200,760
Citigroup	Rio Tinto PLC, Registered	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	3,229	86,888
Citigroup	Sanne Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(455)	51,721
Citigroup	SSP Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(628)	153,956
Citigroup	Stobart Group, Ltd.	1 month LIBOR BBA minus 0.726%	1/19/2021	Monthly	(116)	82,397
Citigroup	Superdry PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(737)	565,503
Citigroup	TalkTalk Telecom Group PLC	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(27)	10,282
Citigroup	Victrex PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(358)	87,607
Citigroup	WH Smith PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(499)	69,897
						$11,328,263

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Australia
Citigroup	Atlas Arteria, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	$(202)	$(5,024)
Citigroup	Aurizon Holdings, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,569	(100,622)
Citigroup	Australia & New Zealand Banking Group	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,142	(27,514)
Citigroup	Bega Cheese, Ltd.	1 month LIBOR BBA minus 1.62%	1/19/2021	Monthly	(328)	(20,620)
Citigroup	Blackmores, Ltd.	1 month LIBOR BBA minus 8.00%	1/19/2021	Monthly	(367)	(85,487)
Citigroup	Credit Corp Group, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(509)	(124,491)
Citigroup	CSL, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	3,441	(37,497)
Citigroup	Electro Optic Systems Holdings, Ltd.	1 month LIBOR BBA minus 6.75%	1/19/2021	Monthly	(374)	(110,780)
Citigroup	Iluka Resources, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(346)	(7,172)
Citigroup	Lifestyle Communities, Ltd.	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(110)	(1,763)
Citigroup	Magellan Financial Group, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	1,802	(156,363)
Citigroup	Netwealth Group, Ltd.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(205)	(267,750)
Citigroup	NIB Holdings, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(494)	(26,248)
Citigroup	Nufarm, Ltd.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(424)	(9,166)
Citigroup	OMNI BRIDGEWAY, Ltd.	1 month LIBOR BBA minus 3.50%	1/19/2021	Monthly	(224)	(43,633)
Citigroup	Pinnacle Investment Management Group, Ltd.	1 month LIBOR BBA minus 9.914%	1/19/2021	Monthly	(192)	(76,270)
Citigroup	Reliance Worldwide Corp., Ltd.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	—	(1,283)
Citigroup	Silver Lake Resources, Ltd.	1 month LIBOR BBA minus 1.00%	1/19/2021	Monthly	—	(2)
Austria
Citigroup	DO & CO A.G.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(128)	(5,498)
Citigroup	S&T A.G.	1 month LIBOR BBA minus 1.047%	1/19/2021	Monthly	(161)	(27,667)
Belgium
Citigroup	Xior Student Housing N.V.	1 month LIBOR BBA minus 1.50%	1/19/2021	Monthly	(192)	(13,236)
Denmark
Citigroup	Dfds A/S	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(369)	(109,554)
Finland
Citigroup	Caverion OYJ	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(79)	(23,766)
France
Citigroup	Adevinta ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(233)	(101,868)
Citigroup	Coface S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(382)	(5,850)
Citigroup	Devoteam S.A.	1 month LIBOR BBA minus 0.694%	1/19/2021	Monthly	(166)	(16,154)
Citigroup	LVMH Moet Hennessy Louis Vuitton S.E.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	4,551	(318,969)
Citigroup	Societe Generale S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	—	(95)
Citigroup	Soitec S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(461)	(119,217)
Citigroup	TOTAL S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	1,677	(513,650)
Citigroup	Trigano S.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(305)	(20,207)
Germany
Citigroup	1&1 Drillisch A.G.	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(488)	(22,535)
Citigroup	AIXTRON S.E.	1 month LIBOR BBA minus 0.75%	1/19/2021	Monthly	(432)	(118,103)
Citigroup	Allianz S.E., Registered	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	4,069	(704,567)
Citigroup	Basler A.G.	1 month LIBOR BBA minus 12.50%	1/19/2021	Monthly	(7)	(1,519)
Citigroup	CECONOMY A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(485)	(24,235)
Citigroup	LPKF Laser & Electronics A.G.	1 month LIBOR BBA minus 12.00%	1/19/2021	Monthly	(436)	(10,322)
Citigroup	New Work S.E.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(318)	(77,622)
Citigroup	Rational A.G.	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(450)	(80,555)
Citigroup	Salzgitter A.G.	1 month LIBOR BBA minus 1.00%	1/19/2021	Monthly	(392)	(84,742)
Citigroup	Tele Columbus A.G.	1 month LIBOR BBA minus 9.50%	1/19/2021	Monthly	(65)	(5,885)
Citigroup	Wacker Chemie A.G.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(163)	(178,452)
Hong Kong
Citigroup	Prada S.p.A.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(525)	(8,036)
Ireland
Citigroup	C&C Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(327)	(4,216)
Italy
Citigroup	Cerved Group S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(528)	(59,281)
Citigroup	De'Longhi S.p.A.	1 month LIBOR BBA minus 0.493%	1/19/2021	Monthly	(194)	(105,003)
Citigroup	doValue S.p.A.	1 month LIBOR BBA minus 1.595%	1/19/2021	Monthly	(413)	(59,026)
Citigroup	IMA Industria Macchine Automatiche	1 month LIBOR BBA minus 1.00%	1/19/2021	Monthly	(577)	(137,697)
Citigroup	MARR S.p.A.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(386)	(9,180)
Japan
Citigroup	Anicom Holdings, Inc.	1 month LIBOR BBA minus 1.75%	1/19/2021	Monthly	(60)	(11,634)
Citigroup	eGuarantee, Inc.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(160)	(133,866)
Citigroup	Katitas Co., Ltd.	1 month LIBOR BBA minus 1.25%	1/19/2021	Monthly	(195)	(55,640)
Citigroup	M&A Capital Partners Co., Ltd.	1 month LIBOR BBA minus 1.831%	1/19/2021	Monthly	(162)	(85,418)
Citigroup	Raksul, Inc.	1 month LIBOR BBA minus 4.75%	1/19/2021	Monthly	(191)	(81,450)
Citigroup	RENOVA, Inc.	1 month LIBOR BBA minus 2.75%	1/19/2021	Monthly	(253)	(52,118)
Citigroup	Sumitomo Rubber Industries, Ltd.	1 month LIBOR BBA plus 0.50%	1/19/2021	Monthly	587	(25,996)
Citigroup	TKP Corp.	1 month LIBOR BBA minus 5.604%	1/19/2021	Monthly	(244)	(26,592)
Malta
Citigroup	Kambi Group PLC	1 month LIBOR BBA minus 3.25%	1/19/2021	Monthly	(126)	(55,798)
Netherlands
Citigroup	Basic-Fit N.V.	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(370)	(110,718)
Norway
Citigroup	Aker ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(521)	(110,508)
Citigroup	Bonheur ASA	1 month LIBOR BBA minus 1.272%	1/19/2021	Monthly	(104)	(28,190)
Citigroup	Hexagon Composites ASA	1 month LIBOR BBA minus 3.284%	1/19/2021	Monthly	(325)	(152,652)
Citigroup	NEL ASA	1 month LIBOR BBA minus 3.75%	1/19/2021	Monthly	(201)	(265,228)
Citigroup	Nordic Semiconductor ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(539)	(6,220)
Citigroup	Sbanken ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(135)	(48,002)
Citigroup	Schibsted ASA	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(455)	(141,056)
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	2,375	(816,511)
Citigroup	Solaria Energia y Medio Ambiente S.A.	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(285)	(282,608)
Sweden
Citigroup	Beijer Ref A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(321)	(283,200)
Citigroup	Dometic Group A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	—	(3)
Citigroup	Modern Times Group MTG A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(295)	(26,998)
Citigroup	Nordic Entertainment Group A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(278)	(40,468)
Citigroup	Oncopeptides A.B.	1 month LIBOR BBA minus 10.50%	1/19/2021	Monthly	(85)	(5,656)
Citigroup	Pandox A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(417)	(59,424)
Citigroup	Skanska A.B., Class B	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	543	(72,821)
Citigroup	Vitrolife A.B.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(236)	(15,243)
Switzerland
Citigroup	COMET Holding A.G., Registered	1 month LIBOR BBA minus 2.00%	1/19/2021	Monthly	(127)	(28,367)
Citigroup	Flughafen Zurich A.G., Registered	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(265)	(12,169)
Citigroup	Interroll Holding A.G., Registered	1 month LIBOR BBA minus 0.50%	1/19/2021	Monthly	(197)	(127,267)
Citigroup	IWG PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(28)	(2,188)
Citigroup	Medacta Group S.A.	1 month LIBOR BBA minus 0.418%	1/19/2021	Monthly	(311)	(75,238)
Citigroup	Mobimo Holding A.G., Registered	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(199)	(5,918)
Citigroup	Orior A.G.	1 month LIBOR BBA minus 0.40%	1/19/2021	Monthly	(111)	(1,656)
Citigroup	STMicroelectronics N.V.	1 month LIBOR BBA plus 0.40%	1/19/2021	Monthly	—	(13)
Citigroup	Wizz Air Holdings PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(399)	(78,066)
Citigroup	Ypsomed Holding A.G., Registered	1 month LIBOR BBA minus 2.50%	1/19/2021	Monthly	(46)	(11,934)
United Kingdom
Citigroup	AJ Bell PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(225)	(110,580)
Citigroup	Ascential PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(539)	(432)
Citigroup	BP PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	1,861	(800,905)
Citigroup	British American Tobacco PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	3,865	(778,058)
Citigroup	CYBG PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(407)	(119,562)
Citigroup	Energean Oil & Gas PLC	1 month LIBOR BBA minus 4.50%	1/19/2021	Monthly	(152)	(70,758)
Citigroup	Future PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(488)	(157,699)
Citigroup	GlaxoSmithKline PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,733	(401,568)
Citigroup	Grafton Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(490)	(17,913)
Citigroup	Hill & Smith Holdings PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(251)	(874)
Citigroup	Hiscox, Ltd.	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(435)	(76,027)
Citigroup	HSBC Holdings PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,402	(1,028,951)
Citigroup	Kainos Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(102)	(47,303)
Citigroup	Lloyds Banking Group PLC	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	2,353	(1,384,047)
Citigroup	Renishaw PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(484)	(162,354)
Citigroup	Royal Dutch Shell PLC, Class B	1 month LIBOR BBA plus 0.35%	1/19/2021	Monthly	1,431	(743,814)
Citigroup	Shaftesbury PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(171)	(9,752)
Citigroup	Signature Aviation PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(371)	(111,164)
Citigroup	UNITE Group PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	(447)	(21,800)
Citigroup	William Hill PLC	1 month LIBOR BBA minus 0.35%	1/19/2021	Monthly	—	—
						$(13,448,787)

1.	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$248,152,764	$612,198	$—	$248,764,962
Preferred Stocks	6,053,552	—	—	6,053,552
Short-Term Investments
Affiliated Investment Company	10,437,361	—	—	10,437,361
Unaffiliated Investment Company	3,443,570	—	—	3,443,570
Total Short-Term Investments	13,880,931	—	—	13,880,931
Total Investments in Securities	$268,087,247	$612,198	$—	$268,699,445
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	11,328,263	—	11,328,263
Total Investments in Securities and Other Financial Instruments	$268,087,247	$11,940,461	$—	$280,027,708

Liability Valuation Inputs

Common Stocks Sold Short (c)	$—	$—	$(23,554)	$(23,544)
Exchange Traded Fund Sold Short	(2,949,145)	—	—	(2,949,145)
Rights Sold Short (d)	—	—	(2)	(2)
Warrants Sold Short (e)	—	—	0	0
Total Investments in Securities Sold Short	(2,949,145)	—	(23,556)	(2,972,701)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(13,448,787)	—	(13,448,787)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,949,145)	$(13,448,787)	$(23,556)	$(16,421,488)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c)	The Level 3 securities valued at $(32), $(2,774), and $(20,748) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(0) is held in Singapore within the Warrants Sold Short section of the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 90.9% †
Long-Term Municipal Bonds 89.2%
Airport 2.6%
Albany County Airport Authority, Revenue Bonds 4.00%, due 12/15/44	$835,000	$960,434
Series A 5.00%, due 12/15/43	1,750,000	2,155,317
Series A 5.00%, due 12/15/48	2,585,000	3,162,050
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,112,650
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Series A, Insured: AGM 4.00%, due 7/1/46	5,000,000	5,287,700
Series A 5.00%, due 7/1/41	1,000,000	1,092,680
Series A 5.25%, due 1/1/50	2,000,000	2,189,000
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/23	225,000	247,988
Series A 5.00%, due 4/1/24	490,000	557,498
Series A 5.00%, due 4/1/27	610,000	691,911
Series A 5.00%, due 4/1/29	925,000	1,134,870
Series A 5.00%, due 4/1/30	375,000	477,413
Series A 5.00%, due 4/1/31	350,000	443,146
Series A 5.00%, due 4/1/32	400,000	503,244
Series A 5.00%, due 4/1/34	450,000	560,821
Series A 5.00%, due 4/1/35	400,000	496,784
Series A 5.00%, due 4/1/36	600,000	742,260
Series A 5.00%, due 4/1/38	375,000	461,096
Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,290,000	2,404,408
		24,681,270
Development 7.9%
Battery Park City Authority, Revenue Bonds Series A 4.00%, due 11/1/44	4,355,000	5,195,341
Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	884,498
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	4,305,000	4,615,649
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,094,730
5.00%, due 8/1/42	1,000,000	1,094,730
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,104,200
Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	592,100
New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,584,525
New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,625,580
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
Class 1 2.45%, due 9/15/69	4,085,000	4,140,964
Class 3 2.80%, due 9/15/69	14,800,000	14,550,768
New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	700,000	1,030,106
New York Liberty Development Corp., World Trade Center, Revenue Bonds
Class 2 5.00%, due 9/15/43	1,040,000	1,106,217
Class 3 5.00%, due 3/15/44	1,500,000	1,574,565
Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,589,940
New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds (a)
5.00%, due 8/1/20	4,000,000	4,000,000
5.00%, due 8/1/26	6,485,000	6,504,260
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds 5.00%, due 1/1/33 (a)	1,100,000	1,203,994
New York Transportation Development Corp., John F. Kennedy International Airport, Revenue Bonds (a)
5.25%, due 8/1/31	1,640,000	1,712,586
5.375%, due 8/1/36	2,110,000	2,207,102
Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
5.50%, due 12/1/31	970,000	976,926
6.00%, due 12/1/36	1,640,000	1,651,775
6.00%, due 12/1/42	8,430,000	8,490,696
6.50%, due 12/1/28	2,065,000	2,080,818
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	3,265,000	3,568,482
		74,180,552
Education 3.9%
Albany Capital Resource Corp., Albany Leadership Charter School for Girls Project, Revenue Bonds 5.00%, due 6/1/49	2,380,000	2,454,447
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A 5.00%, due 4/1/27	1,375,000	1,376,966
Series A 5.00%, due 4/1/37	1,000,000	1,000,430
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
5.00%, due 8/1/47	500,000	522,475
5.00%, due 8/1/52	3,995,000	4,162,311
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (b)
Series A 5.125%, due 5/1/38	800,000	844,632
Series A 5.50%, due 5/1/48	1,500,000	1,596,015
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (b)
Series A 5.00%, due 6/1/47	3,100,000	3,238,167
Series A 5.00%, due 6/1/52	1,500,000	1,562,340
Build NYC Resource Corp., Revenue Bonds
Series A 5.00%, due 6/1/32 (b)	1,000,000	1,076,440
Series A 5.00%, due 6/1/37 (b)	1,500,000	1,589,655
5.00%, due 7/1/45	1,120,000	1,250,245
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds Series A 5.00%, due 7/1/33	1,650,000	1,935,384
New York State Dormitory Authority, Master BOCES Program, Revenue Bonds Series A 4.00%, due 8/15/42	5,500,000	6,212,195
New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	175,222
Rensselaer NY, City School District, Certificates of Participation
Insured: AGM 4.00%, due 6/1/34	650,000	742,378
Insured: AGM 4.00%, due 6/1/35	850,000	967,666
Riverhead Industrial Development Agency, Revenue Bonds
7.00%, due 8/1/43	925,000	1,033,854
7.00%, due 8/1/48	665,000	741,774
Syracuse Industrial Development Agency, Revenue Bonds Insured: State Aid Withholding Series A 3.25%, due 5/1/34	1,000,000	1,086,480
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds Insured: State Aid Withholding Series A 4.00%, due 5/1/36	1,500,000	1,773,375
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A 4.00%, due 10/15/29	200,000	205,584
Series A 5.00%, due 10/15/39	420,000	447,371
Series A 5.00%, due 10/15/49	640,000	669,734
		36,665,140
Facilities 0.2%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,135,860

General 13.2%
Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,230,238
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds 7.50%, due 8/20/40	1,221,027	804,352
Guam Government, Business Privilege Tax, Revenue Bonds
Series D 4.00%, due 11/15/39	545,000	568,032
Series B-1 5.00%, due 1/1/32	1,070,000	1,106,947
Series D 5.00%, due 11/15/27	1,825,000	2,061,429
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A 4.00%, due 2/15/44	4,000,000	4,464,760
Series A 5.00%, due 2/15/42	7,500,000	9,010,725
5.25%, due 2/15/47	1,400,000	1,433,494
5.75%, due 2/15/47	1,570,000	1,614,769
New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,300,644
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/31	465,000	465,126
Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,780,516
Insured: AMBAC 5.00%, due 1/1/39	560,000	560,162
Insured: AGC 6.375%, due 1/1/39	500,000	502,215
New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,066,070
New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
Insured: AGC (zero coupon), due 3/1/40	380,000	224,603
Insured: AGC (zero coupon), due 3/1/44	1,065,000	541,606
Insured: AGC (zero coupon), due 3/1/45	200,000	98,086
Insured: AGC (zero coupon), due 3/1/46	3,800,000	1,796,336
Insured: AGC (zero coupon), due 3/1/47	1,115,000	510,079
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Insured: State Aid Withholding Series S-1 4.00%, due 7/15/36	1,500,000	1,734,855
Insured: State Aid Withholding Series S-3 4.00%, due 7/15/46	2,905,000	3,337,438
Insured: State Aid Withholding Series S-3 5.00%, due 7/15/43	2,500,000	3,107,525
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C-1 4.00%, due 11/1/42	7,000,000	8,212,050
New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,168,200
New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,418,556
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	6,500,000	2,724,865
New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,620,000	1,771,259
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	1,500,000	1,574,745
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds Series D 4.00%, due 2/15/47	15,500,000	18,171,735
New York State Urban Development Corp., Bidding Group 3, Revenue Bonds Series A 4.00%, due 3/15/44	11,320,000	13,248,475
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	400,000	400,008
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	106,510
Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A-1 5.00%, due 7/1/58	15,434,000	16,715,794
Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,150,760
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.00%, due 11/1/26	3,000,000	3,035,790
Territory of Guam, Revenue Bonds
Series A 5.125%, due 1/1/42	3,100,000	3,194,364
Series A 6.50%, due 11/1/40	2,500,000	2,530,950
Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/36	1,020,000	1,150,805
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A-1 5.00%, due 10/1/24	1,590,000	1,535,081
Series A 5.00%, due 10/1/25	410,000	391,935
Subseries A 6.00%, due 10/1/39	655,000	603,150
Series A 6.625%, due 10/1/29	775,000	748,510
Series A 6.75%, due 10/1/37	1,630,000	1,570,570
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,534,115
		123,278,234
General Obligation 9.1%
Buffalo NY, Limited General Obligation
Series A 5.00%, due 4/1/27	500,000	626,665
Series A 5.00%, due 4/1/28	400,000	499,052
City of New York NY, Unlimited General Obligation Series B-1 4.00%, due 10/1/41	500,000	569,450
City of New York, Unlimited General Obligation
Series D-1 4.00%, due 3/1/50	5,440,000	6,317,907
Subseries A-1 4.00%, due 8/1/44	4,930,000	5,722,547
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM 3.50%, due 7/15/36	725,000	766,194
Series A 5.50%, due 6/15/31	500,000	549,175
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	43,196
5.50%, due 4/15/24	45,000	49,610
5.50%, due 4/15/26	50,000	55,799
5.50%, due 4/15/28	55,000	60,738
City of Plattsburgh NY, Limited General Obligation
Series B, Insured: AGM 5.00%, due 9/15/21	450,000	471,947
Series B, Insured: AGM 5.00%, due 9/15/22	455,000	496,137
Series B, Insured: AGM 5.00%, due 9/15/24	510,000	595,609
Series B, Insured: AGM 5.00%, due 9/15/25	470,000	564,851
Series B, Insured: AGM 5.00%, due 9/15/26	395,000	486,439
City of Poughkeepsie NY, Limited General Obligation 5.00%, due 6/1/31	600,000	636,750
City of Yonkers NY, Limited General Obligation
Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,774,365
Series A, Insured: BAM 4.00%, due 5/1/35	1,550,000	1,864,867
Series A, Insured: BAM 4.00%, due 5/1/36	1,700,000	2,038,249
Series A, Insured: BAM 4.00%, due 5/1/37	2,000,000	2,387,720
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE 5.00%, due 7/1/28	150,000	151,133
Series A, Insured: AGM 5.00%, due 7/1/35	835,000	858,388
Series A, Insured: AGM 5.375%, due 7/1/25	340,000	348,622
County of Clinton, Limited General Obligation Insured: AGM 4.00%, due 6/1/38 (a)	1,500,000	1,657,740
County of Nassau NY, Limited General Obligation
Series A 4.00%, due 4/1/27	1,000,000	1,025,460
Series B, Insured: AGM 5.00%, due 4/1/49	10,000,000	12,729,000
County of Rockland NY, Limited General Obligation
Insured: AGM 4.00%, due 5/1/44	915,000	1,022,458
Insured: AGM 4.00%, due 5/1/45	950,000	1,059,392
Insured: AGM 4.00%, due 5/1/46	985,000	1,096,768
Insured: AGM 4.00%, due 5/1/48	1,065,000	1,184,408
Insured: BAM 5.00%, due 6/1/24	500,000	588,430
Insured: BAM 5.00%, due 6/1/25	560,000	682,091
Insured: BAM 5.00%, due 6/1/26	550,000	688,034
Glens Falls NY, Limited General Obligation
Insured: AGM 4.00%, due 1/15/31	500,000	573,955
Insured: AGM 4.00%, due 1/15/32	315,000	358,668
Insured: AGM 4.00%, due 1/15/33	250,000	282,050
Onondaga County NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,264,079
3.25%, due 4/15/34	1,250,000	1,339,862
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,424,374
Suffolk County NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 4/1/33	2,190,000	2,477,240
Suffolk County NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM 3.00%, due 10/15/32	5,480,000	5,934,237
Series B, Insured: AGM 3.00%, due 10/15/33	2,400,000	2,585,784
Series B, Insured: AGM 3.00%, due 10/15/34	5,740,000	6,165,277
Series A, Insured: AGM 3.25%, due 6/1/36	715,000	759,759
Series A, Insured: AGM 3.25%, due 6/1/37	725,000	768,217
Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	385,699
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,911,349
Series A, Insured: BAM 5.00%, due 1/15/28	500,000	565,155
Village of Valley Stream NY, Limited General Obligation
Insured: BAM 4.00%, due 4/1/33	490,000	553,264
Insured: BAM 4.00%, due 4/1/34	510,000	574,153
Insured: BAM 4.00%, due 4/1/35	530,000	595,513
Insured: BAM 4.00%, due 4/1/36	550,000	615,648
Insured: BAM 4.00%, due 4/1/37	570,000	635,590
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	1,000,000	911,360
Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,301,016
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	923,850
		85,575,290
Higher Education 12.2%
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,627,605
5.00%, due 8/1/47	240,000	276,619
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds 5.50%, due 11/1/44	2,500,000	2,645,800
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,137,096
5.00%, due 7/1/33	1,520,000	1,605,090
5.00%, due 7/1/41	1,050,000	1,091,989
City of Amherst NY, Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,036,740
5.00%, due 10/1/43	2,000,000	2,228,740
5.00%, due 10/1/48	2,000,000	2,203,200
County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,264,476
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	555,000	539,271
Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
Series A-1 5.00%, due 7/1/31	375,000	419,138
5.00%, due 7/1/33	700,000	774,746
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A 5.00%, due 7/1/39	1,000,000	1,089,300
5.00%, due 7/1/43	2,000,000	2,429,540
5.00%, due 7/1/48	4,000,000	4,825,160
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	1,008,469
5.00%, due 7/1/43	1,020,000	1,167,696
5.00%, due 7/1/48	1,100,000	1,251,404
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,092,990
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	349,899
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C 4.00%, due 7/1/43	3,000,000	3,413,400
Series D 4.00%, due 7/1/43	2,470,000	2,801,795
Series A 4.00%, due 7/1/50	6,500,000	7,629,960
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,695,000	1,722,273
New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	161,381
New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,504,200
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/50	13,330,000	15,399,349
Series A 5.00%, due 7/1/41	1,075,000	1,269,897
New York State Dormitory Authority, New York University, Revenue Bonds
Series A 4.00%, due 7/1/43	2,950,000	3,314,885
Series A 4.00%, due 7/1/45	5,800,000	6,820,162
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A 4.00%, due 5/1/33	400,000	412,568
Series A 4.25%, due 5/1/42	450,000	462,753
New York State Dormitory Authority, Rockefeller University, Revenue Bonds Series C 4.00%, due 7/1/49	4,305,000	5,077,446
New York State Dormitory Authority, The New School, Revenue Bonds Series A 5.00%, due 7/1/35	210,000	236,765
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,379,600
Oneida County Local Development Corp., Utica College Project, Revenue Bonds 5.00%, due 7/1/49	3,250,000	3,552,607
Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/41	5,165,000	6,161,277
4.00%, due 12/1/47	4,000,000	4,717,320
4.00%, due 12/1/49	2,000,000	2,352,600
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,019,150
St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,239,760
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,314,418
5.375%, due 9/1/41	200,000	205,924
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,150,680
		114,385,138
Housing 1.7%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
Series A 5.00%, due 5/1/29	600,000	683,184
Series A 5.00%, due 5/1/30	350,000	397,117
Series A 5.00%, due 5/1/31	200,000	225,782
City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,349,540
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds Series A, Insured: AGM 3.25%, due 7/1/27	2,950,000	3,061,038
New York State Dormitory Authority, New York University Dormitory Facilities, Revenue Bonds 4.00%, due 7/1/49	3,050,000	3,423,686
New York State Dormitory Authority, University Facilities, Revenue Bonds Series A 5.00%, due 7/1/43	1,500,000	1,822,155
Onondaga Civic Development Corp., Onondaga Community College, Revenue Bonds
5.00%, due 10/1/20	115,000	115,337
5.00%, due 10/1/22	325,000	336,199
5.00%, due 10/1/24	400,000	422,064
5.00%, due 10/1/25	250,000	265,605
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	208,408
5.00%, due 6/1/30	330,000	369,052
5.00%, due 6/1/31	320,000	355,130
5.00%, due 6/1/37	1,000,000	1,079,980
Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	1,000,000	1,070,450
		16,184,727
Medical 10.4%
Build NYC Resource Corp., The Children's Aid Society Project, Revenue Bonds
4.00%, due 7/1/44	600,000	689,466
4.00%, due 7/1/49	1,300,000	1,478,217
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	6,000,000	6,739,560
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
4.00%, due 11/1/31	2,705,000	3,048,075
Series A 4.00%, due 11/1/47	880,000	871,024
Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
4.00%, due 12/1/37	1,000,000	1,115,440
Series A 5.00%, due 12/1/32	540,000	581,753
Series A 5.00%, due 12/1/42	1,000,000	1,066,190
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	276,473
New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
Series A 4.00%, due 7/1/45	3,490,000	3,752,692
Series A 5.00%, due 7/1/32	600,000	639,186
Series B 5.00%, due 7/1/32	390,000	415,471
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds 3.00%, due 2/1/50	8,000,000	8,355,760
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds 4.00%, due 7/1/38	8,500,000	10,213,260
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/36	5,750,000	6,327,012
Series A 4.00%, due 8/1/37	2,750,000	3,021,617
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,584,390
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds Series B-3 5.00%, due 5/1/48 (c)	5,000,000	5,956,200
New York State Dormitory Authority, NYU Langone Hospital, Revenue Bonds 4.00%, due 7/1/40	1,000,000	1,109,420
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (b)
5.00%, due 12/1/32	800,000	946,896
5.00%, due 12/1/34	3,500,000	4,115,195
5.00%, due 12/1/35	100,000	113,359
New York State Dormitory Authority, Revenue Bonds
Series A 4.00%, due 7/1/50	7,430,000	8,542,197
Series A 4.00%, due 7/1/53	5,070,000	5,809,561
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM 3.00%, due 12/1/44	4,150,000	4,344,967
Series A, Insured: AGM 4.00%, due 12/1/32	1,000,000	1,192,990
Series A, Insured: AGM 4.00%, due 12/1/33	1,255,000	1,487,426
Series A, Insured: AGM 4.00%, due 12/1/34	1,585,000	1,869,555
Series A, Insured: AGM 4.00%, due 12/1/36	1,650,000	1,928,701
Series A, Insured: AGM 4.00%, due 12/1/37	1,155,000	1,345,829
Series A, Insured: AGM 4.00%, due 12/1/38	1,000,000	1,161,800
Series A, Insured: AGM 4.00%, due 12/1/49	4,000,000	4,526,360
Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	277,133
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/46	2,500,000	2,663,125
		97,566,300
Multi-Family Housing 2.6%
New York City Housing Development Corp., Revenue Bonds Series L-2-A 4.00%, due 5/1/44	5,000,000	5,179,500
New York City NY, Housing Development Corp., 8 Spruce Street Multifamily Mortgage, Revenue Bonds Series D 3.00%, due 2/15/48	7,900,000	8,093,155
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
Series E-1-A 3.40%, due 11/1/47	3,000,000	3,150,600
Series G-1 3.70%, due 11/1/47	1,000,000	1,063,040
Series I-1 4.05%, due 11/1/41	1,000,000	1,090,230
Series I-1 4.15%, due 11/1/46	3,250,000	3,536,683
New York City NY, Housing Development Corp., Revenue Bonds
Series G-1 3.85%, due 11/1/45	595,000	629,932
Series A 5.00%, due 7/1/23	1,300,000	1,471,821
Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	194,128
		24,409,089
Nursing Homes 1.1%
Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	1,130,000	1,231,361
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	2,500,000	2,357,575
5.00%, due 1/1/50	3,000,000	2,705,910
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,695,427
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds
Series A 5.00%, due 12/1/29	175,000	197,234
Series A 5.00%, due 12/1/34	165,000	182,322
Series A 5.00%, due 12/1/40	175,000	191,027
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	690,000	716,737
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association, Revenue Bonds
5.00%, due 7/1/27	270,000	308,073
5.00%, due 7/1/28	270,000	307,411
5.00%, due 7/1/29	100,000	113,571
5.00%, due 7/1/34	200,000	223,912
		10,230,560
Pollution 0.7%
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM 3.25%, due 9/1/39	550,000	594,462
Insured: AGM 3.25%, due 9/1/40	570,000	614,375
Insured: AGM 3.25%, due 9/1/42	610,000	654,188
Insured: AGM 3.25%, due 9/1/43	630,000	678,245
Insured: AGM 3.25%, due 9/1/44	650,000	698,601
Insured: AGM 3.375%, due 9/1/38	535,000	587,639
Insured: AGM 3.50%, due 9/1/37	515,000	575,265
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
5.00%, due 1/1/25	1,000,000	1,184,680
5.00%, due 1/1/26	1,000,000	1,218,850
		6,806,305
Power 0.9%
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/33	1,055,000	1,211,583
Series A 5.00%, due 10/1/34	2,000,000	2,097,820
Series A 5.00%, due 10/1/38	2,700,000	3,055,509
Series A 5.00%, due 10/1/40	1,250,000	1,406,925
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE 5.00%, due 7/1/23	265,000	266,590
Series TT, Insured: NATL-RE 5.00%, due 7/1/26	215,000	216,623
		8,255,050
School District 1.1%
City of Yonkers NY, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 5/1/39	2,000,000	2,371,820
Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	700,046
Harrison NY, Central School District, Unlimited General Obligation
Insured: State Aid Withholding 3.50%, due 3/15/44	1,015,000	1,090,394
Insured: State Aid Withholding 3.50%, due 3/15/45	1,055,000	1,131,582
Insured: State Aid Withholding 3.55%, due 3/15/47	1,130,000	1,212,908
Lackawanna School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/32	745,000	829,058
Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	434,844
West Islip Union Free School District, Revenue Bonds Insured: State Aid Withholding 1.75%, due 6/21/21	2,650,000	2,681,986
		10,452,638
Single Family Housing 0.1%
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 213 4.25%, due 10/1/47	945,000	1,050,339

Tobacco Settlement 4.3%
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	779,280
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	2,500,000	372,175
5.625%, due 5/15/43	2,300,000	2,310,879
Erie County Tobacco Asset Securitization Corp., Revenue Bonds Subseries B (zero coupon), due 6/1/47	18,000,000	3,376,800
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	750,000	750,060
Series A-3 5.125%, due 6/1/46	4,015,000	4,015,522
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A 5.00%, due 6/1/42	1,000,000	1,000,170
Series A 5.00%, due 6/1/45	245,000	245,044
Series A 6.25%, due 6/1/41 (b)	5,000,000	5,016,600
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	557,984
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series B 5.00%, due 6/1/30	135,000	157,162
Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	526,360
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,836,250
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 5.25%, due 6/1/37	840,000	873,289
Series B 6.00%, due 6/1/48	1,000,000	1,001,080
Series C 6.625%, due 6/1/44	5,600,000	5,800,816
TSASC, Inc., Revenue Bonds
Series B 5.00%, due 6/1/22	500,000	524,815
Series A 5.00%, due 6/1/41	2,000,000	2,258,420
Series B 5.00%, due 6/1/48	8,390,000	8,631,129
Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	289,237
		40,323,072
Transportation 10.7%
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/42	1,500,000	1,809,285
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: AGM 4.00%, due 11/15/47	10,500,000	11,620,560
Series A-1, Insured: AGM 4.00%, due 11/15/50	6,000,000	6,641,940
Series A-1 4.00%, due 11/15/52	1,460,000	1,518,634
Series A-2 5.00%, due 11/15/27	590,000	664,983
Series C 5.00%, due 11/15/42	2,325,000	2,646,687
Metropolitan Transportation Authority, Revenue Bonds
Series D 4.00%, due 11/15/42	1,230,000	1,280,036
Series D 5.00%, due 11/15/29	550,000	625,300
Series E-1 5.00%, due 11/15/42	685,000	760,110
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,205,000	8,041,861
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series B, Insured: AGM 4.00%, due 1/1/50	13,500,000	15,596,820
New York State Thruway Authority, Revenue Bonds
Series L 4.00%, due 1/1/36	4,000,000	4,649,960
Series N 4.00%, due 1/1/47	5,500,000	6,412,010
Port Authority of Guam, Revenue Bonds (a)
Series B 5.00%, due 7/1/36	625,000	725,450
Series B 5.00%, due 7/1/37	200,000	231,344
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds 4.00%, due 11/1/47 (a)	5,500,000	6,234,140
Port Authority of New York & New Jersey, Revenue Bonds
Series 214 4.00%, due 9/1/37 (a)	2,955,000	3,417,960
Series 214 4.00%, due 9/1/39 (a)	3,600,000	4,140,648
Series 214 4.00%, due 9/1/43 (a)	1,030,000	1,172,645
Consolidated - Series 190 5.00%, due 5/1/32	295,000	295,679
Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,663,500
Series 207 5.00%, due 9/15/48 (a)	2,500,000	2,989,575
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC 5.00%, due 7/1/23	340,000	342,118
Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,032,765
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A 4.00%, due 11/15/54	5,000,000	5,851,300
Series A 5.00%, due 11/15/49	5,000,000	6,245,750
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A 4.00%, due 11/15/44	1,105,000	1,287,701
Series B 5.00%, due 11/15/45	2,000,000	2,352,200
		100,250,961
Utilities 1.8%
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,354,734
5.50%, due 7/1/43	1,725,000	1,897,052
Long Island Power Authority, Revenue Bonds
Series A 4.00%, due 9/1/38	2,000,000	2,312,540
5.00%, due 9/1/37	2,000,000	2,519,180
5.00%, due 9/1/38	1,000,000	1,256,330
5.00%, due 9/1/39	1,000,000	1,253,320
5.00%, due 9/1/42	2,000,000	2,439,520
Series B 5.00%, due 9/1/45	1,000,000	1,168,640
Series A 5.00%, due 9/1/44	2,000,000	2,303,380
Series B 5.00%, due 9/1/46	245,000	293,919
		16,798,615
Water 4.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A 6.00%, due 7/1/44	585,000	595,969
Great Neck North, Water Authority, Revenue Bonds
Series A 4.00%, due 1/1/32	250,000	289,705
Series A 4.00%, due 1/1/33	425,000	489,676
Series A 4.00%, due 1/1/34	250,000	286,928
Guam Government, Waterworks Authority, Revenue Bonds
Series A 5.00%, due 7/1/35	4,000,000	4,464,400
5.00%, due 1/1/46	3,365,000	3,848,517
Series A 5.00%, due 1/1/50	3,000,000	3,706,140
Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	820,215
New York City Municipal Water Finance Authority, Water & Sewer System, General Resolution, Revenue Bonds 4.00%, due 6/15/42	5,000,000	6,073,100
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries FF-1 4.00%, due 6/15/49	3,000,000	3,544,110
New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,123,770
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series AA 4.00%, due 6/15/40	3,000,000	3,640,020
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	943,804
Onondaga County Water Authority, Revenue Bonds
Series A 4.00%, due 9/15/34	845,000	1,044,631
Series A 4.00%, due 9/15/35	600,000	736,248
Series A 4.00%, due 9/15/36	1,375,000	1,679,054
Series A 4.00%, due 9/15/37	1,945,000	2,365,723
Series A 4.00%, due 9/15/39	700,000	845,278
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A 5.00%, due 7/1/33	1,085,000	1,118,906
Series A 5.25%, due 7/1/29	1,000,000	1,048,750
Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	4,600,000	5,168,008
		43,832,952
Total Long-Term Municipal Bonds (Cost $786,652,895)		837,062,092

Short-Term Municipal Notes 1.7%
General 0.8%
New York State Dormitory Authority, Revenue Bonds Series 2016-XFT910 0.33%, due 3/15/40 (b)(d)	8,000,000	8,000,000

Multi-Family Housing 0.2%
Albany Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 0.97%, due 12/1/25 (a)(d)	655,000	655,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds Series A 0.17%, due 11/1/46 (d)	1,200,000	1,200,000
		1,855,000
Power 0.5%
Puerto Rico Electric Power Authority, Revenue Bonds Series UU, Insured: AGM 0.718%, due 7/1/29 (d)	5,000,000	4,425,000

Water 0.2%
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries A-1 0.14%, due 6/15/44 (d)	2,000,000	2,000,000

Total Short-Term Municipal Notes (Cost $16,545,081)		16,280,000

Total Municipal Bonds (Cost $803,197,976)		853,342,092

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Fund	12,234	176,163
Eaton Vance New York Municipal Bond Fund	13,241	159,819
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,325,000

Total Closed-End Funds (Cost $1,685,634)		1,660,982

Total Investments (Cost $804,883,610)	91.1%	855,003,074
Other Assets, Less Liabilities	8.9	83,812,590
Net Assets	100.0%	$938,815,664

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
United States Treasury Long Bond	(14)	September 2020	$(2,485,984)	$(2,551,937)	$(65,953)

1.	As of July 31, 2020, cash in the amount of $65,800 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$837,062,092	$—	$837,062,092
Short-Term Municipal Notes	—	16,280,000	—	16,280,000
Total Municipal Bonds		853,342,092		853,342,092
Closed-End Funds	1,660,982	—	—	1,660,982
Total Investments in Securities	$1,660,982	$853,342,092	$—	$855,003,074

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(65,953)	$—	$—	$(65,953)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.3% †
Aerospace & Defense 1.6%
Boeing Co.	20,708	$3,271,864
General Dynamics Corp.	8,980	1,317,725
Howmet Aerospace, Inc.	14,884	219,986
Huntington Ingalls Industries, Inc.	1,587	275,678
L3Harris Technologies, Inc.	8,339	1,403,704
Lockheed Martin Corp.	9,547	3,618,027
Northrop Grumman Corp.	5,988	1,946,160
Raytheon Technologies Corp.	56,811	3,220,047
Teledyne Technologies, Inc. (a)	1,416	434,287
Textron, Inc.	8,911	311,350
TransDigm Group, Inc.	1,942	838,128
		16,856,956
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,225	489,687
Expeditors International of Washington, Inc.	6,429	543,315
FedEx Corp.	9,283	1,563,257
United Parcel Service, Inc., Class B	27,197	3,882,644
		6,478,903
Airlines 0.2%
Alaska Air Group, Inc.	4,728	162,832
American Airlines Group, Inc. (b)	19,188	213,371
Delta Air Lines, Inc.	22,229	555,058
Southwest Airlines Co.	20,717	639,948
United Airlines Holdings, Inc. (a)	9,760	306,269
		1,877,478
Auto Components 0.1%
Aptiv PLC	10,353	804,946
BorgWarner, Inc.	7,937	290,494
		1,095,440
Automobiles 0.2%
Ford Motor Co.	150,031	991,705
General Motors Co.	48,284	1,201,789
		2,193,494
Banks 3.4%
Bank of America Corp.	301,257	7,495,274
Citigroup, Inc.	80,412	4,021,404
Citizens Financial Group, Inc.	16,763	415,890
Comerica, Inc.	5,556	214,017
Fifth Third Bancorp	27,374	543,648
First Republic Bank	6,623	744,955
Huntington Bancshares, Inc.	40,048	371,245
JPMorgan Chase & Co.	117,694	11,373,948
KeyCorp	37,983	456,176
M&T Bank Corp.	4,955	524,982
People's United Financial, Inc.	16,761	180,851
PNC Financial Services Group, Inc.	16,387	1,748,001
Regions Financial Corp.	37,199	403,981
SVB Financial Group (a)	2,002	448,988
Truist Financial Corp.	52,047	1,949,681
U.S. Bancorp	52,946	1,950,531
Wells Fargo & Co.	144,114	3,496,206
Zions Bancorp., N.A.	6,376	207,029
		36,546,807
Beverages 1.6%
Brown-Forman Corp., Class B	6,994	484,964
Coca-Cola Co.	149,319	7,053,829
Constellation Brands, Inc., Class A	6,488	1,156,162
Molson Coors Beverage Co., Class B	7,191	269,806
Monster Beverage Corp. (a)	14,441	1,133,330
PepsiCo., Inc.	53,594	7,377,750
		17,475,841
Biotechnology 2.2%
AbbVie, Inc.	68,073	6,460,808
Alexion Pharmaceuticals, Inc. (a)	8,583	879,672
Amgen, Inc.	22,722	5,559,392
Biogen, Inc. (a)	6,304	1,731,646
Gilead Sciences, Inc.	48,437	3,367,824
Incyte Corp. (a)	6,969	688,258
Regeneron Pharmaceuticals, Inc. (a)	3,896	2,462,545
Vertex Pharmaceuticals, Inc. (a)	10,015	2,724,080
		23,874,225
Building Products 0.4%
A.O. Smith Corp.	5,313	255,768
Allegion PLC	3,597	357,758
Carrier Global Corp.	31,301	852,639
Fortune Brands Home & Security, Inc.	5,356	409,734
Johnson Controls International PLC	28,543	1,098,335
Masco Corp.	10,188	582,346
Trane Technologies PLC	9,236	1,033,231
		4,589,811
Capital Markets 2.6%
Ameriprise Financial, Inc.	4,726	726,055
Bank of New York Mellon Corp.	31,141	1,116,405
BlackRock, Inc.	5,958	3,425,910
Cboe Global Markets, Inc.	4,275	374,917
Charles Schwab Corp.	44,257	1,467,120
CME Group, Inc.	13,822	2,296,940
E*TRADE Financial Corp.	8,700	441,699
Franklin Resources, Inc.	10,837	228,119
Goldman Sachs Group, Inc.	11,955	2,366,612
Intercontinental Exchange, Inc.	21,137	2,045,639
Invesco, Ltd.	14,360	144,174
MarketAxess Holdings, Inc.	1,464	756,449
Moody's Corp.	6,251	1,758,406
Morgan Stanley	46,297	2,262,997
MSCI, Inc.	3,284	1,234,718
Nasdaq, Inc.	4,439	582,885
Northern Trust Corp.	8,036	629,621
Raymond James Financial, Inc.	4,745	329,683
S&P Global, Inc.	9,305	3,259,076
State Street Corp.	13,695	873,604
T. Rowe Price Group, Inc.	8,744	1,207,546
		27,528,575
Chemicals 1.8%
Air Products & Chemicals, Inc.	8,531	2,445,241
Albemarle Corp.	4,055	334,375
Celanese Corp.	4,661	453,049
CF Industries Holdings, Inc.	8,459	265,021
Corteva, Inc. (a)	28,672	818,872
Dow, Inc. (a)	28,667	1,177,067
DuPont de Nemours, Inc.	28,344	1,515,837
Eastman Chemical Co.	5,306	395,987
Ecolab, Inc.	9,552	1,786,988
FMC Corp.	5,039	534,386
International Flavors & Fragrances, Inc.	4,102	516,647
Linde PLC	20,286	4,972,301
LyondellBasell Industries N.V., Class A	9,919	620,136
Mosaic Co.	13,585	182,990
PPG Industries, Inc.	9,041	973,264
Sherwin-Williams Co.	3,121	2,022,158
		19,014,319
Commercial Services & Supplies 0.4%
Cintas Corp.	3,233	975,946
Copart, Inc. (a)	7,980	744,135
Republic Services, Inc.	8,135	709,779
Rollins, Inc.	5,413	283,641
Waste Management, Inc.	14,962	1,639,835
		4,353,336
Communications Equipment 0.9%
Arista Networks, Inc. (a)	2,090	542,919
Cisco Systems, Inc.	163,809	7,715,404
F5 Networks, Inc. (a)	2,286	310,667
Juniper Networks, Inc.	12,907	327,580
Motorola Solutions, Inc.	6,607	923,659
		9,820,229
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	5,140	438,699
Quanta Services, Inc.	5,437	217,317
		656,016
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,391	495,367
Vulcan Materials Co.	5,059	594,028
		1,089,395
Consumer Finance 0.4%
American Express Co.	25,496	2,379,287
Capital One Financial Corp.	17,678	1,127,856
Discover Financial Services	11,831	584,806
Synchrony Financial	20,743	459,043
		4,550,992
Containers & Packaging 0.3%
Amcor PLC (a)	60,815	626,394
Avery Dennison Corp.	3,231	366,202
Ball Corp.	12,616	928,916
International Paper Co.	15,214	529,295
Packaging Corp. of America	3,618	347,762
Sealed Air Corp.	5,964	212,796
WestRock Co.	9,845	264,437
		3,275,802
Distributors 0.1%
Genuine Parts Co.	5,591	504,029
LKQ Corp. (a)	11,840	333,769
		837,798
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	7,775	112,737

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	75,090	14,701,120

Diversified Telecommunication Services 1.6%
AT&T, Inc.	275,204	8,140,534
CenturyLink, Inc.	38,153	368,177
Verizon Communications, Inc.	159,835	9,187,316
		17,696,027
Electric Utilities 1.9%
Alliant Energy Corp.	9,470	509,959
American Electric Power Co., Inc.	19,143	1,663,144
Duke Energy Corp.	28,384	2,405,260
Edison International	14,598	812,671
Entergy Corp.	7,640	803,193
Evergy, Inc.	8,789	569,791
Eversource Energy	12,983	1,169,379
Exelon Corp.	37,637	1,453,164
FirstEnergy Corp.	20,752	601,808
NextEra Energy, Inc.	18,906	5,306,914
NRG Energy, Inc.	9,675	327,112
Pinnacle West Capital Corp.	4,297	356,995
PPL Corp.	29,700	790,614
Southern Co.	40,788	2,227,433
Xcel Energy, Inc.	20,150	1,391,156
		20,388,593
Electrical Equipment 0.4%
AMETEK, Inc.	8,862	826,381
Eaton Corp. PLC	15,451	1,438,952
Emerson Electric Co.	23,079	1,431,129
Rockwell Automation, Inc.	4,474	975,958
		4,672,420
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	11,517	1,218,038
CDW Corp.	5,563	646,699
Corning, Inc.	29,657	919,367
FLIR Systems, Inc.	5,181	215,840
IPG Photonics Corp. (a)	1,363	243,991
Keysight Technologies, Inc. (a)	7,204	719,607
TE Connectivity, Ltd.	12,741	1,134,841
Zebra Technologies Corp., Class A (a)	2,073	581,995
		5,680,378
Energy Equipment & Services 0.2%
Baker Hughes Co.	24,908	385,825
Halliburton Co.	33,468	479,596
National Oilwell Varco, Inc.	14,778	170,095
Schlumberger, Ltd.	53,606	972,413
TechnipFMC PLC	16,129	129,516
		2,137,445
Entertainment 2.0%
Activision Blizzard, Inc.	29,761	2,459,151
Electronic Arts, Inc. (a)	11,151	1,579,205
Live Nation Entertainment, Inc. (a)	5,422	253,804
Netflix, Inc. (a)	16,988	8,305,093
Take-Two Interactive Software, Inc. (a)	4,401	721,852
Walt Disney Co.	69,769	8,158,787
		21,477,892
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, Inc.	4,893	868,752
American Tower Corp.	17,123	4,475,781
Apartment Investment & Management Co., Class A	5,699	221,235
AvalonBay Communities, Inc.	5,434	832,054
Boston Properties, Inc.	5,548	494,271
Crown Castle International Corp.	16,098	2,683,537
Digital Realty Trust, Inc.	10,363	1,663,676
Duke Realty Corp.	14,177	569,774
Equinix, Inc.	3,419	2,685,556
Equity Residential	13,398	718,535
Essex Property Trust, Inc.	2,548	562,446
Extra Space Storage, Inc.	4,996	516,287
Federal Realty Investment Trust	2,706	206,468
Healthpeak Properties, Inc.	20,729	565,694
Host Hotels & Resorts, Inc.	27,230	293,539
Iron Mountain, Inc.	10,987	309,724
Kimco Realty Corp.	16,683	186,016
Mid-America Apartment Communities, Inc.	4,365	520,264
Prologis, Inc.	28,529	3,007,527
Public Storage	5,807	1,160,703
Realty Income Corp.	13,265	796,563
Regency Centers Corp.	6,402	262,674
SBA Communications Corp.	4,333	1,349,903
Simon Property Group, Inc.	11,828	737,476
SL Green Realty Corp.	3,012	140,058
UDR, Inc.	11,256	407,467
Ventas, Inc.	14,320	549,315
Vornado Realty Trust	6,084	210,020
Welltower, Inc.	16,125	863,655
Weyerhaeuser Co.	28,519	793,113
		28,652,083
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	17,044	5,548,333
Kroger Co.	30,368	1,056,503
Sysco Corp.	19,716	1,041,991
Walgreens Boots Alliance, Inc.	28,462	1,158,688
Walmart, Inc.	54,694	7,077,403
		15,882,918
Food Products 1.1%
Archer-Daniels-Midland Co.	21,445	918,489
Campbell Soup Co.	6,479	321,164
Conagra Brands, Inc.	18,606	696,795
General Mills, Inc.	23,311	1,474,887
Hershey Co.	5,723	832,182
Hormel Foods Corp.	10,673	542,829
J.M. Smucker Co.	4,354	476,110
Kellogg Co.	9,662	666,581
Kraft Heinz Co.	23,822	819,000
Lamb Weston Holdings, Inc.	5,599	336,388
McCormick & Co., Inc.	4,766	928,893
Mondelez International, Inc., Class A	55,146	3,060,052
Tyson Foods, Inc., Class A	11,285	693,463
		11,766,833
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,724	500,697

Health Care Equipment & Supplies 3.9%
Abbott Laboratories	68,323	6,876,027
ABIOMED, Inc. (a)	1,726	517,696
Align Technology, Inc. (a)	2,759	810,649
Baxter International, Inc.	19,617	1,694,517
Becton Dickinson & Co.	11,390	3,204,463
Boston Scientific Corp. (a)	55,185	2,128,485
Cooper Cos., Inc.	1,896	536,435
Danaher Corp.	24,305	4,953,359
DENTSPLY SIRONA, Inc.	8,611	384,051
DexCom, Inc. (a)	3,565	1,552,700
Edwards Lifesciences Corp. (a)	23,949	1,877,841
Hologic, Inc. (a)	9,974	695,986
IDEXX Laboratories, Inc. (a)	3,291	1,308,995
Intuitive Surgical, Inc. (a)	4,505	3,087,907
Medtronic PLC	51,801	4,997,761
ResMed, Inc.	5,589	1,131,828
STERIS PLC	3,262	520,713
Stryker Corp.	12,419	2,400,593
Teleflex, Inc.	1,793	668,968
Varian Medical Systems, Inc. (a)	3,481	496,808
West Pharmaceutical Services, Inc.	2,842	764,129
Zimmer Biomet Holdings, Inc.	7,988	1,077,262
		41,687,173
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	5,736	574,690
Anthem, Inc.	9,753	2,670,371
Cardinal Health, Inc.	11,280	616,114
Centene Corp. (a)	22,333	1,457,228
Cigna Corp. (a)	14,252	2,461,178
CVS Health Corp.	50,488	3,177,715
DaVita, Inc. (a)	3,293	287,775
HCA Healthcare, Inc.	10,221	1,294,387
Henry Schein, Inc. (a)	5,544	381,039
Humana, Inc.	5,107	2,004,242
Laboratory Corp. of America Holdings (a)	3,769	727,116
McKesson Corp.	6,205	931,743
Quest Diagnostics, Inc.	5,144	653,648
UnitedHealth Group, Inc.	36,632	11,091,437
Universal Health Services, Inc., Class B	3,000	329,700
		28,658,383
Health Care Technology 0.1%
Cerner Corp.	11,784	818,399

Hotels, Restaurants & Leisure 1.5%
Carnival Corp. (b)	18,299	253,990
Chipotle Mexican Grill, Inc. (a)	992	1,145,919
Darden Restaurants, Inc.	5,017	380,790
Domino's Pizza, Inc.	1,511	584,168
Hilton Worldwide Holdings, Inc.	10,710	803,785
Las Vegas Sands Corp.	12,992	566,971
Marriott International, Inc., Class A	10,438	874,965
McDonald's Corp.	28,720	5,579,722
MGM Resorts International	19,041	306,370
Norwegian Cruise Line Holdings, Ltd. (a)	10,522	143,520
Royal Caribbean Cruises, Ltd.	6,579	320,463
Starbucks Corp.	45,120	3,453,034
Wynn Resorts, Ltd.	3,708	268,570
Yum! Brands, Inc.	11,712	1,066,378
		15,748,645
Household Durables 0.4%
D.R. Horton, Inc.	12,778	845,393
Garmin, Ltd.	5,551	547,273
Leggett & Platt, Inc.	5,025	201,452
Lennar Corp., Class A	10,608	767,489
Mohawk Industries, Inc. (a)	2,355	188,047
Newell Brands, Inc.	14,643	240,145
NVR, Inc. (a)	133	522,710
PulteGroup, Inc.	9,759	425,492
Whirlpool Corp.	2,427	395,892
		4,133,893
Household Products 1.8%
Church & Dwight Co., Inc.	9,427	908,103
Clorox Co.	4,875	1,152,986
Colgate-Palmolive Co.	33,085	2,554,162
Kimberly-Clark Corp.	13,160	2,000,847
Procter & Gamble Co.	95,625	12,538,350
		19,154,448
Independent Power & Renewable Electricity Producers 0.0% ‡
AES Corp.	25,416	387,086

Industrial Conglomerates 1.0%
3M Co.	22,217	3,342,992
General Electric Co.	337,867	2,050,853
Honeywell International, Inc.	27,110	4,049,421
Roper Technologies, Inc.	4,032	1,743,638
		11,186,904
Insurance 1.9%
Aflac, Inc.	27,715	985,822
Allstate Corp.	12,133	1,145,234
American International Group, Inc.	33,297	1,070,166
Aon PLC, Class A	8,926	1,831,794
Arthur J. Gallagher & Co.	7,275	781,990
Assurant, Inc.	2,351	252,662
Chubb, Ltd.	17,435	2,218,429
Cincinnati Financial Corp.	5,809	452,695
Everest Re Group, Ltd.	1,558	340,875
Globe Life, Inc.	3,867	307,813
Hartford Financial Services Group, Inc.	13,839	585,666
Lincoln National Corp.	7,463	278,146
Loews Corp.	9,565	348,262
Marsh & McLennan Cos., Inc.	19,708	2,297,953
MetLife, Inc.	29,798	1,127,854
Principal Financial Group, Inc.	9,918	420,821
Progressive Corp.	22,608	2,042,407
Prudential Financial, Inc.	15,257	966,836
Travelers Cos., Inc.	9,766	1,117,426
Unum Group	8,107	139,684
WR Berkley Corp.	5,552	342,836
Willis Towers Watson PLC	4,946	1,038,709
		20,094,080
Interactive Media & Services 5.4%
Alphabet, Inc. (a)
Class A	11,590	17,245,341
Class C	11,297	16,752,999
Facebook, Inc., Class A (a)	92,879	23,560,616
Twitter, Inc. (a)	30,308	1,103,211
		58,662,167
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc. (a)	16,183	51,214,016
Booking Holdings, Inc. (a)	1,581	2,627,828
eBay, Inc.	25,514	1,410,414
Expedia Group, Inc.	5,298	429,191
		55,681,449
IT Services 5.5%
Accenture PLC, Class A	24,614	5,532,735
Akamai Technologies, Inc. (a)	6,233	700,839
Automatic Data Processing, Inc.	16,662	2,214,546
Broadridge Financial Solutions, Inc.	4,422	594,051
Cognizant Technology Solutions Corp., Class A	20,881	1,426,590
DXC Technology Co.	10,265	183,846
Fidelity National Information Services, Inc.	23,864	3,491,542
Fiserv, Inc. (a)	21,723	2,167,738
FleetCor Technologies, Inc. (a)	3,237	836,991
Gartner, Inc. (a)	3,449	429,883
Global Payments, Inc.	11,508	2,048,654
International Business Machines Corp.	34,296	4,216,350
Jack Henry & Associates, Inc.	2,955	526,877
Leidos Holdings, Inc.	5,132	488,361
Mastercard, Inc., Class A	34,150	10,536,300
Paychex, Inc.	12,247	880,804
PayPal Holdings, Inc. (a)	45,354	8,892,559
VeriSign, Inc. (a)	3,928	831,479
Visa, Inc., Class A	65,167	12,407,797
Western Union Co.	15,872	385,372
		58,793,314
Leisure Products 0.0% ‡
Hasbro, Inc.	4,909	357,179

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	11,927	1,148,928
Bio-Rad Laboratories, Inc., Class A (a)	826	433,559
Illumina, Inc. (a)	5,679	2,170,287
IQVIA Holdings, Inc. (a)	6,859	1,086,397
Mettler-Toledo International, Inc. (a)	923	863,005
PerkinElmer, Inc.	4,247	505,011
Thermo Fisher Scientific, Inc.	15,255	6,314,807
Waters Corp. (a)	2,404	512,412
		13,034,406
Machinery 1.5%
Caterpillar, Inc.	20,906	2,777,989
Cummins, Inc.	5,658	1,093,465
Deere & Co.	12,134	2,139,345
Dover Corp.	5,561	572,394
Flowserve Corp.	5,018	139,852
Fortive Corp.	11,450	803,675
IDEX Corp.	2,896	477,319
Illinois Tool Works, Inc.	11,105	2,054,314
Ingersoll Rand, Inc. (a)	13,303	420,242
Otis Worldwide Corp. (a)	15,650	981,881
PACCAR, Inc.	13,266	1,128,671
Parker-Hannifin Corp.	4,911	878,676
Pentair PLC	6,455	276,597
Snap-On, Inc.	2,120	309,244
Stanley Black & Decker, Inc.	5,952	912,561
Westinghouse Air Brake Technologies Corp.	6,967	433,278
Xylem, Inc.	6,890	502,832
		15,902,335
Media 1.3%
Charter Communications, Inc., Class A (a)	5,821	3,376,180
Comcast Corp., Class A	175,931	7,529,847
Discovery, Inc. (a)
Class A	6,046	127,571
Class C	11,840	224,368
DISH Network Corp., Class A (a)	9,864	316,733
Fox Corp.
Class A	13,328	343,463
Class B (a)	6,216	160,186
Interpublic Group of Cos., Inc.	14,821	267,519
News Corp.
Class A	14,986	190,622
Class B	4,678	59,691
Omnicom Group, Inc.	8,429	452,890
ViacomCBS, Inc., Class B	20,650	538,345
		13,587,415
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	55,543	717,615
Newmont Corp.	31,001	2,145,269
Nucor Corp.	11,667	489,431
		3,352,315
Multi-Utilities 1.0%
Ameren Corp.	9,405	754,657
CenterPoint Energy, Inc.	21,039	399,951
CMS Energy Corp.	11,056	709,574
Consolidated Edison, Inc.	12,905	991,491
Dominion Energy, Inc.	32,417	2,626,750
DTE Energy Co.	7,410	856,818
NiSource, Inc.	14,768	361,078
Public Service Enterprise Group, Inc.	19,354	1,082,663
Sempra Energy	11,358	1,413,617
WEC Energy Group, Inc.	12,081	1,150,836
		10,347,435
Multiline Retail 0.5%
Dollar General Corp.	9,723	1,851,259
Dollar Tree, Inc. (a)	9,095	849,018
Kohl's Corp.	6,202	118,086
Target Corp.	19,314	2,431,247
		5,249,610
Oil, Gas & Consumable Fuels 2.3%
Apache Corp.	14,393	220,932
Cabot Oil & Gas Corp.	15,396	287,905
Chevron Corp.	72,115	6,053,333
Concho Resources, Inc.	7,679	403,455
ConocoPhillips	41,423	1,548,806
Devon Energy Corp.	14,922	156,532
Diamondback Energy, Inc.	6,259	249,484
EOG Resources, Inc.	22,482	1,053,282
Exxon Mobil Corp.	163,320	6,872,506
Hess Corp.	9,947	489,492
HollyFrontier Corp.	5,815	159,912
Kinder Morgan, Inc.	74,545	1,051,084
Marathon Oil Corp.	31,303	171,853
Marathon Petroleum Corp.	24,985	954,427
Noble Energy, Inc.	18,316	182,977
Occidental Petroleum Corp.	34,286	539,662
ONEOK, Inc.	16,991	474,219
Phillips 66	16,868	1,046,153
Pioneer Natural Resources Co.	6,446	624,746
Valero Energy Corp.	15,748	885,510
Williams Cos., Inc.	46,399	887,613
		24,313,883
Personal Products 0.2%
Coty, Inc., Class A	11,507	42,691
Estee Lauder Cos., Inc., Class A	8,682	1,715,042
		1,757,733
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	87,399	5,126,825
Eli Lilly & Co.	32,531	4,889,084
Johnson & Johnson	101,764	14,833,121
Merck & Co., Inc.	97,497	7,823,159
Mylan N.V. (a)	19,738	317,979
Perrigo Co. PLC	5,237	277,666
Pfizer, Inc.	214,562	8,256,346
Zoetis, Inc.	18,327	2,779,839
		44,304,019
Professional Services 0.3%
Equifax, Inc.	4,689	762,244
IHS Markit, Ltd.	15,412	1,244,211
Nielsen Holdings PLC	13,613	196,435
Robert Half International, Inc.	4,449	226,321
Verisk Analytics, Inc.	6,264	1,182,079
		3,611,290
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	12,924	566,200

Road & Rail 0.9%
CSX Corp.	29,567	2,109,310
J.B. Hunt Transport Services, Inc.	3,329	430,773
Kansas City Southern	3,716	638,594
Norfolk Southern Corp.	9,895	1,901,918
Old Dominion Freight Line, Inc.	3,682	673,143
Union Pacific Corp.	26,211	4,543,677
		10,297,415
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. (a)	45,239	3,502,856
Analog Devices, Inc.	14,158	1,626,046
Applied Materials, Inc.	35,400	2,277,282
Broadcom, Inc.	15,442	4,891,253
Intel Corp.	163,543	7,805,907
KLA Corp.	5,989	1,196,782
Lam Research Corp.	5,607	2,114,736
Maxim Integrated Products, Inc.	10,427	709,974
Microchip Technology, Inc.	9,476	963,993
Micron Technology, Inc. (a)	42,959	2,150,313
NVIDIA Corp.	23,761	10,088,683
Qorvo, Inc. (a)	4,431	567,833
QUALCOMM, Inc.	43,452	4,588,966
Skyworks Solutions, Inc.	6,444	938,118
Texas Instruments, Inc.	35,451	4,521,775
Xilinx, Inc.	9,488	1,018,537
		48,963,054
Software 8.8%
Adobe, Inc. (a)	18,610	8,268,795
ANSYS, Inc. (a)	3,293	1,022,806
Autodesk, Inc. (a)	8,467	2,001,853
Cadence Design Systems, Inc. (a)	10,757	1,175,202
Citrix Systems, Inc.	4,427	631,999
Fortinet, Inc. (a)	5,183	716,809
Intuit, Inc.	10,072	3,085,759
Microsoft Corp.	292,919	60,051,324
NortonLifeLock, Inc.	20,932	448,991
Oracle Corp.	80,395	4,457,903
Paycom Software, Inc. (a)	1,887	536,606
salesforce.com, Inc. (a)	34,802	6,781,170
ServiceNow, Inc. (a)	7,366	3,235,147
Synopsys, Inc. (a)	5,824	1,160,257
Tyler Technologies, Inc. (a)	1,536	548,736
		94,123,357
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,669	400,724
AutoZone, Inc. (a)	902	1,089,093
Best Buy Co., Inc.	8,891	885,455
CarMax, Inc. (a)	6,361	616,826
Gap, Inc.	8,106	108,377
Home Depot, Inc.	41,543	11,029,251
L Brands, Inc.	8,784	214,417
Lowe's Cos., Inc.	29,163	4,342,662
O'Reilly Automotive, Inc. (a)	2,867	1,368,649
Ross Stores, Inc.	13,727	1,230,900
Tiffany & Co.	4,219	528,894
TJX Cos., Inc.	46,423	2,413,532
Tractor Supply Co.	4,466	637,477
Ulta Beauty, Inc. (a)	2,176	419,946
		25,286,203
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. (c)	157,374	66,890,245
Hewlett Packard Enterprise Co.	50,322	496,678
HP, Inc.	55,234	971,014
NetApp, Inc.	8,551	378,809
Seagate Technology PLC	8,913	403,046
Western Digital Corp.	11,576	498,926
Xerox Holdings Corp. (a)	7,308	121,678
		69,760,396
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	13,833	195,460
NIKE, Inc., Class B	47,897	4,675,226
PVH Corp.	2,866	139,460
Ralph Lauren Corp.	1,915	136,540
Tapestry, Inc.	10,642	142,177
Under Armour, Inc. (a)
Class A	7,199	75,734
Class C	7,439	70,596
VF Corp.	12,465	752,387
		6,187,580
Tobacco 0.7%
Altria Group, Inc.	71,631	2,947,616
Philip Morris International, Inc.	60,146	4,619,814
		7,567,430
Trading Companies & Distributors 0.2%
Fastenal Co.	21,916	1,030,928
United Rentals, Inc. (a)	2,783	432,395
W.W. Grainger, Inc.	1,698	579,918
		2,043,241
Water Utilities 0.1%
American Water Works Co., Inc.	6,992	1,029,712

Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc. (a)	22,483	2,414,224
Total Common Stocks (d) (Cost $307,578,618)		1,044,846,933

	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Occidental Petroleum Corp. (a)	4,209	23,570

Total Warrants (Cost $0)		23,570

Short-Term Investments 2.7%
Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (e)(f)	429,881	429,881
Total Unaffiliated Investment Company (Cost $429,881)		429,881

	Principal Amount
U.S. Governments 2.7%
United States Treasury Bills (g)
0.085%, due 10/8/20	$900,000	899,835
0.092%, due 10/29/20 (c)	3,800,000	3,799,082
0.098%, due 10/8/20	200,000	199,963
0.10%, due 10/8/20	100,000	99,982
0.117%, due 10/8/20	17,500,000	17,496,792
0.127%, due 10/8/20	6,600,000	6,598,790
0.145%, due 10/8/20	200,000	199,963
Total U.S. Governments (Cost $29,293,540)		29,294,407

Total Short-Term Investments (Cost $29,723,421)		29,724,288

Total Investments (Cost $337,302,039)	100.0%	1,074,594,791
Other Assets, Less Liabilities	(0.0)‡	(351,363)
Net Assets	100.0%	$1,074,243,428

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $410,191. The fund received cash collateral with a value of $429,881.
(c)	Represents a security which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 100.0% of the Portfolio's net assets.
(e)	Represents a security purchased with cash collateral received for securities on loan.
(f)	Current yield as of July 31, 2020.
(g)	Interest rate shown represents yield to maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts

S&P 500 Index Mini	180	September 2020	$27,773,447	$29,371,500	$1,598,053

1. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,044,846,933	$—	$—	$1,044,846,933
Warrants	23,570	—	—	23,570
Short-Term Investments
Unaffiliated Investment Company	429,881	—	—	429,881
U.S. Governments	—	29,294,407	—	29,294,407
Total Short-Term Investments	429,881	29,294,407	—	29,724,288
Total Investments in Securities	1,045,300,384	29,294,407	—	1,074,594,791
Other Financial Instruments
Futures Contracts (b)	1,598,053	—	—	1,598,053
Total Investments in Securities and Other Financial Instruments	$1,046,898,437	$29,294,407	$—	$1,076,192,844

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 94.1% †
Convertible Bonds 1.8%
Investment Companies 0.4%
Ares Capital Corp.
3.75%, due 2/1/22	$2,435,000	$2,446,863
4.625%, due 3/1/24	3,000,000	3,073,200
		5,520,063
Media 1.4%
DISH Network Corp. 2.375%, due 3/15/24	21,650,000	19,926,059
Total Convertible Bonds (Cost $24,738,823)		25,446,122

Corporate Bonds 76.4%
Advertising 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp. 6.25%, due 6/15/25 (a)	4,000,000	4,060,000
Aerospace & Defense 1.1%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (a)	5,500,000	4,415,400
Howmet Aerospace, Inc. 6.875%, due 5/1/25	1,000,000	1,135,660
Spirit AeroSystems, Inc. 7.50%, due 4/15/25 (a)	1,000,000	982,800
SSL Robotics LLC 9.75%, due 12/31/23 (a)	1,000,000	1,110,300
TransDigm, Inc.
6.25%, due 3/15/26 (a)	1,000,000	1,055,000
6.50%, due 7/15/24	6,545,000	6,561,362
		15,260,522
Airlines 0.1%
Delta Air Lines, Inc.
7.00%, due 5/1/25 (a)	1,575,000	1,681,962
7.375%, due 1/15/26	500,000	495,660
		2,177,622
Apparel 0.2%
Levi Strauss & Co. 5.00%, due 5/1/25 (a)	1,500,000	1,533,900
William Carter Co. 5.50%, due 5/15/25 (a)	1,300,000	1,383,291
		2,917,191
Auto Manufacturers 2.5%
Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (a)	3,080,000	2,690,688
BCD Acquisition, Inc. 9.625%, due 9/15/23 (a)	4,942,000	4,843,160
Ford Motor Co.
8.50%, due 4/21/23	1,800,000	1,998,000
9.00%, due 4/22/25	3,290,000	3,876,031
Ford Motor Credit Co. LLC
2.979%, due 8/3/22	1,797,000	1,801,115
3.087%, due 1/9/23	2,400,000	2,389,488
3.096%, due 5/4/23	1,065,000	1,054,350
3.219%, due 1/9/22	700,000	691,250
3.336%, due 3/18/21	1,500,000	1,503,750
3.339%, due 3/28/22	2,000,000	2,010,000
3.664%, due 9/8/24	1,150,000	1,157,533
4.14%, due 2/15/23	1,100,000	1,119,250
5.125%, due 6/16/25	3,000,000	3,198,210
5.584%, due 3/18/24	840,000	892,500
McLaren Finance PLC 5.75%, due 8/1/22 (a)	7,300,000	6,205,000
		35,430,325
Auto Parts & Equipment 1.2%
American Axle & Manufacturing, Inc. 6.25%, due 4/1/25 (b)	2,000,000	2,066,240
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(c)(d)(e)(f)(g)(h)	4,080,306	3,586,589
Exide Technologies(a)(c)(d)(e)(f)(g)(h)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	10,204,428	1,785,775
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	1,653,273	0
Meritor, Inc.
6.25%, due 2/15/24	2,000,000	2,045,000
6.25%, due 6/1/25 (a)	1,000,000	1,060,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (a)	6,162,000	6,182,996
		16,726,600
Building Materials 0.6%
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (a)	1,690,000	1,728,025
6.125%, due 7/15/23	7,305,000	7,309,383
		9,037,408
Chemicals 2.5%
Avient Corp.
5.25%, due 3/15/23	1,750,000	1,923,215
5.75%, due 5/15/25 (a)	1,500,000	1,628,235
Blue Cube Spinco LLC 9.75%, due 10/15/23	9,222,000	9,613,935
Neon Holdings, Inc. 10.125%, due 4/1/26 (a)	1,600,000	1,624,000
NOVA Chemicals Corp. 4.875%, due 6/1/24 (a)	2,150,000	2,148,925
Olin Corp. 9.50%, due 6/1/25 (a)	1,000,000	1,140,000
TPC Group, Inc. 10.50%, due 8/1/24 (a)	18,863,000	16,788,070
Valvoline, Inc. 4.375%, due 8/15/25 (a)	1,000,000	1,033,750
		35,900,130
Coal 0.0% ‡
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (a)	295,000	248,906

Commercial Services 1.6%
Gartner, Inc. 5.125%, due 4/1/25 (a)	5,720,000	5,913,279
IHS Markit, Ltd. 5.00%, due 11/1/22 (a)	1,630,000	1,754,124
Jaguar Holding Co. II / PPD Development, L.P. 4.625%, due 6/15/25 (a)	3,600,000	3,762,000
Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (a)	1,935,000	1,942,256
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (a)	5,000,000	5,022,000
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (a)	2,175,000	2,250,668
United Rentals North America, Inc. 5.50%, due 7/15/25	2,000,000	2,057,200
		22,701,527
Cosmetics & Personal Care 0.2%
Edgewell Personal Care Co. 4.70%, due 5/24/22	3,254,000	3,424,835

Distribution & Wholesale 0.1%
Performance Food Group, Inc. 6.875%, due 5/1/25 (a)	1,100,000	1,185,250

Diversified Financial Services 1.7%
Credit Acceptance Corp. 5.125%, due 12/31/24 (a)	10,090,000	10,271,620
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (a)	640,000	588,134
LPL Holdings, Inc. 5.75%, due 9/15/25 (a)	4,200,000	4,368,000
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (a)	8,000,000	7,440,000
StoneX Group, Inc. 8.625%, due 6/15/25 (a)	1,120,000	1,199,800
		23,867,554
Electric 0.9%
DPL, Inc. 4.125%, due 7/1/25 (a)	3,650,000	3,844,070
NextEra Energy Operating Partners, L.P.(a)
4.25%, due 7/15/24	1,250,000	1,331,250
4.25%, due 9/15/24	1,000,000	1,065,000
Pacific Gas and Electric Co. 1.75%, due 6/16/22	2,000,000	2,007,412
Vistra Operations Co., LLC 3.55%, due 7/15/24 (a)	4,650,000	4,891,821
		13,139,553
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc.
5.375%, due 12/15/21	1,000,000	1,006,510
7.125%, due 6/15/25 (a)	2,600,000	2,853,214
		3,859,724
Energy 0.1%
KeyStone Power Pass-Through Holders 9.00%, due 12/1/23 (h)	810,709	770,174
Energy - Alternate Sources 0.3%
Pattern Energy Group, Inc. 5.875%, due 2/1/24 (a)	3,500,000	3,605,000
TerraForm Power Operating LLC 4.25%, due 1/31/23 (a)	700,000	733,810
		4,338,810
Engineering & Construction 0.9%
Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	3,180,000	3,299,504
PowerTeam Services LLC 9.033%, due 12/4/25 (a)	1,500,000	1,588,875
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	5,260,000	5,260,000
6.625%, due 8/15/25	2,278,000	2,389,053
		12,537,432
Entertainment 0.9%
Boyne USA, Inc. 7.25%, due 5/1/25 (a)	1,950,000	2,084,062
International Game Technology PLC(a)
6.25%, due 2/15/22	1,500,000	1,567,665
6.50%, due 2/15/25	1,400,000	1,508,500
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (a)	1,000,000	907,500
Live Nation Entertainment, Inc. 4.875%, due 11/1/24 (a)	2,875,000	2,716,875
Powdr Corp. 6.00%, due 8/1/25 (a)	1,930,000	1,973,425
Vail Resorts, Inc. 6.25%, due 5/15/25 (a)	1,500,000	1,616,250
		12,374,277
Environmental Controls 0.1%
Covanta Holding Corp. 5.875%, due 7/1/25	1,000,000	1,035,000

Food 0.7%
B&G Foods, Inc. 5.25%, due 4/1/25	1,000,000	1,045,130
Ingles Markets, Inc. 5.75%, due 6/15/23	1,326,000	1,345,890
Kraft Heinz Foods Co. 3.95%, due 7/15/25	2,348,000	2,581,042
Lamb Weston Holdings, Inc. 4.625%, due 11/1/24 (a)	880,000	921,800
TreeHouse Foods, Inc. 4.875%, due 3/15/22	3,500,000	3,503,500
		9,397,362
Food Services 0.4%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)	5,000,000	5,275,000

Forest Products & Paper 0.7%
Cascades, Inc. 5.75%, due 7/15/23 (a)	1,500,000	1,518,750
Mercer International, Inc.
6.50%, due 2/1/24	3,740,000	3,684,685
7.375%, due 1/15/25	4,905,000	4,941,788
		10,145,223
Gas 1.0%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24	7,500,000	8,062,500
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (a)	6,800,000	6,222,000
		14,284,500
Hand & Machine Tools 0.2%
Colfax Corp. 6.00%, due 2/15/24 (a)	3,175,000	3,341,688

Health Care - Products 0.6%
Avanos Medical, Inc. 6.25%, due 10/15/22	8,174,000	8,194,435

Health Care - Services 5.4%
Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	7,410,000	7,526,559
AHP Health Partners, Inc. 9.75%, due 7/15/26 (a)	1,800,000	1,912,500
Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (a)	2,140,000	2,198,850
Centene Corp. 4.75%, due 1/15/25	17,250,000	17,876,520
Encompass Health Corp.
5.125%, due 3/15/23	8,675,000	8,720,197
5.75%, due 11/1/24	4,030,000	4,070,300
HCA, Inc.
5.375%, due 2/1/25	13,100,000	14,770,250
5.875%, due 5/1/23	9,255,000	10,157,363
7.50%, due 12/15/23	5,610,000	6,311,250
7.58%, due 9/15/25	1,663,000	1,904,135
Molina Healthcare, Inc. 5.375%, due 11/15/22	1,750,000	1,837,500
		77,285,424
Holding Company - Diversified 0.8%
Stena International S.A. 6.125%, due 2/1/25 (a)	12,220,000	11,792,300

Home Builders 1.4%
Adams Homes, Inc. 7.50%, due 2/15/25 (a)	4,915,000	4,816,700
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.375%, due 5/15/25 (a)	1,500,000	1,522,500
Meritage Homes Corp. 7.00%, due 4/1/22	2,350,000	2,535,180
New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	3,009,825
Picasso Finance Sub, Inc. 6.125%, due 6/15/25 (a)	2,000,000	2,125,000
Shea Homes, L.P. / Shea Homes Funding Corp. 6.125%, due 4/1/25 (a)	717,000	738,510
Williams Scotsman International, Inc. 6.875%, due 8/15/23 (a)	4,565,000	4,714,321
		19,462,036
Household Products & Wares 0.5%
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	4,500,000	4,657,500
Spectrum Brands, Inc. 6.125%, due 12/15/24	2,800,000	2,884,000
		7,541,500
Housewares 0.4%
CD&R Smokey Buyer, Inc. 6.75%, due 7/15/25 (a)	1,355,000	1,449,850
Newell Brands, Inc.
4.35%, due 4/1/23	2,250,000	2,390,602
4.875%, due 6/1/25	1,750,000	1,903,125
		5,743,577
Insurance 0.5%
MGIC Investment Corp. 5.75%, due 8/15/23	4,000,000	4,200,000
NMI Holdings, Inc. 7.375%, due 6/1/25 (a)	2,190,000	2,380,771
		6,580,771
Internet 1.9%
Expedia Group, Inc.(a)
6.25%, due 5/1/25	1,000,000	1,092,912
7.00%, due 5/1/25	2,515,000	2,722,795
Netflix, Inc.
3.625%, due 6/15/25 (a)	1,000,000	1,060,000
5.375%, due 2/1/21	2,000,000	2,039,260
5.50%, due 2/15/22	6,300,000	6,654,375
5.75%, due 3/1/24	4,980,000	5,590,050
5.875%, due 2/15/25	665,000	764,750
Uber Technologies, Inc. 7.50%, due 5/15/25 (a)	1,000,000	1,055,000
VeriSign, Inc. 4.625%, due 5/1/23	5,627,000	5,701,164
		26,680,306
Investment Companies 2.9%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (a)	4,177,000	4,406,735
FS Energy & Power Fund 7.50%, due 8/15/23 (a)	18,834,000	16,569,965
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24	15,315,000	15,621,300
6.25%, due 2/1/22	1,700,000	1,734,510
6.75%, due 2/1/24	2,950,000	3,038,500
		41,371,010
Iron & Steel 0.9%
Allegheny Technologies, Inc. 7.875%, due 8/15/23	3,000,000	3,158,610
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (a)	8,935,000	9,018,810
		12,177,420
Leisure Time 1.3%
Carlson Travel, Inc. 6.75%, due 12/15/23 (a)	11,665,000	8,982,050
Carnival Corp. 10.50%, due 2/1/26 (a)	2,805,000	2,903,175
Silversea Cruise Finance, Ltd. 7.25%, due 2/1/25 (a)	7,365,000	7,107,225
		18,992,450
Lodging 2.0%
Boyd Gaming Corp.
6.375%, due 4/1/26	1,000,000	1,022,500
8.625%, due 6/1/25 (a)	3,740,000	4,122,901
Hilton Domestic Operating Co., Inc.
4.25%, due 9/1/24	4,390,000	4,433,900
5.375%, due 5/1/25 (a)	2,500,000	2,613,750
Hyatt Hotels Corp. 5.375%, due 4/23/25	4,690,000	5,039,270
Marriott International, Inc.
4.15%, due 12/1/23	1,500,000	1,577,262
5.75%, due 5/1/25	8,345,000	9,269,843
		28,079,426
Machinery - Diversified 0.3%
Briggs & Stratton Corp. 6.875%, due 12/15/20 (e)(f)	3,425,000	239,750
Tennant Co. 5.625%, due 5/1/25	3,754,000	3,885,390
		4,125,140
Media 3.8%
CCO Holdings LLC / CCO Holdings Capital Corp.(a)
5.375%, due 5/1/25	5,725,000	5,903,906
5.75%, due 2/15/26	1,000,000	1,047,500
5.875%, due 4/1/24	3,018,000	3,122,725
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	10,175,000
5.875%, due 9/15/22	3,250,000	3,500,900
DISH DBS Corp.
5.875%, due 7/15/22	3,550,000	3,736,375
5.875%, due 11/15/24	2,292,000	2,389,868
Meredith Corp. 6.50%, due 7/1/25 (a)	1,500,000	1,526,250
Quebecor Media, Inc. 5.75%, due 1/15/23	6,920,000	7,544,876
Sirius XM Radio, Inc.(a)
3.875%, due 8/1/22	1,000,000	1,018,750
4.625%, due 7/15/24	5,000,000	5,265,000
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(h)(i)	3,000,000	3,003,000
Videotron, Ltd. 5.00%, due 7/15/22	4,869,000	5,100,278
		53,334,428
Metal Fabricate & Hardware 1.5%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (a)	21,546,000	21,896,122
Mining 2.1%
Arconic Corp. 6.00%, due 5/15/25 (a)	3,000,000	3,234,360
Century Aluminum Co. 12.00%, due 7/1/25 (a)	2,040,000	2,101,200
Compass Minerals International, Inc. 4.875%, due 7/15/24 (a)	12,860,000	13,117,200
Constellium S.E. (a)
5.75%, due 5/15/24	3,500,000	3,567,681
6.625%, due 3/1/25	1,000,000	1,032,500
First Quantum Minerals, Ltd. (a)
7.25%, due 5/15/22	3,000,000	2,992,500
7.25%, due 4/1/23	3,856,000	3,873,159
		29,918,600
Miscellaneous - Manufacturing 0.5%
FXI Holdings, Inc. 7.875%, due 11/1/24 (a)	1,965,000	1,707,094
Hill-Rom Holdings, Inc. 5.00%, due 2/15/25 (a)	388,000	401,580
Hillenbrand, Inc. 5.75%, due 6/15/25	2,865,000	3,079,875
Koppers, Inc. 6.00%, due 2/15/25 (a)	1,450,000	1,493,500
		6,682,049
Oil & Gas 7.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (a)	4,796,000	3,964,134
California Resources Corp. 8.00%, due 12/15/22 (a)(e)(f)	4,599,000	82,736
Callon Petroleum Co. 6.125%, due 10/1/24	3,390,000	1,042,425
Endeavor Energy Resources, L.P. / EER Finance, Inc. 6.625%, due 7/15/25 (a)	900,000	945,567
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (a)	4,650,000	3,906,000
EQT Corp. 7.875%, due 2/1/25	7,850,000	8,605,562
Gulfport Energy Corp.
6.00%, due 10/15/24	2,862,000	1,498,600
6.625%, due 5/1/23	9,562,000	5,658,122
Hess Corp. 3.50%, due 7/15/24	910,000	925,406
Newfield Exploration Co. 5.75%, due 1/30/22	4,000,000	4,060,120
Noble Energy, Inc. 3.90%, due 11/15/24	4,550,000	5,048,556
Occidental Petroleum Corp.
2.70%, due 2/15/23	3,450,000	3,303,375
8.00%, due 7/15/25	5,000,000	5,462,500
Parkland Corp. 6.00%, due 4/1/26 (a)	4,005,000	4,246,101
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, due 6/15/25	5,625,000	5,090,625
9.25%, due 5/15/25 (a)	2,200,000	2,458,456
PDC Energy, Inc. 6.125%, due 9/15/24	3,700,000	3,744,918
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (c)(d)(g)(h)	763,226	76
QEP Resources, Inc.
5.375%, due 10/1/22	2,674,000	2,139,200
6.875%, due 3/1/21	7,655,000	7,463,625
Range Resources Corp.
5.00%, due 3/15/23	1,400,000	1,298,920
5.875%, due 7/1/22	2,828,000	2,658,320
9.25%, due 2/1/26 (a)	1,343,000	1,295,995
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (e)(h)(i)	7,906,000	59,295
Southwestern Energy Co. 6.45%, due 1/23/25	12,463,000	11,511,575
Sunoco, L.P. / Sunoco Finance Corp. 4.875%, due 1/15/23	2,000,000	2,032,500
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	15,782,468	14,559,327
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (a)	468,000	411,840
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (a)	6,999,000	6,141,622
Ultra Resources, Inc. 6.875%, due 4/15/22 (a)(e)(f)	4,455,000	11,138
Whiting Petroleum Corp. 6.25%, due 4/1/23 (e)(f)	4,210,000	757,800
		110,384,436
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,040,000	2,355,600
Nine Energy Service, Inc. 8.75%, due 11/1/23 (a)	3,775,000	1,736,500
		4,092,100
Packaging & Containers 0.1%
Cascades, Inc. / Cascades U.S.A., Inc. 5.125%, due 1/15/26 (a)	1,200,000	1,239,000

Pharmaceuticals 1.2%
Bausch Health Cos., Inc.(a)
5.875%, due 5/15/23	467,000	467,000
6.125%, due 4/15/25	6,700,000	6,917,750
7.00%, due 3/15/24	6,146,000	6,422,447
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.875%, due 10/15/24 (a)	3,900,000	3,880,500
		17,687,697
Pipelines 4.9%
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	2,000,000	1,814,280
EQM Midstream Partners, L.P. 6.00%, due 7/1/25 (a)	4,000,000	4,242,640
MPLX, L.P.
6.25%, due 10/15/22	2,673,000	2,698,576
6.375%, due 5/1/24	1,900,000	1,958,892
NGPL PipeCo LLC 4.375%, due 8/15/22 (a)	5,565,000	5,771,408
NuStar Logistics, L.P. 6.75%, due 2/1/21	2,950,000	2,987,613
PBF Logistics, L.P. / PBF Logistics Finance Corp. 6.875%, due 5/15/23	4,000,000	3,870,000
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (j)(k)	18,663,000	13,040,771
Rattler Midstream, L.P. 5.625%, due 7/15/25 (a)	760,000	801,640
Rockies Express Pipeline LLC 3.60%, due 5/15/25 (a)	2,905,000	2,817,850
Ruby Pipeline LLC 7.00%, due 4/1/22 (a)	5,590,227	5,310,745
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp.(a)
4.75%, due 10/1/23	5,850,000	5,638,054
5.50%, due 9/15/24	5,810,000	5,572,197
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.25%, due 5/1/23	2,500,000	2,516,750
6.75%, due 3/15/24	2,390,000	2,446,643
Western Midstream Operating, L.P.
4.00%, due 7/1/22	500,000	515,990
4.65%, due 7/1/26	4,315,000	4,412,088
5.375%, due 6/1/21	3,350,000	3,390,493
		69,806,630
Real Estate 1.3%
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	5,800,000	5,821,750
Newmark Group, Inc. 6.125%, due 11/15/23	12,225,000	12,528,137
		18,349,887
Real Estate Investment Trusts 4.8%
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	2,400,000	2,448,000
Diversified Healthcare Trust 9.75%, due 6/15/25	3,875,000	4,277,031
GLP Capital, L.P. / GLP Financing II, Inc.
5.25%, due 6/1/25	2,500,000	2,692,750
5.375%, due 11/1/23	3,110,000	3,326,767
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (a)	5,085,000	5,059,575
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.625%, due 6/15/25 (a)	1,935,000	2,034,150
5.625%, due 5/1/24	19,681,000	21,353,885
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	8,563,000	8,723,556
RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/23	4,000,000	3,890,000
Starwood Property Trust, Inc. 5.00%, due 12/15/21	3,635,000	3,673,604
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, due 2/15/25 (a)	10,640,000	10,773,000
		68,252,318
Retail 2.5%
Group 1 Automotive, Inc. 5.00%, due 6/1/22	3,000,000	2,977,500
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.00%, due 6/1/24 (a)	12,450,000	12,752,535
KGA Escrow, LLC 7.50%, due 8/15/23 (a)	8,185,000	8,348,700
Kohl's Corp. 9.50%, due 5/15/25	2,475,000	2,927,232
L Brands, Inc. 6.875%, due 7/1/25 (a)	350,000	376,943
Penske Automotive Group, Inc. 5.375%, due 12/1/24	6,560,000	6,724,000
Yum! Brands, Inc. 3.875%, due 11/1/23	1,000,000	1,036,250
		35,143,160
Semiconductors 0.1%
Microchip Technology, Inc. 4.25%, due 9/1/25 (a)	1,300,000	1,366,578

Software 1.2%
BY Crown Parent LLC 7.375%, due 10/15/24 (a)	1,687,000	1,710,196
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, due 1/31/26 (a)	1,500,000	1,554,825
CDK Global, Inc. 5.00%, due 10/15/24	3,150,000	3,552,570
Open Text Corp. 5.875%, due 6/1/26 (a)	2,500,000	2,655,500
PTC, Inc. 3.625%, due 2/15/25 (a)	6,870,000	7,122,610
		16,595,701
Telecommunications 5.8%
CenturyLink, Inc.
5.80%, due 3/15/22	9,200,000	9,637,000
6.45%, due 6/15/21	3,500,000	3,626,875
6.75%, due 12/1/23	6,000,000	6,652,500
Hughes Satellite Systems Corp. 7.625%, due 6/15/21	2,255,000	2,367,750
Level 3 Financing, Inc.
5.375%, due 5/1/25	5,550,000	5,730,375
5.625%, due 2/1/23	742,000	745,116
Qualitytech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (a)	1,000,000	1,035,000
Sprint Communications, Inc. 9.25%, due 4/15/22	2,500,000	2,775,000
Sprint Corp. 7.875%, due 9/15/23	29,145,000	33,808,200
T-Mobile USA, Inc.
4.00%, due 4/15/22	6,045,000	6,326,939
5.125%, due 4/15/25	2,000,000	2,050,000
6.00%, due 3/1/23	6,755,000	6,813,363
6.375%, due 3/1/25	1,000,000	1,026,540
		82,594,658
Textiles 0.1%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (a)	1,925,000	1,347,500

Textiles, Apparel & Luxury Goods 0.2%
G III Apparel Group, Ltd. 7.875%, due 8/15/25 (a)	2,500,000	2,521,125

Toys, Games & Hobbies 0.6%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,676,190
6.75%, due 12/31/25 (a)	4,015,000	4,300,346
		7,976,536
Transportation 0.1%
Teekay Corp. 9.25%, due 11/15/22 (a)	1,935,000	1,892,372
Total Corporate Bonds (Cost $1,112,689,706)		1,082,543,305

Loan Assignments 15.9%
Aerospace & Defense 0.7%
TransDigm, Inc. 2020 Term Loan F 2.411% (1 Month LIBOR + 2.25%), due 12/9/25 (l)	9,950,000	9,296,345
Airlines 0.2%
Mileage Plus Holdings LLC 2020 Term Loan B 6.25% (3 Month LIBOR + 5.25%), due 6/25/27 (l)	2,500,000	2,492,707
Automobile 0.5%
Dealer Tire LLC 2020 Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 12/12/25 (l)	4,179,000	4,058,853
Tenneco, Inc. 2018 Term Loan B 3.161% (1 Month LIBOR + 3.00%), due 10/1/25 (l)	2,977,330	2,560,504
		6,619,357
Beverage, Food & Tobacco 0.9%
B&G Foods, Inc. 2019 Term Loan B4 2.661% (1 Month LIBOR + 2.50%), due 10/10/26 (l)	3,970,000	3,911,276
United Natural Foods, Inc. Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 10/22/25 (l)	9,676,322	9,355,794
		13,267,070
Chemicals, Plastics & Rubber 0.6%
Innophos, Inc. 2020 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 2/4/27 (l)	4,289,250	4,230,273
Meredith Corp. 2020 Term Loan B2 2.668% (1 Month LIBOR + 2.50%), due 1/31/25 (l)	2,140,080	2,019,701
SCIH Salt Holdings, Inc. Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 3/16/27 (l)	2,300,000	2,277,000
		8,526,974
Containers, Packaging & Glass 0.2%
Neenah Foundry Co. 2017 Term Loan 6.73%-6.743% (2 Month LIBOR + 6.50%), due 12/13/22 (l)	2,864,723	2,435,015

Diversified/Conglomerate Service 0.4%
WEX, Inc. Term Loan B3 2.411% (1 Month LIBOR + 2.25%), due 5/15/26 (l)	6,500,788	6,270,010

Electronics 1.1%
Camelot U.S. Acquisition 1 Co. Term Loan B 3.161% (1 Month LIBOR + 3.00%), due 10/30/26 (l)	8,711,000	8,517,180
CommScope, Inc. 2019 Term Loan B 3.411% (1 Month LIBOR + 3.25%), due 4/6/26 (l)	2,977,500	2,904,459
RP Crown Parent LLC 2016 Term Loan B 2.92% (3 Month LIBOR + 3.00%), due 10/12/23 (l)	4,103,985	4,088,538
		15,510,177
Entertainment 0.2%
NAI Entertainment Holdings LLC Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 5/8/25 (l)	3,290,167	2,829,543

Finance 0.4%
GBT Group Services B.V. 2018 Term Loan B 2.675% (1 Month LIBOR + 2.50%), due 8/13/25 (l)	1,473,750	1,333,744
Jefferies Finance LLC 2019 Term Loan 3.438% (1 Month LIBOR + 3.25%), due 6/3/26 (l)	3,960,000	3,799,620
		5,133,364
Healthcare, Education & Childcare 1.6%
Ascend Learning LLC 2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 7/12/24 (l)	7,962,173	7,780,540
Catalent Pharma Solutions, Inc. Term Loan B2 3.25% (1 Month LIBOR + 2.25%), due 5/18/26 (l)	2,528,125	2,507,058
Jaguar Holding Co. II 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 8/18/22 (l)	4,922,280	4,898,899
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 11/17/25 (l)	8,000,000	7,791,432
		22,977,929
Hotels, Motels, Inns & Gaming 0.9%
Churchill Downs, Inc. 2017 Term Loan B 2.17% (1 Month LIBOR + 2.00%), due 12/27/24 (l)	3,900,000	3,766,749
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 2.161% (1 Month LIBOR + 2.00%), due 11/30/23 (l)	5,538,407	5,331,581
Twin River Worldwide Holdings, Inc. Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 5/10/26 (l)	3,465,000	3,179,137
		12,277,467
Insurance 0.6%
USI, Inc. 2017 Repriced Term Loan 3.308% (3 Month LIBOR + 3.00%), due 5/16/24 (l)	9,424,533	9,088,784
Iron & Steel 0.5%
Big River Steel LLC Term Loan B 6.00% (3 Month LIBOR + 5.00%), due 8/23/23 (l)	8,007,302	7,546,882

Leisure, Amusement, Motion Pictures & Entertainment 0.2%
NASCAR Holdings, Inc. Term Loan B 2.922% (1 Month LIBOR + 2.75%), due 10/19/26 (l)	3,105,686	3,031,063

Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Altra Industrial Motion Corp. 2018 Term Loan B 2.161% (1 Month LIBOR + 2.00%), due 10/1/25 (l)	2,367,892	2,290,936

Manufacturing 0.8%
Adient U.S. LLC Term Loan B 4.49%-4.724% (1 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 5/6/24 (l)	11,733,981	11,533,530

Media 1.7%
Allen Media LLC 2020 Term Loan B 5.808% (3 Month LIBOR + 5.50%), due 2/10/27 (l)	5,136,313	4,943,701
Block Communications, Inc. 2020 Term Loan 2.558% (3 Month LIBOR + 2.25%), due 2/25/27 (l)	11,720,625	11,359,243
Lamar Media Corp. 2020 Term Loan B 1.664% (1 Month LIBOR + 1.50%), due 2/5/27 (l)	7,368,750	7,230,586
		23,533,530
Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 11/8/23 (c)(d)(h)	3,025,051	2,480,542

Personal & Nondurable Consumer Products (Manufacturing Only) 0.1%
Prestige Brands, Inc. Term Loan B4 2.161% (1 Month LIBOR + 2.00%), due 1/26/24 (l)	1,812,541	1,784,976

Personal, Food & Miscellaneous Services 0.2%
KFC Holding Co. 2018 Term Loan B 1.937% (1 Month LIBOR + 1.75%), due 4/3/25 (l)	3,387,038	3,279,076

Retail Store 1.6%
Bass Pro Group LLC Term Loan B 6.072% (3 Month LIBOR + 5.00%), due 9/25/24 (l)	23,066,812	22,940,660

Telecommunications 0.9%
Connect Finco S.A.R.L. Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 12/11/26 (l)	8,877,750	8,624,734
LCPR Loan Financing LLC Term Loan B 5.175% (1 Month LIBOR + 5.00%), due 10/15/26 (l)	4,000,000	4,012,500
		12,637,234
Utilities 1.2%
Hamilton Projects Acquiror LLC Term Loan B 5.75% (3 Month LIBOR + 4.75%), due 6/17/27 (l)	4,200,000	4,171,650
Pacific Gas & Electric Co. 2020 Exit Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 6/23/25 (l)	13,000,000	12,870,000
		17,041,650
Total Loan Assignments (Cost $229,504,181)		224,824,821
Total Long-Term Bonds (Cost $1,366,932,710)		1,332,814,248

	Shares
Common Stocks 0.3%
Auto Parts & Equipment 0.0% ‡
Exide Technologies (c)(d)(i)(h)(m)	951,326	0

Independent Power & Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (i)	20,915	3,869,275
PetroQuest Energy, Inc. (c)(d)	94,872	0
		3,869,275
Oil, Gas & Consumable Fuels 0.0% ‡
Talos Energy, Inc. (m)	95,598	651,022
Total Common Stocks (Cost $7,649,221)		4,520,297

Short-Term Investments 4.3%
Unaffiliated Investment Companies 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09% (n)	60,240,847	60,240,847
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (n)(o)	840,123	840,123
Total Short-Term Investments (Cost $61,080,970)		61,080,970
Total Investments (Cost $1,435,662,901)	98.7%	1,398,415,515
Other Assets, Less Liabilities	1.3	18,870,020
Net Assets	100.0%	$1,417,285,535

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $829,324. The Fund received cash collateral with a value of $840,123.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of the fair valued securities was $10,855,982, which represented 0.8% of the Fund’s net assets.
(e)	Issue in non-accrual status.
(f)	Issue in default.
(g)	PIK (“Payment-in-Kind”) - issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Illiquid security - As of July 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $11,685,451, which represented 0.8% of the Fund’s net assets.
(i)	Restricted security.
(j)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(m)	Non-income producing security.
(n)	Current yield as of July 31, 2020.
(o)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

LIBOR   —London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$25,446,122	$—	$25,446,122
Corporate Bonds (b)	—	1,074,167,865	8,375,440	1,082,543,305
Loan Assignments (c)	—	222,344,279	2,480,542	224,824,821
Total Long-Term Bonds	—	1,321,958,266	10,855,982	1,332,814,248
Common Stocks (d)	651,022	3,869,275	—	4,520,297
Short-Term Investments
Unaffiliated Investment Company	61,080,970	—	—	61,080,970
Total Investments in Securities	$61,731,992	$1,325,827,541	$10,855,982	$1,398,415,515

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $5,372,364, $3,003,000 and $76 are held in Auto Parts & Equipment, Media and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $2,4480,542 is held in Oil & Gas within the Loan Assignments section of the Portfolio of Investments.

(d)	The level 3 securities valued at $0 and $0 are held in Auto Parts & Equipment and Independent Power & Renewable Electricity Producers, respectively, within the Common Stocks section of the Portfolio of Investments.

MainStay MacKay Small Cap Core Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.2% †
Aerospace & Defense 0.3%
Maxar Technologies, Inc.	4,600	$81,834
Vectrus, Inc. (a)	16,203	712,770
		794,604
Air Freight & Logistics 0.4%
Hub Group, Inc., Class A (a)	19,800	1,047,420

Airlines 0.0% ‡
Spirit Airlines, Inc. (a)	3,000	47,430

Auto Components 1.0%
Adient PLC (a)	62,000	1,031,680
American Axle & Manufacturing Holdings, Inc. (a)	93,500	660,110
Dana, Inc.	57,900	661,797
Fox Factory Holding Corp. (a)	4,400	391,600
LCI Industries	1,800	226,440
Modine Manufacturing Co. (a)	14,600	79,424
		3,051,051
Automobiles 0.4%
Winnebago Industries, Inc.	18,100	1,093,421

Banks 6.7%
1st Source Corp.	2,000	66,240
Amalgamated Bank, Class A	26,200	302,610
American National Bankshares, Inc.	1,300	28,548
Ameris Bancorp	3,700	85,377
Arrow Financial Corp.	3,100	84,630
Atlantic Capital Bancshares, Inc. (a)	15,300	153,000
Bancorp, Inc. (a)	72,055	679,479
BancorpSouth Bank	2,600	54,418
Bank of Commerce Holdings	700	5,285
Bank of N.T. Butterfield & Son, Ltd.	10,800	281,124
Bank of Princeton	500	8,995
Bank7 Corp.	800	7,928
BankUnited, Inc.	45,900	924,426
BCB Bancorp, Inc.	3,800	30,590
Boston Private Financial Holdings, Inc.	52,600	309,551
Bridge Bancorp, Inc.	26,774	484,342
Cadence Bancorp	46,600	363,946
Cathay General Bancorp	19,100	461,838
Central Pacific Financial Corp.	33,400	519,704
Century Bancorp, Inc., Class A	4,065	283,087
CIT Group, Inc.	6,600	125,202
Civista Bancshares, Inc.	9,329	122,490
Columbia Banking System, Inc.	1,600	46,288
Community Bank System, Inc.	3,300	185,559
ConnectOne Bancorp, Inc.	11,300	155,827
Customers Bancorp, Inc. (a)	55,578	658,599
CVB Financial Corp.	4,600	83,122
Eagle Bancorp, Inc.	15,800	475,264
Esquire Financial Holdings, Inc. (a)	6,000	93,300
Evans Bancorp, Inc.	600	13,230
Farmers National Banc Corp.	16,063	173,641
Financial Institutions, Inc.	24,131	356,415
First BanCorp	139,300	757,792
First Bank	5,500	35,915
First Business Financial Services, Inc.	14,099	209,652
First Choice Bancorp	4,800	72,624
First Financial Bankshares, Inc.	10,600	317,152
First Financial Northwest, Inc.	5,429	49,404
First Foundation, Inc.	42,060	646,462
First Guaranty Bancshares, Inc.	800	9,432
First Internet Bancorp	21,056	308,470
First Merchants Corp.	18,000	439,740
First Northwest Bancorp	13,200	135,300
First of Long Island Corp.	29,985	447,076
Flushing Financial Corp.	47,053	521,347
Glacier Bancorp, Inc.	6,800	240,108
Great Southern Bancorp, Inc.	7,134	257,323
Great Western Bancorp, Inc.	16,900	219,700
Hancock Whitney Corp.	19,900	379,294
Hanmi Financial Corp.	4,000	36,920
Home BancShares, Inc.	6,200	101,246
Hope Bancorp, Inc.	28,000	236,040
Horizon Bancorp, Inc.	800	8,088
Independent Bank Corp.	5,000	105,213
International Bancshares Corp.	7,700	234,234
Investors Bancorp, Inc.	106,200	862,344
Lakeland Bancorp, Inc.	57,800	588,404
LCNB Corp.	1,500	18,780
Macatawa Bank Corp.	3,500	25,200
MainStreet Bancshares, Inc. (a)	1,700	21,981
Mercantile Bank Corp.	4,900	104,321
Metropolitan Bank Holding Corp. (a)	19,503	576,899
MidWestOne Financial Group, Inc.	9,603	173,622
MVB Financial Corp.	800	10,576
OceanFirst Financial Corp.	22,800	349,296
Old National Bancorp	4,800	67,152
Orrstown Financial Services, Inc.	9,301	126,494
PCB Bancorp	900	8,280
Peapack-Gladstone Financial Corp.	17,108	278,518
Preferred Bank / Los Angeles CA	12,400	461,900
QCR Holdings, Inc.	5,900	176,292
RBB Bancorp	3,900	49,920
Republic Bancorp, Inc., Class A	7,031	212,477
Sierra Bancorp	3,400	59,772
SmartFinancial, Inc.	9,464	134,957
South Plains Financial, Inc.	10,900	145,624
South State Corp.	5,000	238,300
Southern National Bancorp of Virginia, Inc.	14,500	122,090
Texas Capital Bancshares, Inc. (a)	2,600	86,372
TriState Capital Holdings, Inc. (a)	1,900	25,175
UMB Financial Corp.	900	44,820
United Bankshares, Inc.	9,200	242,144
United Community Banks, Inc.	13,900	249,227
Valley National Bancorp	24,700	184,509
WesBanco, Inc.	37,037	734,444
West Bancorp., Inc.	9,300	152,613
		19,925,090
Beverages 1.1%
Boston Beer Co., Inc., Class A (a)	1,300	1,053,572
Coca-Cola Consolidated, Inc.	4,518	1,037,152
Primo Water Corp.	86,300	1,226,323
		3,317,047
Biotechnology 9.9%
Adverum Biotechnologies, Inc. (a)	19,600	328,692
Allakos, Inc. (a)(b)	6,300	472,941
Amicus Therapeutics, Inc. (a)	61,601	890,135
Apellis Pharmaceuticals, Inc. (a)	19,300	499,677
Arena Pharmaceuticals, Inc. (a)	15,689	963,148
Arrowhead Pharmaceuticals, Inc. (a)	20,626	888,362
Atara Biotherapeutics, Inc. (a)	23,739	294,126
Biohaven Pharmaceutical Holding Co., Ltd. (a)	14,200	909,368
Blueprint Medicines Corp. (a)	11,569	846,620
Bridgebio Pharma, Inc. (a)(b)	16,900	475,566
ChemoCentryx, Inc. (a)	12,600	664,146
Deciphera Pharmaceuticals, Inc. (a)	11,700	542,529
Editas Medicine, Inc. (a)(b)	25,434	746,742
Emergent BioSolutions, Inc. (a)	9,737	1,083,144
Enanta Pharmaceuticals, Inc. (a)	6,583	301,831
Epizyme, Inc. (a)	33,600	465,024
Fate Therapeutics, Inc. (a)	18,400	575,368
FibroGen, Inc. (a)	21,147	855,819
Halozyme Therapeutics, Inc. (a)	36,023	979,465
Heron Therapeutics, Inc. (a)	44,851	730,623
Inovio Pharmaceuticals, Inc. (a)(b)	29,300	569,592
Insmed, Inc. (a)	31,136	813,272
Intercept Pharmaceuticals, Inc. (a)(b)	13,865	632,799
Invitae Corp. (a)(b)	26,800	782,560
Ironwood Pharmaceuticals, Inc. (a)	49,872	457,326
Kodiak Sciences, Inc. (a)	9,100	421,603
Ligand Pharmaceuticals, Inc. (a)	4,483	525,318
Madrigal Pharmaceuticals, Inc. (a)	4,067	417,315
Mirati Therapeutics, Inc. (a)	8,700	1,055,397
Momenta Pharmaceuticals, Inc. (a)	27,817	820,323
Myriad Genetics, Inc. (a)	31,213	376,741
Natera, Inc. (a)	14,800	710,696
Novavax, Inc. (a)(b)	11,400	1,631,340
PTC Therapeutics, Inc. (a)	17,483	809,987
Radius Health, Inc. (a)	30,406	381,595
REGENXBIO, Inc. (a)	17,012	563,097
Retrophin, Inc. (a)	20,573	408,991
Sangamo Therapeutics, Inc. (a)	47,233	511,533
Sorrento Therapeutics, Inc. (a)	48,900	436,188
TG Therapeutics, Inc. (a)	29,600	579,568
Turning Point Therapeutics, Inc. (a)	9,200	544,916
Ultragenyx Pharmaceutical, Inc. (a)	14,436	1,128,318
Vanda Pharmaceuticals, Inc. (a)	33,022	332,862
Vir Biotechnology, Inc. (a)(b)	11,700	558,792
Xencor, Inc. (a)	17,643	530,878
		29,514,333
Building Products 2.6%
American Woodmark Corp. (a)	5,600	451,472
Apogee Enterprises, Inc.	7,800	168,402
Builders FirstSource, Inc. (a)	59,000	1,397,710
Insteel Industries, Inc.	15,500	288,920
JELD-WEN Holding, Inc. (a)	61,400	1,203,440
Masonite International Corp. (a)	14,400	1,214,640
Patrick Industries, Inc.	16,539	1,057,669
PGT Innovations, Inc. (a)	15,300	261,171
Trex Co., Inc. (a)	1,000	139,330
UFP Industries, Inc.	26,600	1,548,652
		7,731,406
Capital Markets 2.2%
Artisan Partners Asset Management, Inc., Class A	34,000	1,231,820
BGC Partners, Inc., Class A	5,400	14,958
Brightsphere Investment Group, Inc.	77,800	1,045,632
Cowen, Inc., Class A	5,600	92,232
Donnelley Financial Solutions, Inc. (a)	3,400	29,410
Federated Hermes, Inc.	52,400	1,381,264
GAMCO Investors, Inc., Class A	3,400	40,086
Oppenheimer Holdings, Inc., Class A	400	8,476
Stifel Financial Corp.	16,900	819,312
StoneX Group, Inc. (a)	13,819	725,221
Virtus Investment Partners, Inc.	1,900	258,248
Waddell & Reed Financial, Inc., Class A	65,600	957,104
		6,603,763
Chemicals 1.9%
Advanced Emissions Solutions, Inc. (b)	9,000	37,440
AdvanSix, Inc. (a)	36,300	451,935
Avient Corp.	47,700	1,140,030
Hawkins, Inc.	1,139	58,693
Innospec, Inc.	600	45,102
Koppers Holdings, Inc. (a)	29,800	750,066
Kraton Corp. (a)	19,000	249,850
Minerals Technologies, Inc.	10,700	501,616
Orion Engineered Carbons S.A.	64,300	655,860
Quaker Chemical Corp.	600	116,400
Stepan Co.	12,100	1,321,320
Trecora Resources (a)	700	4,025
Tredegar Corp.	22,003	349,407
Trinseo S.A.	800	17,360
		5,699,104
Commercial Services & Supplies 1.6%
ABM Industries, Inc.	5,700	204,630
ACCO Brands Corp.	5,400	35,208
Brink's Co.	1,400	62,090
CECO Environmental Corp. (a)	11,500	77,050
Deluxe Corp.	3,900	110,097
Herman Miller, Inc.	47,557	1,114,261
HNI Corp.	35,700	1,060,290
Interface, Inc.	76,000	606,480
Kimball International, Inc., Class B	37,300	408,062
Matthews International Corp., Class A	1,900	41,040
McGrath RentCorp.	17,400	1,009,548
Steelcase, Inc., Class A	13,028	139,790
		4,868,546
Communications Equipment 0.7%
Calix, Inc. (a)	4,100	84,091
Comtech Telecommunications Corp.	2,800	45,976
Extreme Networks, Inc. (a)	48,800	222,040
Genasys, Inc. (a)	3,800	15,960
Infinera Corp. (a)	10,800	85,212
Inseego Corp. (a)(b)	2,900	39,092
InterDigital, Inc.	3,300	198,066
NetScout Systems, Inc. (a)	12,714	323,698
PCTEL, Inc.	20,100	131,655
Ribbon Communications, Inc. (a)	144,400	635,360
Viavi Solutions, Inc. (a)	29,900	413,517
		2,194,667
Construction & Engineering 1.1%
Comfort Systems USA, Inc.	26,500	1,317,315
EMCOR Group, Inc.	9,900	678,150
IES Holdings, Inc. (a)	10,800	257,364
MYR Group, Inc. (a)	10,800	396,036
Primoris Services Corp.	14,200	227,626
Sterling Construction Co., Inc. (a)	5,826	60,008
Tutor Perini Corp. (a)	13,500	158,895
WillScot Mobile Mini Holdings Corp. (a)	4,100	61,746
		3,157,140
Construction Materials 0.0% ‡
Forterra, Inc. (a)	6,800	88,332

Consumer Finance 0.8%
Curo Group Holdings Corp.	60,100	420,099
Enova International, Inc. (a)	29,500	474,655
Green Dot Corp., Class A (a)	25,100	1,272,319
Navient Corp.	9,500	75,620
		2,242,693
Distributors 0.0% ‡
Core-Mark Holding Co., Inc.	1,300	34,476
Weyco Group, Inc.	1,400	25,788
		60,264
Diversified Consumer Services 0.8%
American Public Education, Inc. (a)	16,900	491,959
Carriage Services, Inc.	18,700	413,457
Collectors Universe, Inc.	8,700	331,122
Perdoceo Education Corp. (a)	63,500	914,400
Select Interior Concepts, Inc., Class A (a)	7,500	35,100
Universal Technical Institute, Inc. (a)	39,800	295,714
		2,481,752
Diversified Financial Services 0.0% ‡
Alerus Financial Corp.	3,500	67,830
SWK Holdings Corp. (a)	2,000	25,240
		93,070
Diversified Telecommunication Services 0.4%
Alaska Communications Systems Group, Inc.	47,900	109,212
ATN International, Inc.	2,400	138,312
Bandwidth, Inc., Class A (a)	2,100	304,038
Consolidated Communications Holdings, Inc. (a)	21,400	156,220
IDT Corp., Class B (a)	68,000	442,680
Liberty Latin America, Ltd., Class C (a)	2,900	29,667
		1,180,129
Electric Utilities 0.2%
Portland General Electric Co.	15,300	675,189

Electrical Equipment 2.0%
Allied Motion Technologies, Inc.	4,400	165,880
Atkore International Group, Inc. (a)	38,924	1,038,103
AZZ, Inc.	25,659	810,311
Encore Wire Corp.	20,235	1,015,595
Generac Holdings, Inc. (a)	4,400	693,352
LSI Industries, Inc.	34,500	202,170
Orion Energy Systems, Inc. (a)	32,400	128,304
Plug Power, Inc. (a)(b)	19,900	153,429
Powell Industries, Inc.	26,900	714,195
Preformed Line Products Co.	1,567	77,190
Sunrun, Inc. (a)	13,800	506,322
TPI Composites, Inc. (a)	12,100	309,518
		5,814,369
Electronic Equipment, Instruments & Components 2.3%
Bel Fuse, Inc., Class B	1,500	18,300
Benchmark Electronics, Inc.	20,900	425,524
Daktronics, Inc.	10,400	43,368
II-VI, Inc. (a)	13,500	684,720
Kimball Electronics, Inc. (a)	59,700	792,816
Luna Innovations, Inc. (a)	15,800	89,586
MTS Systems Corp.	42,400	786,520
OSI Systems, Inc. (a)	5,400	383,184
Plexus Corp. (a)	7,300	542,317
Sanmina Corp. (a)	44,173	1,311,055
ScanSource, Inc. (a)	24,400	559,980
Vishay Intertechnology, Inc.	42,700	669,963
Vishay Precision Group, Inc. (a)	18,700	475,915
Wrap Technologies, Inc. (a)(b)	2,200	21,560
		6,804,808
Energy Equipment & Services 0.6%
Exterran Corp. (a)	57,500	285,775
Matrix Service Co. (a)	33,085	289,659
NexTier Oilfield Solutions, Inc. (a)	125,200	315,504
ProPetro Holding Corp. (a)	178,300	957,471
Transocean, Ltd. (a)(b)	15,800	32,232
		1,880,641
Entertainment 0.5%
Glu Mobile, Inc. (a)	90,300	852,432
IMAX Corp. (a)	41,800	471,922
		1,324,354
Equity Real Estate Investment Trusts 5.1%
Acadia Realty Trust	2,200	26,488
Agree Realty Corp.	8,500	569,245
Alexander's, Inc.	200	50,358
Alpine Income Property Trust, Inc.	2,900	40,716
CareTrust REIT, Inc.	40,600	731,612
Community Healthcare Trust, Inc.	4,600	210,358
DiamondRock Hospitality Co.	5,400	24,948
Diversified Healthcare Trust	6,100	23,759
EastGroup Properties, Inc.	2,983	395,725
Essential Properties Realty Trust, Inc.	1,600	25,760
First Industrial Realty Trust, Inc.	10,700	469,944
Four Corners Property Trust, Inc.	17,400	438,480
Front Yard Residential Corp.	46,700	404,889
GEO Group, Inc.	55,538	590,369
Gladstone Commercial Corp.	5,600	101,920
Gladstone Land Corp.	9,100	146,328
Healthcare Realty Trust, Inc.	8,700	254,910
Industrial Logistics Properties Trust	30,600	645,966
Innovative Industrial Properties, Inc.	4,800	500,304
Lexington Realty Trust	79,751	925,112
LTC Properties, Inc.	10,400	386,360
Macerich Co. (b)	6,100	46,543
Monmouth Real Estate Investment Corp.	44,200	637,806
National Health Investors, Inc.	12,500	775,000
Pebblebrook Hotel Trust	7,600	80,560
Physicians Realty Trust	7,600	137,104
Piedmont Office Realty Trust, Inc., Class A	46,700	757,007
PotlatchDeltic Corp.	21,100	903,291
PS Business Parks, Inc.	5,921	816,802
QTS Realty Trust, Inc., Class A	9,600	690,720
Retail Properties of America, Inc., Class A	27,800	176,808
Rexford Industrial Realty, Inc.	4,700	220,571
RLJ Lodging Trust	3,000	24,030
Ryman Hospitality Properties, Inc.	1,700	54,434
Sabra Health Care REIT, Inc.	30,300	446,622
Service Properties Trust	29,900	200,330
SITE Centers Corp.	1,600	11,728
STAG Industrial, Inc.	9,500	309,700
Sunstone Hotel Investors, Inc.	57,700	431,596
Terreno Realty Corp.	8,500	516,460
Uniti Group, Inc.	37,600	372,240
Universal Health Realty Income Trust	2,800	194,824
Urban Edge Properties	26,600	278,768
Urstadt Biddle Properties, Inc., Class A	7,000	68,670
Xenia Hotels & Resorts, Inc.	2,800	22,288
		15,137,453
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	40,600	1,626,030
Ingles Markets, Inc., Class A	1,300	52,325
Performance Food Group Co. (a)	11,200	313,824
PriceSmart, Inc.	1,800	117,666
Rite Aid Corp. (a)(b)	4,900	74,284
SpartanNash Co.	45,400	954,535
United Natural Foods, Inc. (a)	40,900	811,865
Village Super Market, Inc., Class A	3,900	98,475
Weis Markets, Inc.	200	9,964
		4,058,968
Food Products 0.3%
Freshpet, Inc. (a)	3,000	288,150
John B. Sanfilippo & Son, Inc.	100	8,817
Seneca Foods Corp., Class A (a)	13,267	519,801
		816,768
Gas Utilities 0.1%
Spire, Inc.	5,500	339,130

Health Care Equipment & Supplies 4.8%
AtriCure, Inc. (a)	5,900	240,779
Cantel Medical Corp.	2,400	113,400
Co-Diagnostics, Inc. (a)(b)	1,200	28,800
CONMED Corp.	15,500	1,279,370
FONAR Corp. (a)	3,700	91,094
GenMark Diagnostics, Inc. (a)	48,100	859,066
Glaukos Corp. (a)(b)	2,600	113,620
Haemonetics Corp. (a)	3,600	315,576
Integer Holdings Corp. (a)	11,074	728,337
iRrhythm Technologies, Inc. (a)	1,800	224,064
Lantheus Holdings, Inc. (a)	66,300	893,724
Meridian Bioscience, Inc. (a)	37,700	923,273
Natus Medical, Inc. (a)	25,700	477,506
Neogen Corp. (a)	8,000	614,160
Nevro Corp. (a)	3,100	412,176
Novocure, Ltd. (a)	4,600	348,634
NuVasive, Inc. (a)	23,054	1,317,306
OraSure Technologies, Inc. (a)	62,600	1,136,190
Orthofix Medical, Inc. (a)	22,000	675,620
Quidel Corp. (a)	3,400	960,398
Repro-Med Systems, Inc. (a)	84,500	881,335
Surmodics, Inc. (a)	1,500	70,935
Vapotherm, Inc. (a)	10,500	548,520
Varex Imaging Corp. (a)	20,700	324,576
Zynex, Inc. (a)(b)	37,100	709,352
		14,287,811
Health Care Providers & Services 2.4%
Amedisys, Inc. (a)	4,100	960,056
Corvel Corp. (a)	7,500	596,175
Covetrus, Inc. (a)	16,900	374,504
Ensign Group, Inc.	3,800	174,762
HealthEquity, Inc. (a)	11,700	603,252
InfuSystem Holdings, Inc. (a)	13,500	164,835
LHC Group, Inc. (a)	3,300	643,863
Magellan Health, Inc. (a)	7,500	556,275
National Healthcare Corp.	12,700	753,364
Owens & Minor, Inc.	67,300	1,082,184
Providence Service Corp. (a)	1,600	129,616
Select Medical Holdings Corp. (a)	49,400	940,576
Sharps Compliance Corp. (a)	4,400	33,660
Tenet Healthcare Corp. (a)	500	13,220
Triple-S Management Corp., Class B (a)	3,600	70,056
Viemed Healthcare, Inc. (a)(b)	12,600	136,584
		7,232,982
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	8,850	218,418
HealthStream, Inc. (a)	23,826	523,100
HMS Holdings Corp. (a)	21,200	689,000
Inspire Medical Systems, Inc. (a)	1,100	109,296
NextGen Healthcare, Inc. (a)	19,900	290,938
Omnicell, Inc. (a)	400	28,116
Phreesia, Inc. (a)	23,300	700,398
Tabula Rasa HealthCare, Inc. (a)(b)	1,700	95,540
Teladoc Health, Inc. (a)	1,300	308,919
		2,963,725
Hotels, Restaurants & Leisure 2.3%
BBX Capital Corp.	2,060	28,675
Bluegreen Vacations Corp.	7,100	51,120
Boyd Gaming Corp.	10,000	236,700
Brinker International, Inc.	24,800	666,872
Caesars Entertainment, Inc. (a)	4,700	145,935
Cheesecake Factory, Inc. (b)	900	21,600
Churchill Downs, Inc.	500	69,260
Chuy's Holdings, Inc. (a)	1,700	27,047
Del Taco Restaurants, Inc. (a)	69,700	533,205
Denny's Corp. (a)	43,800	389,163
Golden Entertainment, Inc. (a)	6,800	58,140
Hilton Grand Vacations, Inc. (a)	7,100	144,130
Marriott Vacations Worldwide Corp.	1,400	118,524
Papa John's International, Inc.	7,800	738,426
Penn National Gaming, Inc. (a)	31,800	1,076,430
RCI Hospitality Holdings, Inc.	47,800	577,424
Red Rock Resorts, Inc., Class A	28,000	306,880
Shake Shack, Inc., Class A (a)	900	43,695
Texas Roadhouse, Inc.	6,415	360,459
Twin River Worldwide Holdings, Inc.	30,200	651,112
Wingstop, Inc.	2,700	421,875
		6,666,672
Household Durables 2.9%
Beazer Homes USA, Inc. (a)	85,500	956,745
Cavco Industries, Inc. (a)	5,200	1,041,716
Green Brick Partners, Inc. (a)	58,600	808,680
Hamilton Beach Brands Holding Co., Class A	5,300	80,560
Hooker Furniture Corp.	5,400	115,560
KB Home	300	10,092
La-Z-Boy, Inc.	28,900	822,494
M/I Homes, Inc. (a)	20,000	832,600
Meritage Homes Corp. (a)	16,600	1,646,388
Purple Innovation, Inc. (a)	6,000	146,220
Taylor Morrison Home Corp. (a)	9,200	215,740
TopBuild Corp. (a)	4,300	567,256
TRI Pointe Group, Inc. (a)	75,300	1,259,016
Turtle Beach Corp. (a)	2,700	49,518
Universal Electronics, Inc. (a)	800	36,856
VOXX International Corp. (a)	14,100	91,932
		8,681,373
Household Products 0.4%
Central Garden & Pet Co., Class A (a)	31,300	1,084,545
Oil-Dri Corp. of America	2,000	69,540
		1,154,085
Independent Power & Renewable Electricity Producers 0.3%
Atlantic Power Corp. (a)(b)	37,800	74,088
Clearway Energy, Inc., Class A	31,200	714,792
		788,880
Insurance 0.9%
Crawford & Co., Class A	11,000	80,630
Donegal Group, Inc., Class A	700	9,786
eHealth, Inc. (a)	900	62,226
Employers Holdings, Inc.	21,304	692,806
FedNat Holding Co.	21,100	197,496
Global Indemnity, Ltd.	700	15,995
Hallmark Financial Services, Inc. (a)	31,268	88,801
ProSight Global, Inc. (a)	1,800	14,148
Safety Insurance Group, Inc.	1,200	90,804
Stewart Information Services Corp.	28,862	1,210,761
Universal Insurance Holdings, Inc.	14,700	257,397
		2,720,850
Interactive Media & Services 0.5%
Cargurus, Inc. (a)	8,700	251,343
DHI Group, Inc. (a)	83,000	207,500
Yelp, Inc. (a)	35,600	889,288
		1,348,131
Internet & Direct Marketing Retail 1.2%
1-800-Flowers.com, Inc., Class A (a)	34,650	978,862
CarParts.com, Inc. (a)	1,300	17,869
PetMed Express, Inc. (b)	23,700	739,440
Stamps.com, Inc. (a)	6,800	1,769,904
		3,506,075
IT Services 1.9%
Brightcove, Inc. (a)	3,700	39,146
Cardtronics PLC, Class A (a)	700	15,631
CSG Systems International, Inc.	3,000	126,390
Endurance International Group Holdings, Inc. (a)	182,100	1,032,507
Fastly, Inc., Class A (a)	2,500	241,225
International Money Express, Inc. (a)	8,900	119,972
Limelight Networks, Inc. (a)	135,300	848,331
ManTech International Corp., Class A	8,200	570,556
MAXIMUS, Inc.	4,800	356,208
Perspecta, Inc.	58,800	1,258,320
PFSweb, Inc. (a)	4,200	33,306
Sykes Enterprises, Inc. (a)	10,600	291,076
TTEC Holdings, Inc.	16,500	783,090
		5,715,758
Leisure Products 1.1%
Escalade, Inc.	5,700	87,495
Johnson Outdoors, Inc., Class A	3,600	315,216
Malibu Boats, Inc., Class A (a)	15,500	911,090
MasterCraft Boat Holdings, Inc. (a)	45,400	939,780
Nautilus, Inc. (a)	66,400	692,552
YETI Holdings, Inc. (a)	5,300	259,117
		3,205,250
Life Sciences Tools & Services 0.6%
Harvard Bioscience, Inc. (a)	3,700	11,507
Luminex Corp.	22,500	819,000
Medpace Holdings, Inc. (a)	2,400	286,440
Syneos Health, Inc. (a)	11,000	686,290
		1,803,237
Machinery 3.3%
Albany International Corp., Class A	1,900	91,352
Altra Industrial Motion Corp.	5,800	198,534
Blue Bird Corp. (a)	28,300	354,599
Columbus McKinnon Corp.	1,700	56,321
ESCO Technologies, Inc.	3,100	266,414
Evoqua Water Technologies Corp. (a)	34,700	667,281
Franklin Electric Co., Inc.	23,500	1,270,175
Hyster-Yale Materials Handling, Inc.	1,200	44,772
L.B. Foster Co., Class A (a)	22,536	316,856
Luxfer Holdings PLC	1,100	13,970
Lydall, Inc. (a)	26,300	426,060
Meritor, Inc. (a)	51,130	1,163,207
Miller Industries, Inc.	5,249	148,809
Mueller Industries, Inc.	40,184	1,123,545
Mueller Water Products, Inc., Class A	11,700	118,404
Navistar International Corp. (a)	37,000	1,185,110
Rexnord Corp.	3,900	112,983
Shyft Group, Inc.	2,400	45,312
SPX Corp. (a)	24,100	1,012,200
Tennant Co.	5,030	335,099
Watts Water Technologies, Inc., Class A	10,900	914,401
		9,865,404
Marine 0.0% ‡
Matson, Inc.	2,800	101,976

Media 0.3%
AMC Networks, Inc., Class A (a)	900	20,790
Emerald Holding, Inc.	1,600	4,352
Entravision Communications Corp., Class A	119,228	157,381
Fluent, Inc. (a)	40,500	73,710
MSG Networks, Inc., Class A (a)	8,400	80,052
Scholastic Corp.	2,000	47,860
Sinclair Broadcast Group, Inc., Class A (b)	1,200	24,720
TEGNA, Inc.	17,900	210,862
WideOpenWest, Inc. (a)	32,300	176,358
		796,085
Metals & Mining 1.3%
Alcoa Corp. (a)	13,500	175,500
Allegheny Technologies, Inc. (a)	4,000	34,760
Caledonia Mining Corp. PLC	2,900	66,497
Cleveland-Cliffs, Inc. (b)	15,900	82,362
Gold Resource Corp.	43,354	190,324
Hecla Mining Co.	33,400	184,368
Kaiser Aluminum Corp.	4,900	303,555
Materion Corp.	7,800	447,876
Novagold Resources, Inc. (a)	5,600	51,072
Olympic Steel, Inc.	1,400	14,812
Ryerson Holding Corp. (a)	43,500	244,905
Schnitzer Steel Industries, Inc., Class A	41,200	758,080
United States Steel Corp.	13,200	87,912
Warrior Met Coal, Inc.	62,000	987,040
Worthington Industries, Inc.	2,800	104,776
		3,733,839
Mortgage Real Estate Investment Trusts 0.8%
Apollo Commercial Real Estate Finance, Inc.	7,800	72,540
Ares Commercial Real Estate Corp.	85,600	781,528
Capstead Mortgage Corp.	105,800	650,670
Cherry Hill Mortgage Investment Corp.	70,300	648,869
Chimera Investment Corp.	12,000	107,880
Ellington Residential Mortgage REIT	600	6,630
MFA Financial, Inc.	12,900	33,927
Two Harbors Investment Corp.	13,700	74,391
		2,376,435
Multiline Retail 0.4%
Big Lots, Inc.	27,600	1,085,784
Macy's, Inc. (b)	22,000	133,320
		1,219,104
Oil, Gas & Consumable Fuels 1.9%
Arch Resources, Inc.	4,300	133,386
Ardmore Shipping Corp.	32,100	131,931
Berry Corp.	103,200	485,556
Bonanza Creek Energy, Inc. (a)	53,800	978,622
Brigham Minerals, Inc., Class A	900	9,972
CNX Resources Corp. (a)	123,600	1,192,740
Delek U.S. Holdings, Inc.	600	10,488
DHT Holdings, Inc.	1,300	7,384
Diamond S Shipping, Inc. (a)	46,800	410,904
Falcon Minerals Corp.	3,000	7,530
Goodrich Petroleum Corp. (a)	2,600	19,370
International Seaways, Inc.	7,300	126,071
Overseas Shipholding Group, Inc., Class A (a)	3,600	8,316
PDC Energy, Inc. (a)	6,700	95,542
Penn Virginia Corp. (a)	2,300	22,793
Renewable Energy Group, Inc. (a)	25,600	706,048
REX American Resources Corp. (a)	300	20,445
Southwestern Energy Co. (a)	67,800	164,754
World Fuel Services Corp.	43,600	1,025,908
		5,557,760
Paper & Forest Products 0.2%
Boise Cascade Co.	12,200	568,398
Domtar Corp.	2,200	46,178
Verso Corp., Class A	8,000	97,680
		712,256
Personal Products 0.8%
LifeVantage Corp. (a)	31,500	404,460
Medifast, Inc.	7,300	1,220,049
Nature's Sunshine Products, Inc. (a)	5,300	50,403
USANA Health Sciences, Inc. (a)	7,800	633,204
		2,308,116
Pharmaceuticals 2.7%
Amphastar Pharmaceuticals, Inc. (a)	22,300	446,446
ANI Pharmaceuticals, Inc. (a)	9,014	266,905
Avenue Therapeutics, Inc. (a)	4,100	41,533
Axsome Therapeutics, Inc. (a)	900	64,197
BioDelivery Sciences International, Inc. (a)	208,800	874,872
Collegium Pharmaceutical, Inc. (a)	15,100	238,278
Corcept Therapeutics, Inc. (a)	66,300	991,185
Durect Corp. (a)	75,800	148,568
Endo International PLC (a)	35,878	124,855
Harrow Health, Inc. (a)	30,000	164,400
Innoviva, Inc. (a)	70,900	960,341
Lannett Co., Inc. (a)	18,700	111,265
MyoKardia, Inc. (a)	4,200	378,546
Pacira BioSciences, Inc. (a)	22,288	1,172,572
Phibro Animal Health Corp., Class A	27,992	649,274
Prestige Consumer Healthcare, Inc. (a)	28,100	1,045,039
Strongbridge Biopharma PLC (a)	62,400	210,288
Supernus Pharmaceuticals, Inc. (a)	10,200	227,103
Zogenix, Inc. (a)	1,200	28,548
		8,144,215
Professional Services 1.3%
ASGN, Inc. (a)	18,100	1,239,126
Barrett Business Services, Inc.	2,107	110,997
CRA International, Inc.	400	16,708
Kforce, Inc.	32,900	948,836
Korn Ferry	6,800	191,080
Mastech Digital, Inc. (a)	8,700	187,050
TriNet Group, Inc. (a)	12,400	818,400
TrueBlue, Inc. (a)	21,500	331,745
		3,843,942
Real Estate 0.2%
Redfin Corp. (a)	15,200	632,016

Real Estate Management & Development 0.3%
Newmark Group, Inc., Class A	203,400	827,838
Realogy Holdings Corp.	6,200	56,172
RMR Group, Inc., Class A	3,800	109,288
		993,298
Road & Rail 0.4%
ArcBest Corp.	34,000	1,033,260
Covenant Logistics Group, Inc. (a)	6,100	102,785
Universal Logistics Holdings, Inc.	700	12,859
		1,148,904
Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. (a)	17,707	1,302,704
Alpha & Omega Semiconductor, Ltd. (a)	21,500	234,135
Amkor Technology, Inc. (a)	85,324	1,159,980
Axcelis Technologies, Inc. (a)	35,500	1,044,410
CEVA, Inc. (a)	1,100	44,220
Cirrus Logic, Inc. (a)	12,559	860,668
CyberOptics Corp. (a)	8,200	322,670
FormFactor, Inc. (a)	39,100	1,127,644
Ichor Holdings, Ltd. (a)	33,976	1,115,092
Inphi Corp. (a)	2,800	365,848
Lattice Semiconductor Corp. (a)	18,500	575,165
MACOM Technology Solutions Holdings, Inc. (a)	5,000	211,300
NeoPhotonics Corp. (a)	63,000	573,930
Photronics, Inc. (a)	85,937	1,020,932
Rambus, Inc. (a)	32,200	475,272
Semtech Corp. (a)	9,000	501,570
Smart Global Holdings, Inc. (a)	18,900	527,121
Synaptics, Inc. (a)	2,009	160,760
Ultra Clean Holdings, Inc. (a)	42,400	1,275,816
		12,899,237
Software 6.2%
A10 Networks, Inc. (a)	82,800	669,024
Alarm.com Holdings, Inc. (a)	4,800	336,192
American Software, Inc., Class A	28,000	461,160
Appfolio, Inc., Class A (a)	1,900	264,518
Appian Corp. (a)(b)	3,500	178,045
Avaya Holdings Corp. (a)	83,729	1,060,009
Blackbaud, Inc.	6,287	393,189
Blackline, Inc. (a)	6,900	613,479
Bottomline Technologies, Inc. (a)	600	28,956
Box, Inc., Class A (a)	67,000	1,202,650
ChannelAdvisor Corp. (a)	47,000	957,390
Cloudera, Inc. (a)	25,700	289,639
CommVault Systems, Inc. (a)	10,601	467,292
Cornerstone OnDemand, Inc. (a)	31,019	1,101,485
Digital Turbine, Inc. (a)	53,400	741,192
Envestnet, Inc. (a)	6,600	535,920
Five9, Inc. (a)	900	108,738
GlobalSCAPE, Inc.	6,500	61,945
LivePerson, Inc. (a)	2,700	116,046
MicroStrategy, Inc., Class A (a)	8,478	1,050,594
Mimecast, Ltd. (a)	7,600	356,668
Mitek Systems, Inc. (a)	72,400	742,824
Progress Software Corp.	29,506	1,028,579
Q2 Holdings, Inc. (a)	6,900	648,945
Rapid7, Inc. (a)	2,900	172,753
Rimini Street, Inc. (a)	28,700	151,823
SailPoint Technologies Holding, Inc. (a)	10,800	340,200
Sapiens International Corp. N.V.	1,100	33,616
SPS Commerce, Inc. (a)	17,008	1,278,491
SVMK, Inc. (a)	15,400	369,292
Tenable Holdings, Inc. (a)	200	6,786
Varonis Systems, Inc. (a)	2,200	238,370
Verint Systems, Inc. (a)	2,800	125,692
Workiva, Inc. (a)	4,600	257,140
Xperi Holding Corp.	51,200	944,128
Zix Corp. (a)	139,000	988,985
Zuora, Inc., Class A (a)	8,800	102,432
		18,424,187
Specialty Retail 3.8%
Aaron's, Inc.	20,400	1,064,472
America's Car-Mart, Inc. (a)	6,400	609,024
Asbury Automotive Group, Inc. (a)	7,200	721,080
Bed Bath & Beyond, Inc.	1,100	11,902
Citi Trends, Inc.	19,500	335,790
Group 1 Automotive, Inc.	3,600	302,472
Haverty Furniture Cos., Inc.	15,700	223,254
Hibbett Sports, Inc. (a)	5,400	125,226
Hudson, Ltd., Class A (a)	65,400	286,452
MarineMax, Inc. (a)	32,200	893,228
Murphy USA, Inc. (a)	11,446	1,515,565
ODP Corp.	19,466	429,614
Rent-A-Center, Inc.	36,500	1,055,580
RH (a)	2,700	776,061
Sleep Number Corp. (a)	22,300	1,036,950
Sonic Automotive, Inc., Class A	5,700	217,284
Sportsman's Warehouse Holdings, Inc. (a)	62,800	1,010,452
Urban Outfitters, Inc. (a)	1,800	29,772
Winmark Corp.	700	111,286
Zumiez, Inc. (a)	21,800	503,580
		11,259,044
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc. (a)	19,300	584,886

Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp. (a)	3,200	669,600
Kontoor Brands, Inc.	1,100	21,076
Rocky Brands, Inc.	29,645	674,424
Steven Madden, Ltd.	4,000	84,720
		1,449,820
Thrifts & Mortgage Finance 1.8%
Bridgewater Bancshares, Inc. (a)	32,134	298,525
Essent Group, Ltd.	3,500	125,405
Federal Agricultural Mortgage Corp., Class C	100	5,951
Flagstar Bancorp, Inc.	35,498	1,113,927
FS Bancorp, Inc.	9,353	355,414
HomeStreet, Inc.	7,000	185,080
Luther Burbank Corp.	6,936	66,378
Merchants Bancorp	29,400	541,842
Meridian Bancorp, Inc.	60,100	685,441
NMI Holdings, Inc., Class A (a)	12,700	197,104
OP Bancorp.	26,500	164,830
Provident Financial Services, Inc.	51,400	701,610
Radian Group, Inc.	45,407	677,472
Riverview Bancorp, Inc.	24,800	121,024
TrustCo Bank Corp.	9,700	56,163
Waterstone Financial, Inc.	5,300	80,984
		5,377,150
Tobacco 0.2%
Universal Corp.	7,260	306,082
Vector Group, Ltd.	32,500	286,650
		592,732
Trading Companies & Distributors 1.1%
BMC Stock Holdings, Inc. (a)	44,966	1,151,130
GMS, Inc. (a)	40,200	941,886
Rush Enterprises, Inc.
Class A	21,200	1,008,696
Class B	1,600	63,680
WESCO International, Inc. (a)	2,684	104,327
		3,269,719
Water Utilities 1.4%
American States Water Co.	15,289	1,175,418
Artesian Resources Corp., Class A	5,584	195,887
California Water Service Group	21,900	1,026,453
Consolidated Water Co., Ltd.	54,724	671,464
Global Water Resources, Inc.	2,400	24,936
Middlesex Water Co.	1,600	102,496
Pure Cycle Corp. (a)	12,600	113,778
SJW Corp.	9,503	593,557
York Water Co.	6,100	282,491
		4,186,480

Total Common Stocks (Cost $273,365,655)		291,594,376

Exchange-Traded Fund 1.8%
iShares Russell 2000 ETF (b)	36,767	5,417,985

Total Exchange-Traded Fund (Cost $4,971,642)		5,417,985

Short-Term Investments 2.3%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.05% (c)	19,985	19,985

Unaffiliated Investment Company 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (c)(d)	6,778,961	6,778,961

Total Short-Term Investments (Cost $6,798,946)		6,798,946
Total Investments (Cost $285,136,243)	102.3%	303,811,307
Other Assets, Less Liabilities	(2.3)	(6,922,874)
Net Assets	100.0%	$296,888,433

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $12,673,313; the total market value of collateral held by the Fund was $13,125,557. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,346,596.
(c)	Current yield as of July 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$291,594,376	$—	$—	$291,594,376
Exchange-Traded Fund	5,417,985	—	—	5,417,985
Short-Term Investments
Affiliated Investment Company	19,985	—	—	19,985
Unaffiliated Investment Company	6,778,961	—	—	6,778,961
Total Short-Term Investments	6,798,946	—	—	6,798,946
Total Investments in Securities	$303,811,307	$—	$—	$303,811,307

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 98.5% †
Asset-Backed Securities 4.7%
Auto Floor Plan Asset-Backed Securities 1.0%
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A 2.44%, due 9/15/26		$3,215,000	$3,368,220
Series 2017-3, Class A 2.48%, due 9/15/24		1,485,000	1,537,188
Series 2018-4, Class A 4.06%, due 11/15/30		4,610,000	4,995,383
General Motors Floorplan Owner Revolving Trust Series 2019-2, Class A 2.90%, due 4/15/26 (a)		4,200,000	4,505,920
			14,406,711
Automobile Asset-Backed Securities 1.5%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-1A, Class A 2.33%, due 8/20/26		1,945,000	1,939,701
Series 2017-2A, Class A 2.97%, due 3/20/24		1,785,000	1,803,919
Series 2018-2A, Class A 4.00%, due 3/20/25		1,500,000	1,530,433
Drive Auto Receivables Trust Series 2020-2, Class C 2.28%, due 8/17/26		1,800,000	1,847,150
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		2,560,000	2,649,955
GM Financial Automobile Leasing Trust Series 2020-2, Class B 1.56%, due 7/22/24		1,780,000	1,805,479
Santander Drive Auto Receivables Trust Series 2020-2, Class C 1.46%, due 9/15/25		2,340,000	2,353,116
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		2,875,000	2,940,813
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		2,215,000	2,299,844
World Omni Automobile Lease Securitization Trust Series 2019-B, Class A3 2.03%, due 11/15/22		1,640,000	1,675,300
			20,845,710
Credit Cards 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		2,420,000	2,591,110

Other Asset-Backed Securities 1.9%
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 0.362% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		6,200,000	5,791,515
CF Hippolyta LLC (a)
Series 2020-1, Class A1 1.69%, due 7/15/60		2,780,000	2,809,019
Series 2020-1, Class A2 1.99%, due 7/15/60		1,900,000	1,920,567
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		2,555,000	2,605,334
Hilton Grand Vacations Trust Series 2019-AA, Class A 2.34%, due 7/25/33 (a)		3,237,065	3,294,267
MMAF Equipment Finance LLC Series 2019-A, Class A3 2.84%, due 11/13/23 (a)		2,740,000	2,828,667
MVW LLC (a)
Series 2020-1A, Class A 1.74%, due 10/20/37		1,995,000	1,994,681
Series 2019-2A, Class A 2.22%, due 10/20/38		3,289,768	3,357,809
Sierra Timeshare Receivables Funding LLC Series 2019-3A, Class A 2.34%, due 8/20/36 (a)		1,555,483	1,580,849
			26,182,708
Student Loans 0.1%
Navient Private Education Refi Loan Trust Series 2020-DA, Class A 1.69%, due 5/15/69 (a)		1,815,000	1,827,892

Total Asset-Backed Securities (Cost $63,626,682)			65,854,131

Corporate Bonds 55.3%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.
4.854%, due 4/27/35		585,000	785,314
5.054%, due 4/27/45		1,215,000	1,728,399
			2,513,713
Agriculture 0.4%
Altria Group, Inc. 4.80%, due 2/14/29		2,555,000	3,079,400
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,800,000	1,935,000
			5,014,400
Airlines 1.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA 3.15%, due 8/15/33		2,210,434	2,061,767
Series 2013-2, Class A 4.95%, due 7/15/24		3,998,587	3,244,065
Delta Air Lines, Inc. 7.00%, due 5/1/25 (a)		3,565,000	3,807,108
JetBlue Pass Through Trust Series 2019-1, Class AA 2.75%, due 11/15/33		2,573,238	2,419,586
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)		2,995,000	3,099,825
			14,632,351
Apparel 0.4%
Hanesbrands, Inc.(a)
4.875%, due 5/15/26 (c)		1,409,000	1,535,810
5.375%, due 5/15/25		1,960,000	2,107,000
NIKE, Inc. 3.375%, due 3/27/50		2,205,000	2,677,288
			6,320,098
Auto Manufacturers 1.3%
Ford Motor Co.
8.50%, due 4/21/23		3,330,000	3,696,300
9.00%, due 4/22/25		3,300,000	3,887,813
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		1,280,000	1,288,000
4.063%, due 11/1/24		3,630,000	3,710,586
4.25%, due 9/20/22		1,015,000	1,035,300
General Motors Co. 6.125%, due 10/1/25		960,000	1,122,114
General Motors Financial Co., Inc. 5.20%, due 3/20/23		3,105,000	3,376,735
			18,116,848
Banks 10.0%
Banco Santander Mexico S.A. 5.375%, due 4/17/25 (a)		3,200,000	3,547,360
Bank of America Corp.
2.496%, due 2/13/31 (d)		2,400,000	2,550,360
2.676%, due 6/19/41 (d)		4,310,000	4,589,517
3.248%, due 10/21/27		5,450,000	6,097,990
3.419%, due 12/20/28 (d)		468,000	528,789
3.593%, due 7/21/28 (d)		2,300,000	2,621,173
3.705%, due 4/24/28 (d)		5,000,000	5,720,089
4.25%, due 10/22/26		6,900,000	7,947,253
4.30%, due 1/28/25 (d)(e)		5,410,000	5,108,663
6.30%, due 3/10/26 (d)(e)		1,500,000	1,724,738
Barclays PLC 4.61%, due 2/15/23 (d)		1,205,000	1,269,748
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(d)		3,600,000	3,928,186
Citigroup, Inc.
3.887%, due 1/10/28 (d)		3,489,000	3,987,333
4.05%, due 7/30/22		580,000	617,590
5.30%, due 5/6/44		2,314,000	3,256,460
Credit Suisse Group A.G. 2.593%, due 9/11/25 (a)(d)		1,375,000	1,441,453
First Horizon National Corp. 4.00%, due 5/26/25		3,200,000	3,477,044
Goldman Sachs Group, Inc.
2.60%, due 2/7/30		505,000	542,150
3.50%, due 11/16/26		4,305,000	4,803,124
6.75%, due 10/1/37		735,000	1,104,119
HSBC Holdings PLC 3.973%, due 5/22/30 (d)		1,830,000	2,069,768
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)		4,380,000	4,598,858
2.956%, due 5/13/31 (d)		1,600,000	1,742,701
3.782%, due 2/1/28 (d)		3,900,000	4,478,483
4.005% (3 Month LIBOR + 1.12%), due 4/23/29 (d)		4,000,000	4,703,607
4.60%, due 2/1/25 (d)(e)		11,707,000	11,327,693
5.50%, due 10/15/40		745,000	1,115,852
Lloyds Banking Group PLC 4.582%, due 12/10/25		8,183,000	9,237,688
Morgan Stanley
3.591%, due 7/22/28 (d)		5,265,000	6,021,107
4.875%, due 11/1/22		3,945,000	4,293,843
5.00%, due 11/24/25		4,535,000	5,405,586
6.25%, due 8/9/26		2,000,000	2,588,315
Natwest Group PLC
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)		3,880,000	4,165,491
5.125%, due 5/28/24		3,550,000	3,924,020
PNC Financial Services Group, Inc. 2.55%, due 1/22/30		3,105,000	3,436,288
Truist Financial Corp. 4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)		3,515,000	3,752,262
Wachovia Corp. 5.50%, due 8/1/35		1,220,000	1,650,518
Wells Fargo Bank N.A. 5.85%, due 2/1/37		555,000	778,203
			140,153,422
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29		4,695,000	5,778,213
Constellation Brands, Inc. 4.50%, due 5/9/47		2,740,000	3,543,618
PepsiCo, Inc. 3.625%, due 3/19/50		1,220,000	1,594,312
			10,916,143
Biotechnology 0.3%
Biogen, Inc. 3.15%, due 5/1/50		3,550,000	3,745,154

Building Materials 0.7%
Builders FirstSource, Inc. 5.00%, due 3/1/30 (a)		3,839,000	4,026,343
Carrier Global Corp. 2.242%, due 2/15/25 (a)		4,130,000	4,314,080
Cemex S.A.B. de C.V. 7.375%, due 6/5/27 (a)		1,080,000	1,151,399
			9,491,822
Chemicals 1.1%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)		2,470,000	2,504,876
Avient Corp. 5.75%, due 5/15/25 (a)		3,664,000	3,977,235
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		2,830,000	2,670,813
Huntsman International LLC 4.50%, due 5/1/29		2,949,000	3,223,059
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,400,000	2,551,200
			14,927,183
Commercial Services 1.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		2,570,000	2,749,900
Ashtead Capital, Inc. 4.00%, due 5/1/28 (a)		1,435,000	1,492,400
California Institute of Technology 3.65%, due 9/1/19		2,914,000	3,438,014
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,800,000	2,961,000
IHS Markit, Ltd. 4.25%, due 5/1/29		3,745,000	4,442,057
PayPal Holdings, Inc. 2.65%, due 10/1/26		3,455,000	3,822,541
			18,905,912
Computers 0.9%
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		6,467,000	7,296,221
5.30%, due 10/1/29		1,275,000	1,467,637
8.10%, due 7/15/36		1,750,000	2,375,122
NCR Corp. 6.125%, due 9/1/29 (a)		1,535,000	1,681,516
			12,820,496
Cosmetics & Personal Care 0.1%
Estee Lauder Cos., Inc. 2.60%, due 4/15/30		1,130,000	1,256,907

Distribution & Wholesale 0.4%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		5,420,000	5,596,150

Diversified Financial Services 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50%, due 5/26/22		3,690,000	3,670,490
Air Lease Corp. 4.25%, due 9/15/24		6,445,000	6,573,780
Ally Financial, Inc.
3.875%, due 5/21/24		1,270,000	1,356,885
7.50%, due 9/15/20		166,000	167,208
8.00%, due 11/1/31		6,085,000	8,415,977
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)		2,895,000	2,459,077
Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	3,222,661
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)		3,600,000	3,942,000
Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,624,918
International Lease Finance Corp. 5.875%, due 8/15/22		2,200,000	2,375,681
			33,808,677
Electric 2.5%
Arizona Public Service Co. 3.35%, due 5/15/50		2,700,000	3,161,762
Comision Federal De Electricidad 4.75%, due 2/23/27 (a)		2,490,000	2,636,288
Connecticut Light & Power Co. 4.00%, due 4/1/48		1,805,000	2,436,652
Duke Energy Progress LLC 3.45%, due 3/15/29		3,695,000	4,387,268
Duquesne Light Holdings, Inc. 3.616%, due 8/1/27 (a)		1,645,000	1,757,552
Evergy Kansas Central, Inc. 3.45%, due 4/15/50		4,230,000	5,169,781
N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,074,472
Pacific Gas & Electric Co.
2.10%, due 8/1/27 (c)		4,405,000	4,395,215
3.50%, due 8/1/50		3,715,000	3,826,262
Southern California Edison Co. 4.00%, due 4/1/47		2,055,000	2,438,800
			35,284,052
Entertainment 0.1%
Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC 5.50%, due 5/1/25 (a)		1,991,000	2,033,309

Environmental Controls 0.1%
Waste Connections, Inc. 3.50%, due 5/1/29		1,880,000	2,190,122

Food 1.6%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,930,000	2,127,825
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		4,375,000	4,602,684
Kraft Heinz Foods Co.
3.875%, due 5/15/27 (a)		1,362,000	1,466,902
5.00%, due 7/15/35		1,689,000	1,978,826
Mars, Inc.(a)
3.20%, due 4/1/30		1,100,000	1,278,396
3.60%, due 4/1/34		930,000	1,150,337
Smithfield Foods, Inc. 5.20%, due 4/1/29 (a)		960,000	1,070,050
Sysco Corp. 3.30%, due 2/15/50		1,745,000	1,690,729
Tyson Foods, Inc. 5.15%, due 8/15/44		3,000,000	4,058,869
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)		2,610,000	2,799,225
			22,223,843
Food Services 0.2%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)		2,383,000	2,514,065

Gas 0.4%
Atmos Energy Corp. 4.30%, due 10/1/48		1,465,000	1,999,224
NiSource, Inc. 3.49%, due 5/15/27		2,935,000	3,361,741
Southern California Gas Co. 3.20%, due 6/15/25		915,000	1,018,388
			6,379,353
Health Care - Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co. 3.20%, due 6/1/50 (a)		4,630,000	5,088,395
NYU Langone Hospitals 3.38%, due 7/1/55		2,400,000	2,547,120
			7,635,515
Holding Company - Diversified 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,675,000	4,008,605

Home Builders 1.0%
Lennar Corp. 4.75%, due 11/29/27		1,546,000	1,766,305
NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,816,455
Toll Brothers Finance Corp.
3.80%, due 11/1/29		2,233,000	2,322,320
4.35%, due 2/15/28		1,364,000	1,476,530
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,320,000	1,422,577
			13,804,187
Home Furnishing 0.4%
Whirlpool Corp. 4.85%, due 6/15/21		5,890,000	6,112,029

Housewares 0.1%
Newell Brands, Inc. 4.875%, due 6/1/25		840,000	913,500

Insurance 2.1%
Equitable Holdings, Inc. 4.35%, due 4/20/28		5,025,000	5,807,846
Liberty Mutual Group, Inc. 3.951%, due 10/15/50 (a)		3,675,000	4,278,013
Markel Corp. 3.625%, due 3/30/23		2,515,000	2,679,034
Nippon Life Insurance Co. 3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(b)		3,065,000	3,264,225
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,780,000	1,969,551
Reliance Standard Life Global Funding II(a)
2.15%, due 1/21/23		645,000	660,218
2.50%, due 10/30/24		3,950,000	4,079,379
Voya Financial, Inc. 3.65%, due 6/15/26		1,305,000	1,468,699
Willis North America, Inc.
2.95%, due 9/15/29		3,915,000	4,294,651
3.875%, due 9/15/49		1,290,000	1,578,838
			30,080,454
Internet 1.9%
Alibaba Group Holding, Ltd. 3.40%, due 12/6/27		5,000,000	5,681,800
Equinix, Inc. 1.25%, due 7/15/25		1,825,000	1,840,513
Expedia Group, Inc.
3.25%, due 2/15/30		4,965,000	4,689,164
3.60%, due 12/15/23 (a)		1,780,000	1,800,896
6.25%, due 5/1/25 (a)		730,000	797,826
Match Group Holdings II LLC 4.125%, due 8/1/30 (a)		263,000	270,890
Tencent Holdings, Ltd. (a)
3.28%, due 4/11/24		4,365,000	4,658,487
3.80%, due 2/11/25		2,000,000	2,216,374
Weibo Corp.
3.375%, due 7/8/30		2,660,000	2,777,169
3.50%, due 7/5/24		1,825,000	1,924,828
			26,657,947
Iron & Steel 0.7%
ArcelorMittal S.A. 4.55%, due 3/11/26		3,215,000	3,490,632
Steel Dynamics, Inc. 3.25%, due 1/15/31		1,940,000	2,119,563
Vale Overseas, Ltd.
6.25%, due 8/10/26		2,290,000	2,752,580
6.875%, due 11/21/36		1,094,000	1,493,321
			9,856,096
Lodging 0.9%
Boyd Gaming Corp. 8.625%, due 6/1/25 (a)		872,000	961,275
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30		2,640,000	2,765,400
5.75%, due 5/1/28 (a)		1,135,000	1,211,613
Las Vegas Sands Corp. 3.20%, due 8/8/24		2,205,000	2,213,110
MGM Resorts International 6.00%, due 3/15/23		5,000,000	5,225,000
			12,376,398
Media 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 4/1/24 (a)		2,078,000	2,150,107
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22		4,000,000	4,261,903
Comcast Corp.
3.70%, due 4/15/24		1,584,900	1,764,283
3.75%, due 4/1/40		1,275,000	1,589,187
3.95%, due 10/15/25		2,086,600	2,417,455
4.25%, due 10/15/30		1,435,000	1,800,268
4.70%, due 10/15/48		3,170,000	4,543,358
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)		5,338,000	2,922,555
Grupo Televisa S.A.B. 5.25%, due 5/24/49		1,890,000	2,299,935
Sirius XM Radio, Inc. 4.125%, due 7/1/30 (a)		3,235,000	3,413,895
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		3,660,000	4,336,419
Walt Disney Co. 6.65%, due 11/15/37		1,640,000	2,536,519
			34,035,884
Mining 0.4%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)		2,780,000	3,145,654
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (a)		2,435,000	2,594,712
			5,740,366
Miscellaneous - Manufacturing 0.9%
General Electric Co.
3.625%, due 5/1/30		2,340,000	2,368,652
4.25%, due 5/1/40		2,550,000	2,611,700
4.35%, due 5/1/50		3,395,000	3,521,061
Textron Financial Corp. 2.127% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		5,685,000	3,752,100
			12,253,513
Oil & Gas 3.1%
BP Capital Markets America, Inc. 3.00%, due 2/24/50		3,260,000	3,511,810
BP Capital Markets PLC 4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)		4,215,000	4,520,588
Concho Resources, Inc. 4.30%, due 8/15/28		3,090,000	3,502,522
Continental Resources, Inc. 5.00%, due 9/15/22		2,886,000	2,886,000
Gazprom PJSC Via Gaz Capital S.A. (a)
4.95%, due 3/23/27		358,000	398,275
4.95%, due 2/6/28		2,531,000	2,847,952
Marathon Petroleum Corp.
4.50%, due 5/1/23		2,245,000	2,432,726
4.70%, due 5/1/25		2,445,000	2,778,029
6.50%, due 3/1/41		2,665,000	3,487,545
Petroleos Mexicanos 6.75%, due 9/21/47		5,835,000	4,740,937
Total Capital International S.A. 3.127%, due 5/29/50		4,275,000	4,813,432
Valero Energy Corp.
4.00%, due 4/1/29		2,270,000	2,591,366
6.625%, due 6/15/37		2,690,000	3,715,654
WPX Energy, Inc. 4.50%, due 1/15/30		1,760,000	1,638,384
			43,865,220
Packaging & Containers 0.5%
Berry Global, Inc. 4.875%, due 7/15/26 (a)		282,000	297,862
GPC Merger Sub, Inc. 7.125%, due 8/15/28 (a)		1,500,000	1,560,000
Owens Brockway Glass Container, Inc. 6.625%, due 5/13/27 (a)		3,800,000	4,113,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		1,503,000	1,525,996
Sealed Air Corp. 4.00%, due 12/1/27 (a)		268,000	277,380
			7,774,738
Pharmaceuticals 1.6%
AbbVie, Inc. 4.05%, due 11/21/39 (a)		4,385,000	5,395,469
Abbvie, Inc. 4.50%, due 5/14/35		1,330,000	1,673,068
Bausch Health Cos., Inc. 6.25%, due 2/15/29 (a)		1,895,000	2,013,059
Becton Dickinson & Co. 4.669%, due 6/6/47		3,575,000	4,790,284
CVS Health Corp.
4.78%, due 3/25/38		750,000	963,578
5.05%, due 3/25/48		2,275,000	3,133,791
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		41,556	44,550
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26		4,688,000	4,276,441
			22,290,240
Pipelines 1.8%
Enterprise Products Operating LLC
3.95%, due 1/31/60		2,200,000	2,415,628
4.20%, due 1/31/50		630,000	732,203
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (a)		726,000	753,073
MPLX, L.P.
4.875%, due 6/1/25		5,305,000	6,011,527
6.25%, due 10/15/22		1,491,000	1,505,266
Sabine Pass Liquefaction LLC
5.625%, due 3/1/25		800,000	928,424
5.875%, due 6/30/26		3,426,000	4,128,653
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	5,772,385
Western Midstream Operating L.P. 6.25%, due 2/1/50		2,485,000	2,453,937
			24,701,096
Real Estate 0.3%
American Tower Corp. 3.375%, due 5/15/24		4,000,000	4,372,901

Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		2,090,000	2,416,127
Boston Properties, L.P. 3.20%, due 1/15/25		4,050,000	4,404,463
Crown Castle International Corp. 3.20%, due 9/1/24		5,580,000	6,082,765
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29		2,430,000	2,669,792
Equinix, Inc.
1.80%, due 7/15/27		1,335,000	1,372,046
2.625%, due 11/18/24		2,855,000	3,050,682
Iron Mountain, Inc.(a)
4.875%, due 9/15/29		480,000	500,040
5.25%, due 7/15/30		2,720,000	2,852,600
			23,348,515
Retail 2.7%
1011778 B.C. ULC / New Red Finance, Inc. 5.75%, due 4/15/25 (a)		1,108,000	1,185,438
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)		7,345,000	7,576,334
AutoNation, Inc. 4.75%, due 6/1/30		3,560,000	4,124,808
Darden Restaurants, Inc. 3.85%, due 5/1/27		5,980,000	6,199,207
Home Depot, Inc. 3.35%, due 4/15/50		1,235,000	1,513,944
Lowe's Cos., Inc. 5.125%, due 4/15/50		2,355,000	3,425,455
Macy's, Inc. 8.375%, due 6/15/25 (a)		4,660,000	4,866,997
Starbucks Corp.
3.35%, due 3/12/50		3,365,000	3,705,602
4.45%, due 8/15/49		2,300,000	3,012,128
TJX Cos., Inc. 3.50%, due 4/15/25		1,845,000	2,057,287
			37,667,200
Semiconductors 1.3%
Broadcom, Inc.(a)
3.125%, due 10/15/22		3,750,000	3,917,739
3.15%, due 11/15/25		2,670,000	2,879,419
Intel Corp. 4.75%, due 3/25/50		1,800,000	2,610,467
Nvidia Corp. 3.50%, due 4/1/50		2,730,000	3,269,667
NXP B.V. / NXP Funding LLC (a)
3.40%, due 5/1/30		1,775,000	1,958,772
4.625%, due 6/1/23		3,825,000	4,211,945
			18,848,009
Software 0.1%
Fiserv, Inc. 3.20%, due 7/1/26		810,000	912,934

Telecommunications 4.2%
Altice France S.A. 7.375%, due 5/1/26 (a)		5,216,000	5,563,646
AT&T, Inc.
2.875% (5 Month EUAMDB05 + 3.14%), due 3/2/25 (b)(e)	EUR	3,100,000	3,486,410
3.80%, due 3/1/24		$5,920,000	6,551,552
3.80%, due 2/15/27		5,660,000	6,470,487
4.35%, due 3/1/29		1,040,000	1,242,645
CommScope Technologies LLC 5.00%, due 3/15/27 (a)		4,200,000	4,056,528
CommScope, Inc. 7.125%, due 7/1/28 (a)		2,790,000	2,953,634
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)		4,555,000	4,907,921
5.375%, due 1/15/24		2,160,000	2,196,979
Sprint Communications, Inc. 6.00%, due 11/15/22		1,854,000	2,004,378
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		6,245,000	6,791,437
T-Mobile USA, Inc.
4.50%, due 4/15/50 (a)		1,720,000	2,147,162
6.375%, due 3/1/25		500,000	513,270
VEON Holdings B.V. 4.95%, due 6/16/24 (a)(c)		3,950,000	4,251,978
Verizon Communications, Inc. 4.00%, due 3/22/50		1,635,000	2,175,834
Vodafone Group PLC 4.25%, due 9/17/50		3,185,000	3,907,606
			59,221,467
Toys, Games & Hobbies 0.2%
Hasbro, Inc. 2.60%, due 11/19/22		2,275,000	2,352,607

Total Corporate Bonds (Cost $716,887,271)			777,673,441

Foreign Government Bonds 0.8%
Brazil 0.4%
Brazilian Government International Bond 4.625%, due 1/13/28		4,789,000	5,239,166

Mexico 0.4%
Mexico Government International Bond 3.25%, due 4/16/30 (c)		5,882,000	6,020,227

Total Foreign Government Bonds (Cost $10,898,145)			11,259,393

Loan Assignments 1.0% (b)
Buildings & Real Estate 0.3%
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25		4,662,704	4,406,256

Containers, Packaging & Glass 0.3%
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24		4,916,982	4,570,158

Finance 0.4%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 5/9/25		4,902,481	4,720,388

Total Loan Assignments (Cost $14,079,167)			13,696,802

Mortgage-Backed Securities 10.8%
Agency (Collateralized Mortgage Obligations) 2.8%
Federal Home Loan Mortgage Corporation
REMIC, Series 4913, Class UA 3.00%, due 3/15/49		4,022,929	4,226,066
REMIC, Series 4908, Class BD 3.00%, due 4/25/49		3,310,000	3,431,138
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		7,500,000	7,986,270
REMIC Series 4869, Class BA 3.50%, due 11/15/47		4,262,218	4,483,313
REMIC Series 4888, Class BA 3.50%, due 9/15/48		2,110,284	2,211,485
REMIC Series 4877, Class AT 3.50%, due 11/15/48		3,118,531	3,311,390
REMIC, Series 4958, Class DL 4.00%, due 1/25/50		6,712,088	7,364,988
Federal National Mortgage Association
REMIC, Series 2013-77, Class CY 3.00%, due 7/25/43		2,941,000	3,234,490
REMIC, Series 2019-13, Class PE 3.00%, due 3/25/49		3,289,328	3,493,577
			39,742,717
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.5%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		5,015,000	5,555,989
Series 2019-BN19, Class A2 2.926%, due 8/15/61		4,715,000	5,248,739
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.402% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		40,709	37,102
Benchmark Mortgage Trust
Series 2020-B18, Class AM 2.335%, due 7/15/53		3,400,000	3,517,987
Series 2020-IG1, Class A1 2.702%, due 9/15/43		2,905,000	3,109,415
Series 2019-B12, Class A5 3.116%, due 8/15/52		4,417,000	4,983,590
Series 2020-IG3, Class AS 3.229%, due 9/15/48 (a)(f)		2,085,000	2,314,139
BX Commercial Mortgage Trust (a)
Series 2018-GW, Class A 0.975% (1 Month LIBOR + 0.80%), due 5/15/35 (b)		2,400,000	2,303,921
Series 2019-0C11, Class B 3.605%, due 12/9/41		1,525,000	1,553,887
Series 2019-0C11, Class C 3.856%, due 12/9/41		3,665,000	3,568,360
Series 2019-OC11, Class E 4.076%, due 12/9/41 (g)		2,484,000	2,245,197
BX Trust Series 2019-OC11, Class A 3.202%, due 12/9/41 (a)		1,935,000	2,048,649
COMM Mortgage Trust Series 2013-CR8, Class A4 3.334%, due 6/10/46		2,368,399	2,477,830
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		2,535,000	2,786,507
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,253,753	2,265,273
FREMF Mortgage Trust (a)(f)
Series 2015-K720, Class B 3.393%, due 7/25/22		1,545,000	1,595,118
Series 2013-K27, Class B 3.496%, due 1/25/46		1,255,000	1,316,626
Series 2013-K33, Class B 3.498%, due 8/25/46		3,345,000	3,537,681
Series 2015-K721, Class B 3.565%, due 11/25/47		3,845,000	3,982,303
Series 2012-K22, Class B 3.685%, due 8/25/45		935,000	975,746
Series 2014-K41, Class B 3.833%, due 11/25/47		1,285,000	1,412,210
Series 2013-K35, Class B 3.939%, due 12/25/46		1,735,000	1,867,436
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,795,000	2,007,888
Series 2019-GC40, Class A4 3.16%, due 7/10/52		3,114,000	3,501,936
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.325% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		1,810,000	1,748,127
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		2,465,000	2,797,741
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		4,195,000	4,462,221
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,845,000	2,013,557
Morgan Stanley Capital I Trust Series 2015-UBS8, Class A4 3.809%, due 12/15/48		2,895,000	3,213,050
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		4,140,000	4,459,324
Wells Fargo Commercial Mortgage Trust (a)(f)
Series 2018-1745, Class A 3.749%, due 6/15/36		2,900,000	3,249,326
Series 2018-AUS, Class A 4.058%, due 8/17/36		4,125,000	4,589,553
			90,746,428
Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
JP Morgan Mortgage Trust (a)(g)
Series 2019-1, Class A3 4.00%, due 5/25/49		973,921	1,005,444
Series 2019-LTV1, Class A4 4.00%, due 6/25/49		408,886	410,329
			1,415,773
Whole Loan (Collateralized Mortgage Obligations) 1.4%
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (a)(g)		655,055	673,094
Fannie Mae Connecticut Avenue Securities (b)
Series 2017-C02, Class 2M2 3.822% (1 Month LIBOR + 3.65%), due 9/25/29		1,383,866	1,387,714
Series 2016-C04, Class 1M2 4.422% (1 Month LIBOR + 4.25%), due 1/25/29		2,392,557	2,410,456
Series 2016-C06, Class 1M2 4.422% (1 Month LIBOR + 4.25%), due 4/25/29		1,934,259	1,973,937
Series 2016-C07, Class 2M2 4.522% (1 Month LIBOR + 4.35%), due 5/25/29		1,952,049	1,993,868
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
Series 2016-DNA4, Class M3 3.972% (1 Month LIBOR + 3.80%), due 3/25/29		2,372,438	2,395,294
Series 2016-DNA2, Class M3 4.822% (1 Month LIBOR + 4.65%), due 10/25/28		2,834,469	2,934,019
JP Morgan Mortgage Trust (a)(g)
Series 2019-3, Class A3 4.00%, due 9/25/49		589,480	607,881
Series 2019-5, Class A4 4.00%, due 11/25/49		990,259	999,176
Wells Fargo Mortgage Backed Securities Trust Series 2020-2, Class A1 3.00%, due 12/25/49 (a)(g)		3,937,326	4,058,648
			19,434,087

Total Mortgage-Backed Securities (Cost $145,840,424)			151,339,005

Municipal Bonds 0.4%
California 0.3%
Regents of the University of California Medical Center Pooled, Revenue Bonds Series N 3.006%, due 5/15/50		4,410,000	4,726,682

New York 0.1%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		735,000	803,370

Total Municipal Bonds (Cost $5,145,000)			5,530,052

U.S. Government & Federal Agencies 25.5%
Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡
Series 1991-66, Class J 8.125%, due 6/25/21		12	12

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.2%
2.00%, due 6/1/35		2,775,283	2,888,824
2.00%, due 6/1/50		28,022	28,862
2.00%, due 7/1/50		3,037,864	3,145,008
2.00%, due 8/1/50		8,123,284	8,469,712
2.50%, due 5/1/30		325,277	342,200
2.50%, due 4/1/50		2,556,494	2,685,327
3.50%, due 1/1/43		1,253,721	1,402,339
3.50%, due 1/1/44		2,072,292	2,246,114
3.50%, due 1/1/45		1,741,327	1,936,272
3.50%, due 11/1/45		1,597,049	1,739,202
3.50%, due 3/1/46		2,833,722	3,113,268
4.00%, due 6/1/42		2,477,667	2,702,540
4.00%, due 3/1/45		1,186,635	1,304,310
4.00%, due 10/1/48		1,558,539	1,712,140
4.50%, due 8/1/44		1,237,373	1,424,680
4.50%, due 12/1/44		5,248,045	5,875,863
4.50%, due 4/1/46		573,640	638,081
4.50%, due 8/1/47		1,164,866	1,321,847
5.00%, due 11/1/41		1,685,517	1,936,126
6.50%, due 4/1/37		51,746	59,419
			44,972,134
Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.8%
2.00%, due 5/1/35		5,943,783	6,186,282
2.00%, due 6/1/50		4,206	4,341
2.50%, due 3/1/50		2,524,440	2,684,972
2.50%, due 5/1/50		3,277,856	3,442,402
3.00%, due 12/1/47		472,688	501,388
3.00%, due 3/1/50		3,932,181	4,197,197
3.00%, due 3/1/50		12,160,196	12,874,363
3.00%, due 4/1/50		4,691,792	4,967,340
3.00%, due 5/1/50		4,923,807	5,212,982
3.00%, due 6/1/57		4,803,871	5,165,346
3.50%, due 2/1/42		3,049,029	3,300,922
3.50%, due 2/1/43		1,289,878	1,442,462
3.50%, due 5/1/43		3,411,537	3,697,770
3.50%, due 7/1/43		3,405,970	3,786,264
3.50%, due 11/1/44		1,743,392	1,889,663
3.50%, due 12/1/44		1,271,190	1,396,277
3.50%, due 3/1/46		6,732,071	7,291,953
4.00%, due 3/1/42		1,195,997	1,305,334
4.00%, due 1/1/43		2,184,033	2,383,594
4.00%, due 1/1/46		5,400,351	5,934,294
4.00%, due 3/1/46		558,619	614,123
4.00%, due 9/1/48		3,925,742	4,228,256
4.50%, due 2/1/41		1,876,459	2,103,897
4.50%, due 4/1/41		586,905	668,691
4.50%, due 8/1/42		9,176,144	10,270,185
4.50%, due 12/1/43		2,976,158	3,307,584
4.50%, due 8/1/44		1,645,509	1,829,780
5.00%, due 9/1/33		1,958,116	2,240,972
5.00%, due 9/1/41		499,138	573,178
5.00%, due 10/1/41		2,460,932	2,821,949
5.50%, due 7/1/41		2,193,234	2,564,659
6.00%, due 4/1/37		8,352	9,494
6.00%, due 10/1/37		26,687	29,597
6.00%, due 7/1/39		443,908	523,974
6.50%, due 10/1/39		443,350	512,041
			109,963,526
United States Treasury Bonds 5.7%
1.25%, due 5/15/50		51,585,000	52,264,068
2.50%, due 2/15/45		4,940,000	6,356,969
4.375%, due 11/15/39		8,855,000	14,291,832
4.375%, due 5/15/40		3,360,000	5,453,831
4.50%, due 5/15/38		1,055,000	1,702,589
			80,069,289
United States Treasury Notes 6.3%
0.125%, due 7/31/22		16,670,000	16,673,907
0.125%, due 7/15/23		39,585,000	39,591,185
0.25%, due 7/31/25		23,350,000	23,391,045
0.375%, due 7/31/27		9,105,000	9,094,330
0.625%, due 5/15/30		370,000	373,064
			89,123,531
United States Treasury Inflation - Indexed Notes 2.5% (h)
0.125%, due 1/15/30		6,731,628	7,461,088
0.75%, due 7/15/28		6,373,661	7,340,808
0.875%, due 1/15/29		17,272,124	20,122,359
			34,924,255

Total U.S. Government & Federal Agencies (Cost $338,890,358)			359,052,747
Total Long-Term Bonds (Cost $1,295,367,047)			1,384,405,571

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	3

Media 0.0% ‡
ION Media Networks, Inc. (i)(j)(k)(l)	2	755

Total Common Stocks (Cost $0)		758

Short-Term Investments 1.6%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 0.05% (m)	14,834,755	14,834,755

Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (m)(n)	7,255,468	7,255,468

Total Short-Term Investments (Cost $22,090,223)		22,090,223
Total Investments (Cost $1,317,457,270)	100.1%	1,406,496,552
Other Assets, Less Liabilities	(0.1)	(1,162,264)
Net Assets	100.0%	$1,405,334,288

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $7,103,225. The Fund received cash collateral with a value of $7,255,468.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2020.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(h)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Illiquid security - As of July 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $755, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of the fair valued security was $755, which represented less than one-tenth of a percent of the Fund's net assets.
(l)	Restricted security.
(m)	Current yield as of July 31, 2020.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts

2-Year United States Treasury Note	609	September 2020	$134,430,886	$134,579,485	$148,599
United States Treasury Long Bond	130	September 2020	23,010,899	23,696,562	685,663
Total Long Contracts					834,262

Short Contracts
10-Year United States Treasury Note	(330)	September 2020	(45,720,921)	(46,225,781)	(504,860)
10-Year United States Treasury Ultra Note	(362)	September 2020	(56,689,137)	(57,648,500)	(959,363)
5-Year United States Treasury Note	(395)	September 2020	(49,516,084)	(49,819,375)	(303,291)
United States Treasury Ultra Bond	(33)	September 2020	(7,342,421)	(7,513,688)	(171,267)
Total Short Contracts					(1,938,781)
Net Unrealized Depreciation					$(1,104,519)

1. As of July 31, 2020, cash in the amount of $1,461,402 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

Foreign Currency Forward Contracts

As of July 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,045,000	USD	3,464,683	JPMorgan Chase Bank N.A.	8/3/20	$122,177
Total Unrealized Appreciation						122,177
USD	3,311,319	EUR	3,045,000	JPMorgan Chase Bank N.A.	8/3/20	(275,541)
USD	3,386,691	EUR	2,970,000	JPMorgan Chase Bank N.A.	11/2/20	(118,424)
Total Unrealized Depreciation						(393,965)
Net Unrealized Depreciation						$(271,788)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The	following abbreviations are used in the preceding pages:
EUAM	—European Union Advisory Mission
EUR	—Euro
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$65,854,131	$—	$65,854,131
Corporate Bonds	—	777,673,441	—	777,673,441
Foreign Government Bonds	—	11,259,393	—	11,259,393
Loan Assignments	—	13,696,802	—	13,696,802
Mortgage-Backed Securities	—	151,339,005	—	151,339,005
Municipal Bonds	—	5,530,052	—	5,530,052
U.S. Government & Federal Agencies	—	359,052,747	—	359,052,747
Total Long-Term Bonds	—	1,384,405,571	—	1,384,405,571
Common Stocks (b)	3	—	755	758
Short-Term Investments
Affiliated Investment Company	14,834,755	—	—	14,834,755
Unaffiliated Investment Company	7,255,468	—	—	7,255,468
Total Short-Term Investments	22,090,223	—	—	22,090,223
Total Investments in Securities	22,090,226	1,384,405,571	755	1,406,496,552
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	122,177	—	122,177
Futures Contracts (c)	834,262	—	—	834,262
Total Other Financial Instruments	834,262	122,177	—	956,439
Total Investments in Securities and Other Financial Instruments	$22,924,488	$1,384,527,748	$755	$1,407,452,991

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(393,965)	$—	$(393,965)
Futures Contracts (c)	(1,938,781)	—	—	(1,938,781)
Total Other Financial Instruments	$(1,938,781)	$(393,965)	$—	$(2,332,746)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $755 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Equity Opportunities Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 91.7% †
Aerospace & Defense 1.8%
Boeing Co. (a)	1,000	$158,000
Curtiss-Wright Corp.	400	35,648
Lockheed Martin Corp. (a)	2,344	888,306
Northrop Grumman Corp.	441	143,329
Raytheon Technologies Corp. (a)	4,186	237,263
Spirit AeroSystems Holdings, Inc., Class A	31,000	606,670
Textron, Inc.	20,700	723,258
		2,792,474
Air Freight & Logistics 0.4%
XPO Logistics, Inc. (b)	7,300	547,646

Automobiles 1.5%
Tesla, Inc. (a)(b)	1,054	1,508,021
Thor Industries, Inc.	6,700	763,733
		2,271,754
Banks 3.3%
Bank of America Corp. (a)	65,383	1,626,729
Comerica, Inc.	400	15,408
East West Bancorp, Inc.	800	27,728
Fifth Third Bancorp (a)	37,600	746,736
First Hawaiian, Inc.	32,800	570,064
First Horizon National Corp.	1,300	12,051
PacWest Bancorp	18,900	345,398
Signature Bank	7,300	748,469
SVB Financial Group (b)	500	112,135
Synovus Financial Corp.	33,880	682,682
Wells Fargo & Co. (a)	10,800	262,008
		5,149,408
Beverages 0.5%
Coca-Cola Co. (a)	4,089	193,164
Molson Coors Beverage Co., Class B	7,500	281,400
PepsiCo., Inc. (a)	1,684	231,820
		706,384
Biotechnology 2.5%
AbbVie, Inc. (a)	9,000	854,190
ACADIA Pharmaceuticals, Inc. (b)	100	4,157
Alexion Pharmaceuticals, Inc. (b)	1,200	122,988
Alkermes PLC (b)	1,700	30,617
Alnylam Pharmaceuticals, Inc. (b)	500	72,880
Amgen, Inc.	3,098	757,988
Biogen, Inc. (b)	945	259,582
BioMarin Pharmaceutical, Inc. (b)	800	95,848
Bluebird Bio, Inc. (b)	100	6,070
Exact Sciences Corp. (b)	600	56,850
Exelixis, Inc. (b)	2,200	50,798
Gilead Sciences, Inc.	6,700	465,851
Immunomedics, Inc. (b)	700	29,561
Incyte Corp. (b)	1,100	108,636
Ionis Pharmaceuticals, Inc. (b)	400	23,024
Moderna, Inc. (b)	1,200	88,920
Neurocrine Biosciences, Inc. (b)	400	48,144
Regeneron Pharmaceuticals, Inc. (b)	514	324,884
Sarepta Therapeutics, Inc. (b)	300	46,056
Seattle Genetics, Inc. (b)	460	76,484
United Therapeutics Corp. (b)	400	44,588
Vertex Pharmaceuticals, Inc. (b)	1,362	370,464
		3,938,580
Building Products 1.1%
Masco Corp.	10,000	571,600
Owens Corning	12,900	780,063
Trane Technologies PLC	3,500	391,545
		1,743,208
Capital Markets 4.1%
Ameriprise Financial, Inc.	5,442	836,055
BlackRock, Inc.	100	57,501
E*TRADE Financial Corp.	900	45,693
Evercore, Inc., Class A	13,300	735,490
Intercontinental Exchange, Inc.	6,000	580,680
Lazard, Ltd., Class A	18,400	539,488
LPL Financial Holdings, Inc.	9,800	774,396
Moody's Corp.	3,100	872,030
Raymond James Financial, Inc.	1,300	90,324
S&P Global, Inc. (a)	3,200	1,120,800
State Street Corp.	9,200	586,868
TD Ameritrade Holding Corp.	2,100	75,369
		6,314,694
Chemicals 2.3%
Axalta Coating Systems, Ltd. (b)	29,200	648,240
Cabot Corp.	1,300	47,424
CF Industries Holdings, Inc.	23,500	736,255
DuPont de Nemours, Inc. (a)	2,266	121,186
Element Solutions, Inc. (b)	14,600	158,556
Huntsman Corp.	39,287	726,809
LyondellBasell Industries N.V., Class A	7,300	456,396
NewMarket Corp.	700	262,367
Sherwin-Williams Co. (a)	710	460,023
		3,617,256
Commercial Services & Supplies 0.5%
ADT, Inc.	4,000	34,440
Clean Harbors, Inc. (a)(b)	12,600	750,960
		785,400
Communications Equipment 0.6%
Cisco Systems, Inc. (a)	18,025	848,978

Consumer Finance 0.9%
American Express Co. (a)	5,400	503,928
Discover Financial Services	2,100	103,803
SLM Corp.	19,400	131,338
Synchrony Financial	31,300	692,669
		1,431,738
Containers & Packaging 0.0% ‡
Ardagh Group S.A.	4,004	54,495

Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	900	358,533

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B (a)(b)	6,062	1,186,818
Equitable Holdings, Inc.	37,000	757,020
Voya Financial, Inc.	1,500	74,100
		2,017,938
Diversified Telecommunication Services 0.6%
AT&T, Inc. (a)	13,169	389,539
Verizon Communications, Inc. (a)	8,038	462,024
		851,563
Electric Utilities 0.9%
NRG Energy, Inc.	8,700	294,147
OGE Energy Corp.	13,600	447,440
PPL Corp. (a)	23,900	636,218
		1,377,805
Electrical Equipment 0.6%
Acuity Brands, Inc.	1,800	178,380
nVent Electric PLC	13,600	246,976
Regal Beloit Corp.	5,800	533,426
		958,782
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (b)	10,900	780,658
Avnet, Inc.	25,500	681,360
IPG Photonics Corp. (a)(b)	200	35,802
Jabil, Inc.	22,941	799,723
SYNNEX Corp.	6,300	785,862
		3,083,405
Energy Equipment & Services 0.0% ‡
Schlumberger, Ltd.	1,000	18,140

Entertainment 2.0%
Activision Blizzard, Inc.	1,800	148,734
Electronic Arts, Inc. (b)	4,600	651,452
Lions Gate Entertainment Corp., Class B (b)	71,200	506,232
Madison Square Garden Entertainment Corp. (b)	500	35,430
Netflix, Inc. (a)(b)	1,816	887,806
Walt Disney Co.	7,349	859,392
		3,089,046
Equity Real Estate Investment Trusts 3.2%
Alexandria Real Estate Equities, Inc.	400	71,020
American Tower Corp. (a)	3,200	836,448
Americold Realty Trust	300	12,105
AvalonBay Communities, Inc.	100	15,312
CoreSite Realty Corp.	900	116,145
Crown Castle International Corp.	3,700	616,790
CyrusOne, Inc.	2,400	200,208
Digital Realty Trust, Inc.	3,400	545,836
Duke Realty Corp.	8,100	325,539
EPR Properties	600	17,178
Equinix, Inc. (a)	656	515,275
Equity LifeStyle Properties, Inc.	400	27,328
Extra Space Storage, Inc.	300	31,002
Invitation Homes, Inc.	1,100	32,802
Iron Mountain, Inc.	200	5,638
Life Storage, Inc.	200	19,626
Medical Properties Trust, Inc.	1,100	22,143
Prologis, Inc.	6,500	685,230
Public Storage (a)	100	19,988
Rayonier, Inc.	500	13,890
SBA Communications Corp.	1,300	405,002
Simon Property Group, Inc.	100	6,235
Sun Communities, Inc.	200	29,986
VICI Properties, Inc.	1,100	23,881
Weyerhaeuser Co.	12,600	350,406
		4,945,013
Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	2,000	651,060
Kroger Co. (a)	25,600	890,624
Sprouts Farmers Market, Inc. (b)	28,300	746,554
Walmart, Inc. (a)	12,700	1,643,380
		3,931,618
Food Products 0.7%
Ingredion, Inc.	2,200	190,300
Pilgrim's Pride Corp. (b)	2,700	41,445
Tyson Foods, Inc., Class A	13,300	817,285
		1,049,030
Health Care Equipment & Supplies 2.0%
Abbott Laboratories (a)	2,900	291,856
Baxter International, Inc. (a)	4,700	405,986
DexCom, Inc. (b)	500	217,770
Edwards Lifesciences Corp. (b)	2,700	211,707
Hill-Rom Holdings, Inc.	6,900	670,818
Hologic, Inc. (b)	3,500	244,230
Medtronic PLC (a)	4,800	463,104
Quidel Corp. (b)	2,000	564,940
Tandem Diabetes Care, Inc. (b)	300	31,338
		3,101,749
Health Care Providers & Services 3.7%
AmerisourceBergen Corp.	3,100	310,589
Anthem, Inc.	3,990	1,092,462
Cardinal Health, Inc.	15,100	824,762
Cigna Corp. (b)	2,200	379,918
DaVita, Inc. (b)	8,900	777,771
HCA Healthcare, Inc.	4,000	506,560
Humana, Inc.	2,570	1,008,597
McKesson Corp.	5,632	845,701
		5,746,360
Health Care Technology 0.3%
Cerner Corp.	3,100	215,295
Veeva Systems, Inc., Class A (b)	700	185,199
		400,494
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc. (a)	70	5,313
Domino's Pizza, Inc. (a)	2,000	773,220
McDonald's Corp. (a)	2,947	572,543
		1,351,076
Household Durables 0.5%
Lennar Corp., Class B (a)	2,100	113,127
PulteGroup, Inc. (a)	15,100	658,360
		771,487
Independent Power & Renewable Electricity Producers 1.0%
AES Corp. (a)	51,800	788,914
Vistra Energy Corp.	41,800	779,988
		1,568,902
Industrial Conglomerates 0.0% ‡
Honeywell International, Inc.	300	44,811

Insurance 2.0%
Allstate Corp.	5,700	538,023
American International Group, Inc. (a)	10,700	343,898
Aon PLC, Class A	600	123,132
Assured Guaranty, Ltd.	4,100	89,503
Brighthouse Financial, Inc. (b)	17,900	507,286
Chubb, Ltd.	900	114,516
Fidelity National Financial, Inc.	400	12,944
Marsh & McLennan Cos., Inc.	1,500	174,900
MetLife, Inc. (a)	7,100	268,735
Progressive Corp.	1,200	108,408
Reinsurance Group of America, Inc.	400	34,100
Travelers Cos., Inc.	500	57,210
Unum Group	43,800	754,674
		3,127,329
Interactive Media & Services 1.4%
Alphabet, Inc., Class A (b)	1,446	2,151,576

Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc. (a)(b)	2,371	7,503,456
eBay, Inc.	16,700	923,176
Qurate Retail, Inc., Series A (b)	51,200	558,592
		8,985,224
IT Services 4.4%
Akamai Technologies, Inc. (b)	3,300	371,052
Alliance Data Systems Corp.	7,000	310,520
Amdocs, Ltd.	3,900	242,190
DXC Technology Co.	14,600	261,486
Euronet Worldwide, Inc. (b)	2,900	278,806
GoDaddy, Inc., Class A (b)	11,200	787,136
Leidos Holdings, Inc.	7,400	704,184
ManTech International Corp., Class A	810	56,360
Mastercard, Inc., Class A	6,780	2,091,833
PayPal Holdings, Inc. (b)	7,900	1,548,953
Sabre Corp.	25,700	194,292
		6,846,812
Leisure Products 0.5%
Polaris, Inc.	7,500	777,225

Life Sciences Tools & Services 1.8%
Bruker Corp.	15,700	700,534
Charles River Laboratories International, Inc. (b)	2,100	417,879
IQVIA Holdings, Inc. (b)	5,700	902,823
PRA Health Sciences, Inc. (b)	7,400	788,544
Thermo Fisher Scientific, Inc.	111	45,949
		2,855,729
Machinery 1.1%
AGCO Corp.	6,700	439,721
Allison Transmission Holdings, Inc.	10,100	377,336
Crane Co.	1,600	90,512
Cummins, Inc.	100	19,326
Gates Industrial Corp. PLC (b)	8,100	85,374
Timken Co.	14,300	652,938
		1,665,207
Media 1.9%
Altice U.S.A., Inc., Class A (b)	23,800	642,362
Charter Communications, Inc., Class A (a)(b)	2,079	1,205,820
Comcast Corp., Class A (a)	21,120	903,936
Fox Corp., Class B (b)	6,200	159,774
		2,911,892
Metals & Mining 1.3%
Newmont Corp. (a)	15,600	1,079,520
Reliance Steel & Aluminum Co.	1,800	176,868
Steel Dynamics, Inc.	27,900	764,739
		2,021,127
Multi-Utilities 0.2%
MDU Resources Group, Inc.	16,700	350,366

Multiline Retail 1.3%
Dollar General Corp.	5,100	971,040
Target Corp.	8,100	1,019,628
		1,990,668
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp. (a)	5,259	441,440
Devon Energy Corp.	63,300	664,017
Exxon Mobil Corp. (a)	11,745	494,230
HollyFrontier Corp.	24,100	662,750
Occidental Petroleum Corp.	2,400	37,776
Valero Energy Corp.	5,700	320,511
		2,620,724
Personal Products 0.6%
Herbalife Nutrition, Ltd. (a)(b)	15,000	768,600
Nu Skin Enterprises, Inc., Class A (a)	5,166	231,695
		1,000,295
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co. (a)	1,400	82,124
Eli Lilly & Co.	1,300	195,377
Jazz Pharmaceuticals PLC (b)	2,100	227,325
Merck & Co., Inc.	13,500	1,083,240
Mylan N.V. (b)	26,300	423,693
Perrigo Co. PLC	13,500	715,770
Pfizer, Inc. (a)	11,211	431,399
		3,158,928
Professional Services 0.9%
CoreLogic, Inc. (a)	10,700	729,312
ManpowerGroup, Inc. (a)	10,698	735,915
		1,465,227
Road & Rail 0.9%
Schneider National, Inc., Class B (a)	30,200	758,926
Union Pacific Corp. (a)	3,700	641,395
		1,400,321
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc. (b)	2,300	178,089
Applied Materials, Inc.	16,600	1,067,878
Broadcom, Inc.	4,400	1,393,700
Cirrus Logic, Inc. (b)	4,700	322,091
Intel Corp. (a)	32,632	1,557,525
KLA Corp.	2,700	539,541
Lam Research Corp.	400	150,864
NVIDIA Corp. (a)	4,250	1,804,508
Qorvo, Inc. (b)	7,100	909,865
QUALCOMM, Inc. (a)	13,800	1,457,418
		9,381,479
Software 11.1%
Adobe, Inc. (b)	3,678	1,634,209
Atlassian Corp. PLC, Class A (b)	100	17,665
Autodesk, Inc. (b)	4,200	993,006
CDK Global, Inc.	15,900	722,814
Citrix Systems, Inc.	1,600	228,416
Dropbox, Inc., Class A (b)	35,500	807,625
Fortinet, Inc. (b)	6,200	857,460
Intuit, Inc. (a)	745	228,246
LogMeIn, Inc.	3,700	317,497
Microsoft Corp.	41,038	8,413,200
Oracle Corp.	7,400	410,330
Proofpoint, Inc. (b)	6,200	717,154
RingCentral, Inc., Class A (b)	400	116,108
salesforce.com, Inc. (a)(b)	3,600	701,460
ServiceNow, Inc. (a)(b)	1,587	697,010
SS&C Technologies Holdings, Inc.	3,300	189,750
Synopsys, Inc. (b)	800	159,376
		17,211,326
Specialty Retail 2.0%
AutoNation, Inc. (b)	7,100	364,514
Best Buy Co., Inc.	9,200	916,228
Home Depot, Inc. (a)	3,829	1,016,561
Lowe's Cos., Inc. (a)	200	29,782
O'Reilly Automotive, Inc. (b)	1,774	846,872
		3,173,957
Technology Hardware, Storage & Peripherals 0.8%
HP, Inc. (a)	50,142	881,496
NCR Corp. (b)	300	5,529
Xerox Holdings Corp. (b)	21,200	352,980
		1,240,005
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B (a)	11,000	1,073,710
Under Armour, Inc., Class C (b)	400	3,796
		1,077,506
Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.	67,800	560,706

Tobacco 0.3%
Philip Morris International, Inc. (a)	5,100	391,731

Trading Companies & Distributors 0.4%
HD Supply Holdings, Inc. (b)	8,200	287,820
MSC Industrial Direct Co., Inc., Class A	5,400	356,454
		644,274
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc. (a)	15,900	308,778
Total Common Stocks (Cost $114,787,007)		142,186,179

Exchange-Traded Fund 1.5%
SPDR S&P 500 ETF Trust	7,178	2,343,760
Total Exchange-Traded Fund (Cost $2,308,955)		2,343,760

	Number of Rights
Rights 0.0% ‡‡
Pharmaceuticals 0.0% ‡‡
Bristol-Myers Squibb Co. (b)	11,100	39,960
Total Rights (Cost $23,643)		39,960

	Shares
Short-Term Investment 3.6%
Affiliated Investment Company 3.6%
MainStay U.S. Government Liquidity Fund, 0.05% (c)	5,640,566	5,640,566
Total Short-Term Investment (Cost $5,640,566)		5,640,566
Total Investments (Cost $122,760,171)	96.8%	150,210,465
Other Assets, Less Liabilities	3.2	4,948,702
Net Assets	100.0%	$155,159,167

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(b)	Non-income producing security.
(c)	Current yield as of July 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Citigroup	1-800-Flowers.Com, Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	$31	$2,478
Citigroup	Allegiance Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(76)	154
Citigroup	Alphabet, Inc., Class C	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	1,806	404,669
Citigroup	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(341)	49,185
Citigroup	Ambarella, Inc.	1 month LIBOR BBA minus 0.90%	5/19/2021	Monthly	(314)	42,272
Citigroup	American Airlines Group, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(261)	321
Citigroup	Amkor Technology, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	56	26,522
Citigroup	Anterix, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(380)	22,183
Citigroup	Apollo Global Management, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(232)	11,328
Citigroup	Appian Corp.	1 month LIBOR BBA minus 4.00%	5/19/2021	Monthly	(171)	13,402
Citigroup	Apple Hospitality REIT, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(345)	79,632
Citigroup	Apple, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	5,938	3,541,273
Citigroup	ArcBest Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	201	108,600
Citigroup	Ares Management Corp. Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(262)	2,027
Citigroup	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	166	29,138
Citigroup	Axcelis Technologies, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	67	7,008
Citigroup	BancorpSouth Bank	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(201)	15,194
Citigroup	Beazer Homes USA, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	40	43,558
Citigroup	Bonanza Creek Energy, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	243	20,638
Citigroup	Brightsphere Investment Group	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	27	20,400
Citigroup	Brookfield Infrastructure Corp.	1 month LIBOR BBA minus 1.50%	5/19/2021	Monthly	(157)	2,124
Citigroup	Capstead Mortgage Corp.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	30	340
Citigroup	Central Garden & Pet Co., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	270	17,306
Citigroup	Cincinnati Bell, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	153	3,246
Citigroup	Colony Capital, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(6)	369
Citigroup	Comfort Systems USA, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	79	59,702
Citigroup	Community Bank System, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(84)	5,542
Citigroup	CONMED Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	347	98,196
Citigroup	Credit Acceptance Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(288)	7,127
Citigroup	Customers BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	33	6,232
Citigroup	Empire State Realty Trust, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(174)	12,081
Citigroup	Equity Commonwealth	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(247)	3,406
Citigroup	Eros International PLC	1 month LIBOR BBA minus 4.50%	5/19/2021	Monthly	(61)	7,260
Citigroup	Evolus, Inc.	1 month LIBOR BBA minus 29.25%	5/19/2021	Monthly	(50)	7,222
Citigroup	Facebook, Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	2,558	1,068,826
Citigroup	Flagstar BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	327	140,270
Citigroup	FormFactor, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	204	11,822
Citigroup	Fossil Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(53)	2,848
Citigroup	Gogo, Inc.	1 month LIBOR BBA minus 23.00%	5/19/2021	Monthly	(94)	8,447
Citigroup	HealthEquity, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(162)	22,783
Citigroup	HEICO Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(67)	9,558
Citigroup	HMS Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	335	61,228
Citigroup	HNI Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	129	7,787
Citigroup	Host Hotels & Resorts, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(271)	36,467
Citigroup	Hub Group Inc., Class A	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	81	3,822
Citigroup	Ichor Holdings, Ltd.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	251	132,629
Citigroup	Impinj, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(230)	36,957
Citigroup	Invesco Mortgage Capital, Inc.	1 month LIBOR BBA minus 10.75%	5/19/2021	Monthly	(177)	20,022
Citigroup	iRobot Corp.	1 month LIBOR BBA minus 0.80%	5/19/2021	Monthly	(178)	18,255
Citigroup	Jones Lang LaSalle, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(304)	46,954
Citigroup	JPMorgan Chase & Co.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	820	25,981
Citigroup	Kirby Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(17)	2,829
Citigroup	Lakeland Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(99)	1,480
Citigroup	Lantheus Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	334	8,154
Citigroup	Limelight Networks, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	118	19,509
Citigroup	Livent Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(419)	61,195
Citigroup	LiveRamp Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(438)	9,234
Citigroup	Luminex Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	274	28,308
Citigroup	M/I Homes, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	304	49,739
Citigroup	Macquarie Infrastructure Corp.	1 month LIBOR BBA minus 0.60%	5/19/2021	Monthly	(81)	2,574
Citigroup	Magellan Health, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	136	12,137
Citigroup	ManTech International Corp. Class A	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(62)	5,672
Citigroup	Medifast, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	131	2,554
Citigroup	Medpace Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	107	36,702
Citigroup	Meridian Bioscience, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	294	34,496
Citigroup	Meritage Homes Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	188	287,881
Citigroup	Murphy USA, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	38	2,113
Citigroup	Navistar International Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	22	16,241
Citigroup	New York Mortgage Trust, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(265)	8,224
Citigroup	Northwest Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(221)	323
Citigroup	Ontrak, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(136)	2,176
Citigroup	OraSure Technologies, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	25	18,403
Citigroup	Oxford Industries, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(295)	11,530
Citigroup	Photronics, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	72	654
Citigroup	Phreesia, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	268	8,096
Citigroup	Primo Water Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	448	8,511
Citigroup	Provention Bio, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(66)	256
Citigroup	Quotient, Ltd.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(58)	1,106
Citigroup	Renasant Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(114)	9,675
Citigroup	Rush Enterprises, Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	56	20,289
Citigroup	Sage Therapeutics, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(5)	91
Citigroup	Sanmina Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	29	3,927
Citigroup	Seacoast Banking Corp. of Florida	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(189)	540
Citigroup	SpartanNash Co.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	327	93,180
Citigroup	Sportsman's Warehouse Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	160	137,399
Citigroup	Stamps.com, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	295	225,166
Citigroup	Stepan Co.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	108	23,094
Citigroup	Stewart Information Services Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	82	18,879
Citigroup	STORE Capital Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(277)	4,728
Citigroup	Sunnova Energy International Inc	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	179	3,295
Citigroup	TFS Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(308)	31,625
Citigroup	The 3D Systems Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(297)	3,031
Citigroup	The Carlyle Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(446)	10,542
Citigroup	The Procter & Gamble Co.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	1,800	293,336
Citigroup	Tootsie Roll Industries, Inc.	1 month LIBOR BBA minus 1.15%	5/19/2021	Monthly	(276)	12,840
Citigroup	TPG RE Finance Trust, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(1)	23
Citigroup	TransDigm Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(468)	16,893
Citigroup	Ultra Clean Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	263	208,964
Citigroup	Under Armour, Inc. Class A	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(76)	6,744
Citigroup	United Bankshares, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(45)	5,118
Citigroup	UnitedHealth Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	1,926	251,001
Citigroup	Universal Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	46	2,305
Citigroup	Vapotherm, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	23	18,425
Citigroup	VEREIT, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(254)	4,825
Citigroup	Visa, Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	1,212	174,316
Citigroup	Vivint Solar, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	142	104,187
Citigroup	Welltower, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(104)	1,933
Citigroup	Western Digital Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(453)	153
Citigroup	World Fuel Services Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	412	25,636
Citigroup	Zuora, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(242)	30,613
						$8,707,661

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Citigroup	22nd Century Group, Inc.	1 month LIBOR BBA minus 6.75%	5/19/2021	Monthly	$(13)	$(1,815)
Citigroup	Accelerate Diagnostics, Inc.	1 month LIBOR BBA minus 64.50%	5/19/2021	Monthly	(68)	(47,356)
Citigroup	Adaptive Biotechnologies Corp.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(141)	(57,185)
Citigroup	Adient PLC	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	173	(10,183)
Citigroup	Air Lease Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(381)	(38,466)
Citigroup	Albemarle Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(350)	(95,537)
Citigroup	Alteryx, Inc., Class A	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(68)	(20,224)
Citigroup	American Homes 4 Rent Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(97)	(7,063)
Citigroup	Amneal Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	132	(14,416)
Citigroup	Amyris, Inc.	1 month LIBOR BBA minus 7.25%	5/19/2021	Monthly	(243)	(43,180)
Citigroup	Arconic Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	187	(4,956)
Citigroup	Asbury Automotive Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	72	(1,460)
Citigroup	AtriCure, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	53	(288)
Citigroup	AVIENT Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	203	(14,173)
Citigroup	AxoGen, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(7)	(73)
Citigroup	Axonics Modulation Technologies, Inc.	1 month LIBOR BBA minus 1.70%	5/19/2021	Monthly	(46)	(13,655)
Citigroup	Banc of California, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(113)	(37,106)
Citigroup	Bill.com Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(78)	(24,257)
Citigroup	BOK Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(362)	(83,782)
Citigroup	Brookdale Senior Living, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(76)	(5,607)
Citigroup	Cara Therapeutics, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(251)	(12,559)
Citigroup	Cardlytics, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(107)	(39,623)
Citigroup	Casella Waste Systems, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(109)	(6,905)
Citigroup	Centene Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(143)	(138)
Citigroup	Ceridian HCM Holding, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(154)	(18,027)
Citigroup	Coca-Cola Consolidated, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	324	(264)
Citigroup	Codexis, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(363)	(44,371)
Citigroup	Cognex Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(381)	(59,953)
Citigroup	Columbia Banking System, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(37)	(746)
Citigroup	Community Health Systems, Inc.	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(65)	(33,459)
Citigroup	Corporate Office Properties Trust	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(273)	(2,565)
Citigroup	Covanta Holding Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(193)	(15,301)
Citigroup	Covertrus Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(13)	(2,501)
Citigroup	Cree, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(258)	(196,430)
Citigroup	Endo International PLC	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	180	(2,311)
Citigroup	Erie Indemnity Co., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(327)	(72,147)
Citigroup	Eventbrite, Inc., Class A	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(255)	(10,073)
Citigroup	EverQuote, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(46)	(14,186)
Citigroup	FireEye, Inc.	1 month LIBOR BBA minus 0.85%	5/19/2021	Monthly	(223)	(30,814)
Citigroup	First Solar, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(39)	(20,656)
Citigroup	ForeScout Technologies, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(185)	(41,248)
Citigroup	Freshpet, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(223)	(45,721)
Citigroup	GCI Liberty, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(174)	(22,360)
Citigroup	Genworth Financial, Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	62	(5,673)
Citigroup	Glacier BanCorp, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(7)	(30)
Citigroup	Goosehead Insurance, Inc. Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(108)	(47,157)
Citigroup	GoPro, Inc., Class A	1 month LIBOR BBA minus 0.75%	5/19/2021	Monthly	(311)	(156,285)
Citigroup	Grand Canyon Education, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(335)	(38,082)
Citigroup	Grocery Outlet Holding Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(69)	(14,501)
Citigroup	Hamilton Lane, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(76)	(3,723)
Citigroup	Harsco Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(81)	(16,288)
Citigroup	Health Catalyst, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(340)	(96,611)
Citigroup	Home BancShares, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(76)	(2,672)
Citigroup	Hope Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	129	(4,407)
Citigroup	iHeartmedia Inc., Class A	1 month LIBOR BBA minus 2.00%	5/19/2021	Monthly	(190)	(25,269)
Citigroup	Independent Bank Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(268)	(28,617)
Citigroup	Innoviva, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	448	(3,633)
Citigroup	Integer Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	420	(31,758)
Citigroup	Interactive Brokers Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(407)	(29,434)
Citigroup	International Flavors & Fragrances, Inc.	1 month LIBOR BBA minus 0.90%	5/19/2021	Monthly	(382)	(8,082)
Citigroup	International Seaways, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	72	(7,862)
Citigroup	Investors Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	354	(56,193)
Citigroup	Johnson & Johnson	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	2,416	(12,075)
Citigroup	Kaiser Aluminum Corp.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	44	(880)
Citigroup	LendingTree, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(132)	(75,303)
Citigroup	Liberty Media Corp., Class A	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(56)	(10,225)
Citigroup	Malibu Boats, Inc., Class A	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	152	(5,451)
Citigroup	MasterCraft Boat Holdings, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	62	(3,897)
Citigroup	Match Group, Inc.	1 month LIBOR BBA minus 1.00%	5/19/2021	Monthly	(273)	(72,950)
Citigroup	MBIA, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(418)	(38,802)
Citigroup	Medallia, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(80)	(20,284)
Citigroup	Natus Medical, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	354	(81,423)
Citigroup	New Age Beverages Corp.	1 month LIBOR BBA minus 3.75%	5/19/2021	Monthly	(19)	(16,667)
Citigroup	Newmark Group Inc., Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	129	(5,759)
Citigroup	NexPoint Residential Trust, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(41)	(624)
Citigroup	Nexstar Media Group, Inc. Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(385)	(52,964)
Citigroup	NuVasive, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	437	(14,661)
Citigroup	Occidental Petroleum Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	—	(280)
Citigroup	Omega Healthcare Investors, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(103)	(7,582)
Citigroup	Pacific Biosciences of California	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(377)	(44,490)
Citigroup	PagerDuty, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(52)	(11,721)
Citigroup	Palomar Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(17)	(1,121)
Citigroup	Park Hotels & Resorts, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(42)	(4,785)
Citigroup	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(89)	(22,210)
Citigroup	Pluralsight, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(235)	(2,440)
Citigroup	PotlatchDeltic Corp.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	117	(1,461)
Citigroup	ProAssurance Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(62)	(2,800)
Citigroup	Progress Software Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	187	(26,870)
Citigroup	Progyny, Inc.	1 month LIBOR BBA minus 2.50%	5/19/2021	Monthly	(128)	(7,704)
Citigroup	ProPetro Holding Corp.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	163	(1,067)
Citigroup	Pulse Biosciences, Inc.	1 month LIBOR BBA minus 3.00%	5/19/2021	Monthly	(22)	(10,760)
Citigroup	Quaker Chemical Corp.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(116)	(477)
Citigroup	Rapid7, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(115)	(21,981)
Citigroup	RLI Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(106)	(8,899)
Citigroup	Roku, Inc.	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(43)	(19,322)
Citigroup	Santander Consumer USA Holdings, Inc.	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(280)	(2,557)
Citigroup	Service Properties Trust	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(30)	(13,420)
Citigroup	Shockwave Medical, Inc.	1 month LIBOR BBA minus 0.45%	5/19/2021	Monthly	(121)	(11,790)
Citigroup	Six Flags Entertainment Corp.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(242)	(4,798)
Citigroup	Steelcase, Inc. Class A	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	105	(13,659)
Citigroup	StoneCo Ltd., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(180)	(34,544)
Citigroup	SunPower Corp.	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(293)	(122,859)
Citigroup	TechTarget, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(196)	(46,845)
Citigroup	The Bank of NT Butterfield & Son, Ltd.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	222	(3,725)
Citigroup	The GEO Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	251	(60,954)
Citigroup	The Hain Celestial Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(151)	(45,731)
Citigroup	The Howard Hughes Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(113)	(4,350)
Citigroup	The Lovesac Co.	1 month LIBOR BBA minus 0.75%	5/19/2021	Monthly	(58)	(100,699)
Citigroup	The RealReal, Inc.	1 month LIBOR BBA 0.00%	5/19/2021	Monthly	(85)	(2,351)
Citigroup	The Simply Good Foods Co.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(196)	(70,815)
Citigroup	The Trade Desk, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(31)	(14,335)
Citigroup	Trex Co., Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(190)	(4,792)
Citigroup	Triumph BanCorp, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(15)	(821)
Citigroup	Trupanion, Inc.	1 month LIBOR BBA minus 1.00%	5/19/2021	Monthly	(246)	(214,523)
Citigroup	U.S. Ecology, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(348)	(71,353)
Citigroup	U.S. Physical Therapy, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(391)	(57,515)
Citigroup	United Community Banks, Inc.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	24	(2,786)
Citigroup	Universal Display Corp.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(363)	(73,268)
Citigroup	Upwork, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(120)	(59,201)
Citigroup	Varonis Systems, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(178)	(49,717)
Citigroup	Vector Group, Ltd.	1 month LIBOR BBA plus 0.35%	5/19/2021	Monthly	210	(19,412)
Citigroup	ViaSat, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(250)	(4,015)
Citigroup	Virgin Galactic Holdings, Inc.	1 month LIBOR BBA minus 10.00%	5/19/2021	Monthly	(239)	(22,233)
Citigroup	Virtu Financial, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(134)	(4,566)
Citigroup	WD-40 Co.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(93)	(4,849)
Citigroup	World Wrestling Entertainment, Inc., Class A	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(71)	(17,240)
Citigroup	WP Carey, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(222)	(13,193)
Citigroup	Xenia Hotels & Resorts, Inc.	1 month LIBOR BBA plus 0.65%	5/19/2021	Monthly	22	(3,375)
Citigroup	Zillow Group, Inc., Class C	1 month LIBOR BBA minus 0.50%	5/19/2021	Monthly	(49)	(5,778)
Citigroup	Zscaler, Inc.	1 month LIBOR BBA minus 0.35%	5/19/2021	Monthly	(59)	(18,582)
						$(3,598,003)

1	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$142,186,179	$—	$—	$142,186,179
Exchange-Traded Fund	2,343,760	—	—	2,343,760
Rights	39,960	—	—	39,960
Short-Term Investment
Affiliated Investment Company	5,640,566	—	—	5,640,566
Total Investments in Securities	$150,210,465	$—	$—	$150,210,465
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	8,707,661	—	8,707,661
Total Investments in Securities and Other Financial Instruments	$150,210,465	$8,707,661	$—	$158,918,126

Liability Valuation Inputs
Other Financial Instruments
Total Return Equity Swap Contracts (b)	$—	$(3,598,003)	$—	$(3,598,003)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(3,598,003)	$—	$(3,598,003)

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 95.5% †
Equity Funds 56.6%
IQ 50 Percent Hedged FTSE International ETF (a)	746,667	$14,396,561
IQ 500 International ETF (a)	817,445	19,389,387
IQ Candriam ESG International Equity ETF (a)	567,528	13,275,558
IQ Candriam ESG U.S. Equity ETF (a)	593,265	16,516,498
IQ Chaikin U.S. Large Cap ETF (a)	1,129,105	27,369,505
IQ Chaikin U.S. Small Cap ETF (a)	566,216	12,607,592
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,160,618	22,362,394
MainStay Epoch Capital Growth Fund Class I	168,687	2,413,912
MainStay Epoch International Choice Fund Class I (a)	470,164	16,404,008
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,141,425	29,243,321
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,581,023	39,386,410
MainStay MacKay Common Stock Fund Class I (a)	302,779	7,681,495
MainStay MacKay Growth Fund Class I (a)	751,065	32,768,947
MainStay MacKay International Equity Fund Class R6 (a)	594,650	10,923,721
MainStay MacKay International Opportunities Fund Class I (a)	2,422,361	15,745,346
MainStay MacKay S&P 500 Index Fund Class I (a)	917,919	42,710,788
MainStay MacKay Small Cap Core Fund Class I (a)	978,131	22,448,098
MainStay MAP Equity Fund Class I (a)	994,532	40,497,342
MainStay Winslow Large Cap Growth Fund Class R6	3,735,714	45,725,134

Total Equity Funds (Cost $364,965,877)		431,866,017

Fixed Income Funds 38.9%
IQ S&P High Yield Low Volatility Bond ETF (a)	308,942	7,877,310
MainStay Floating Rate Fund Class R6	437,501	3,832,506
MainStay MacKay Infrastructure Bond Fund Class R6 (a)	1,420,832	12,688,029
MainStay MacKay Short Duration High Yield Fund Class I	3,869,959	36,842,005
MainStay MacKay Total Return Bond Fund Class R6 (a)	19,725,197	227,431,523
MainStay Short Term Bond Class I (a)	734,797	7,891,717

Total Fixed Income Funds (Cost $280,704,630)		296,563,090

Total Affiliated Investment Companies (Cost $645,670,507)		728,429,107

Short-Term Investment 4.4%
Affiliated Investment Company 4.4%
MainStay U.S. Government Liquidity Fund, 0.05% (b)	34,030,493	34,030,493

Total Short-Term Investment (Cost $34,030,493)		34,030,493

Total Investments (Cost $679,701,000)	99.9%	762,459,600
Other Assets, Less Liabilities	0.1	499,995
Net Assets	100.0%	$762,959,595

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2020, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2020 were as follows[1]:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	11,395	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	7,713	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(14,819)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.244%	12/07/2020	Monthly	18,638	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.011%	12/07/2020	Monthly	(15,505)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.058%	12/07/2020	Monthly	(11,968)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.25%	10/26/2020	Monthly	3,589	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	7,620	—
						$—

1	As of July 31, 2020, cash in the amount of $883,355 was pledged from brokers for OTC swap contracts.
2	Fund pays or receives the floating rate and receives or pays the total return of the reference entity.
3	Reflects the value at reset date as of July 31, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$431,866,017	$—	$—	$431,866,017
Fixed Income Funds	296,563,090	—	—	296,563,090
Short-Term Investment	34,030,493	—	—	34,030,493
Total Investments in Securities	$762,459,600	$—	$—	$762,459,600

(a) For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.2% †
Asset-Backed Securities 15.8%
Automobile 1.0%
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	$1,250,000	$1,252,136

Automobile Asset-Backed Securities 0.4%
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.35%, due 5/25/33 (a)	500,000	513,278

Other Asset-Backed Securities 14.4%
Apidos CLO XXXII Series 2019-32A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	1,500,000	1,483,245
ARES CLO, Ltd. Series 2015-38A, Class BR 1.672% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	1,500,000	1,429,971
Ares XXXIV CLO, Ltd. Series 2015-2A, Class AR2 1.523% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(b)	500,000	489,437
Betony CLO 2, Ltd. Series 2018-1A, Class A1 1.348% (3 Month LIBOR + 1.08%), due 4/30/31 (a)(b)	1,590,000	1,554,694
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, due 11/20/47 (a)	1,348,950	1,392,953
Dell Equipment Finance Trust Series 2020-1, Class A2 2.26%, due 6/22/22 (a)	300,000	305,374
Dryden CLO, Ltd. Series 2018-57A, Class A 1.402% (3 Month LIBOR + 1.01%), due 5/15/31 (a)(b)	1,490,000	1,455,158
ELFI Graduate Loan Program LLC Series 2020-A, Class A 1.73%, due 8/25/45 (a)	500,000	502,509
Galaxy XV CLO, Ltd. Series 2013-15A, Class AR 1.475% (3 Month LIBOR + 1.20%), due 10/15/30 (a)(b)	1,000,000	981,430
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 1.472% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	250,000	246,128
MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (a)	71,581	73,094
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22%, due 7/15/69 (a)	250,000	250,547
Neuberger Berman CLO XIV, Ltd. (a)(b)
Series 2013-14A, Class AR2 1.277% (3 Month LIBOR + 1.03%), due 1/28/30	500,000	491,865
Series 2013-14A, Class BR2 1.747% (3 Month LIBOR + 1.50%), due 1/28/30	1,000,000	967,219
Orange Lake Timeshare Trust Series 2018-A, Class A 3.10%, due 11/8/30 (a)	921,339	936,311
Palmer Square CLO, Ltd. (a)(b)
Series 2015-2A, Class A1R2 1.372% (3 Month LIBOR + 1.10%), due 7/20/30	500,000	491,117
Series-2015-2A, Class A2R2 1.822% (3 Month LIBOR + 1.55%), due 7/20/30	1,000,000	969,546
Regatta VI Funding, Ltd. Series 2016-1A, Class BR 1.722% (3 Month LIBOR + 1.45%), due 7/20/28 (a)(b)	2,000,000	1,950,546
Silver Creek CLO, Ltd. Series 2014-1A, Class AR 1.512% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	1,000,000	991,533
Venture XXVI CLO, Ltd. Series 2017-26A, Class A 1.722% (3 Month LIBOR + 1.45%), due 1/20/29 (a)(b)	1,000,000	985,797
Voya CLO, Ltd. Series 2019-1A, Class BR 1.825% (3 Month LIBOR + 1.55%), due 4/15/31 (a)(b)	1,000,000	950,040
		18,898,514

Total Asset-Backed Securities (Cost $20,938,802)		20,663,928

Corporate Bonds 57.5%
Aerospace & Defense 0.9%
Boeing Co.
2.70%, due 5/1/22	825,000	838,013
4.508%, due 5/1/23	300,000	313,881
		1,151,894
Apparel 0.1%
Ralph Lauren Corp. 1.70%, due 6/15/22	150,000	153,010

Auto Manufacturers 6.1%
American Honda Finance Corp. 2.40%, due 6/27/24	1,350,000	1,432,935
BMW U.S. Capital LLC 3.45%, due 4/12/23 (a)	1,400,000	1,498,019
Daimler Finance North America LLC 1.292% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	1,260,000	1,258,582
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	550,000	547,591
3.664%, due 9/8/24	1,200,000	1,207,860
General Motors Financial Co., Inc.
3.70%, due 5/9/23	1,075,000	1,121,910
5.20%, due 3/20/23	175,000	190,315
Volkswagen Group of America Finance LLC 1.157% (3 Month LIBOR + 0.86%), due 9/24/21 (a)(b)	750,000	748,438
		8,005,650
Auto Parts & Equipment 0.6%
Aptiv Corp. 4.15%, due 3/15/24	750,000	826,777

Automobile 0.4%
Volkswagen Group of America Finance LLC 2.90%, due 5/13/22 (a)	500,000	518,399

Banks 17.8%
Banco Santander S.A. 2.746%, due 5/28/25	400,000	422,511
Bank of America Corp. 4.20%, due 8/26/24	1,025,000	1,148,764
Bank of Nova Scotia 3.40%, due 2/11/24	750,000	819,961
Barclays Bank PLC 1.70%, due 5/12/22	800,000	815,836
BNP Paribas S.A. 4.25%, due 10/15/24	1,225,000	1,364,470
Citigroup, Inc. 3.75%, due 6/16/24	1,800,000	2,002,139
Credit Agricole S.A. (a)
1.907% (SOFR + 1.676%), due 6/16/26 (c)	400,000	411,291
3.375%, due 1/10/22	925,000	959,391
Credit Suisse A.G. 1.00%, due 5/5/23	1,425,000	1,441,531
Fifth Third Bancorp 1.625%, due 5/5/23	550,000	565,308
Goldman Sachs Group, Inc. 3.625%, due 2/20/24	1,900,000	2,079,769
HSBC Holdings PLC 4.25%, due 8/18/25	1,600,000	1,771,060
JPMorgan Chase & Co. 3.875%, due 2/1/24	1,800,000	2,001,487
Lloyds Banking Group PLC 1.326% (CMT + 1.10%), due 6/15/23 (b)	350,000	353,248
Mizuho Financial Group, Inc. (b)
0.99% (3 Month LIBOR + 0.63%), due 5/25/24	1,500,000	1,486,431
1.163% (3 Month LIBOR + 0.85%), due 9/13/23	750,000	750,444
Morgan Stanley 4.10%, due 5/22/23	1,200,000	1,304,863
Nordea Bank Abp 1.00%, due 6/9/23 (a)	425,000	432,178
Sumitomo Mitsui Financial Group, Inc. 2.696%, due 7/16/24	1,350,000	1,441,379
UBS Group A.G. 1.364% (CMT + 1.08%), due 1/30/27 (a)(b)	675,000	681,221
Wells Fargo & Co. 3.45%, due 2/13/23	1,000,000	1,062,001
		23,315,283
Building Materials 0.2%
Carrier Global Corp. 1.923%, due 2/15/23 (a)	300,000	308,748

Chemicals 1.8%
DuPont de Nemours, Inc. 2.169%, due 5/1/23	725,000	739,819
E.I. du Pont de Nemours & Co. 1.70%, due 7/15/25	150,000	156,815
Nutrien, Ltd.
1.90%, due 5/13/23	300,000	309,670
3.625%, due 3/15/24	1,050,000	1,149,449
		2,355,753
Computers 0.8%
DXC Technology Co. 4.00%, due 4/15/23	200,000	211,601
Hewlett Packard Enterprise Co. 0.998% (3 Month LIBOR + 0.68%), due 3/12/21 (b)	750,000	751,195
NetApp, Inc. 1.875%, due 6/22/25	150,000	155,493
		1,118,289
Diversified Financial Services 1.2%
AIG Global Funding 0.80%, due 7/7/23 (a)	675,000	679,115
Ares Finance Co. LLC 4.00%, due 10/8/24 (a)	750,000	802,670
USAA Capital Corp 1.50%, due 5/1/23 (a)	150,000	154,511
		1,636,296
Electric 0.9%
Pacific Gas and Electric Co. 1.75%, due 6/16/22	625,000	627,316
Pinnacle West Capital Corp. 1.30%, due 6/15/25	500,000	512,422
		1,139,738
Electronics 0.9%
Agilent Technologies, Inc. 3.875%, due 7/15/23	1,030,000	1,119,366

Food 0.4%
Conagra Brands, Inc. 3.20%, due 1/25/23	550,000	583,272

Gas 0.8%
Dominion Energy Gas Holdings LLC 3.55%, due 11/1/23	925,000	1,003,434

Health Care - Products 0.3%
Stryker Corp. 1.15%, due 6/15/25	400,000	407,060

Health Care - Services 0.7%
Laboratory Corp. of America Holdings 3.25%, due 9/1/24	900,000	987,097

Household Products & Wares 0.8%
Reckitt Benckiser Treasury Services PLC 0.857% (3 Month LIBOR + 0.56%), due 6/24/22 (a)(b)	1,025,000	1,024,546

Housewares 0.2%
Newell Brands, Inc. 4.35%, due 4/1/23	205,000	217,810

Insurance 1.3%
Aon PLC 3.50%, due 6/14/24	750,000	825,838
Metropolitan Life Global Funding I 3.60%, due 1/11/24 (a)	490,000	541,346
Protective Life Global Funding 1.082%, due 6/9/23 (a)	400,000	406,177
		1,773,361
Iron & Steel 0.1%
Steel Dynamics, Inc. 2.40%, due 6/15/25	125,000	131,249

Machinery - Diversified 1.0%
CNH Industrial Capital LLC
1.95%, due 7/2/23	300,000	302,827
4.375%, due 4/5/22	250,000	262,576
CNH Industrial N.V. 4.50%, due 8/15/23	660,000	714,818
		1,280,221
Media 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, due 2/1/24	1,025,000	1,137,890
Discovery Communications LLC 3.80%, due 3/13/24	875,000	958,904
		2,096,794
Miscellaneous - Manufacturing 0.5%
Trane Technologies Global Holding Co., Ltd. 2.90%, due 2/21/21	600,000	607,674

Oil & Gas 1.5%
BP Capital Markets America, Inc. 3.216%, due 11/28/23	1,030,000	1,112,095
Equinor ASA 1.75%, due 1/22/26	250,000	261,272
Occidental Petroleum Corp. 2.90%, due 8/15/24	570,000	536,484
		1,909,851
Oil & Gas Services 0.9%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,050,000	1,141,093

Pharmaceuticals 4.5%
AbbVie, Inc. 3.80%, due 3/15/25 (a)	380,000	425,736
AstraZeneca PLC 1.051% (3 Month LIBOR + 0.665%), due 8/17/23 (b)	2,000,000	2,001,969
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	1,330,000	1,454,467
CVS Health Corp. 3.375%, due 8/12/24	1,320,000	1,441,934
Upjohn, Inc. 1.125%, due 6/22/22 (a)	525,000	529,312
		5,853,418
Pipelines 3.1%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,050,000	1,102,462
Kinder Morgan Energy Partners, L.P. 4.15%, due 2/1/24	1,050,000	1,154,669
MPLX, L.P. 1.213% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	375,000	373,202
Phillips 66 Partners, L.P. 2.45%, due 12/15/24	550,000	568,801
Plains All American Pipeline L.P. / PAA Finance Corp. 3.85%, due 10/15/23	775,000	815,642
		4,014,776
Real Estate Investment Trusts 5.5%
Alexandria Real Estate Equities, Inc. 3.90%, due 6/15/23	1,030,000	1,123,393
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	1,100,000	1,157,397
Healthpeak Properties, Inc. 4.20%, due 3/1/24	1,050,000	1,155,156
National Retail Properties, Inc. 3.90%, due 6/15/24	1,350,000	1,465,433
Regency Centers, L.P. 3.90%, due 11/1/25	1,000,000	1,094,900
SBA Tower Trust 1.884%, due 7/15/50 (a)	250,000	251,583
VEREIT Operating Partnership, L.P. 4.60%, due 2/6/24	850,000	914,345
		7,162,207
Software 0.9%
Fidelity National Information Services, Inc. 3.875%, due 6/5/24	800,000	885,860
Infor, Inc. 1.75%, due 7/15/25 (a)	300,000	309,240
		1,195,100
Telecommunications 1.7%
AT&T Inc. 3.55%, due 6/1/24	1,600,000	1,769,613
T-Mobile USA, Inc. 1.50%, due 2/15/26 (a)	450,000	456,341
		2,225,954
Total Corporate Bonds (Cost $73,120,884)		75,264,120

Mortgage-Backed Securities 9.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
BX Commercial Mortgage Trust (a)(b)
Series 2019-XL, Class A 1.095% (1 Month LIBOR + 0.92%), due 10/15/36	1,709,685	1,705,395
Series 2019-IMC, Class A 1.175% (1 Month LIBOR + 1.00%), due 4/15/34	500,000	480,005
Series 2019-IMC, Class B 1.475% (1 Month LIBOR + 1.30%), due 4/15/34	175,000	164,503
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A 1.245% (1 Month LIBOR + 1.07%), due 12/15/37 (a)(b)	1,500,000	1,496,690
		3,846,593
Whole Loan (Collateralized Mortgage Obligations) 6.2%
COLT Mortgage Loan Trust (a)(d)
Series 2020-2, Class A1 1.853%, due 3/25/65	233,527	235,705
Series 2019-3, Class A1 2.764%, due 8/25/49	969,427	981,113
JP Morgan Mortgage Trust (a)(b)
Series 2019-1, Class A11 1.122% (1 Month LIBOR + 0.95%), due 5/25/49	1,291,183	1,288,353
Series 2019-2, Class A11 1.122% (1 Month LIBOR + 0.95%), due 8/25/49	927,106	924,967
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(d)	274,063	278,902
Sequoia Mortgage Trust (a)(d)
Series 2020-3, Class A1 3.00%, due 4/25/50	1,420,503	1,480,115
Series 2017-7, Class A4 3.50%, due 10/25/47	965,252	982,705
Series 2020-1, Class A1 3.50%, due 2/25/50	439,962	453,471
Series 2020-2, Class A1 3.50%, due 3/25/50	1,391,944	1,435,131
		8,060,462
Total Mortgage-Backed Securities (Cost $11,884,620)		11,907,055

U.S. Government & Federal Agencies 15.8%
Federal Farm Credit Bank 7.2%
0.68%, due 6/17/24	1,300,000	1,301,347
0.71%, due 6/17/24	1,200,000	1,200,103
1.00%, due 5/11/26	1,800,000	1,800,047
1.00%, due 8/3/27	1,300,000	1,298,546
1.04%, due 5/27/27	900,000	900,626
1.05%, due 6/22/28	450,000	450,427
1.09%, due 6/4/27	1,600,000	1,600,681
1.32%, due 6/8/28	450,000	450,097
1.35%, due 11/27/28	425,000	425,013
		9,426,887
Federal Home Loan Mortgage Corporation 3.7%
0.80%, due 11/25/25	625,000	625,238
0.90%, due 5/28/25	1,500,000	1,500,508
0.95%, due 5/28/25	1,500,000	1,500,708
1.125%, due 5/12/27	1,275,000	1,275,415
		4,901,869
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.8%
1.10%, due 4/23/25	1,000,000	1,001,633

United States Treasury Notes 4.1%
0.125%, due 6/30/22	2,500,000	2,500,098
0.125%, due 7/15/23	2,500,000	2,500,390
0.25%, due 6/30/25	375,000	375,674
		5,376,162
Total U.S. Government & Federal Agencies (Cost $20,689,759)		20,706,551

Total Long-Term Bonds (Cost $126,634,065)		128,541,654

Short-Term Investments 2.3%
Commercial Paper 0.5% (e)
Toyota Motor Credit Corp. 2.059%, due 1/4/21	700,000	699,155

Total Commercial Paper (Cost $693,933)		699,155

Repurchase Agreement 1.8%
Fixed Income Clearing Corp. 1.79%, dated 7/31/20 due 8/3/20 Proceeds at Maturity $2,385,222 (Collateralized by a United States Treasury Note with a rate 1.75% and a maturity date of 6/30/24, with a Principal Amount of $2,290,500 and a Market Value of $2,433,006)	2,385,222	2,385,222

Total Repurchase Agreement (Cost $2,385,222)		2,385,222

Total Short-Term Investments (Cost $3,079,155)		3,084,377

Total Investments (Cost $129,713,220)	100.5%	131,626,031
Other Assets, Less Liabilities	(0.5)	(596,596)
Net Assets	100.0%	$131,029,435

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(e)	Interest rate shown represents yield to maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts

2-Year United States Treasury Note	187	September 2020	$41,295,910	$41,324,078	$28,168
United States Treasury Long Bond	3	September 2020	534,630	546,843	12,213
Total Long Contracts					40,381

Short Contracts

10-Year United States Treasury Note	(19)	September 2020	(2,629,523)	(2,661,484)	(31,961)
5-Year United States Treasury Note	(155)	September 2020	(19,453,140)	(19,549,375)	(96,235)
United States Treasury Ultra Bond	(2)	September 2020	(433,615)	(455,375)	(21,760)
Total Short Contracts					(149,956)
Net Unrealized Depreciation					$(109,575)

1. As of July 31, 2020, cash in the amount of $120,886 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

CMT	—1 Year Treasury Constant Maturity Rate
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$20,663,928	$—	$20,663,928
Corporate Bonds	—	75,264,120	—	75,264,120
Mortgage-Backed Securities	—	11,907,055	—	11,907,055
U.S. Government & Federal Agencies	—	20,706,551	—	20,706,551
Total Long-Term Bonds	—	128,541,654	—	128,541,654
Short-Term Investments
Commercial Paper	—	699,155	—	699,155
Repurchase Agreement	—	2,385,222	—	2,385,222
Total Short-Term Investments	—	3,084,377	—	3,084,377
Total Investments in Securities	—	131,626,031	—	131,626,031
Other Financial Instruments
Futures Contracts (b)	40,381	—	—	40,381
Total Investments in Securities and Other Financial Instruments	$40,381	$131,626,031	$—	$131,666,412

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(149,956)	$—	$—	$(149,956)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability

•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund's assets and liabilities as of July 31, 2020 is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2020, there were no securities held by the Funds that were fair valued in such a manner.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Fund’s written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund’s investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2020, and can change at any time.

Investments in Affiliates (in 000s) During the period ended July 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$133	$65,145	$(62,451)	$—	$—	$2,827	$7	$—	2,827

MainStay Conservative Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions		Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$9,330	$174	$(179)	$9	$(696)	$8,638	$151	$—		448
IQ 500 International ETF	1,176	8,372	(318)	(41)	(1,431)	7,758	151	—		327
IQ Candriam ESG International Equity ETF	—	6,501	—	—	881	7,382	34	—		316
IQ Candriam ESG U.S. Equity ETF	—	8,566	—	—	332	8,898	3	—		320
IQ Chaikin U.S. Large Cap ETF	9,302	2,389	(2,534)	(66)	(271)	8,820	156	—		364
IQ Chaikin U.S. Small Cap ETF	15,236	1,651	(8,707)	144	(857)	7,467	41	—		335
IQ Enhanced Core Bond U.S. ETF	5,522	—	(5,482)	220	(260)	—	19	—		—
IQ Global Resources ETF	4,033	22	(4,172)	273	(156)	—	72	—		—
IQ S&P High Yield Low Volatility Bond ETF	5,670	4,679	(5,534)	(152)	131	4,794	85	—		188
MainStay Candriam Emerging Markets Equity Fund Class R6	5,308	4,717	(2,683)	(417)	1,070	7,995	118	—		772
MainStay Epoch Capital Growth Fund Class I	4,071	234	(3,771)	842	(656)	720	30	192		50
MainStay Epoch International Choice Fund Class I	6,984	194	(1,804)	(20)	(148)	5,206	194	—		149
MainStay Epoch U.S. All Cap Fund Class R6	11,000	1,873	(2,128)	(126)	(944)	9,675	75	1,062		378
MainStay Epoch U.S. Equity Yield Fund Class R6	13,985	2,971	(3,157)	(269)	(1,101)	12,429	305	243		815
MainStay Floating Rate Fund Class R6	24,302	736	(10,737)	(562)	(184)	13,555	537	—		1,547
MainStay MacKay Common Stock Fund Class I	7,244	722	(5,170)	(184)	(144)	2,468	96	350		97
MainStay MacKay Convertible Fund Class I	5,485	151	(5,499)	303	(440)	—	42	95		—
MainStay MacKay Emerging Markets Equity Fund Class R6	5,329	205	(5,724)	788	(598)	—	205	—		—
MainStay MacKay Growth Fund Class I	12,400	2,456	(1,727)	26	2,814	15,969	81	371		366
MainStay MacKay High Yield Municipal Bond Fund Class I	8,054	—	-7,756	—	(298)	—	2	—		—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	7,870	(8,066)	196	—	—	104	0	(a)	—
MainStay MacKay Infrastructure Bond Fund Class I	6,147	—	-6,160	—	13	—	1	—		—
MainStay MacKay Infrastructure Bond Fund Class R6	—	12,142	(5,491)	163	221	7,035	148	—		788
MainStay MacKay International Equity Fund Class R6	132	3,429	—	—	94	3,655	12	50		199
MainStay MacKay International Opportunities Fund Class I	5,065	1,023	(134)	(49)	(922)	4,983	487	—		767
MainStay MacKay S&P 500 Index Fund Class I	2,077	13,147	(1,653)	(114)	3,193	16,650	42	283		358
MainStay MacKay Short Duration High Yield Fund Class I	35,989	10,748	(11,518)	(432)	(866)	33,921	9	1,315		3,563
MainStay MacKay Short Term Municipal Fund Class I	4,411	—	(4,406)	28	(33)	—	3	—		—
MainStay MacKay Small Cap Core Fund Class I	15,364	74	(2,986)	64	(1,315)	11,201	69	—		488
MainStay MacKay Total Return Bond Fund Class R6	34,229	172,653	(9,898)	(388)	12,076	208,672	3,824	—		18,098
MainStay MacKay U.S. Equity Opportunities Fund Class I	9,784	1,105	(10,063)	1,214	(2,040)	—	389	714		—
MainStay MacKay Unconstrained Bond Fund Class R6	3,967	37	(3,912)	9	(101)	—	36	—		—
MainStay MAP Equity Fund Class I	15,247	2,306	(4,578)	14	(657)	12,332	140	1,094		303
MainStay Short Term Bond Class I (b)	141,545	186	(135,785)	6,101	(7,408)	4,639	71	90		432
MainStay U.S. Government Liquidity Fund	10,116	95,132	(81,227)	—	—	24,021	98	—		24,021
MainStay Winslow Large Cap Growth Fund Class R6 (c)	12,824	5,412	(4,628)	425	2,654	16,687	1,324	—		1,363
	$451,328	$371,877	$(367,587)	$7,999	$1,953	$465,570	$9,154	$5,859

MainStay Epoch Capital Growth Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,025	$19,705	$(18,328)	$—	$—	$2,402	$10	$—	2,402

MainStay Epoch Global Equity Yield Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$38,943	$396,797	$(407,128)	$—	$—	$28,612	$194	$—	28,612

MainStay Epoch International Choice Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$6,081	$61,294	$(64,930)	$—	$—	$2,445	$31	$—	2,445

MainStay Epoch U.S. All Cap Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$17,292	$173,783	$(185,497)	$—	$—	$5,578	$77	$—	5,578

MainStay Epoch U.S. Equity Yield Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$21,574	$158,242	$(159,841)	$—	$—	$19,975	$116	$—	19,975

MainStay Equity Allocation Fund (d)

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$7,505	$109	$(23)	$3	$(575)	$7,019	$123	$—	364
IQ 500 International ETF	14,317	7,469	(754)	(40)	(3,090)	17,902	360	—	755
IQ Candriam ESG International Equity ETF	—	1,976	—	—	264	2,240	10	—	96
IQ Candriam ESG U.S. Equity ETF	—	10,311	—	—	792	11,103	15	—	399
IQ Chaikin U.S. Large Cap ETF	24,618	2,879	(6,550)	163	(953)	20,157	351	—	832
IQ Chaikin U.S. Small Cap ETF	20,869	18	(6,609)	53	(1,990)	12,341	89	—	554
IQ Global Resources ETF	5,523	32	(5,716)	413	(252)	—	99	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	9,688	10,326	(1,051)	(194)	2,284	21,053	215	—	2,034
MainStay Epoch Capital Growth Fund Class I	3,679	231	(3,385)	713	(556)	682	27	174	48
MainStay Epoch International Choice Fund Class I	17,938	523	(1,356)	131	(483)	16,753	511	—	480
MainStay Epoch U.S. All Cap Fund Class R6	30,671	2,988	(5,340)	117	(3,552)	24,884	196	2,786	971
MainStay Epoch U.S. Equity Yield Fund Class R6	34,230	8,528	(3,998)	(635)	(4,320)	33,805	764	662	2,215
MainStay MacKay Common Stock Fund Class I	16,093	1,647	(10,821)	(1,860)	835	5,894	216	786	232
MainStay MacKay Emerging Markets Equity Fund Class R6	9,707	544	(10,541)	1,366	(1,076)	—	370	—	—
MainStay MacKay Growth Fund Class I	33,828	2,172	(10,524)	285	4,252	30,013	223	1,027	688
MainStay MacKay International Equity Fund Class R6	8,803	3,984	(144)	(7)	634	13,270	73	300	722
MainStay MacKay International Opportunities Fund Class I	13,720	5,002	(239)	(52)	(2,851)	15,580	1,387	—	2,397
MainStay MacKay S&P 500 Index Fund Class I	1,011	26,672	(1,001)	253	2,641	29,576	21	138	636
MainStay MacKay Small Cap Core Fund Class I	25,180	4,119	(260)	91	(3,073)	26,057	130	—	1,135
MainStay MacKay U.S. Equity Opportunities Fund Class I	14,983	1,287	(15,686)	1,894	(2,478)	—	454	833	—
MainStay MAP Equity Fund Class I	32,198	6,945	(1,206)	(98)	(2,489)	35,350	298	2,337	868
MainStay U.S. Government Liquidity Fund	14,546	57,322	(58,207)	—	—	13,661	75	—	13,661
MainStay Winslow Large Cap Growth Fund Class R6 (c)	35,734	9,150	(7,695)	158	6,294	43,641	27	3,687	3,565
	$374,841	$164,234	$(151,106)	$2,754	$(9,742)	$380,981	$6,034	$12,730

MainStay Floating Rate Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$1,221	$7,000	$(6,001)	$(644)	$(30)	$1,546	$132	$—	283

MainStay Growth Allocation Fund (e)

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions		Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$15,867	$38	$(46)	$2	$(1,208)	$14,653	$259		$—		760
IQ 500 International ETF	8,599	21,180	(36)	(5)	(4,596)	25,142	482		—		1,060
IQ Candriam ESG International Equity ETF	—	10,811	—	—	1,631	12,442	56		—		532
IQ Candriam ESG U.S. Equity ETF	—	12,355	—	—	376	12,731	2		—		457
IQ Chaikin U.S. Large Cap ETF	35,695	7,028	(5,514)	76	(1,822)	35,463	593		—		1,463
IQ Chaikin U.S. Small Cap ETF	40,245	3,903	(13,536)	(174)	(3,197)	27,241	164		—		1,223
IQ Enhanced Core Bond U.S. ETF	23	—	(23)	1	(1)	—	0	(a)	—		—
IQ Enhanced Core Plus Bond U.S. ETF	2,598	—	(2,577)	100	(121)	—	9		—		—
IQ Global Resources ETF	13,494	45	(13,933)	796	(402)	—	241		—		—
IQ S&P High Yield Low Volatility Bond ETF	2,524	7,679	(2,368)	(161)	220	7,894	62		—		310
MainStay Candriam Emerging Markets Equity Fund Class R6	18,898	18,069	(8,561)	(2,056)	4,232	30,582	401		—		2,955
MainStay Epoch Capital Growth Fund Class I	7,586	424	(3,953)	776	(222)	4,611	55		357		322
MainStay Epoch International Choice Fund Class I	33,737	949	(7,592)	993	(1,632)	26,455	948		—		758
MainStay Epoch U.S. All Cap Fund Class R6	46,102	5,616	(5,001)	(171)	(5,286)	41,260	313		4,453		1,610
MainStay Epoch U.S. Equity Yield Fund Class R6	65,947	3,489	(6,482)	(391)	(6,987)	55,576	1,266		1,153		3,642
MainStay Floating Rate Fund Class R6	25,041	544	(21,082)	(392)	(269)	3,842	353		—		439
MainStay MacKay Common Stock Fund Class I	21,316	2,932	(14,820)	(2,641)	2,182	8,969	286		1,037		354
MainStay MacKay Convertible Fund Class I	10,900	279	(10,915)	587	(851)	—	83		188		—
MainStay MacKay Emerging Markets Equity Fund Class R6	18,985	688	(20,249)	1,861	(1,285)	—	687		—		—
MainStay MacKay Growth Fund Class I	46,227	10,120	(18,481)	719	6,987	45,572	301		1,388		1,045
MainStay MacKay High Yield Municipal Bond Fund Class I	12,398	—	(11,906)	—	(492)	—	4		—		—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	12,485	(12,733)	248	—	—	172		—		—
MainStay MacKay Infrastructure Bond Fund Class I	12,541	—	(12,577)	—	36	—	0	(a)	—		—
MainStay MacKay Infrastructure Bond Fund Class R6	—	21,350	(9,002)	257	399	13,004	278		0	(a)	1,456
MainStay MacKay International Equity Fund Class R6	9,653	6,118	(64)	6	734	16,447	86		355		895
MainStay MacKay International Opportunities Fund Class I	26,011	2,530	(91)	(11)	(4,643)	23,796	2,498		—		3,661
MainStay MacKay S&P 500 Index Fund Class I	4,828	34,483	(2,379)	419	6,321	43,672	98		657		939
MainStay MacKay Short Duration High Yield Fund Class I	51,734	4,678	(18,104)	(522)	(1,045)	36,741	1,631		—		3,859
MainStay MacKay Short Term Municipal Fund Class I	7,403	—	(7,396)	47	(54)	—	4		—		—
MainStay MacKay Small Cap Core Fund Class I	48,628	300	(2,297)	458	(4,958)	42,131	252		—		1,836
MainStay MacKay Total Return Bond Fund Class R6	16,673	68,333	(14,407)	(578)	3,790	73,811	939		—		6,402
MainStay MacKay U.S. Equity Opportunities Fund Class I	28,074	2,400	(28,867)	4,664	(6,271)	—	847		1,553		—
MainStay MacKay Unconstrained Bond Fund Class R6	7,622	48	(7,571)	45	(144)	—	48		—		—
MainStay MAP Equity Fund Class I	52,871	8,551	(5,711)	95	(2,358)	53,448	484		3,790		1,313
MainStay Short Term Bond Class I (b)	15,836	5,026	(12,564)	(64)	(140)	8,094	124		157		754
MainStay U.S. Government Liquidity Fund	15,613	171,373	(154,004)	—	—	32,982	143		—		32,982
MainStay Winslow Large Cap Growth Fund Class R6 (c)	55,662	12,453	(10,769)	186	9,750	67,282	40		5,527		5,497
	$779,331	$456,277	$(465,611)	$5,170	$(11,326)	$763,841	$14,209		$20,615

MainStay MacKay Growth Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$29	$29,990	$(30,008)	$—	$—	$11	$1	$—	11

MainStay MacKay International Opportunities Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$8,451	$69,310	$(67,324)	$—	$—	$10,437	$68	$—	10,437

MainStay MacKay S&P 500 Index Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$195,611	$(195,611)	$—	$—	$—	$3	$—	—

MainStay MacKay Small Cap Core Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4	$16,077	$(16,061)	$—	$—	$20	$1	$—	20

MainStay MacKay Total Return Bond Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$83,216	$985,809	$(1,054,190)	$—	$—	$14,835	$326	$—	14,835

MainStay MacKay U.S. Equity Opportunities Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,851	$62,096	$(61,306)	$—	$—	$5,641	$42	$—	5,641

MainStay Moderate Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions		Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$15,546	$73	$(39)	$1	$(1,184)	$14,397	$254		$—		747
IQ 500 International ETF	1,882	21,272	(122)	(17)	(3,626)	19,389	374		—		817
IQ Candriam ESG International Equity ETF	—	11,642	—	—	1,634	13,276	60		—		568
IQ Candriam ESG U.S. Equity ETF	—	15,487	—	—	1,029	16,516	11		—		593
IQ Chaikin U.S. Large Cap ETF	28,035	5,583	(5,177)	44	(1,115)	27,370	462		—		1,129
IQ Chaikin U.S. Small Cap ETF	23,409	11	(8,872)	86	(2,026)	12,608	83		—		566
IQ Enhanced Core Bond U.S. ETF	12,227	—	(12,137)	556	(646)	—	41		—		—
IQ Global Resources ETF	9,998	58	(10,348)	611	(319)	—	179		—		—
IQ S&P High Yield Low Volatility Bond ETF	2,907	7,668	(2,728)	(193)	223	7,877	70		—		309
MainStay Candriam Emerging Markets Equity Fund Class R6	15,196	12,721	(7,301)	(1,513)	3,259	22,362	288		—		2,161
MainStay Epoch Capital Growth Fund Class I	6,950	406	(5,320)	1,152	(774)	2,414	50		329		169
MainStay Epoch International Choice Fund Class I	23,833	636	(7,621)	925	(1,369)	16,404	636		—		470
MainStay Epoch U.S. All Cap Fund Class R6	34,988	4,836	(6,816)	(145)	(3,620)	29,243	239		3,399		1,141
MainStay Epoch U.S. Equity Yield Fund Class R6	47,672	2,472	(5,309)	(327)	(5,122)	39,386	923		832		2,581
MainStay Floating Rate Fund Class R6	21,721	468	(17,703)	(415)	(238)	3,833	331		—		438
MainStay MacKay Common Stock Fund Class I	20,375	1,582	(13,153)	(1,541)	419	7,682	272		986		303
MainStay MacKay Convertible Fund Class I	9,594	268	(9,623)	514	(753)	—	74		165		—
MainStay MacKay Emerging Markets Equity Fund Class R6	15,195	495	(16,136)	1,661	(1,215)	—	495		—		—
MainStay MacKay Growth Fund Class I	37,221	3,781	(14,490)	1,412	4,845	32,769	242		1,115		751
MainStay MacKay High Yield Municipal Bond Fund Class I	12,816	—	(12,344)	—	(472)	—	4		—		—
MainStay MacKay High Yield Municipal Bond Fund Class R6	—	12,538	(12,786)	248	—	—	171		0	(a)	—
MainStay MacKay Infrastructure Bond Fund Class I	12,636	—	(12,672)	—	36	—	0	(a)	—		—
MainStay MacKay Infrastructure Bond Fund Class R6	—	20,905	(8,862)	255	390	12,688	273		—		1,421
MainStay MacKay International Equity Fund Class R6	3,192	7,403	(3)	0 (a)	332	10,924	42		172		595
MainStay MacKay International Opportunities Fund Class I	17,506	1,746	(368)	(126)	(3,013)	15,745	1,684		—		2,422
MainStay MacKay S&P 500 Index Fund Class I	2,517	34,418	(719)	(39)	6,534	42,711	51		342		918
MainStay MacKay Short Duration High Yield Fund Class I	51,223	4,894	(17,767)	(582)	(926)	36,842	1,595		—		3,870
MainStay MacKay Short Term Municipal Fund Class I	7,372	—	(7,364)	49	(57)	—	4		—		—
MainStay MacKay Small Cap Core Fund Class I	23,590	1,522	(166)	6	(2,504)	22,448	123		—		978
MainStay MacKay Total Return Bond Fund Class R6	60,946	182,682	(27,886)	(966)	12,656	227,432	3,938		—		19,725
MainStay MacKay U.S. Equity Opportunities Fund Class I	22,306	2,050	(22,436)	3,344	(5,264)	—	723		1,327		—
MainStay MacKay Unconstrained Bond Fund Class R6	8,821	80	(8,704)	(2)	(195)	—	80		—		—
MainStay MAP Equity Fund Class I	40,469	6,287	(4,835)	143	(1,567)	40,497	372		2,917		995
MainStay Short Term Bond Class I (b)	110,962	367	(102,380)	4,236	(5,293)	7,892	120		153		735
MainStay U.S. Government Liquidity Fund	15,350	165,107	(146,427)	—	—	34,030	168		—		34,030
MainStay Winslow Large Cap Growth Fund Class R6 (c)	39,680	8,542	(10,197)	808	6,892	45,725	28		3,929		3,736
	$756,135	$538,000	$(538,811)	$10,185	$(3,049)	$762,460	$14,460		$15,666

(a)	Less than $500.

(b)	Prior to December 5, 2019, known as MainStay Indexed Bond Fund Class I.

(c)	Prior to February 28, 2020, known as MainStay Large Cap Growth Fund.

(d)	Prior to July 31, 2020, known as MainStay Growth Allocation Fund.

(e)	Prior to July 31, 2020, known as MainStay Moderate Growth Allocation Fund.

MainStay Funds Trust